UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd, Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Richard J. Byrne

100 Bright Meadow Blvd, Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/2014

Date of reporting period: 6/30/2014

Item 1. Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2014

MassMutual FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Richard J. Byrne

“MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms.”

June 30, 2014

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2014. After a record-setting performance in 2013, stock market volatility increased in the early months of 2014, but stocks here and abroad ultimately regained their footing and finished the six-month period in positive territory. Bonds and commodities also rose, which marked the first time since 1993 that stocks, bonds, and commodities all shared an advance for the first half of the year. The U.S. economy continued to grow, but periods of mixed results in key economic indicators – including employment, housing, manufacturing, and retail sales – helped drive the higher level of market volatility that characterized much of the period. Changes at the Federal Reserve (the “Fed”), involving both monetary policy and the central bank’s leadership, and military action by Russia in neighboring Ukraine filled the news and kept investors busy during the six months. Economic growth took an uneven course in Europe and the Far East, where efforts by central bankers and country leaders to stimulate their respective economies continued. Against this overall backdrop, the price of oil started at slightly more than $98 per barrel, traded up to nearly $108 in mid-June, and finished the period near $106. Gold started the year off at slightly more than $1,202 per ounce and spiked as high as $1,379 in mid-March before losing some ground and finishing the six-month period at slightly less than $1,322.

Key events that defined the period

A sell-off in equity markets in late January and early February gave way to a recovery that more than offset previous losses in most cases. A weak December 2013 employment report, concerns about emerging markets, and the Fed’s ongoing reduction of the monthly bond purchases in its Quantitative Easing program (“QE”) were all factors weighing on share prices. Worries about emerging markets eased, however, and enabled stocks to embark on a recovery. Reassuring comments from new Fed Chair Janet L. Yellen, the first woman to lead the central bank, who replaced Ben Bernanke at the end of January, also helped bolster the market.

One factor keeping investors on edge during the quarter was turmoil in Ukraine, whose internal struggles ultimately drove a referendum in the country’s Crimea region that yielded the decision to become part of Russia, a move not recognized by the West, including the U.S. The political upheaval did little significant damage to stock prices. Consequently, most broad equity benchmarks ended the first quarter only modestly below their all-time highs.

Stocks of U.S. and foreign companies overcame a brief, and relatively mild, sell-off during the first half of April to surge into fresh high ground in the second quarter of 2014, as an ongoing global economic recovery, receding concerns about Ukraine, and stimulative monetary policy from central banks provided a supportive backdrop for equity prices. In May, India installed Narendra Modi as prime minister, which helped boost the performance of emerging-market stocks.

The European Central Bank (“ECB”) announced reductions to key interest rates and also introduced a fresh series of low-cost loans to banks in an effort to jump-start lending. These moves helped lift the performance of stocks across much of the world. Global stock prices also reacted favorably to remarks coming out of the Fed meeting on June 18, at which the Fed stated it would reduce the amount of the QE monthly bond purchases by an additional $10 billion and reaffirmed its intention to keep short-term interest rates near zero in an ongoing effort to incentivize job creation and economic growth.

As June drew to a close, a new round of revisions to gross domestic product (“GDP”) figures indicated the U.S. economy had contracted 2.9% during first-quarter 2014. Investors were largely unfazed by the negative figure and seemed to accept expert analysis that challenges to commerce created by the rough winter weather were the main reason for the contraction.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

In this environment, the large-cap stock S&P 500® Index led the major market indexes with a 7.14% return for the six months. The technology-heavy NASDAQ Composite® Index rose 6.18%, while the Dow Jones Industrial AverageSM, an indicator of blue-chip domestic stock performance, managed a 2.68% advance over the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 3.19%. In foreign markets, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 5.14% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, gained 6.32%. Fixed-income investments kept pace with a number of equity sectors, and the Barclays U.S. Aggregate Bond Index returned 3.93%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. Remember, the financial markets go up and down – and it is nearly impossible to predict their future direction. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. Thank you for putting your trust in MassMutual.

Sincerely,

Richard J. Byrne

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/14 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/14

Amazon.com, Inc.	4.4%
Gilead Sciences, Inc.	3.3%
Priceline.com, Inc.	3.3%
Google, Inc. Class A	2.9%
Google, Inc. Class C	2.8%
Danaher Corp.	2.6%
McKesson Corp.	2.6%
MasterCard, Inc. Class A	2.4%
Biogen Idec, Inc.	2.3%
Visa, Inc. Class A	2.1%

28.7%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/14

Communications	23.8%
Consumer, Non-cyclical	23.3%
Consumer, Cyclical	18.8%
Industrial	12.3%
Financial	7.6%
Energy	5.2%
Technology	4.7%
Basic Materials	3.9%
Mutual Funds	0.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/14

General Electric Co.	2.7%
JP Morgan Chase & Co.	2.5%
T. Rowe Price Reserve Investment Fund	2.5%
Chevron Corp.	2.3%
Wells Fargo & Co.	2.3%
Apache Corp.	2.0%
Exxon Mobil Corp.	1.9%
U.S. Bancorp	1.8%
Johnson & Johnson	1.6%
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	1.6%

21.2%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/14

Financial	18.4%
Energy	15.9%
Industrial	14.1%
Consumer, Non-cyclical	11.1%
Communications	9.9%
Consumer, Cyclical	7.1%
Utilities	5.8%
Technology	5.8%
Basic Materials	5.0%
Mutual Funds	2.5%

Total Long-Term Investments	95.6%
Short-Term Investments and Other Assets and Liabilities	4.4%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

* The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by MML Advisers. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MML Advisers. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/14

Apple, Inc.	3.2%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.8%
Johnson & Johnson	1.7%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Chevron Corp.	1.4%
Berkshire Hathaway, Inc. Class B	1.3%
JP Morgan Chase & Co.	1.2%
The Procter & Gamble Co.	1.2%

17.1%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	22.2%
Financial	15.4%
Communications	12.6%
Technology	11.8%
Energy	10.7%
Industrial	10.0%
Consumer, Cyclical	9.1%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.0%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/14

Intel Corp.	6.3%
Wells Fargo & Co.	6.3%
American International Group, Inc.	5.8%
General Motors Co.	5.7%
Apple, Inc.	5.6%
Franklin Resources, Inc.	5.3%
Family Dollar Stores, Inc.	4.9%
National Oilwell Varco, Inc.	4.9%
JP Morgan Chase & Co.	4.8%
Ralph Lauren Corp.	4.7%

54.3%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/14

Financial	34.6%
Consumer, Cyclical	25.4%
Technology	20.8%
Energy	4.9%
Communications	4.0%
Consumer, Non-cyclical	3.6%

Total Long-Term Investments	93.3%
Short-Term Investments and Other Assets and Liabilities	6.7%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily to predominantly common stocks, and, while there are no set percentage targets, the Fund invests predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/14

Sanofi	2.8%
Roche Holding AG	2.5%
Samsung Electronics Co., Ltd.	2.2%
BNP Paribas	1.9%
GlaxoSmithKline PLC	1.9%
Total SA	1.9%
Cie Generale des Etablissements Michelin Class B	1.8%
Bayer AG	1.8%
HSBC Holdings PLC	1.7%
Akzo Nobel NV	1.7%

20.2%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/14

Financial	22.4%
Consumer, Non-cyclical	18.8%
Energy	12.4%
Industrial	11.3%
Consumer, Cyclical	10.2%
Communications	10.1%
Technology	5.3%
Mutual Funds	3.8%
Basic Materials	3.8%
Diversified	2.0%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MML Foreign Fund Country Weightings (% of Net Assets) on 6/30/14

United Kingdom	16.5%
France	13.3%
Germany	12.3%
Netherlands	7.1%
Japan	6.4%
Switzerland	6.3%
Republic of Korea	4.8%
United States	3.9%
Italy	3.6%
Hong Kong	3.5%
Singapore	3.0%
Norway	2.5%
China	2.2%
Spain	2.1%
Brazil	1.5%
Sweden	1.5%
Israel	1.4%
Bermuda	1.3%
Ireland	1.2%
Portugal	1.1%
India	1.1%
Canada	0.9%
Russia	0.8%
Channel Islands	0.6%
Taiwan	0.6%
Australia	0.6%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/14

Microsoft Corp.	4.4%
Oracle Corp.	3.5%
Apple, Inc.	3.2%
Verizon Communications, Inc.	2.8%
QUALCOMM, Inc.	2.4%
Google, Inc. Class C	2.2%
Comcast Corp. Class A	1.8%
The Home Depot, Inc.	1.7%
Mondelez International, Inc. Class A	1.7%
American Express Co.	1.7%

25.4%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	24.1%
Technology	22.3%
Communications	18.5%
Industrial	12.2%
Consumer, Cyclical	9.2%
Energy	7.3%
Financial	5.0%
Basic Materials	0.7%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/14

Wells Fargo & Co.	4.1%
JP Morgan Chase & Co.	3.5%
Chevron Corp.	3.4%
Cisco Systems, Inc.	2.7%
Merck & Co., Inc.	2.7%
PNC Financial Services Group, Inc.	2.4%
Halliburton Co.	2.1%
Citigroup, Inc.	2.0%
General Electric Co.	2.0%
Intel Corp.	1.9%

26.8%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/14

Financial	25.6%
Consumer, Non-cyclical	16.9%
Energy	13.1%
Communications	9.7%
Industrial	8.9%
Consumer, Cyclical	8.7%
Technology	8.6%
Basic Materials	4.0%
Utilities	2.5%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. The Fund may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/14

The Walt Disney Co.	3.0%
Linde AG	2.8%
Nestle SA	2.7%
Reckitt Benckiser Group PLC	2.6%
Honeywell International, Inc.	2.4%
Bayer AG	2.3%
Diageo PLC	2.3%
Thermo Fisher Scientific, Inc.	2.2%
Time Warner, Inc.	2.1%
Accenture PLC Class A	2.0%

24.4%

MML Global Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	30.3%
Industrial	16.3%
Financial	14.0%
Communications	9.9%
Consumer, Cyclical	9.0%
Basic Materials	7.7%
Technology	6.3%
Energy	3.8%
Diversified	1.8%
Mutual Funds	0.7%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MML Global Fund Country Weightings (% of Net Assets) on 6/30/14

United States	48.2%
United Kingdom	11.1%
France	8.6%
Switzerland	8.0%
Germany	7.7%
Netherlands	2.7%
Ireland	2.0%
Canada	1.9%
Netherlands Antilles	1.9%
Japan	1.7%
Denmark	0.9%
Sweden	0.8%
Brazil	0.8%
Republic of Korea	0.7%
Italy	0.5%
Austria	0.5%
Israel	0.4%
Thailand	0.3%
Mexico	0.3%
Bermuda	0.2%
Russia	0.2%
India	0.2%
Czech Republic	0.2%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/14

JP Morgan Chase & Co.	2.9%
Danaher Corp.	2.7%
Johnson & Johnson	2.2%
Wells Fargo & Co.	2.2%
The Walt Disney Co.	2.2%
Pfizer, Inc.	2.1%
Visa, Inc. Class A	2.1%
EMC Corp.	2.0%
Covidien PLC	2.0%
The Procter & Gamble Co.	1.9%

22.3%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	24.5%
Financial	16.6%
Technology	13.1%
Industrial	11.3%
Communications	9.5%
Consumer, Cyclical	8.9%
Energy	8.5%
Basic Materials	4.2%
Utilities	2.0%
Diversified	1.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. The Fund will focus on issuers that have good prospects for capital appreciation. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/14

Wells Fargo & Co.	3.6%
JP Morgan Chase & Co.	3.1%
General Electric Co.	2.9%
Chevron Corp.	2.9%
Comcast Corp. Special Class A	2.7%
The Home Depot, Inc.	2.2%
Pfizer, Inc.	2.2%
Merck & Co., Inc.	2.2%
Exxon Mobil Corp.	2.1%
Microsoft Corp.	1.9%

25.8%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/14

Financial	22.4%
Consumer, Non-cyclical	17.5%
Industrial	14.0%
Energy	13.2%
Communications	7.4%
Consumer, Cyclical	6.5%
Basic Materials	6.1%
Utilities	5.2%
Technology	4.8%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in equity securities of non-U.S. companies located in non-U.S. markets throughout the world, including emerging markets. The Fund may invest a substantial portion of its assets in just one region or country and may, but does not currently intend to, invest in U.S. companies. Ordinarily, the Fund’s portfolio typically holds thirty to sixty stocks and the Fund invests in the securities of at least five countries outside the U.S. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML International Equity Fund Largest Holdings (% of Net Assets) on 6/30/14

Credit Suisse Group	4.9%
Allianz SE	3.5%
BNP Paribas	3.3%
Honda Motor Co. Ltd.	3.3%
Toyota Motor Corp.	3.2%
CNH Industrial NV	2.8%
Diageo PLC	2.8%
Cie Financiere Richemont SA	2.8%
Lloyds Banking Group PLC	2.8%
Bayerische Motoren Werke AG	2.7%

32.1%

MML International Equity Fund Sector Table (% of Net Assets) on 6/30/14

Financial	25.2%
Consumer, Cyclical	20.7%
Consumer, Non-cyclical	20.4%
Industrial	16.2%
Technology	6.6%
Basic Materials	2.7%
Communications	2.2%
Diversified	1.8%

Total Long-Term Investments	95.8%
Other Assets and Liabilities	4.2%

Net Assets	100.0%

MML International Equity Fund Country Weightings (% of Net Assets) on 6/30/14

Switzerland	16.0%
United Kingdom	16.0%
France	15.2%
Japan	13.9%
Germany	10.3%
Netherlands	7.4%
Sweden	4.5%
Australia	4.1%
Italy	3.1%
Republic of Korea	2.1%
Ireland	2.0%
Canada	0.7%
Israel	0.5%

Total Long-Term Investments	95.8%
Other Assets and Liabilities	4.2%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, LLC (Rainier).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/14

Apple, Inc.	5.5%
Google, Inc. Class A	3.6%
Visa, Inc. Class A	3.1%
Facebook, Inc. Class A	3.0%
Yahoo!, Inc.	2.7%
Priceline.com, Inc.	2.6%
Amazon.com, Inc.	2.5%
The Walt Disney Co.	2.5%
The Sherwin-Williams Co.	2.4%
MasterCard, Inc. Class A	2.3%

30.2%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	27.1%
Communications	26.3%
Industrial	10.4%
Technology	9.7%
Financial	8.7%
Consumer, Cyclical	7.7%
Energy	7.2%
Basic Materials	2.4%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Managed Volatility Fund and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. The Fund’s subadviser is Gateway Investment Advisers, LLC (Gateway).

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/14

Apple, Inc.	3.2%
Exxon Mobil Corp.	2.4%
Microsoft Corp.	1.8%
Johnson & Johnson	1.7%
General Electric Co.	1.5%
Wells Fargo & Co.	1.4%
Chevron Corp.	1.4%
Berkshire Hathaway, Inc. Class B	1.3%
JP Morgan Chase & Co.	1.2%
The Procter & Gamble Co.	1.2%

17.1%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	22.2%
Financial	15.6%
Communications	12.6%
Technology	11.8%
Energy	10.7%
Industrial	10.0%
Consumer, Cyclical	9.1%
Basic Materials	3.3%
Utilities	3.1%
Diversified	0.0%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/14

IHS, Inc. Class A	1.8%
Fiserv, Inc.	1.7%
CarMax, Inc.	1.6%
Textron, Inc.	1.6%
EQT Corp.	1.5%
IDEX Corp.	1.5%
Altera Corp.	1.4%
T. Rowe Price Government Reserve Investment Fund	1.4%
DENTSPLY International, Inc.	1.4%
Pall Corp.	1.4%

15.3%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	25.4%
Industrial	18.0%
Consumer, Cyclical	14.6%
Technology	10.8%
Communications	8.3%
Financial	7.7%
Energy	6.3%
Mutual Funds	6.2%
Basic Materials	3.0%
Utilities	0.7%

Total Long-Term Investments	101.0%
Short-Term Investments and Other Assets and Liabilities	(1.0)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/14

Republic Services, Inc.	3.2%
Northern Trust Corp.	2.8%
Imperial Oil Ltd.	2.6%
iShares Russell Midcap Value Index Fund	2.5%
The ADT Corp.	2.0%
Applied Materials, Inc.	1.9%
Westar Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
Sysco Corp.	1.6%
The Laclede Group, Inc.	1.6%

21.5%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/14

Financial	24.2%
Consumer, Non-cyclical	20.2%
Industrial	13.8%
Utilities	13.4%
Technology	7.3%
Energy	7.3%
Consumer, Cyclical	6.1%
Mutual Funds	2.5%
Basic Materials	2.0%
Communications	1.7%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MML PIMCO Total Return Fund Portfolio Characteristics (% of Net Assets) on 6/30/14

Corporate Debt	33.6%
U.S. Government Agency Obligations and Instrumentalities	19.2%
Sovereign Debt Obligations	16.7%
Non-U.S. Government Agency Obligations	12.1%
U.S. Treasury Obligations	11.9%
Municipal Obligations	1.9%
Bank Loans	0.5%
Preferred Stock	0.3%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

MML PIMCO Total Return Fund Country Weightings (% of Net Assets) on 6/30/14

United States	67.2%
Italy	9.9%
Spain	6.7%
United Kingdom	2.8%
Netherlands	2.2%
Canada	1.9%
Norway	1.4%
France	0.8%
Australia	0.6%
Luxembourg	0.5%
Chile	0.4%
British Virgin Islands	0.3%
Republic of Korea	0.3%
Belgium	0.3%
Brazil	0.2%
United Arab Emirates	0.2%
India	0.2%
Cayman Islands	0.2%
Ireland	0.1%

Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 70% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 30% of the Fund’s portfolio, as of June 30, 2014.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/14

Armstrong World Industries, Inc.	2.0%
Dexcom, Inc.	1.6%
OpenTable, Inc.	1.5%
Tyler Technologies, Inc.	1.3%
Portfolio Recovery Associates, Inc.	1.3%
Panera Bread Co. Class A	1.2%
Xoom Corp.	1.2%
Virtusa Corp.	1.2%
Cyberonics, Inc.	1.1%
Watsco, Inc.	1.1%

13.5%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/14

Consumer, Non-cyclical	20.5%
Industrial	18.3%
Consumer, Cyclical	15.7%
Technology	13.1%
Financial	12.2%
Mutual Funds	8.9%
Communications	7.3%
Energy	6.2%
Basic Materials	2.8%
Utilities	0.8%
Diversified	0.1%

Total Long-Term Investments	105.9%
Short-Term Investments and Other Assets and Liabilities	(5.9)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/14

Aaron’s, Inc.	2.0%
Landstar System, Inc.	1.9%
Genesee & Wyoming, Inc. Class A	1.9%
SVB Financial Group	1.8%
Kirby Corp.	1.7%
Home Bancshares, Inc.	1.7%
ProAssurance Corp.	1.6%
Alaska Air Group, Inc.	1.6%
East West Bancorp, Inc.	1.6%
Beacon Roofing Supply, Inc.	1.3%

17.1%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/14

Industrial	28.0%
Financial	20.4%
Consumer, Cyclical	12.7%
Consumer, Non-cyclical	9.9%
Basic Materials	8.4%
Energy	5.5%
Utilities	4.5%
Technology	4.0%
Mutual Funds	3.9%
Communications	2.7%

Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.0)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/14

Office Depot, Inc.	1.5%
Aspen Insurance Holdings Ltd.	1.5%
Lear Corp.	1.4%
Lam Research Corp.	1.4%
Rosetta Resources, Inc.	1.4%
Arrow Electronics, Inc.	1.4%
American Financial Group, Inc.	1.4%
Vishay Intertechnology, Inc.	1.4%
CDW Corp.	1.4%
Tenneco, Inc.	1.4%

14.2%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/14

Financial	29.0%
Industrial	18.6%
Consumer, Cyclical	16.6%
Consumer, Non-cyclical	9.1%
Technology	6.6%
Utilities	6.2%
Communications	5.9%
Energy	4.6%
Basic Materials	2.8%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Small/Mid Cap Value Fund Country Weightings (% of Net Assets) on 6/30/14

United States	90.8%
Bermuda	6.2%
Puerto Rico	1.3%
United Kingdom	1.1%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.9%
Chemicals — 3.9%
Ecolab, Inc.	47,100	$5,244,114
FMC Corp.	700	49,833
Monsanto Co.	12,250	1,528,065
Praxair, Inc.	22,330	2,966,317
The Sherwin-Williams Co.	30,800	6,372,828

		16,161,157

Communications — 23.8%
Internet — 21.6%
Akamai Technologies, Inc. (a)	36,500	2,228,690
Amazon.com, Inc. (a)	56,350	18,301,353
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	43,300	8,088,873
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	36,500	2,337,460
Facebook, Inc. Class A (a)	120,576	8,113,559
Google, Inc. Class A (a)	20,400	11,927,268
Google, Inc. Class C (a)	20,500	11,793,240
LinkedIn Corp. Class A (a)	11,000	1,886,170
NAVER Corp.	1,438	1,189,867
Netflix, Inc. (a)	11,000	4,846,600
Priceline.com, Inc. (a)	11,300	13,593,900
Tencent Holdings Ltd.	252,800	3,875,529
TripAdvisor, Inc. (a)	5,400	586,764
Vipshop Holdings Ltd. (a)	6,400	1,201,536

		89,970,809

Media — 1.4%
Discovery Communications, Inc. Series C (a)	29,875	2,168,626
Nielsen NV	2,600	125,866
Twenty-First Century Fox Class A	48,600	1,708,290
The Walt Disney Co.	21,100	1,809,114

		5,811,896

Telecommunications — 0.8%
QUALCOMM, Inc.	22,900	1,813,680
Softbank Corp.	21,600	1,607,094

		3,420,774

		99,203,479

Consumer, Cyclical — 18.8%
Airlines — 1.7%
American Airlines Group, Inc. (a)	111,600	4,794,336
Delta Air Lines, Inc.	60,000	2,323,200

		7,117,536

Apparel — 0.3%
Nike, Inc. Class B	14,640	1,135,332

	Number of Shares	Value
Ralph Lauren Corp.	700	$112,483
VF Corp.	1,200	75,600

		1,323,415

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	6,700	1,608,402

Automotive & Parts — 0.5%
Delphi Automotive PLC	16,300	1,120,462
Johnson Controls, Inc.	1,000	49,930
TRW Automotive Holdings Corp. (a)	9,700	868,344

		2,038,736

Distribution & Wholesale — 0.2%
Fastenal Co.	13,800	682,962
Fossil Group, Inc. (a)	2,100	219,492
W.W. Grainger, Inc.	300	76,281

		978,735

Leisure Time — 0.4%
Carnival Corp.	3,400	128,010
Harley-Davidson, Inc.	20,400	1,424,940

		1,552,950

Lodging — 5.2%
Hilton Worldwide Holdings, Inc. (a)	51,328	1,195,942
Las Vegas Sands Corp.	83,200	6,341,504
Marriott International, Inc. Class A	11,187	717,087
MGM Resorts International (a)	76,100	2,009,040
Starwood Hotels & Resorts Worldwide, Inc.	43,300	3,499,506
Wynn Macau Ltd.	330,000	1,298,840
Wynn Resorts Ltd.	30,900	6,413,604

		21,475,523

Retail — 10.1%
AutoZone, Inc. (a)	1,400	750,736
CarMax, Inc. (a)	15,000	780,150
Chipotle Mexican Grill, Inc. (a)	9,200	5,451,092
Costco Wholesale Corp.	17,300	1,992,268
CVS Caremark Corp.	35,400	2,668,098
Dollar Tree, Inc. (a)	21,800	1,187,228
Hanesbrands, Inc.	13,100	1,289,564
The Home Depot, Inc.	48,100	3,894,176
L Brands, Inc.	29,700	1,742,202
Lowe’s Cos., Inc.	91,200	4,376,688
Michael Kors Holdings Ltd. (a)	17,600	1,560,240
O’Reilly Automotive, Inc. (a)	25,200	3,795,120
PVH Corp.	2,000	233,200
Ross Stores, Inc.	32,500	2,149,225
Starbucks Corp.	81,900	6,337,422
Tiffany & Co.	4,000	401,000
Tractor Supply Co.	35,700	2,156,280
Walgreen Co.	11,500	852,495
Yum! Brands, Inc.	5,700	462,840

		42,080,024

		78,175,321

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.3%
Beverages — 0.4%
Constellation Brands, Inc. Class A (a)	8,400	$740,292
Keurig Green Mountain, Inc.	2,500	311,525
Monster Beverage Corp. (a)	7,200	511,416
PepsiCo, Inc.	500	44,670

		1,607,903

Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc. (a)	41,100	6,421,875
Biogen Idec, Inc. (a)	30,300	9,553,893
Celgene Corp. (a)	86,000	7,385,680
Regeneron Pharmaceuticals, Inc. (a)	5,700	1,610,079
Vertex Pharmaceuticals, Inc. (a)	11,800	1,117,224

		26,088,751

Commercial Services — 7.4%
Alliance Data Systems Corp. (a)	3,600	1,012,500
FleetCor Technologies, Inc. (a)	2,500	329,500
MasterCard, Inc. Class A	136,200	10,006,614
McKesson Corp.	57,100	10,632,591
Visa, Inc. Class A	41,180	8,677,038

		30,658,243

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	23,500	1,745,110

Foods — 0.0%
Whole Foods Market, Inc.	1,500	57,945

Health Care – Products — 1.1%
Becton, Dickinson & Co.	12,200	1,443,260
Covidien PLC	16,400	1,478,952
Henry Schein, Inc. (a)	1,900	225,473
Intuitive Surgical, Inc. (a)	900	370,620
Stryker Corp.	12,830	1,081,826

		4,600,131

Health Care – Services — 1.3%
Thermo Fisher Scientific, Inc.	44,700	5,274,600
UnitedHealth Group, Inc.	2,900	237,075

		5,511,675

Pharmaceuticals — 6.4%
AbbVie, Inc.	1,400	79,016
Actavis PLC (a)	5,500	1,226,775
Allergan, Inc.	29,360	4,968,299
AmerisourceBergen Corp.	15,200	1,104,432
Cardinal Health, Inc.	25,100	1,720,856
Gilead Sciences, Inc. (a)	165,100	13,688,441
Perrigo Co. PLC	200	29,152
Pharmacyclics, Inc. (a)	8,300	744,593
Valeant Pharmaceuticals International, Inc. (a)	23,300	2,938,596

		26,500,160

		96,769,918

	Number of Shares	Value
Energy — 5.2%
Oil & Gas — 4.5%
Concho Resources, Inc. (a)	24,600	$3,554,700
Continental Resources, Inc. (a)	6,400	1,011,456
EOG Resources, Inc.	3,780	441,731
EQT Corp.	31,700	3,388,730
Pioneer Natural Resources Co.	31,400	7,216,034
Range Resources Corp.	34,886	3,033,337

		18,645,988

Oil & Gas Services — 0.7%
Schlumberger Ltd.	24,500	2,889,775

		21,535,763

Financial — 7.6%
Banks — 0.8%
Northern Trust Corp.	11,300	725,573
State Street Corp.	36,400	2,448,264

		3,173,837

Diversified Financial — 4.6%
American Express Co.	56,750	5,383,872
Ameriprise Financial, Inc.	20,800	2,496,000
Citigroup, Inc.	1,200	56,520
IntercontinentalExchange, Inc.	8,150	1,539,535
Invesco Ltd.	94,400	3,563,600
Morgan Stanley	98,300	3,178,039
TD Ameritrade Holding Corp.	99,800	3,128,730

		19,346,296

Insurance — 0.2%
Marsh & McLennan Cos., Inc.	16,400	849,848

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	90,570	8,149,489

		31,519,470

Industrial — 12.3%
Aerospace & Defense — 2.6%
The Boeing Co.	53,600	6,819,528
United Technologies Corp.	36,300	4,190,835

		11,010,363

Electronics — 0.1%
Trimble Navigation Ltd. (a)	6,400	236,480

Machinery – Diversified — 1.2%
Flowserve Corp.	12,300	914,505
Roper Industries, Inc.	15,700	2,292,357
Wabtec Corp.	24,000	1,982,160

		5,189,022

Manufacturing — 3.3%
3M Co.	3,900	558,636
Danaher Corp.	137,560	10,830,099
Honeywell International, Inc.	22,100	2,054,195
Pall Corp.	1,700	145,163

		13,588,093

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 2.0%
Precision Castparts Corp.	33,400	$8,430,160

Transportation — 3.1%
Canadian Pacific Railway Ltd.	8,600	1,557,804
FedEx Corp.	16,100	2,437,218
J.B. Hunt Transport Services, Inc.	3,300	243,474
Kansas City Southern	22,900	2,461,979
Union Pacific Corp.	37,800	3,770,550
United Continental Holdings, Inc. (a)	56,000	2,299,920

		12,770,945

		51,225,063

Technology — 4.7%
Computers — 2.2%
Apple, Inc.	49,140	4,566,580
Cognizant Technology Solutions Corp. Class A (a)	65,500	3,203,605
IHS, Inc. Class A (a)	10,800	1,465,236

		9,235,421

Software — 2.5%
Autodesk, Inc. (a)	1,600	90,208
Electronic Arts, Inc. (a)	16,800	602,616
Fiserv, Inc. (a)	37,940	2,288,541
Intuit, Inc.	1,200	96,636
Microsoft Corp.	1,200	50,040
Red Hat, Inc. (a)	35,200	1,945,504
Salesforce.com, Inc. (a)	80,600	4,681,248
VMware, Inc. Class A (a)	5,900	571,179

		10,325,972

		19,561,393

TOTAL COMMON STOCK (Cost $264,992,237)		414,151,564

TOTAL EQUITIES (Cost $264,992,237)		414,151,564

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $264,993,238)		414,152,565

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$3,724,442	$3,724,442

TOTAL SHORT-TERM INVESTMENTS (Cost $3,724,442)		3,724,442

TOTAL INVESTMENTS — 100.5% (Cost $268,717,680) (c)		417,877,007

Other Assets/(Liabilities) — (0.5)%		(1,992,279)

NET ASSETS — 100.0%		$415,884,728

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,724,443. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,799,201.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.1%

COMMON STOCK — 93.1%
Basic Materials — 5.0%
Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	48,300	$3,160,752
Potash Corp. of Saskatchewan, Inc.	68,900	2,615,444

		5,776,196

Forest Products & Paper — 1.9%
International Paper Co.	147,600	7,449,372
MeadWestvaco Corp.	73,100	3,235,406

		10,684,778

Iron & Steel — 0.8%
Nucor Corp.	91,900	4,526,075

Mining — 1.2%
Newmont Mining Corp.	92,700	2,358,288
Vulcan Materials Co.	65,000	4,143,750

		6,502,038

		27,489,087

Communications — 9.9%
Media — 3.2%
Cablevision Systems Corp. Class A	136,100	2,402,165
Comcast Corp. Class A	50,600	2,716,208
The New York Times Co. Class A	122,800	1,867,788
Pearson PLC	85,585	1,688,983
Time Warner, Inc.	82,833	5,819,018
The Walt Disney Co.	36,700	3,146,658

		17,640,820

Telecommunications — 6.7%
AT&T, Inc.	225,200	7,963,072
CenturyLink, Inc.	78,705	2,849,121
Cisco Systems, Inc.	193,900	4,818,415
Corning, Inc.	234,300	5,142,885
Harris Corp.	75,100	5,688,825
QUALCOMM, Inc.	30,200	2,391,840
Telefonica SA	109,689	1,880,583
Verizon Communications, Inc.	16,035	784,372
Verizon Communications, Inc.	95,800	4,687,494
Vodafone Group PLC	332,563	1,111,355

		37,317,962

		54,958,782

Consumer, Cyclical — 7.1%
Auto Manufacturers — 1.1%
Ford Motor Co.	183,500	3,163,540
General Motors Co.	85,549	3,105,429

		6,268,969

Automotive & Parts — 0.7%
Johnson Controls, Inc.	73,500	3,669,855

	Number of Shares	Value
Distribution & Wholesale — 0.6%
Genuine Parts Co.	35,900	$3,152,020

Entertainment — 0.4%
The Madison Square Garden Co. Class A (a)	36,825	2,299,721

Home Furnishing — 0.1%
Whirlpool Corp.	3,700	515,114

Leisure Time — 0.8%
Carnival Corp.	119,300	4,491,645

Retail — 2.4%
Coach, Inc.	32,100	1,097,499
Kohl’s Corp.	102,400	5,394,432
Macy’s, Inc.	68,400	3,968,568
Staples, Inc.	243,200	2,636,288
Tiffany & Co.	3,900	390,975

		13,487,762

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	144,100	5,615,577

		39,500,663

Consumer, Non-cyclical — 11.1%
Agriculture — 1.1%
Archer-Daniels-Midland Co.	137,300	6,056,303

Beverages — 0.9%
PepsiCo, Inc.	55,000	4,913,700

Commercial Services — 0.3%
Western Union Co.	111,800	1,938,612

Cosmetics & Personal Care — 0.5%
Avon Products, Inc.	188,700	2,756,907

Foods — 1.3%
Campbell Soup Co.	108,900	4,988,709
ConAgra Foods, Inc.	1,800	53,424
McCormick & Co., Inc.	30,300	2,169,177

		7,211,310

Health Care – Products — 1.6%
Johnson & Johnson	85,000	8,892,700

Health Care – Services — 0.6%
Quest Diagnostics, Inc.	55,100	3,233,819

Household Products — 0.9%
The Clorox Co.	53,000	4,844,200

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	107,700	5,224,527
GlaxoSmithKline PLC	111,995	2,992,712
Merck & Co., Inc.	121,700	7,040,345
Pfizer, Inc.	225,554	6,694,443

		21,952,027

		61,799,578

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 15.9%
Coal — 0.8%
CONSOL Energy, Inc.	101,000	$4,653,070

Oil & Gas — 13.9%
Anadarko Petroleum Corp.	58,400	6,393,048
Apache Corp.	110,200	11,088,324
BP PLC Sponsored ADR (United Kingdom)	60,000	3,165,000
Chevron Corp.	98,500	12,859,175
ConocoPhillips	30,500	2,614,765
Diamond Offshore Drilling, Inc.	66,500	3,300,395
ENI SpA	48,694	1,331,007
Exxon Mobil Corp.	102,100	10,279,428
Hess Corp.	73,500	7,268,415
Murphy Oil Corp.	90,100	5,989,848
Petroleo Brasileiro SA Sponsored ADR (Brazil)	211,100	3,088,393
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	106,800	8,797,116
Talisman Energy, Inc.	101,000	1,070,600

		77,245,514

Oil & Gas Services — 1.2%
Schlumberger Ltd.	55,600	6,558,020

		88,456,604

Financial — 18.4%
Banks — 9.3%
Bank of America Corp.	536,077	8,239,503
Bank of New York Mellon Corp.	3,600	134,928
Northern Trust Corp.	82,600	5,303,746
PNC Financial Services Group, Inc.	91,800	8,174,790
Regions Financial Corp.	192,900	2,048,598
SunTrust Banks, Inc.	139,800	5,600,388
U.S. Bancorp	224,800	9,738,336
Wells Fargo & Co.	239,700	12,598,632

		51,838,921

Diversified Financial — 4.4%
American Express Co.	63,100	5,986,297
JP Morgan Chase & Co.	239,200	13,782,704
Legg Mason, Inc.	87,700	4,499,887

		24,268,888

Insurance — 3.5%
The Allstate Corp.	66,600	3,910,752
The Chubb Corp.	26,900	2,479,373
Loews Corp.	37,300	1,641,573
Marsh & McLennan Cos., Inc.	139,900	7,249,618
Sun Life Financial, Inc.	61,700	2,265,007
Willis Group Holdings PLC	37,300	1,615,090

		19,161,413

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.2%
Digital Realty Trust, Inc.	41,300	$2,408,616
Weyerhaeuser Co.	130,342	4,313,017

		6,721,633

		101,990,855

Industrial — 14.1%
Aerospace & Defense — 1.0%
The Boeing Co.	45,500	5,788,965

Building Materials — 0.9%
Masco Corp.	132,500	2,941,500
USG Corp. (a)	72,200	2,175,386

		5,116,886

Electrical Components & Equipment — 1.1%
Emerson Electric Co.	93,400	6,198,024

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	51,300	4,505,166

Machinery – Construction & Mining — 0.7%
Joy Global, Inc.	59,100	3,639,378

Machinery – Diversified — 1.3%
Deere & Co.	36,700	3,323,185
Xylem, Inc.	95,200	3,720,416

		7,043,601

Manufacturing — 6.0%
Eaton Corp. PLC	40,384	3,116,837
General Electric Co.	574,300	15,092,604
Honeywell International, Inc.	76,400	7,101,380
Illinois Tool Works, Inc.	91,500	8,011,740

		33,322,561

Transportation — 2.3%
Norfolk Southern Corp.	22,000	2,266,660
United Continental Holdings, Inc. (a)	105,500	4,332,885
United Parcel Service, Inc. Class B	57,500	5,902,950

		12,502,495

		78,117,076

Technology — 5.8%
Computers — 2.0%
Apple, Inc.	64,200	5,966,106
Computer Sciences Corp.	42,700	2,698,640
International Business Machines Corp.	13,000	2,356,510

		11,021,256

Semiconductors — 2.4%
Analog Devices, Inc.	76,000	4,109,320
Applied Materials, Inc.	231,200	5,213,560
Texas Instruments, Inc.	87,800	4,195,962

		13,518,842

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.4%
CA, Inc.	46,600	$1,339,284
Microsoft Corp.	149,500	6,234,150

		7,573,434

		32,113,532

Utilities — 5.8%
Electric — 4.6%
The AES Corp.	142,200	2,211,210
Duke Energy Corp.	85,933	6,375,369
Entergy Corp.	72,600	5,959,734
Exelon Corp.	128,700	4,694,976
FirstEnergy Corp.	76,600	2,659,552
Xcel Energy, Inc.	107,700	3,471,171

		25,372,012

Gas — 1.2%
NiSource, Inc.	178,800	7,033,992

		32,406,004

TOTAL COMMON STOCK (Cost $333,012,576)		516,832,181

TOTAL EQUITIES (Cost $333,012,576)		516,832,181

MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
T. Rowe Price Reserve Investment Fund	13,652,854	13,652,854

TOTAL MUTUAL FUNDS (Cost $13,652,854)		13,652,854

TOTAL LONG-TERM INVESTMENTS (Cost $346,665,430)		530,485,035

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$25,018,837	25,018,837

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	4,586	4,586

TOTAL SHORT-TERM INVESTMENTS (Cost $25,023,423)		25,023,423

Value
TOTAL INVESTMENTS — 100.1% (Cost $371,688,853) (c)	$555,508,458

Other Assets/(Liabilities) — (0.1)%	(683,133)

NET ASSETS — 100.0%	$554,825,325

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $25,018,844. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 9/25/39 – 5/15/40, and an aggregate market value, including accrued interest, of $25,520,112.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.3%
Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,176	$665,737
Airgas, Inc.	1,669	181,771
CF Industries Holdings, Inc.	1,261	303,308
The Dow Chemical Co.	29,270	1,506,234
E.I. du Pont de Nemours & Co.	22,290	1,458,658
Eastman Chemical Co.	3,707	323,807
Ecolab, Inc.	6,534	727,496
FMC Corp.	3,191	227,167
International Flavors & Fragrances, Inc.	1,994	207,934
LyondellBasell Industries NV Class A	10,131	989,292
Monsanto Co.	12,706	1,584,946
The Mosaic Co.	7,880	389,666
PPG Industries, Inc.	3,361	706,314
Praxair, Inc.	7,115	945,157
The Sherwin-Williams Co.	2,042	422,510
Sigma-Aldrich Corp.	2,916	295,916

		10,935,913

Forest Products & Paper — 0.2%
International Paper Co.	10,444	527,108
MeadWestvaco Corp.	4,122	182,440

		709,548

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,599	117,215
Nucor Corp.	7,695	378,979
United States Steel Corp.	3,654	95,150

		591,344

Mining — 0.4%
Alcoa, Inc.	28,341	421,997
Freeport-McMoRan Copper & Gold, Inc.	25,238	921,187
Newmont Mining Corp.	12,189	310,088
Vulcan Materials Co.	3,189	203,299

		1,856,571

		14,093,376

Communications — 12.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	10,204	199,080
Omnicom Group, Inc.	6,310	449,398

		648,478

Internet — 4.5%
Akamai Technologies, Inc. (a)	4,296	262,314
Amazon.com, Inc. (a)	9,060	2,942,507

	Number of Shares	Value
eBay, Inc. (a)	27,719	$1,387,613
Expedia, Inc.	2,466	194,222
F5 Networks, Inc. (a)	1,832	204,158
Facebook, Inc. Class A (a)	41,791	2,812,116
Google, Inc. Class A (a)	6,884	4,024,868
Google, Inc. Class C (a)	6,884	3,960,228
Netflix, Inc. (a)	1,458	642,395
Priceline.com, Inc. (a)	1,274	1,532,622
Symantec Corp.	16,870	386,323
TripAdvisor, Inc. (a)	2,751	298,924
VeriSign, Inc. (a)	3,092	150,921
Yahoo!, Inc. (a)	22,718	798,083

		19,597,294

Media — 3.6%
Cablevision Systems Corp. Class A	5,210	91,957
CBS Corp. Class B	12,855	798,810
Comcast Corp. Class A	63,261	3,395,850
DIRECTV (a)	11,349	964,778
Discovery Communications, Inc. Series A (a)	5,244	389,524
Gannett Co., Inc.	5,453	170,733
Graham Holdings Co. Class B	105	75,402
The McGraw Hill Financial, Inc.	6,666	553,478
News Corp. Class A (a)	12,131	217,630
Nielsen NV	7,334	355,039
Scripps Networks Interactive Class A	2,553	207,150
Time Warner Cable, Inc.	6,785	999,431
Time Warner, Inc.	21,449	1,506,792
Twenty-First Century Fox Class A	46,561	1,636,619
Viacom, Inc. Class B	9,523	825,930
The Walt Disney Co.	39,170	3,358,436

		15,547,559

Telecommunications — 4.3%
AT&T, Inc.	126,248	4,464,129
CenturyLink, Inc.	13,951	505,026
Cisco Systems, Inc.	124,615	3,096,683
Corning, Inc.	31,665	695,047
Crown Castle International Corp.	8,042	597,199
Frontier Communications Corp.	23,686	138,326
Harris Corp.	2,633	199,450
Juniper Networks, Inc. (a)	11,454	281,081
Motorola Solutions, Inc.	5,436	361,875
QUALCOMM, Inc.	41,037	3,250,130
Verizon Communications, Inc.	100,677	4,926,126
Windstream Corp.	14,725	146,661

		18,661,733

		54,455,064

Consumer, Cyclical — 9.1%
Airlines — 0.3%
Delta Air Lines, Inc.	20,432	791,127

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co.	16,990	$456,351

		1,247,478

Apparel — 0.6%
Nike, Inc. Class B	17,990	1,395,124
Ralph Lauren Corp.	1,410	226,573
Under Armour, Inc. Class A (a)	3,893	231,595
VF Corp.	8,340	525,420

		2,378,712

Auto Manufacturers — 0.8%
Ford Motor Co.	96,302	1,660,246
General Motors Co.	31,982	1,160,947
Paccar, Inc.	8,646	543,228

		3,364,421

Automotive & Parts — 0.4%
BorgWarner, Inc.	5,546	361,544
Delphi Automotive PLC	6,739	463,239
The Goodyear Tire & Rubber Co.	6,669	185,265
Johnson Controls, Inc.	16,081	802,924

		1,812,972

Distribution & Wholesale — 0.3%
Fastenal Co.	6,567	325,001
Fossil Group, Inc. (a)	1,145	119,675
Genuine Parts Co.	3,758	329,953
W.W. Grainger, Inc.	1,467	373,014

		1,147,643

Home Builders — 0.1%
D.R. Horton, Inc.	7,124	175,108
Lennar Corp. Class A	4,366	183,285
PulteGroup, Inc.	8,172	164,747

		523,140

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,598	171,673
Whirlpool Corp.	1,862	259,228

		430,901

Housewares — 0.0%
Newell Rubbermaid, Inc.	6,782	210,174

Leisure Time — 0.2%
Carnival Corp.	10,766	405,340
Harley-Davidson, Inc.	5,273	368,319

		773,659

Lodging — 0.3%
Marriott International, Inc. Class A	5,295	339,410
Starwood Hotels & Resorts Worldwide, Inc.	4,621	373,469
Wyndham Worldwide Corp.	3,156	238,972
Wynn Resorts Ltd.	1,990	413,044

		1,364,895

	Number of Shares	Value
Retail — 5.8%
AutoNation, Inc. (a)	1,550	$92,504
AutoZone, Inc. (a)	814	436,499
Bed Bath & Beyond, Inc. (a)	4,958	284,490
Best Buy Co., Inc.	6,620	205,286
CarMax, Inc. (a)	5,279	274,561
Chipotle Mexican Grill, Inc. (a)	761	450,900
Coach, Inc.	6,552	224,013
Costco Wholesale Corp.	10,646	1,225,993
CVS Caremark Corp.	28,439	2,143,447
Darden Restaurants, Inc.	3,192	147,694
Dollar General Corp. (a)	7,362	422,284
Dollar Tree, Inc. (a)	5,077	276,493
Family Dollar Stores, Inc.	2,300	152,122
GameStop Corp. Class A	2,859	115,704
The Gap, Inc.	6,436	267,544
The Home Depot, Inc.	33,253	2,692,163
Kohl’s Corp.	4,790	252,337
L Brands, Inc.	5,960	349,614
Lowe’s Cos., Inc.	24,236	1,163,086
Macy’s, Inc.	8,741	507,153
McDonald’s Corp.	24,077	2,425,517
Michael Kors Holdings Ltd. (a)	4,357	386,248
Nordstrom, Inc.	3,462	235,174
O’Reilly Automotive, Inc. (a)	2,596	390,957
PetSmart, Inc.	2,466	147,467
PVH Corp.	1,988	231,801
Ross Stores, Inc.	5,190	343,215
Staples, Inc.	15,451	167,489
Starbucks Corp.	18,255	1,412,572
Target Corp.	15,404	892,662
Tiffany & Co.	2,667	267,367
The TJX Cos., Inc.	17,012	904,188
Tractor Supply Co.	3,397	205,179
Urban Outfitters, Inc. (a)	2,445	82,788
Wal-Mart Stores, Inc.	39,155	2,939,366
Walgreen Co.	21,344	1,582,231
Yum! Brands, Inc.	10,678	867,053

		25,165,161

Textiles — 0.1%
Cintas Corp.	2,530	160,756
Mohawk Industries, Inc. (a)	1,492	206,404

		367,160

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,906	154,163
Mattel, Inc.	8,140	317,216

		471,379

		39,257,695

Consumer, Non-cyclical — 22.2%
Agriculture — 1.6%
Altria Group, Inc.	48,197	2,021,382
Archer-Daniels-Midland Co.	15,945	703,334

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lorillard, Inc.	8,761	$534,158
Philip Morris International, Inc.	38,238	3,223,846
Reynolds American, Inc.	7,612	459,384

		6,942,104

Beverages — 2.2%
Brown-Forman Corp. Class B	3,962	373,101
The Coca-Cola Co.	91,933	3,894,282
Coca-Cola Enterprises, Inc.	5,724	273,493
Constellation Brands, Inc. Class A (a)	4,145	365,299
Dr. Pepper Snapple Group, Inc.	4,701	275,384
Keurig Green Mountain, Inc.	3,047	379,687
Molson Coors Brewing Co. Class B	3,910	289,966
Monster Beverage Corp. (a)	3,308	234,967
PepsiCo, Inc.	36,843	3,291,554

		9,377,733

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a)	4,809	751,406
Amgen, Inc.	18,412	2,179,429
Biogen Idec, Inc. (a)	5,768	1,818,708
Celgene Corp. (a)	19,476	1,672,599
Regeneron Pharmaceuticals, Inc. (a)	1,943	548,839
Vertex Pharmaceuticals, Inc. (a)	5,678	537,593

		7,508,574

Commercial Services — 2.1%
The ADT Corp.	4,143	144,756
Alliance Data Systems Corp. (a)	1,325	372,656
Automatic Data Processing, Inc.	11,701	927,655
Equifax, Inc.	2,899	210,294
H&R Block, Inc.	6,814	228,405
Iron Mountain, Inc.	4,151	147,153
MasterCard, Inc. Class A	24,411	1,793,476
McKesson Corp.	5,607	1,044,080
Moody’s Corp.	4,545	398,415
Paychex, Inc.	7,856	326,495
Quanta Services, Inc. (a)	5,369	185,660
Robert Half International, Inc.	3,333	159,118
Total System Services, Inc.	3,920	123,127
Visa, Inc. Class A	12,216	2,574,033
Western Union Co.	12,899	223,669

		8,858,992

Cosmetics & Personal Care — 1.7%
Avon Products, Inc.	10,651	155,611
Colgate-Palmolive Co.	21,147	1,441,802
The Estee Lauder Cos., Inc. Class A	6,101	453,060
The Procter & Gamble Co.	65,789	5,170,358

		7,220,831

Foods — 1.6%
Campbell Soup Co.	4,303	197,120
ConAgra Foods, Inc.	10,279	305,081
General Mills, Inc.	14,937	784,790

	Number of Shares	Value
The Hershey Co.	3,592	$349,753
Hormel Foods Corp.	3,209	158,364
The J.M. Smucker Co.	2,498	266,212
Kellogg Co.	6,180	406,026
Kraft Foods Group, Inc.	14,539	871,613
The Kroger Co.	12,404	613,130
McCormick & Co., Inc.	3,202	229,231
Mondelez International, Inc. Class A	41,181	1,548,817
Safeway, Inc.	5,585	191,789
Sysco Corp.	14,141	529,581
Tyson Foods, Inc. Class A	6,819	255,985
Whole Foods Market, Inc.	8,831	341,142

		7,048,634

Health Care – Products — 3.4%
Baxter International, Inc.	13,202	954,504
Becton, Dickinson & Co.	4,729	559,441
Boston Scientific Corp. (a)	32,044	409,202
C.R. Bard, Inc.	1,861	266,142
CareFusion Corp. (a)	5,097	226,052
Covidien PLC	11,005	992,431
Edwards Lifesciences Corp. (a)	2,620	224,901
Intuitive Surgical, Inc. (a)	927	381,739
Johnson & Johnson	68,795	7,197,333
Medtronic, Inc.	24,319	1,550,579
St. Jude Medical, Inc.	6,865	475,401
Stryker Corp.	7,175	604,996
Varian Medical Systems, Inc. (a)	2,511	208,764
Zimmer Holdings, Inc.	4,045	420,114

		14,471,599

Health Care – Services — 1.5%
Aetna, Inc.	8,752	709,612
Cigna Corp.	6,507	598,449
DaVita HealthCare Partners, Inc. (a)	4,316	312,133
Humana, Inc.	3,728	476,140
Laboratory Corporation of America Holdings (a)	2,074	212,378
Quest Diagnostics, Inc.	3,461	203,126
Tenet Healthcare Corp. (a)	2,454	115,191
Thermo Fisher Scientific, Inc.	9,704	1,145,072
UnitedHealth Group, Inc.	23,810	1,946,467
WellPoint, Inc.	6,835	735,514

		6,454,082

Household Products — 0.3%
Avery Dennison Corp.	2,358	120,847
The Clorox Co.	3,134	286,448
Kimberly-Clark Corp.	9,180	1,021,000

		1,428,295

Pharmaceuticals — 6.1%
Abbott Laboratories	36,517	1,493,545
AbbVie, Inc.	38,660	2,181,970
Actavis PLC (a)	4,515	1,007,071

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Allergan, Inc.	7,222	$1,222,107
AmerisourceBergen Corp.	5,446	395,706
Bristol-Myers Squibb Co.	40,296	1,954,759
Cardinal Health, Inc.	8,214	563,152
DENTSPLY International, Inc.	3,528	167,051
Eli Lilly & Co.	24,001	1,492,142
Express Scripts Holding Co. (a)	18,781	1,302,087
Forest Laboratories, Inc. (a)	5,796	573,804
Gilead Sciences, Inc. (a)	37,337	3,095,611
Hospira, Inc. (a)	4,146	212,980
Mead Johnson Nutrition Co.	4,911	457,558
Merck & Co., Inc.	71,003	4,107,523
Mylan, Inc. (a)	9,001	464,092
Patterson Cos., Inc.	1,940	76,649
Perrigo Co. PLC	3,247	473,283
Pfizer, Inc.	155,104	4,603,487
Zoetis, Inc.	12,190	393,371

		26,237,948

		95,548,792

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	7,682	201,422

Energy — 10.7%
Coal — 0.1%
CONSOL Energy, Inc.	5,491	252,970
Peabody Energy Corp.	6,533	106,815

		359,785

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,670	118,670

Oil & Gas — 8.1%
Anadarko Petroleum Corp.	12,277	1,343,963
Apache Corp.	9,374	943,212
Cabot Oil & Gas Corp.	10,236	349,457
Chesapeake Energy Corp.	12,225	379,953
Chevron Corp.	46,287	6,042,768
Cimarex Energy Co.	2,112	302,988
ConocoPhillips	29,837	2,557,926
Denbury Resources, Inc.	8,580	158,387
Devon Energy Corp.	9,376	744,454
Diamond Offshore Drilling, Inc.	1,713	85,016
Ensco PLC Class A	5,621	312,359
EOG Resources, Inc.	13,280	1,551,901
EQT Corp.	3,721	397,775
Exxon Mobil Corp.	104,396	10,510,589
Helmerich & Payne, Inc.	2,637	306,182
Hess Corp.	6,407	633,588
Marathon Oil Corp.	16,427	655,766
Marathon Petroleum Corp.	7,015	547,661
Murphy Oil Corp.	4,062	270,042
Nabors Industries Ltd.	6,428	188,790
Newfield Exploration Co. (a)	3,376	149,219

	Number of Shares	Value
Noble Corp. PLC	6,201	$208,106
Noble Energy, Inc.	8,724	675,761
Occidental Petroleum Corp.	19,094	1,959,617
Phillips 66	13,751	1,105,993
Pioneer Natural Resources Co.	3,475	798,590
QEP Resources, Inc.	4,430	152,835
Range Resources Corp.	4,098	356,321
Rowan Cos. PLC Class A	3,065	97,865
Southwestern Energy Co. (a)	8,503	386,802
Tesoro Corp.	3,099	181,818
Valero Energy Corp.	13,058	654,206

		35,009,910

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	10,580	787,681
Cameron International Corp. (a)	4,942	334,623
FMC Technologies, Inc. (a)	5,786	353,351
Halliburton Co.	20,501	1,455,776
National Oilwell Varco, Inc.	10,490	863,852
Schlumberger Ltd.	31,637	3,731,584
Transocean Ltd.	8,277	372,713

		7,899,580

Pipelines — 0.6%
Kinder Morgan, Inc.	16,156	585,817
ONEOK, Inc.	5,107	347,685
Spectra Energy Corp.	16,378	695,737
The Williams Cos., Inc.	17,953	1,045,044

		2,674,283

		46,062,228

Financial — 15.4%
Banks — 4.5%
Bank of America Corp.	255,741	3,930,739
Bank of New York Mellon Corp.	27,733	1,039,433
BB&T Corp.	17,474	689,000
Capital One Financial Corp.	13,846	1,143,680
Comerica, Inc.	4,363	218,848
Fifth Third Bancorp	20,632	440,493
Huntington Bancshares, Inc.	20,420	194,807
KeyCorp	21,658	310,359
M&T Bank Corp.	3,178	394,231
Northern Trust Corp.	5,477	351,678
PNC Financial Services Group, Inc.	12,986	1,156,403
Regions Financial Corp.	33,413	354,846
State Street Corp.	10,441	702,262
SunTrust Banks, Inc.	12,851	514,811
U.S. Bancorp	44,114	1,911,019
Wells Fargo & Co.	116,520	6,124,291
Zions Bancorp	4,420	130,257

		19,607,157

Diversified Financial — 4.7%
Affiliated Managers Group, Inc. (a)	1,344	276,058
American Express Co.	22,118	2,098,335

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ameriprise Financial, Inc.	4,633	$555,960
BlackRock, Inc.	3,043	972,543
The Charles Schwab Corp.	28,535	768,447
Citigroup, Inc.	73,858	3,478,712
CME Group, Inc.	7,685	545,251
Discover Financial Services	11,394	706,200
E*TRADE Financial Corp. (a)	7,170	152,434
Franklin Resources, Inc.	9,707	561,453
The Goldman Sachs Group, Inc.	10,105	1,691,981
IntercontinentalExchange, Inc.	2,808	530,431
Invesco Ltd.	10,486	395,846
JP Morgan Chase & Co.	92,017	5,302,019
Legg Mason, Inc.	2,518	129,199
Morgan Stanley	33,942	1,097,345
The NASDAQ OMX Group, Inc.	2,919	112,732
Navient Corp.	10,286	182,165
T. Rowe Price Group, Inc.	6,397	539,971

		20,097,082

Insurance — 4.1%
ACE Ltd.	8,238	854,281
Aflac, Inc.	11,029	686,555
The Allstate Corp.	10,567	620,494
American International Group, Inc.	35,181	1,920,179
Aon PLC	7,230	651,351
Assurant, Inc.	1,723	112,943
Berkshire Hathaway, Inc. Class B (a)	43,766	5,539,025
The Chubb Corp.	5,933	546,845
Cincinnati Financial Corp.	3,504	168,332
Genworth Financial, Inc. Class A (a)	12,309	214,177
The Hartford Financial Services Group, Inc.	10,831	387,858
Lincoln National Corp.	6,348	326,541
Loews Corp.	7,500	330,075
Marsh & McLennan Cos., Inc.	13,370	692,833
MetLife, Inc.	27,363	1,520,288
Principal Financial Group, Inc.	6,637	335,036
The Progressive Corp.	13,346	338,454
Prudential Financial, Inc.	11,224	996,354
Torchmark Corp.	2,116	173,343
The Travelers Cos., Inc.	8,415	791,599
Unum Group	6,268	217,876
XL Group PLC	6,490	212,418

		17,636,857

Real Estate — 0.0%
CBRE Group, Inc. (a)	6,702	214,732

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	9,614	865,068
Apartment Investment & Management Co. Class A	3,453	111,428
AvalonBay Communities, Inc.	2,982	424,010
Boston Properties, Inc.	3,699	437,148

	Number of Shares	Value
Equity Residential	8,195	$516,285
Essex Property Trust, Inc.	1,545	285,686
General Growth Properties, Inc.	12,531	295,230
HCP, Inc.	11,089	458,863
Health Care REIT, Inc.	7,391	463,194
Host Hotels & Resorts, Inc.	18,483	406,811
Kimco Realty Corp.	10,104	232,190
The Macerich Co.	3,376	225,348
Plum Creek Timber Co., Inc.	4,317	194,697
Prologis, Inc.	12,114	497,764
Public Storage	3,551	608,464
Simon Property Group, Inc.	7,576	1,259,737
Ventas, Inc.	7,116	456,135
Vornado Realty Trust	4,253	453,923
Weyerhaeuser Co.	14,230	470,871

		8,662,852

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,010	118,058
People’s United Financial, Inc.	7,564	114,746

		232,804

		66,451,484

Industrial — 10.0%
Aerospace & Defense — 1.9%
The Boeing Co.	16,305	2,074,485
General Dynamics Corp.	7,959	927,622
L-3 Communications Holdings, Inc.	2,064	249,228
Lockheed Martin Corp.	6,511	1,046,513
Northrop Grumman Corp.	5,172	618,726
Raytheon Co.	7,617	702,668
Rockwell Collins, Inc.	3,315	259,034
United Technologies Corp.	20,495	2,366,148

		8,244,424

Building Materials — 0.1%
Masco Corp.	8,770	194,694

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	5,942	310,648
Emerson Electric Co.	17,097	1,134,557

		1,445,205

Electronics — 0.5%
Agilent Technologies, Inc.	8,076	463,885
Allegion PLC	2,192	124,243
Amphenol Corp. Class A	3,776	363,780
FLIR Systems, Inc.	3,474	120,652
Garmin Ltd.	2,954	179,899
Jabil Circuit, Inc.	4,587	95,868
PerkinElmer, Inc.	2,803	131,292
TE Connectivity Ltd.	10,021	619,699
Waters Corp. (a)	2,031	212,118

		2,311,436

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.1%
Fluor Corp.	3,917	$301,217
Jacobs Engineering Group, Inc. (a)	3,185	169,697

		470,914

Environmental Controls — 0.2%
Republic Services, Inc.	6,388	242,552
Stericycle, Inc. (a)	2,043	241,932
Waste Management, Inc.	10,430	466,534

		951,018

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	167,824
Stanley Black & Decker, Inc.	3,777	331,696

		499,520

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	15,179	1,649,502
Ingersoll-Rand PLC	6,101	381,374
Joy Global, Inc.	2,356	145,082

		2,175,958

Machinery – Diversified — 0.6%
Cummins, Inc.	4,152	640,612
Deere & Co.	8,835	800,009
Flowserve Corp.	3,358	249,667
Rockwell Automation, Inc.	3,335	417,409
Roper Industries, Inc.	2,442	356,556
Xylem, Inc.	4,545	177,619

		2,641,872

Manufacturing — 3.6%
3M Co.	15,107	2,163,927
Danaher Corp.	14,588	1,148,513
Dover Corp.	4,056	368,893
Eaton Corp. PLC	11,605	895,674
General Electric Co.	243,828	6,407,800
Honeywell International, Inc.	19,082	1,773,672
Illinois Tool Works, Inc.	9,247	809,667
Leggett & Platt, Inc.	3,501	120,014
Pall Corp.	2,628	224,405
Parker Hannifin Corp.	3,588	451,119
Pentair PLC	4,780	344,734
Textron, Inc.	6,730	257,692
Tyco International Ltd.	11,218	511,541

		15,477,651

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,529	890,720

Packaging & Containers — 0.2%
Ball Corp.	3,301	206,907
Bemis Co., Inc.	2,424	98,560
Owens-Illinois, Inc. (a)	4,008	138,837
Sealed Air Corp.	4,595	157,011

		601,315

	Number of Shares	Value
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	3,647	$232,642
CSX Corp.	24,349	750,193
Expeditors International of Washington, Inc.	4,780	211,085
FedEx Corp.	6,722	1,017,576
Kansas City Southern	2,707	291,030
Norfolk Southern Corp.	7,565	779,422
Ryder System, Inc.	1,306	115,045
Union Pacific Corp.	22,018	2,196,295
United Parcel Service, Inc. Class B	17,100	1,755,486

		7,348,774

		43,253,501

Technology — 11.8%
Computers — 5.8%
Accenture PLC Class A	15,359	1,241,622
Apple, Inc.	146,580	13,621,679
Cognizant Technology Solutions Corp. Class A (a)	14,892	728,368
Computer Sciences Corp.	3,521	222,527
EMC Corp.	49,775	1,311,073
Hewlett-Packard Co.	45,484	1,531,901
International Business Machines Corp.	23,127	4,192,231
NetApp, Inc.	8,004	292,306
SanDisk Corp.	5,512	575,618
Seagate Technology PLC	7,908	449,333
Teradata Corp. (a)	3,945	158,589
Western Digital Corp.	5,075	468,423

		24,793,670

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,077	140,227
Xerox Corp.	26,907	334,723

		474,950

Semiconductors — 2.3%
Altera Corp.	7,479	259,970
Analog Devices, Inc.	7,683	415,420
Applied Materials, Inc.	29,771	671,336
Avago Technologies Ltd.	6,180	445,393
Broadcom Corp. Class A	13,645	506,502
Intel Corp.	120,978	3,738,220
KLA-Tencor Corp.	4,004	290,851
Lam Research Corp.	3,963	267,819
Linear Technology Corp.	5,811	273,524
Microchip Technology, Inc.	4,921	240,194
Micron Technology, Inc. (a)	26,002	856,766
NVIDIA Corp.	13,401	248,454
Texas Instruments, Inc.	26,214	1,252,767
Xilinx, Inc.	6,539	309,360

		9,776,576

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 3.6%
Adobe Systems, Inc. (a)	11,236	$813,037
Autodesk, Inc. (a)	5,598	315,615
CA, Inc.	7,766	223,195
Cerner Corp. (a)	7,108	366,631
Citrix Systems, Inc. (a)	3,966	248,073
The Dun & Bradstreet Corp.	904	99,621
Electronic Arts, Inc. (a)	7,610	272,971
Fidelity National Information Services, Inc.	7,015	384,001
Fiserv, Inc. (a)	6,127	369,581
Intuit, Inc.	6,954	560,005
Microsoft Corp.	182,799	7,622,718
Oracle Corp.	83,426	3,381,256
Red Hat, Inc. (a)	4,633	256,066
Salesforce.com, Inc. (a)	13,778	800,226

		15,712,996

		50,758,192

Utilities — 3.1%
Electric — 2.9%
The AES Corp.	16,050	249,577
Ameren Corp.	5,851	239,189
American Electric Power Co., Inc.	11,894	663,328
CenterPoint Energy, Inc.	10,549	269,421
CMS Energy Corp.	6,604	205,715
Consolidated Edison, Inc.	7,167	413,823
Dominion Resources, Inc.	14,111	1,009,219
DTE Energy Co.	4,273	332,738
Duke Energy Corp.	17,137	1,271,394
Edison International	7,974	463,369
Entergy Corp.	4,299	352,905
Exelon Corp.	20,960	764,621
FirstEnergy Corp.	10,231	355,220
Integrys Energy Group, Inc.	1,987	141,335
NextEra Energy, Inc.	10,593	1,085,571
Northeast Utilities	7,640	361,143
NRG Energy, Inc.	8,194	304,817
Pepco Holdings, Inc.	6,057	166,446
PG&E Corp.	11,288	542,050
Pinnacle West Capital Corp.	2,700	156,168
PPL Corp.	15,387	546,700
Public Service Enterprise Group, Inc.	12,349	503,716
SCANA Corp.	3,400	182,954
The Southern Co.	21,682	983,929
TECO Energy, Inc.	4,922	90,959
Wisconsin Energy Corp.	5,564	261,063
Xcel Energy, Inc.	12,143	391,369

		12,308,739

Gas — 0.2%
AGL Resources, Inc.	2,985	164,264
NiSource, Inc.	7,615	299,574

	Number of Shares	Value
Sempra Energy	5,549	$581,036

		1,044,874

		13,353,613

TOTAL COMMON STOCK (Cost $236,570,195)		423,435,367

TOTAL EQUITIES (Cost $236,570,195)		423,435,367

TOTAL LONG-TERM INVESTMENTS (Cost $236,570,195)		423,435,367

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$7,465,024	7,465,024

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	2,522	2,522

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.000% 10/02/14	605,000	604,937

TOTAL SHORT-TERM INVESTMENTS (Cost $8,072,483)		8,072,483

TOTAL INVESTMENTS — 100.1% (Cost $244,642,678) (d)		431,507,850

Other Assets/(Liabilities) — (0.1)%		(390,652)

NET ASSETS — 100.0%		$431,117,198

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $7,465,026. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $7,615,514.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.3%

COMMON STOCK — 93.3%
Communications — 4.0%
Internet — 4.0%
Amazon.com, Inc. (a)	21,000	$6,820,380

Consumer, Cyclical — 25.4%
Apparel — 4.7%
Ralph Lauren Corp.	49,500	7,954,155

Auto Manufacturers — 5.7%
General Motors Co.	266,000	9,655,800

Entertainment — 1.0%
Penn National Gaming, Inc. (a)	141,000	1,711,740

Lodging — 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	60,000	4,849,200

Retail — 11.2%
CarMax, Inc. (a)	83,000	4,316,830
Family Dollar Stores, Inc.	127,500	8,432,850
Tiffany & Co.	64,000	6,416,000

		19,165,680

		43,336,575

Consumer, Non-cyclical — 3.6%
Commercial Services — 3.6%
Visa, Inc. Class A	29,000	6,110,590

Energy — 4.9%
Oil & Gas Services — 4.9%
National Oilwell Varco, Inc.	102,000	8,399,700

Financial — 34.6%
Banks — 6.3%
Wells Fargo & Co.	203,500	10,695,960

Diversified Financial — 14.3%
BlackRock, Inc.	22,800	7,286,880
Franklin Resources, Inc.	156,000	9,023,040
JP Morgan Chase & Co.	142,000	8,182,040

		24,491,960

Insurance — 10.1%
American International Group, Inc.	182,500	9,960,850
Aon PLC	80,500	7,252,245

		17,213,095

Real Estate — 3.9%
CBRE Group, Inc. (a)	208,000	6,664,320

		59,065,335

Technology — 20.8%
Computers — 5.6%
Apple, Inc.	102,200	9,497,446

	Number of Shares	Value
Semiconductors — 10.6%
Applied Materials, Inc.	327,000	$7,373,850
Intel Corp.	350,000	10,815,000

		18,188,850

Software — 4.6%
Oracle Corp.	192,000	7,781,760

		35,468,056

TOTAL COMMON STOCK (Cost $116,701,269)		159,200,636

TOTAL EQUITIES (Cost $116,701,269)		159,200,636

TOTAL LONG-TERM INVESTMENTS (Cost $116,701,269)		159,200,636

	Principal Amount
SHORT-TERM INVESTMENTS — 6.7%
Repurchase Agreement — 6.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$11,417,938	11,417,938

TOTAL SHORT-TERM INVESTMENTS (Cost $11,417,938)		11,417,938

TOTAL INVESTMENTS — 100.0% (Cost $128,119,207) (c)		170,618,574

Other Assets/(Liabilities) — 0.0%		31,083

NET ASSETS — 100.0%		$170,649,657

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $11,417,942. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $11,648,221.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Basic Materials — 3.8%
Chemicals — 1.7%
Akzo Nobel NV	85,140	$6,383,553

Iron & Steel — 1.3%
POSCO ADR (Republic of Korea)	62,311	4,638,431

Mining — 0.8%
Mining and Metallurgical Company Norilsk Nickel Sponsored ADR (Russia) (a)	145,469	2,881,741

		13,903,725

Communications — 10.1%
Internet — 0.5%
Trend Micro, Inc.	57,300	1,890,271

Media — 1.5%
Reed Elsevier NV	101,753	2,332,795
Vivendi SA	133,852	3,273,496

		5,606,291

Telecommunications — 8.1%
China Mobile Ltd.	278,500	2,703,733
China Telecom Corp. Ltd. Class H	9,487,643	4,653,188
Singapore Telecommunications Ltd.	9,000	27,798
Singapore Telecommunications Ltd.	1,829,000	5,650,064
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	222,579	2,688,754
Telefonica SA Sponsored ADR (Spain) (a)	342,946	5,884,954
Telenor ASA	219,076	4,984,398
Vodafone Group PLC Sponsored ADR (United Kingdom),	96,765	3,230,983

		29,823,872

		37,320,434

Consumer, Cyclical — 10.2%
Airlines — 1.2%
Deutsche Lufthansa AG	109,680	2,354,804
Qantas Airways Ltd. (b)	1,779,238	2,115,736

		4,470,540

Auto Manufacturers — 2.9%
Nissan Motor Co. Ltd.	484,670	4,605,945
Toyota Motor Corp. Sponsored ADR (Japan)	52,174	6,243,141

		10,849,086

Automotive & Parts — 2.5%
Cie Generale des Etablissements Michelin Class B	57,150	6,836,975
Hyundai Mobis	8,167	2,291,936

		9,128,911

	Number of Shares	Value
Distribution & Wholesale — 0.8%
ITOCHU Corp.	226,800	$2,917,592

Retail — 2.8%
Kingfisher PLC	849,174	5,211,523
Marks & Spencer Group PLC	713,110	5,183,480

		10,395,003

		37,761,132

Consumer, Non-cyclical — 18.8%
Beverages — 1.0%
Suntory Beverage & Food Ltd.	92,300	3,623,716

Commercial Services — 0.5%
G4S PLC	467,590	2,041,184

Foods — 2.8%
Metro AG (b)	83,660	3,646,092
Tesco PLC	921,960	4,478,451
Unilever PLC	49,577	2,248,079

		10,372,622

Health Care – Products — 1.0%
Getinge AB Class B	104,690	2,749,405
QIAGEN NV (b)	45,900	1,111,919

		3,861,324

Pharmaceuticals — 13.5%
Bayer AG	46,460	6,562,401
GlaxoSmithKline PLC	262,834	7,023,406
Merck KGaA	52,820	4,584,984
Novartis AG	53,730	4,866,980
Roche Holding AG	30,890	9,217,623
Sanofi	96,808	10,296,789
Shire Ltd.	29,260	2,294,305
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	96,515	5,059,316

		49,905,804

		69,804,650

Diversified — 2.0%
Holding Company – Diversified — 2.0%
Hutchison Whampoa Ltd.	214,291	2,928,617
Noble Group Ltd.	4,245,000	4,667,100

		7,595,717

Energy — 12.4%
Coal — 0.5%
China Shenhua Energy Co. Ltd. Class H	589,000	1,703,798

Oil & Gas — 10.3%
BP PLC	447,764	3,942,653
ENI SpA	226,188	6,182,647
Galp Energia SGPS SA	228,470	4,185,853
Petroleo Brasileiro SA Sponsored ADR (Brazil)	149,705	2,341,386

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Repsol YPF SA	66,292	$1,751,454
Royal Dutch Shell PLC Class A	2,327	96,262
Royal Dutch Shell PLC Class B	115,344	5,016,112
StatoilHydro ASA	137,410	4,238,906
Talisman Energy, Inc.	329,600	3,484,268
Total SA	95,742	6,917,400

		38,156,941

Oil & Gas Services — 1.6%
Fugro NV (a)	33,180	1,898,116
SBM Offshore NV (b)	113,458	1,829,247
Technip SA	21,630	2,369,274

		6,096,637

		45,957,376

Financial — 22.4%
Banks — 10.9%
BNP Paribas	104,870	7,115,357
Credit Agricole SA	182,370	2,572,260
DBS Group Holdings, Ltd.	403,479	5,409,714
HSBC Holdings PLC	638,400	6,477,877
ICICI Bank Ltd. Sponsored ADR (India)	81,145	4,049,136
Intesa Sanpaolo SpA	859,607	2,649,987
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	77,128	2,680,969
Lloyds Banking Group PLC (b)	3,758,720	4,779,952
UniCredit SpA	529,182	4,432,256

		40,167,508

Diversified Financial — 2.2%
Credit Suisse Group	187,101	5,327,772
Deutsche Boerse AG	36,810	2,856,710

		8,184,482

Insurance — 8.4%
AIA Group Ltd.	770,400	3,881,792
Aviva PLC	640,135	5,609,739
AXA SA	251,197	5,994,761
China Life Insurance Co. Ltd.	671,000	1,754,029
ING Groep NV (b)	427,680	6,000,830
Muenchener Rueckversicherungs AG (a)	17,480	3,875,016
Swiss Re AG	43,490	3,870,512

		30,986,679

Real Estate — 0.9%
Cheung Kong Holdings	195,215	3,461,531

		82,800,200

Industrial — 11.3%
Aerospace & Defense — 1.7%
BAE Systems PLC	408,560	3,027,134
Embraer SA Sponsored ADR (Brazil)	91,253	3,324,347

		6,351,481

	Number of Shares	Value
Building Materials — 3.9%
Compagnie de Saint-Gobain (a)	79,190	$4,461,246
CRH PLC	175,942	4,530,563
HeidelbergCement AG	64,640	5,512,827

		14,504,636

Electronics — 0.7%
Koninklijke Philips Electronics NV	81,700	2,589,928

Manufacturing — 2.5%
Konica Minolta Holdings, Inc.	198,300	1,963,668
Nikon Corp. (a)	149,600	2,358,687
Siemens AG	35,836	4,733,024

		9,055,379

Packaging & Containers — 0.8%
Rexam PLC	328,794	3,008,932

Transportation — 1.7%
Deutsche Post AG	60,571	2,190,729
TNT Express NV	461,170	4,169,033

		6,359,762

		41,870,118

Technology — 5.3%
Semiconductors — 4.3%
Infineon Technologies AG	440,557	5,507,377
Samsung Electronics Co., Ltd.	6,211	8,121,083
Taiwan Semiconductor Manufacturing Co. Ltd.	516,275	2,174,863

		15,803,323

Software — 1.0%
SAP AG Sponsored ADR (Germany) (a)	18,239	1,404,403
Software AG (a)	67,800	2,446,825

		3,851,228

		19,654,551

TOTAL COMMON STOCK (Cost $286,308,230)		356,667,903

TOTAL EQUITIES (Cost $286,308,230)		356,667,903

RIGHTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 07/10/14, Strike 0.00 (b)	66,292	45,114

TOTAL RIGHTS (Cost $43,792)		45,114

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 3.8%
Diversified Financial — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	14,290,775	$14,290,775

TOTAL MUTUAL FUNDS (Cost $14,290,775)		14,290,775

TOTAL LONG-TERM INVESTMENTS (Cost $300,642,797)		371,003,792

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$10,266,317	10,266,317

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	91,704	91,704

TOTAL SHORT-TERM INVESTMENTS (Cost $10,358,021)		10,358,021

TOTAL INVESTMENTS — 102.9% (Cost $311,000,818) (e)		381,361,813

Other Assets/(Liabilities) — (2.9)%		(10,920,882)

NET ASSETS — 100.0%		$370,440,931

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $13,731,032 or 3.71% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,266,320. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $10,475,045.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 0.7%
Chemicals — 0.7%
The Sherwin-Williams Co.	7,097	$1,468,440

Communications — 18.5%
Advertising — 0.5%
Omnicom Group, Inc.	13,478	959,903

Internet — 7.8%
Expedia, Inc.	17,525	1,380,269
F5 Networks, Inc. (a)	22,558	2,513,863
Facebook, Inc. Class A (a)	21,695	1,459,857
Google, Inc. Class A (a)	3,558	2,080,256
Google, Inc. Class C (a)	7,806	4,490,636
IAC/InterActiveCorp	20,063	1,388,961
Priceline.com, Inc. (a)	1,645	1,978,935
Yahoo!, Inc. (a)	23,220	815,719

		16,108,496

Media — 3.9%
Comcast Corp. Class A	69,702	3,741,603
DIRECTV (a)	23,521	1,999,520
Discovery Communications, Inc. Series A (a)	15,866	1,178,527
Scripps Networks Interactive Class A	14,021	1,137,664

		8,057,314

Telecommunications — 6.3%
Cisco Systems, Inc.	98,437	2,446,159
QUALCOMM, Inc.	61,212	4,847,990
Verizon Communications, Inc.	116,289	5,690,021

		12,984,170

		38,109,883

Consumer, Cyclical — 9.2%
Home Builders — 1.1%
PulteGroup, Inc.	106,708	2,151,233

Lodging — 2.5%
Starwood Hotels & Resorts Worldwide, Inc.	23,121	1,868,639
Wyndham Worldwide Corp.	26,388	1,998,100
Wynn Resorts Ltd.	6,298	1,307,213

		5,173,952

Retail — 5.6%
Costco Wholesale Corp.	15,592	1,795,575
CVS Caremark Corp.	33,117	2,496,028
The Home Depot, Inc.	43,976	3,560,297
Lowe’s Cos., Inc.	38,848	1,864,315
O’Reilly Automotive, Inc. (a)	12,541	1,888,675

		11,604,890

		18,930,075

	Number of Shares	Value
Consumer, Non-cyclical — 24.1%
Agriculture — 1.2%
Philip Morris International, Inc.	29,922	$2,522,724

Beverages — 2.5%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	27,910	3,207,975
Keurig Green Mountain, Inc.	9,953	1,240,243
Monster Beverage Corp. (a)	8,820	626,485

		5,074,703

Biotechnology — 2.5%
Amgen, Inc.	24,525	2,903,024
Celgene Corp. (a)	16,940	1,454,807
Vertex Pharmaceuticals, Inc. (a)	8,894	842,084

		5,199,915

Commercial Services — 2.7%
Alliance Data Systems Corp. (a)	4,179	1,175,344
Paychex, Inc.	30,252	1,257,273
Visa, Inc. Class A	14,308	3,014,839

		5,447,456

Foods — 1.7%
Mondelez International, Inc. Class A	94,573	3,556,891

Health Care – Products — 5.9%
Becton, Dickinson & Co.	18,861	2,231,256
C.R. Bard, Inc.	15,465	2,211,650
Johnson & Johnson	27,771	2,905,402
Medtronic, Inc.	43,157	2,751,690
Zimmer Holdings, Inc.	19,022	1,975,625

		12,075,623

Health Care – Services — 1.8%
Aetna, Inc.	32,445	2,630,641
HCA Holdings, Inc. (a)	20,043	1,130,024

		3,760,665

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	28,772	1,395,730
Eli Lilly & Co.	47,403	2,947,044
Express Scripts Holding Co. (a)	26,700	1,851,111
Gilead Sciences, Inc. (a)	35,078	2,908,317
Merck & Co., Inc.	40,620	2,349,867
Salix Pharmaceuticals Ltd. (a)	4,735	584,062

		12,036,131

		49,674,108

Energy — 7.3%
Oil & Gas — 4.4%
Apache Corp.	29,692	2,987,609
Cabot Oil & Gas Corp.	48,670	1,661,594
Devon Energy Corp.	41,174	3,269,216
Valero Energy Corp.	21,950	1,099,695

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 2.9%
Baker Hughes, Inc.	29,665	$2,208,559
National Oilwell Varco, Inc.	33,030	2,720,021
NOW, Inc. (a)	10,530	381,282
Oceaneering International, Inc.	8,787	686,528

		5,996,390

		15,014,504

Financial — 5.0%
Banks — 1.6%
Bank of America Corp.	126,281	1,940,939
Itau Unibanco Holding SA Sponsored ADR (Brazil)	89,423	1,285,900

		3,226,839

Diversified Financial — 3.4%
American Express Co.	36,592	3,471,483
IntercontinentalExchange, Inc.	6,282	1,186,670
JP Morgan Chase & Co.	18,124	1,044,305
Waddell & Reed Financial, Inc. Class A	20,346	1,273,456

		6,975,914

		10,202,753

Industrial — 12.2%
Aerospace & Defense — 3.3%
The Boeing Co.	27,177	3,457,730
United Technologies Corp.	28,489	3,289,055

		6,746,785

Machinery – Diversified — 0.9%
Rockwell Automation, Inc.	14,188	1,775,770

Manufacturing — 6.5%
3M Co.	10,983	1,573,205
Danaher Corp.	39,073	3,076,217
Dover Corp.	15,066	1,370,253
Honeywell International, Inc.	29,773	2,767,400
Illinois Tool Works, Inc.	18,673	1,635,008
Parker Hannifin Corp.	16,197	2,036,449
Tyco International Ltd.	21,834	995,630

		13,454,162

Transportation — 1.5%
Expeditors International of Washington, Inc.	14,931	659,353
United Parcel Service, Inc. Class B	23,783	2,441,563

		3,100,916

		25,077,633

Technology — 22.3%
Computers — 5.6%
Apple, Inc.	71,701	6,663,174
NetApp, Inc.	16,580	605,502
SanDisk Corp.	23,990	2,505,276
Western Digital Corp.	19,454	1,795,604

		11,569,556

	Number of Shares	Value
Internet — 1.1%
Check Point Software Technologies Ltd. (a)	33,113	$2,219,564

Semiconductors — 6.1%
Altera Corp.	86,918	3,021,269
Broadcom Corp. Class A	15,633	580,297
Intel Corp.	15,382	475,304
Linear Technology Corp.	23,767	1,118,713
Maxim Integrated Products, Inc.	71,342	2,412,073
Microchip Technology, Inc.	35,368	1,726,312
Skyworks Solutions, Inc.	35,782	1,680,323
Xilinx, Inc.	36,035	1,704,816

		12,719,107

Software — 9.5%
Activision Blizzard, Inc.	25,302	564,235
Informatica Corp. (a)	18,439	657,350
Intuit, Inc.	24,317	1,958,248
Microsoft Corp.	217,451	9,067,707
Oracle Corp.	179,461	7,273,554

		19,521,094

		46,029,321

TOTAL COMMON STOCK (Cost $167,097,879)		204,506,717

TOTAL EQUITIES (Cost $167,097,879)		204,506,717

TOTAL LONG-TERM INVESTMENTS (Cost $167,097,879)		204,506,717

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$3,163,642	3,163,642

TOTAL SHORT-TERM INVESTMENTS (Cost $3,163,642)		3,163,642

TOTAL INVESTMENTS — 100.8% (Cost $170,261,521) (c)		207,670,359

Other Assets/(Liabilities) — (0.8)%		(1,671,878)

NET ASSETS — 100.0%		$205,998,481

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,163,643. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,228,958.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 4.0%
Chemicals — 1.9%
The Dow Chemical Co.	56,350	$2,899,771
E.I. du Pont de Nemours & Co.	20,630	1,350,027

		4,249,798

Forest Products & Paper — 0.9%
International Paper Co.	40,700	2,054,129

Iron & Steel — 1.2%
Nucor Corp.	23,620	1,163,285
Steel Dynamics, Inc.	83,250	1,494,338

		2,657,623

		8,961,550

Communications — 9.7%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	86,400	1,685,664

Internet — 1.2%
Symantec Corp.	121,490	2,782,121

Media — 3.5%
CBS Corp. Class B	27,730	1,723,142
Comcast Corp. Class A	55,040	2,954,547
DIRECTV (a)	13,400	1,139,134
Thomson Reuters Corp.	54,800	1,992,528

		7,809,351

Telecommunications — 4.3%
Cisco Systems, Inc.	243,530	6,051,721
Verizon Communications, Inc.	71,900	3,518,067

		9,569,788

		21,846,924

Consumer, Cyclical — 8.7%
Auto Manufacturers — 0.7%
Paccar, Inc.	24,770	1,556,299

Home Builders — 0.9%
PulteGroup, Inc.	106,100	2,138,976

Housewares — 0.9%
Newell Rubbermaid, Inc.	65,700	2,036,043

Retail — 6.2%
AutoZone, Inc. (a)	4,800	2,573,952
CVS Caremark Corp.	34,220	2,579,162
The Home Depot, Inc.	25,300	2,048,288
Lowe’s Cos., Inc.	52,500	2,519,475
Nordstrom, Inc.	25,770	1,750,556
PVH Corp.	20,000	2,332,000

		13,803,433

		19,534,751

	Number of Shares	Value
Consumer, Non-cyclical — 16.9%
Agriculture — 0.8%
Philip Morris International, Inc.	20,240	$1,706,434

Beverages — 2.2%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	23,850	2,741,319
Diageo PLC Sponsored ADR (United Kingdom)	17,400	2,214,498

		4,955,817

Biotechnology — 1.1%
Amgen, Inc.	21,270	2,517,730

Foods — 0.7%
Kraft Foods Group, Inc.	26,276	1,575,246

Health Care – Products — 3.7%
Baxter International, Inc.	28,660	2,072,118
Covidien PLC	41,720	3,762,310
Johnson & Johnson	23,110	2,417,768

		8,252,196

Health Care – Services — 2.0%
UnitedHealth Group, Inc.	53,110	4,341,743

Pharmaceuticals — 6.4%
AstraZeneca PLC Sponsored ADR (United Kingdom)	36,200	2,690,022
Merck & Co., Inc.	103,890	6,010,036
Pfizer, Inc.	56,759	1,684,607
Roche Holding AG	10,544	3,146,346
Zoetis, Inc.	27,238	878,970

		14,409,981

		37,759,147

Energy — 13.1%
Oil & Gas — 11.0%
Anadarko Petroleum Corp.	21,800	2,386,446
Chevron Corp.	58,250	7,604,537
EOG Resources, Inc.	23,020	2,690,117
Exxon Mobil Corp.	41,600	4,188,288
Marathon Oil Corp.	65,540	2,616,357
Occidental Petroleum Corp.	27,670	2,839,772
Southwestern Energy Co. (a)	50,450	2,294,971
Oil & Gas Services — 2.1%
Halliburton Co.	65,200	4,629,852

		29,250,340

Financial — 25.6%
Banks — 7.8%
BB&T Corp.	72,600	2,862,618
PNC Financial Services Group, Inc.	60,290	5,368,825
Wells Fargo & Co.	174,990	9,197,474

		17,428,917

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 10.0%
Ameriprise Financial, Inc.	5,800	$696,000
BlackRock, Inc.	10,470	3,346,212
Citigroup, Inc.	93,500	4,403,850
The Goldman Sachs Group, Inc.	17,370	2,908,433
IntercontinentalExchange, Inc.	13,200	2,493,480
JP Morgan Chase & Co.	134,780	7,766,024
Santander Consumer USA Holdings, Inc.	45,200	878,688

		22,492,687

Insurance — 6.7%
ACE Ltd.	36,840	3,820,308
American International Group, Inc.	39,900	2,177,742
Marsh & McLennan Cos., Inc.	65,090	3,372,964
MetLife, Inc.	47,800	2,655,768
Principal Financial Group, Inc.	34,640	1,748,627
Unum Group	37,940	1,318,794

		15,094,203

Real Estate Investment Trusts (REITS) — 1.1%
Host Hotels & Resorts, Inc.	109,400	2,407,894

		57,423,701

Industrial — 8.9%
Aerospace & Defense — 2.3%
Spirit AeroSystems Holdings, Inc. Class A (a)	72,600	2,446,620
United Technologies Corp.	24,300	2,805,435

		5,252,055

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	26,900	1,074,117

Machinery – Construction & Mining — 0.9%
Ingersoll-Rand PLC	32,770	2,048,453

Manufacturing — 5.2%
3M Co.	15,550	2,227,382
Eaton Corp. PLC	40,600	3,133,508
General Electric Co.	167,180	4,393,490
Illinois Tool Works, Inc.	21,780	1,907,057

		11,661,437

		20,036,062

Technology — 8.6%
Computers — 1.7%
EMC Corp.	143,400	3,777,156

Semiconductors — 5.5%
Analog Devices, Inc.	40,140	2,170,370
Intel Corp.	140,770	4,349,793
Marvell Technology Group Ltd.	177,600	2,545,008
Maxim Integrated Products, Inc.	101,350	3,426,643

		12,491,814

	Number of Shares	Value
Software — 1.4%
Microsoft Corp.	73,860	$3,079,962

		19,348,932

Utilities — 2.5%
Electric — 2.5%
Edison International	31,190	1,812,451
NextEra Energy, Inc.	12,540	1,285,099
Northeast Utilities	52,960	2,503,419

		5,600,969

TOTAL COMMON STOCK (Cost $153,331,717)		219,762,376

TOTAL EQUITIES (Cost $153,331,717)		219,762,376

TOTAL LONG-TERM INVESTMENTS (Cost $153,331,717)		219,762,376

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$4,180,219	4,180,219

TOTAL SHORT-TERM INVESTMENTS (Cost $4,180,219)		4,180,219

TOTAL INVESTMENTS — 99.9% (Cost $157,511,936) (c)		223,942,595

Other Assets/(Liabilities) — 0.1%		174,416

NET ASSETS — 100.0%		$224,117,011

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,180,220. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $4,264,611.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 7.7%
Chemicals — 6.9%
Air Liquide	10,287	$1,388,841
Akzo Nobel NV	40,428	3,031,176
Brenntag AG	6,094	1,088,480
International Flavors & Fragrances, Inc.	17,931	1,869,845
Linde AG	31,048	6,602,634
Praxair, Inc.	19,199	2,550,395

		16,531,371

Forest Products & Paper — 0.8%
Svenska Cellulosa AB Class B	72,797	1,895,869

		18,427,240

Communications — 9.9%
Advertising — 2.4%
Omnicom Group, Inc.	31,410	2,237,020
WPP PLC	159,081	3,463,982

		5,701,002

Media — 6.9%
British Sky Broadcasting Group PLC	85,470	1,321,062
Time Warner Cable, Inc.	13,180	1,941,414
Time Warner, Inc.	72,776	5,112,514
Viacom, Inc. Class B	10,560	915,869
The Walt Disney Co.	83,080	7,123,279

		16,414,138

Telecommunications — 0.6%
Cisco Systems, Inc.	60,060	1,492,491

		23,607,631

Consumer, Cyclical — 9.0%
Apparel — 1.0%
Burberry Group PLC	58,747	1,489,474
Nike, Inc. Class B	10,690	829,010

		2,318,484

Automotive & Parts — 0.9%
Delphi Automotive PLC	29,780	2,047,077

Entertainment — 0.3%
William Hill PLC	130,421	731,042

Food Services — 1.3%
Compass Group PLC	181,330	3,165,445

Leisure Time — 0.2%
Harley-Davidson, Inc.	7,270	507,809

Lodging — 0.1%
Whitbread PLC	4,678	352,492

Retail — 5.2%
AutoZone, Inc. (a)	3,894	2,088,118

	Number of Shares	Value
Cie Financiere Richemont SA	28,410	$2,981,793
Lawson, Inc.	8,000	600,583
McDonald’s Corp.	26,620	2,681,699
Sally Beauty Holdings, Inc. (a)	59,460	1,491,257
Target Corp.	23,980	1,389,641
Urban Outfitters, Inc. (a)	36,191	1,225,427

		12,458,518

		21,580,867

Consumer, Non-cyclical — 30.3%
Beverages — 6.3%
Carlsberg A/S Class B	19,472	2,097,302
Diageo PLC	171,140	5,447,950
Dr. Pepper Snapple Group, Inc.	10,224	598,922
Heineken NV	47,104	3,381,885
Pernod-Ricard SA	28,853	3,464,989

		14,991,048

Commercial Services — 2.4%
Adecco SA	17,520	1,440,703
Visa, Inc. Class A	20,932	4,410,582

		5,851,285

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	48,941	3,336,797
The Procter & Gamble Co.	9,710	763,109

		4,099,906

Foods — 5.3%
Danone SA	58,183	4,318,207
Kellogg Co.	27,946	1,836,052
Nestle SA	83,272	6,452,161

		12,606,420

Health Care – Products — 5.0%
Johnson & Johnson	15,960	1,669,735
Medtronic, Inc.	47,600	3,034,976
Sonova Holding AG	11,242	1,715,972
St. Jude Medical, Inc.	45,730	3,166,803
Stryker Corp.	29,800	2,512,736

		12,100,222

Health Care – Services — 2.2%
Thermo Fisher Scientific, Inc.	44,990	5,308,820

Household Products — 2.6%
Reckitt Benckiser Group PLC	71,222	6,211,102

Pharmaceuticals — 4.8%
Bayer AG	38,901	5,494,704
DENTSPLY International, Inc.	37,410	1,771,364
Merck KGaA	27,176	2,358,984
Roche Holding AG	5,943	1,773,400

		11,398,452

		72,567,255

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	22,771	$4,386,390

Energy — 3.8%
Oil & Gas — 0.5%
Inpex Corp.	84,300	1,283,837

Oil & Gas Services — 3.3%
National Oilwell Varco, Inc.	23,591	1,942,719
NOW, Inc. (a)	6,937	251,189
Saipem SpA (a)	43,415	1,169,972
Schlumberger Ltd.	38,330	4,521,023

		7,884,903

		9,168,740

Financial — 14.0%
Banks — 7.6%
Bank of New York Mellon Corp.	108,490	4,066,205
Credicorp Ltd.	3,686	573,062
Erste Group Bank AG	35,694	1,154,697
ICICI Bank Ltd.	19,244	453,103
Itau Unibanco Holding SA Sponsored ADR (Brazil)	125,936	1,810,960
Julius Baer Group Ltd.	25,685	1,059,085
Kasikornbank PCL	129,600	818,775
Komercni Banka AS	1,854	426,450
Sberbank of Russia Sponsored ADR (Russia)	55,737	566,845
Standard Chartered PLC	116,311	2,376,910
State Street Corp.	70,957	4,772,568

		18,078,660

Diversified Financial — 6.1%
American Express Co.	38,020	3,606,958
Deutsche Boerse AG	17,538	1,361,070
Franklin Resources, Inc.	60,273	3,486,190
The Goldman Sachs Group, Inc.	16,630	2,784,527
Grupo Financiero Banorte SAB de CV Class O	111,200	795,247
UBS AG	139,875	2,563,083

		14,597,075

Insurance — 0.3%
Swiss Re AG	8,250	734,231

		33,409,966

Industrial — 16.3%
Aerospace & Defense — 2.6%
MTU Aero Engines AG	17,140	1,577,088
United Technologies Corp.	40,620	4,689,579

		6,266,667

Electrical Components & Equipment — 2.8%
Legrand SA	49,090	3,000,972
Schneider Electric SE	38,096	3,592,994

		6,593,966

	Number of Shares	Value
Electronics — 2.6%
Amphenol Corp. Class A	19,950	$1,921,983
Hoya Corp.	65,300	2,172,936
Waters Corp. (a)	20,150	2,104,466

		6,199,385

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	5,180	648,329

Manufacturing — 4.3%
3M Co.	32,044	4,589,982
Honeywell International, Inc.	61,340	5,701,553

		10,291,535

Transportation — 3.7%
Canadian National Railway Co.	71,560	4,652,831
Kuehne & Nagel International AG	3,430	456,557
United Parcel Service, Inc. Class B	36,800	3,777,888

		8,887,276

		38,887,158

Technology — 6.3%
Computers — 2.0%
Accenture PLC Class A	59,770	4,831,807

Internet — 0.4%
Check Point Software Technologies Ltd. (a)	14,370	963,221

Semiconductors — 1.9%
Altera Corp.	31,110	1,081,384
Microchip Technology, Inc. (b)	34,760	1,696,635
Samsung Electronics Co., Ltd.	1,292	1,689,332

		4,467,351

Software — 2.0%
Dassault Systemes SA	3,914	503,076
Oracle Corp.	107,436	4,354,381

		4,857,457

		15,119,836

TOTAL COMMON STOCK (Cost $170,725,988)		237,155,083

TOTAL EQUITIES (Cost $170,725,988)		237,155,083

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)	1,720,600	1,720,600

TOTAL MUTUAL FUNDS (Cost $1,720,600)		1,720,600

TOTAL LONG-TERM INVESTMENTS (Cost $172,446,588)		238,875,683

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$1,961,116	$1,961,116

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	16,720	16,720

TOTAL SHORT-TERM INVESTMENTS (Cost $1,977,836)		1,977,836

TOTAL INVESTMENTS — 100.6% (Cost $174,424,424) (e)		240,853,519

Other Assets/(Liabilities) — (0.6)%		(1,488,898)

NET ASSETS — 100.0%		$239,364,621

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $1,679,650 or 0.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,961,117. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $2,003,129.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.3%
Basic Materials — 4.2%
Chemicals — 4.2%
FMC Corp.	10,482	$746,214
Linde AG	5,886	1,251,711
Praxair, Inc.	9,416	1,250,821
The Sherwin-Williams Co.	6,474	1,339,535
W.R. Grace & Co. (a)	15,296	1,445,931

		6,034,212

Communications — 9.5%
Internet — 3.1%
Google, Inc. Class A (a)	4,008	2,343,357
Google, Inc. Class C (a)	3,613	2,078,487

		4,421,844

Media — 6.4%
Comcast Corp. Class A	45,289	2,431,114
Time Warner, Inc.	27,980	1,965,595
Twenty-First Century Fox Class A	49,922	1,754,758
The Walt Disney Co.	36,026	3,088,869

		9,240,336

		13,662,180

Consumer, Cyclical — 8.9%
Apparel — 1.6%
Nike, Inc. Class B	13,127	1,017,999
VF Corp.	19,488	1,227,744

		2,245,743

Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG	4,152	526,652

Automotive & Parts — 0.5%
Delphi Automotive PLC	9,885	679,495

Distribution & Wholesale — 1.1%
W.W. Grainger, Inc.	6,390	1,624,785

Housewares — 0.5%
Newell Rubbermaid, Inc.	23,540	729,505

Retail — 4.8%
Bed Bath & Beyond, Inc. (a)	23,579	1,352,963
Kohl’s Corp.	24,514	1,291,398
McDonald’s Corp.	17,591	1,772,117
Ross Stores, Inc.	16,236	1,073,687
Target Corp.	25,013	1,449,503

		6,939,668

		12,745,848

Consumer, Non-cyclical — 24.5%
Beverages — 2.0%
Diageo PLC	36,986	1,177,386

	Number of Shares	Value
Pernod-Ricard SA	14,038	$1,685,839

		2,863,225

Commercial Services — 3.4%
MasterCard, Inc. Class A	26,812	1,969,878
Visa, Inc. Class A	14,119	2,975,014

		4,944,892

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	18,100	1,234,058
The Procter & Gamble Co.	34,849	2,738,783

		3,972,841

Foods — 2.8%
Danone SA	23,201	1,721,924
General Mills, Inc.	11,160	586,347
Mondelez International, Inc. Class A	47,102	1,771,506

		4,079,777

Health Care – Products — 5.8%
Covidien PLC	31,911	2,877,734
Johnson & Johnson	30,422	3,182,750
St. Jude Medical, Inc.	14,129	978,433
Stryker Corp.	14,802	1,248,105

		8,287,022

Health Care – Services — 1.6%
Thermo Fisher Scientific, Inc.	19,867	2,344,306

Pharmaceuticals — 6.1%
Abbott Laboratories	30,909	1,264,178
Bristol-Myers Squibb Co.	23,601	1,144,884
Endo International PLC (a)	18,128	1,269,323
Pfizer, Inc.	101,328	3,007,415
Valeant Pharmaceuticals International, Inc. (a)	16,208	2,044,153

		8,729,953

		35,222,016

Diversified — 1.0%
Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	7,523	1,449,159

Energy — 8.5%
Oil & Gas — 4.1%
Chevron Corp.	6,232	813,588
EOG Resources, Inc.	14,726	1,720,880
Exxon Mobil Corp.	5,115	514,978
Noble Energy, Inc.	17,048	1,320,538
Occidental Petroleum Corp.	14,577	1,496,038

		5,866,022

Oil & Gas Services — 4.4%
Cameron International Corp. (a)	24,036	1,627,478
Dresser-Rand Group, Inc. (a)	17,317	1,103,612

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Oilwell Varco, Inc.	15,836	$1,304,095
Schlumberger Ltd.	19,830	2,338,948

		6,374,133

		12,240,155

Financial — 16.6%
Banks — 3.9%
Bank of America Corp.	113,453	1,743,773
State Street Corp.	11,965	804,766
Wells Fargo & Co.	58,917	3,096,677

		5,645,216

Diversified Financial — 10.2%
American Express Co.	28,002	2,656,550
BlackRock, Inc.	7,199	2,300,800
Franklin Resources, Inc.	9,612	555,958
The Goldman Sachs Group, Inc.	15,790	2,643,878
JP Morgan Chase & Co.	72,327	4,167,482
Morgan Stanley	36,385	1,176,327
The NASDAQ OMX Group, Inc.	27,144	1,048,301

		14,549,296

Insurance — 0.8%
ACE Ltd.	11,338	1,175,751

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	27,244	2,451,415

		23,821,678

Industrial — 11.3%
Aerospace & Defense — 1.7%
United Technologies Corp.	21,568	2,490,026

Engineering & Construction — 0.8%
Fluor Corp.	15,407	1,184,798

Manufacturing — 4.3%
Danaher Corp.	48,875	3,847,929
Honeywell International, Inc.	25,203	2,342,619

		6,190,548

Metal Fabricate & Hardware — 1.5%
Precision Castparts Corp.	8,510	2,147,924

Packaging & Containers — 0.8%
Crown Holdings, Inc. (a)	21,958	1,092,630

Transportation — 2.2%
Canadian National Railway Co.	29,209	1,899,169
United Parcel Service, Inc. Class B	11,508	1,181,411

		3,080,580

		16,186,506

Technology — 13.1%
Computers — 7.2%
Accenture PLC Class A	26,205	2,118,412
Apple, Inc.	23,681	2,200,675
Cognizant Technology Solutions Corp. Class A (a)	37,394	1,828,940

	Number of Shares	Value
EMC Corp.	110,549	$2,911,861
Hewlett-Packard Co.	38,029	1,280,817

		10,340,705

Semiconductors — 2.8%
Altera Corp.	47,003	1,633,824
Microchip Technology, Inc.	49,456	2,413,948

		4,047,772

Software — 3.1%
Citrix Systems, Inc. (a)	16,288	1,018,814
Fidelity National Information Services, Inc.	33,581	1,838,224
Oracle Corp.	36,882	1,494,828

		4,351,866

		18,740,343

Utilities — 1.7%
Electric — 1.7%
American Electric Power Co., Inc.	18,646	1,039,887
CMS Energy Corp.	44,301	1,379,976

		2,419,863

TOTAL COMMON STOCK (Cost $98,270,815)		142,521,960

PREFERRED STOCK — 0.3%
Electric — 0.3%
Exelon Corp. (a)	7,560	407,836

TOTAL PREFERRED STOCK (Cost $382,468)		407,836

TOTAL EQUITIES (Cost $98,653,283)		142,929,796

TOTAL LONG-TERM INVESTMENTS (Cost $98,653,283)		142,929,796

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$740,417	740,417

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	5,810	5,810

TOTAL SHORT-TERM INVESTMENTS (Cost $746,227)		746,227

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.1% (Cost $99,399,510) (c)	$143,676,023

Other Assets/(Liabilities) — (0.1)%	(188,590)

NET ASSETS — 100.0%	$143,487,433

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $740,417. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates of 10/15/40, and an aggregate market value, including accrued interest, of $758,290.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 6.1%
Chemicals — 3.1%
The Dow Chemical Co.	36,500	$1,878,290
E.I. du Pont de Nemours & Co.	61,130	4,000,347
Praxair, Inc.	13,180	1,750,831

		7,629,468

Forest Products & Paper — 1.5%
International Paper Co.	37,950	1,915,337
MeadWestvaco Corp.	42,850	1,896,541

		3,811,878

Mining — 1.5%
BHP Billiton Ltd.	86,590	2,958,229
Southern Copper Corp.	22,082	670,631

		3,628,860

		15,070,206

Communications — 7.4%
Media — 3.8%
Comcast Corp. Special Class A	126,130	6,726,513
Nielsen NV	21,400	1,035,974
The Walt Disney Co.	18,790	1,611,055

		9,373,542

Telecommunications — 3.6%
BCE, Inc.	16,720	758,419
Motorola Solutions, Inc.	29,450	1,960,486
QUALCOMM, Inc.	23,970	1,898,424
Verizon Communications, Inc.	89,190	4,364,067

		8,981,396

		18,354,938

Consumer, Cyclical — 6.5%
Apparel — 1.2%
VF Corp.	47,790	3,010,770

Automotive & Parts — 0.6%
Johnson Controls, Inc.	28,800	1,437,984

Retail — 4.2%
The Home Depot, Inc.	68,420	5,539,283
McDonald’s Corp.	35,280	3,554,107
Wal-Mart Stores, Inc.	17,730	1,330,991

		10,424,381

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	33,640	1,310,951

		16,184,086

Consumer, Non-cyclical — 17.5%
Agriculture — 1.5%
Altria Group, Inc.	29,770	1,248,554

	Number of Shares	Value
Philip Morris International, Inc.	28,430	$2,396,933

		3,645,487

Beverages — 2.0%
The Coca-Cola Co.	47,560	2,014,642
Diageo PLC	91,260	2,905,106

		4,919,748

Commercial Services — 0.3%
Automatic Data Processing, Inc.	9,680	767,430

Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	36,520	2,870,107

Foods — 2.7%
General Mills, Inc.	34,280	1,801,071
Kraft Foods Group, Inc.	21,576	1,293,481
Mondelez International, Inc. Class A	67,730	2,547,325
Unilever NV NY Shares	26,160	1,144,762

		6,786,639

Health Care – Products — 1.8%
Johnson & Johnson	42,260	4,421,241

Health Care – Services — 0.4%
Quest Diagnostics, Inc.	18,200	1,068,158

Household Products — 0.7%
Kimberly-Clark Corp.	16,550	1,840,691

Pharmaceuticals — 6.9%
Abbott Laboratories	21,860	894,074
AbbVie, Inc.	21,860	1,233,778
Bristol-Myers Squibb Co.	81,980	3,976,850
Merck & Co., Inc.	94,070	5,441,950
Pfizer, Inc.	185,760	5,513,357

		17,060,009

		43,379,510

Energy — 13.2%
Oil & Gas — 10.6%
Chevron Corp.	55,470	7,241,608
ConocoPhillips	18,750	1,607,438
Exxon Mobil Corp.	52,540	5,289,727
Marathon Oil Corp.	55,240	2,205,181
Marathon Petroleum Corp.	25,910	2,022,794
Occidental Petroleum Corp.	26,060	2,674,538
Phillips 66	12,140	976,420
Total SA Sponsored ADR (France)	59,170	4,272,074

		26,289,780

Oil & Gas Services — 0.7%
Schlumberger Ltd.	15,120	1,783,404

Pipelines — 1.9%
Enbridge, Inc.	68,800	3,264,462
Spectra Energy Corp.	31,220	1,326,225

		4,590,687

		32,663,871

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 22.4%
Banks — 9.7%
Bank of America Corp.	49,600	$762,352
Fifth Third Bancorp	132,890	2,837,202
M&T Bank Corp.	5,180	642,579
SunTrust Banks, Inc.	101,510	4,066,491
The Toronto-Dominion Bank	50,200	2,584,214
U.S. Bancorp	94,960	4,113,667
Wells Fargo & Co.	170,030	8,936,777

		23,943,282

Diversified Financial — 7.2%
American Express Co.	40,480	3,840,338
Citigroup, Inc.	58,100	2,736,510
CME Group, Inc.	24,040	1,705,638
JP Morgan Chase & Co.	134,930	7,774,666
Morgan Stanley	58,440	1,889,365

		17,946,517

Insurance — 5.4%
ACE Ltd.	24,650	2,556,205
The Chubb Corp.	22,900	2,110,693
MetLife, Inc.	21,580	1,198,985
Prudential Financial, Inc.	52,660	4,674,628
The Travelers Cos., Inc.	30,600	2,878,542

		13,419,053

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,300	274,647

		55,583,499

Industrial — 14.0%
Aerospace & Defense — 5.7%
Lockheed Martin Corp.	11,980	1,925,545
Northrop Grumman Corp.	27,780	3,323,321
Raytheon Co.	50,310	4,641,098
United Technologies Corp.	37,320	4,308,594

		14,198,558

Machinery – Diversified — 0.4%
Rockwell Automation, Inc.	8,530	1,067,615

Manufacturing — 5.3%
3M Co.	19,200	2,750,208
General Electric Co.	276,310	7,261,427
Honeywell International, Inc.	32,700	3,039,465

		13,051,100

Transportation — 2.6%
CSX Corp.	29,320	903,349
Union Pacific Corp.	26,280	2,621,430
United Parcel Service, Inc. Class B	27,170	2,789,272

		6,314,051

		34,631,324

Technology — 4.8%
Computers — 1.4%
International Business Machines Corp.	19,370	3,511,200

	Number of Shares	Value
Semiconductors — 1.5%
Intel Corp.	120,010	$3,708,309

Software — 1.9%
Microsoft Corp.	113,180	4,719,606

		11,939,115

Utilities — 5.2%
Electric — 3.9%
Dominion Resources, Inc.	38,060	2,722,051
Duke Energy Corp.	14,380	1,066,852
ITC Holdings Corp.	19,650	716,832
NextEra Energy, Inc.	28,420	2,912,482
Northeast Utilities	22,360	1,056,957
Wisconsin Energy Corp.	23,080	1,082,914

		9,558,088

Gas — 0.6%
Sempra Energy	13,600	1,424,056

Water — 0.7%
American Water Works Co., Inc.	37,040	1,831,628

		12,813,772

TOTAL COMMON STOCK (Cost $174,025,417)		240,620,321

TOTAL EQUITIES (Cost $174,025,417)		240,620,321

TOTAL LONG-TERM INVESTMENTS (Cost $174,025,417)		240,620,321

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (a)	$5,405,342	5,405,342

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	41,207	41,207

TOTAL SHORT-TERM INVESTMENTS (Cost $5,446,549)		5,446,549

TOTAL INVESTMENTS — 99.3% (Cost $179,471,966) (b)		246,066,870

Other Assets/(Liabilities) — 0.7%		1,690,136

NET ASSETS — 100.0%		$247,757,006

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $5,405,344. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $5,513,564.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Basic Materials — 2.7%
Chemicals — 0.8%
Akzo Nobel NV	5,715	$428,494
Givaudan SA Registered	310	517,145

		945,639

Mining — 1.9%
Orica Ltd.	130,100	2,391,954

		3,337,593

Communications — 2.2%
Advertising — 1.5%
Publicis Groupe	8,000	679,122
WPP PLC	55,000	1,197,622

		1,876,744

Media — 0.7%
Thomson Reuters Corp.	22,300	811,916

		2,688,660

Consumer, Cyclical — 20.7%
Apparel — 1.5%
Christian Dior SA	4,600	914,548
Prada SpA	127,400	905,681

		1,820,229

Auto Manufacturers — 11.7%
Bayerische Motoren Werke AG	26,700	3,386,711
Daimler AG	32,900	3,081,086
Honda Motor Co. Ltd.	117,300	4,103,191
Toyota Motor Corp.	66,600	4,006,267

		14,577,255

Distribution & Wholesale — 0.3%
Wolseley PLC	7,600	416,137

Retail — 7.2%
Cie Financiere Richemont SA	33,100	3,474,035
Hennes & Mauritz AB Class B	50,200	2,191,875
Kering	15,100	3,308,884

		8,974,794

		25,788,415

Consumer, Non-cyclical — 20.4%
Beverages — 6.4%
Diageo PLC	109,200	3,476,196
Heineken Holding NV Class A	28,800	1,893,594
Pernod-Ricard SA	21,000	2,521,913

		7,891,703

Commercial Services — 4.0%
Adecco SA	14,300	1,175,917
Experian PLC	183,200	3,094,179

	Number of Shares	Value
Meitec Corp.	9,400	$293,656
Secom Co. Ltd.	6,400	391,745

		4,955,497

Foods — 7.6%
Danone SA	43,661	3,240,418
Koninklijke Ahold NV	26,800	502,869
Nestle SA	30,900	2,394,223
Tesco PLC	692,900	3,365,785

		9,503,295

Pharmaceuticals — 2.4%
GlaxoSmithKline PLC	70,000	1,870,528
Novartis AG	4,100	371,387
Sanofi	7,400	787,086

		3,029,001

		25,379,496

Diversified — 1.8%
Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	11,800	2,273,040

Financial — 25.2%
Banks — 8.5%
BNP Paribas	60,700	4,118,453
Intesa Sanpaolo SpA	958,400	2,954,545
Lloyds Banking Group PLC (a)	2,697,700	3,430,656

		10,503,654

Diversified Financial — 8.9%
Credit Suisse Group	215,700	6,142,139
Daiwa Securities Group, Inc.	363,000	3,150,005
Schroders PLC	41,700	1,785,868

		11,078,012

Insurance — 7.8%
Allianz SE	26,500	4,416,641
AMP Ltd.	551,200	2,757,086
Willis Group Holdings PLC	58,800	2,546,040

		9,719,767

		31,301,433

Industrial — 16.2%
Aerospace & Defense — 0.9%
Meggitt PLC	3,700	32,001
Safran SA	16,700	1,092,753

		1,124,754

Building Materials — 2.0%
Geberit AG Registered	90	31,606
Holcim Ltd.	27,300	2,399,830

		2,431,436

Electronics — 2.7%
Koninklijke Philips Electronics NV	89,791	2,846,417

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Omron Corp.	11,800	$498,540

		3,344,957

Hand & Machine Tools — 0.6%
Schindler Holding AG	5,300	805,222

Machinery – Construction & Mining — 1.0%
Atlas Copco AB Class B	46,100	1,230,215

Machinery – Diversified — 2.8%
CNH Industrial NV	340,900	3,497,188

Manufacturing — 2.5%
Olympus Corp. (a)	53,700	1,854,526
Smiths Group PLC	58,200	1,291,009

		3,145,535

Metal Fabricate & Hardware — 1.8%
SKF AB Class B	86,900	2,215,117

Transportation — 1.9%
Kuehne & Nagel International AG	18,200	2,422,545

		20,216,969

Technology — 6.6%
Internet — 0.5%
Check Point Software Technologies Ltd. (a)	9,500	636,785

Office Equipment/Supplies — 2.4%
Canon, Inc.	92,200	3,018,028

Semiconductors — 2.1%
Samsung Electronics Co., Ltd.	2,000	2,615,064

Software — 1.6%
SAP AG	25,500	1,969,570

		8,239,447

TOTAL COMMON STOCK (Cost $118,530,893)		119,225,053

TOTAL EQUITIES (Cost $118,530,893)		119,225,053

TOTAL LONG-TERM INVESTMENTS (Cost $118,530,893)		119,225,053

TOTAL INVESTMENTS — 95.8% (Cost $118,530,893) (b)		119,225,053

Other Assets/(Liabilities) — 4.2%		5,222,138

NET ASSETS — 100.0%		$124,447,191

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 2.4%
Chemicals — 2.4%
The Sherwin-Williams Co.	28,090	$5,812,102

Communications — 26.3%
Internet — 20.2%
Amazon.com, Inc. (a)	19,110	6,206,546
eBay, Inc. (a)	51,920	2,599,115
Equinix, Inc. (a)	16,410	3,447,577
Facebook, Inc. Class A (a)	107,850	7,257,227
Google, Inc. Class A (a)	14,800	8,653,116
LinkedIn Corp. Class A (a)	25,230	4,326,188
Priceline.com, Inc. (a)	5,300	6,375,900
Twitter, Inc. (a)	30,140	1,234,836
Yahoo!, Inc. (a)	188,240	6,612,871
Yelp, Inc. (a)	33,070	2,535,808

		49,249,184

Media — 6.1%
Discovery Communications, Inc. Series A (a)	40,140	2,981,599
Liberty Global PLC Series C (a)	133,830	5,662,347
The Walt Disney Co.	71,900	6,164,706

		14,808,652

		64,057,836

Consumer, Cyclical — 7.7%
Apparel — 2.2%
Ralph Lauren Corp.	33,040	5,309,197

Lodging — 2.6%
Las Vegas Sands Corp.	44,800	3,414,656
Wynn Resorts Ltd.	14,180	2,943,201

		6,357,857

Retail — 2.9%
Costco Wholesale Corp.	28,570	3,290,121
Kate Spade & Co. (a)	98,490	3,756,409

		7,046,530

		18,713,584

Consumer, Non-cyclical — 27.1%
Beverages — 1.5%
Monster Beverage Corp. (a)	50,410	3,580,622

Biotechnology — 5.4%
Biogen Idec, Inc. (a)	15,650	4,934,601
Celgene Corp. (a)	57,120	4,905,466
Regeneron Pharmaceuticals, Inc. (a)	11,580	3,271,003

		13,111,070

Commercial Services — 10.9%
FleetCor Technologies, Inc. (a)	24,570	3,238,326
MasterCard, Inc. Class A	77,540	5,696,864

	Number of Shares	Value
McKesson Corp.	22,290	$4,150,621
United Rentals, Inc. (a)	31,530	3,302,137
Verisk Analytics, Inc. Class A (a)	46,780	2,807,735
Visa, Inc. Class A	35,570	7,494,955

		26,690,638

Cosmetics & Personal Care — 1.8%
The Estee Lauder Cos., Inc. Class A	59,840	4,443,718

Health Care – Services — 1.1%
Catamaran Corp. (a)	59,130	2,611,181

Household Products — 1.1%
Jarden Corp. (a)	47,150	2,798,353

Pharmaceuticals — 5.3%
Allergan, Inc.	26,260	4,443,717
Gilead Sciences, Inc. (a)	65,630	5,441,383
Perrigo Co. PLC	21,200	3,090,112

		12,975,212

		66,210,794

Energy — 7.2%
Energy – Alternate Sources — 1.2%
Solarcity Corp. (a)	40,070	2,828,942

Oil & Gas — 3.2%
Anadarko Petroleum Corp.	26,800	2,933,796
EOG Resources, Inc.	41,850	4,890,591
Oil & Gas Services — 2.8%
FMC Technologies, Inc. (a)	45,330	2,768,303
Halliburton Co.	57,920	4,112,899

		6,881,202

		17,534,531

Financial — 8.7%
Diversified Financial — 8.7%
Affiliated Managers Group, Inc. (a)	20,320	4,173,728
Discover Financial Services	82,490	5,112,730
The Goldman Sachs Group, Inc.	17,240	2,886,666
IntercontinentalExchange, Inc.	21,430	4,048,127
Morgan Stanley	158,620	5,128,185

		21,349,436

Industrial — 10.4%
Aerospace & Defense — 1.2%
BE Aerospace, Inc. (a)	30,760	2,844,992

Building Materials — 1.3%
Fortune Brands Home & Security, Inc.	77,960	3,112,943

Engineering & Construction — 1.2%
Jacobs Engineering Group, Inc. (a)	53,360	2,843,021

Machinery – Diversified — 1.8%
Cummins, Inc.	28,450	4,389,550

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 2.0%
Eaton Corp. PLC	64,520	$4,979,654

Metal Fabricate & Hardware — 2.1%
Precision Castparts Corp.	20,380	5,143,912

Transportation — 0.8%
Kansas City Southern	19,060	2,049,141

		25,363,213

Technology — 9.7%
Computers — 5.5%
Apple, Inc.	144,080	13,389,354

Software — 4.2%
Salesforce.com, Inc. (a)	93,960	5,457,197
VMware, Inc. Class A (a)	48,700	4,714,647

		10,171,844

		23,561,198

TOTAL COMMON STOCK (Cost $197,329,699)		242,602,694

TOTAL EQUITIES (Cost $197,329,699)		242,602,694

TOTAL LONG-TERM INVESTMENTS (Cost $197,329,699)		242,602,694

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$4,030,328	4,030,328

TOTAL SHORT-TERM INVESTMENTS (Cost $4,030,328)		4,030,328

TOTAL INVESTMENTS — 101.2% (Cost $201,360,027) (c)		246,633,022

Other Assets/(Liabilities) — (1.2)%		(2,881,271)

NET ASSETS — 100.0%		$243,751,751

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,030,329. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 9/15/40 – 10/15/40, and an aggregate market value, including accrued interest, of $4,112,002.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.3%
Chemicals — 2.6%
Air Products & Chemicals, Inc. (a)	4,514	$580,591
Airgas, Inc. (a)	1,419	154,543
CF Industries Holdings, Inc. (a)	1,105	265,786
The Dow Chemical Co. (a)	25,582	1,316,450
E.I. du Pont de Nemours & Co. (a)	19,514	1,276,996
Eastman Chemical Co. (a)	3,188	278,472
Ecolab, Inc. (a)	5,744	639,537
FMC Corp. (a)	2,825	201,112
International Flavors & Fragrances, Inc. (a)	1,726	179,987
LyondellBasell Industries NV Class A (a)	8,853	864,495
Monsanto Co. (a)	11,132	1,388,606
The Mosaic Co. (a)	6,868	339,623
PPG Industries, Inc. (a)	2,935	616,790
Praxair, Inc. (a)	6,222	826,530
The Sherwin-Williams Co. (a)	1,800	372,438
Sigma-Aldrich Corp. (a)	2,529	256,643

		9,558,599

Forest Products & Paper — 0.2%
International Paper Co. (a)	9,206	464,627
MeadWestvaco Corp. (a)	3,566	157,831

		622,458

Iron & Steel — 0.1%
Allegheny Technologies, Inc. (a)	2,309	104,136
Nucor Corp. (a)	6,768	333,324
United States Steel Corp. (a)	3,071	79,969

		517,429

Mining — 0.4%
Alcoa, Inc. (a)	24,910	370,910
Freeport-McMoRan Copper & Gold, Inc. (a)	22,069	805,518
Newmont Mining Corp. (a)	10,589	269,384
Vulcan Materials Co. (a)	2,780	177,225

		1,623,037

		12,321,523

Communications — 12.6%
Advertising — 0.2%
The Interpublic Group of Companies, Inc. (a)	9,001	175,609
Omnicom Group, Inc. (a)	5,495	391,354

		566,963

Internet — 4.5%
Akamai Technologies, Inc. (a) (b)	3,781	230,868
Amazon.com, Inc. (a) (b)	7,918	2,571,608

	Number of Shares	Value
eBay, Inc. (a) (b)	24,238	$1,213,354
Expedia, Inc. (a)	2,180	171,697
F5 Networks, Inc. (a) (b)	1,613	179,753
Facebook, Inc. Class A (a) (b)	36,537	2,458,575
Google, Inc. Class A (a) (b)	6,014	3,516,205
Google, Inc. Class C (a) (b)	6,014	3,459,734
Netflix, Inc. (a) (b)	1,272	560,443
Priceline.com, Inc. (a) (b)	1,114	1,340,142
Symantec Corp. (a)	14,693	336,470
TripAdvisor, Inc. (a) (b)	2,368	257,307
VeriSign, Inc. (a) (b)	2,624	128,077
Yahoo!, Inc. (a) (b)	19,892	698,806

		17,123,039

Media — 3.6%
Cablevision Systems Corp. Class A (a)	4,602	81,225
CBS Corp. Class B (a)	11,234	698,081
Comcast Corp. Class A (a)	55,232	2,964,854
DIRECTV (a) (b)	9,953	846,105
Discovery Communications, Inc. Series A (a) (b)	4,631	343,991
Gannett Co., Inc. (a)	4,821	150,945
Graham Holdings Co. Class B (a)	90	64,630
The McGraw Hill Financial, Inc. (a)	5,779	479,830
News Corp. Class A (a) (b)	10,578	189,769
Nielsen NV (a)	6,436	311,567
Scripps Networks Interactive Class A (a)	2,281	185,080
Time Warner Cable, Inc. (a)	5,921	872,163
Time Warner, Inc. (a)	18,741	1,316,555
Twenty-First Century Fox Class A (a)	40,677	1,429,797
Viacom, Inc. Class B (a)	8,309	720,640
The Walt Disney Co. (a)	34,224	2,934,366

		13,589,598

Telecommunications — 4.3%
AT&T, Inc. (a)	110,272	3,899,218
CenturyLink, Inc. (a)	12,166	440,409
Cisco Systems, Inc. (a)	108,839	2,704,649
Corning, Inc. (a)	27,801	610,232
Crown Castle International Corp. (a)	7,096	526,949
Frontier Communications Corp. (a)	21,290	124,334
Harris Corp. (a)	2,264	171,498
Juniper Networks, Inc. (a) (b)	10,067	247,044
Motorola Solutions, Inc. (a)	4,804	319,802
QUALCOMM, Inc. (a)	35,859	2,840,033
Verizon Communications, Inc. (a)	87,988	4,305,253
Windstream Corp. (a)	12,804	127,528

		16,316,949

		47,596,549

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.1%
Airlines — 0.3%
Delta Air Lines, Inc. (a)	18,018	$697,657
Southwest Airlines Co. (a)	14,703	394,923

		1,092,580

Apparel — 0.6%
Nike, Inc. Class B (a)	15,674	1,215,519
Ralph Lauren Corp. (a)	1,247	200,380
Under Armour, Inc. Class A (a) (b)	3,440	204,646
VF Corp. (a)	7,314	460,782

		2,081,327

Auto Manufacturers — 0.8%
Ford Motor Co. (a)	84,014	1,448,401
General Motors Co. (a)	27,935	1,014,041
Paccar, Inc. (a)	7,540	473,738

		2,936,180

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	4,857	316,628
Delphi Automotive PLC (a)	5,875	403,848
The Goodyear Tire & Rubber Co. (a)	5,862	162,846
Johnson Controls, Inc. (a)	14,112	704,612

		1,587,934

Distribution & Wholesale — 0.3%
Fastenal Co. (a)	5,799	286,992
Fossil Group, Inc. (a) (b)	1,013	105,879
Genuine Parts Co. (a)	3,264	286,579
W.W. Grainger, Inc. (a)	1,296	329,534

		1,008,984

Home Builders — 0.1%
D.R. Horton, Inc. (a)	6,082	149,496
Lennar Corp. Class A (a)	3,738	156,921
PulteGroup, Inc. (a)	7,242	145,999

		452,416

Home Furnishing — 0.1%
Harman International Industries, Inc. (a)	1,445	155,236
Whirlpool Corp. (a)	1,655	230,409

		385,645

Housewares — 0.0%
Newell Rubbermaid, Inc. (a)	5,874	182,035

Leisure Time — 0.2%
Carnival Corp. (a)	9,319	350,861
Harley-Davidson, Inc. (a)	4,638	323,964

		674,825

Lodging — 0.3%
Marriott International, Inc. Class A (a)	4,667	299,155
Starwood Hotels & Resorts Worldwide, Inc. (a)	4,083	329,988
Wyndham Worldwide Corp. (a)	2,705	204,823

	Number of Shares	Value
Wynn Resorts Ltd. (a)	1,726	$358,248

		1,192,214

Retail — 5.8%
AutoNation, Inc. (a) (b)	1,344	80,210
AutoZone, Inc. (a) (b)	706	378,585
Bed Bath & Beyond, Inc. (a) (b)	4,331	248,513
Best Buy Co., Inc. (a)	5,854	181,533
CarMax, Inc. (a) (b)	4,679	243,355
Chipotle Mexican Grill, Inc. (a) (b)	664	393,427
Coach, Inc. (a)	5,821	199,020
Costco Wholesale Corp. (a)	9,314	1,072,600
CVS Caremark Corp. (a)	24,842	1,872,342
Darden Restaurants, Inc. (a)	2,808	129,926
Dollar General Corp. (a) (b)	6,445	369,685
Dollar Tree, Inc. (a) (b)	4,390	239,079
Family Dollar Stores, Inc. (a)	2,034	134,529
GameStop Corp. Class A (a)	2,431	98,383
The Gap, Inc. (a)	5,528	229,799
The Home Depot, Inc. (a)	29,068	2,353,345
Kohl’s Corp. (a)	4,137	217,937
L Brands, Inc. (a)	5,210	305,619
Lowe’s Cos., Inc. (a)	21,194	1,017,100
Macy’s, Inc. (a)	7,657	444,259
McDonald’s Corp. (a)	20,998	2,115,338
Michael Kors Holdings Ltd. (a) (b)	3,817	338,377
Nordstrom, Inc. (a)	2,990	203,111
O’Reilly Automotive, Inc. (a) (b)	2,250	338,850
PetSmart, Inc. (a)	2,111	126,238
PVH Corp. (a)	1,747	203,700
Ross Stores, Inc. (a)	4,518	298,775
Staples, Inc. (a)	13,736	148,898
Starbucks Corp. (a)	15,992	1,237,461
Target Corp. (a)	13,457	779,833
Tiffany & Co. (a)	2,358	236,389
The TJX Cos., Inc. (a)	14,881	790,925
Tractor Supply Co. (a)	2,942	177,697
Urban Outfitters, Inc. (a) (b)	2,164	73,273
Wal-Mart Stores, Inc. (a)	34,249	2,571,072
Walgreen Co. (a)	18,658	1,383,118
Yum! Brands, Inc. (a)	9,379	761,575

		21,993,876

Textiles — 0.1%
Cintas Corp. (a)	2,149	136,547
Mohawk Industries, Inc. (a) (b)	1,296	179,289

		315,836

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. (a)	2,452	130,078
Mattel, Inc. (a)	7,205	280,779

		410,857

		34,314,709

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.2%
Agriculture — 1.6%
Altria Group, Inc. (a)	42,203	$1,769,994
Archer-Daniels-Midland Co. (a)	13,902	613,217
Lorillard, Inc. (a)	7,705	469,774
Philip Morris International, Inc. (a)	33,414	2,817,134
Reynolds American, Inc. (a)	6,613	399,095

		6,069,214

Beverages — 2.2%
Brown-Forman Corp. Class B (a)	3,439	323,851
The Coca-Cola Co. (a)	80,304	3,401,678
Coca-Cola Enterprises, Inc. (a)	4,967	237,323
Constellation Brands, Inc. Class A (a) (b)	3,582	315,682
Dr. Pepper Snapple Group, Inc. (a)	4,168	244,161
Keurig Green Mountain, Inc. (a)	2,693	335,575
Molson Coors Brewing Co. Class B (a)	3,376	250,364
Monster Beverage Corp. (a) (b)	2,880	204,566
PepsiCo, Inc. (a)	32,215	2,878,088

		8,191,288

Biotechnology — 1.7%
Alexion Pharmaceuticals, Inc. (a) (b)	4,205	657,031
Amgen, Inc. (a)	16,079	1,903,271
Biogen Idec, Inc. (a) (b)	5,035	1,587,586
Celgene Corp. (a) (b)	17,008	1,460,647
Regeneron Pharmaceuticals, Inc. (a) (b)	1,696	479,069
Vertex Pharmaceuticals, Inc. (a) (b)	5,022	475,483

		6,563,087

Commercial Services — 2.1%
The ADT Corp. (a)	3,701	129,313
Alliance Data Systems Corp. (a) (b)	1,147	322,594
Automatic Data Processing, Inc. (a)	10,244	812,144
Equifax, Inc. (a)	2,597	188,387
H&R Block, Inc. (a)	5,823	195,187
Iron Mountain, Inc. (a)	3,631	128,719
MasterCard, Inc. Class A (a)	21,349	1,568,511
McKesson Corp. (a)	4,896	911,684
Moody’s Corp. (a)	3,993	350,027
Paychex, Inc. (a)	6,882	286,016
Quanta Services, Inc. (a) (b)	4,626	159,967
Robert Half International, Inc. (a)	2,918	139,305
Total System Services, Inc. (a)	3,527	110,783
Visa, Inc. Class A (a)	10,685	2,251,436
Western Union Co. (a)	11,454	198,612

		7,752,685

Cosmetics & Personal Care — 1.7%
Avon Products, Inc. (a)	9,231	134,865
Colgate-Palmolive Co. (a)	18,478	1,259,830
The Estee Lauder Cos., Inc. Class A (a)	5,367	398,554

	Number of Shares	Value
The Procter & Gamble Co. (a)	57,490	$4,518,139

		6,311,388

Foods — 1.6%
Campbell Soup Co. (a)	3,799	174,032
ConAgra Foods, Inc. (a)	8,948	265,577
General Mills, Inc. (a)	13,057	686,015
The Hershey Co. (a)	3,172	308,858
Hormel Foods Corp. (a)	2,864	141,338
The J.M. Smucker Co. (a)	2,200	234,454
Kellogg Co. (a)	5,412	355,568
Kraft Foods Group, Inc. (a)	12,651	758,427
The Kroger Co. (a)	10,828	535,228
McCormick & Co., Inc. (a)	2,769	198,233
Mondelez International, Inc. Class A (a)	35,940	1,351,703
Safeway, Inc. (a)	4,890	167,923
Sysco Corp. (a)	12,415	464,942
Tyson Foods, Inc. Class A (a)	5,800	217,732
Whole Foods Market, Inc. (a)	7,807	301,584

		6,161,614

Health Care – Products — 3.4%
Baxter International, Inc. (a)	11,533	833,836
Becton, Dickinson & Co. (a)	4,108	485,976
Boston Scientific Corp. (a) (b)	28,098	358,812
C.R. Bard, Inc. (a)	1,617	231,247
CareFusion Corp. (a) (b)	4,405	195,362
Covidien PLC (a)	9,580	863,924
Edwards Lifesciences Corp. (a) (b)	2,238	192,110
Intuitive Surgical, Inc. (a) (b)	811	333,970
Johnson & Johnson (a)	60,113	6,289,022
Medtronic, Inc. (a)	21,224	1,353,242
St. Jude Medical, Inc. (a)	6,037	418,062
Stryker Corp. (a)	6,283	529,783
Varian Medical Systems, Inc. (a) (b)	2,208	183,573
Zimmer Holdings, Inc. (a)	3,562	369,949

		12,638,868

Health Care – Services — 1.5%
Aetna, Inc. (a)	7,593	615,641
Cigna Corp. (a)	5,706	524,781
DaVita HealthCare Partners, Inc. (a) (b)	3,778	273,225
Humana, Inc. (a)	3,285	419,560
Laboratory Corporation of America Holdings (a) (b)	1,797	184,013
Quest Diagnostics, Inc. (a)	3,072	180,296
Tenet Healthcare Corp. (a) (b)	2,079	97,588
Thermo Fisher Scientific, Inc. (a)	8,457	997,926
UnitedHealth Group, Inc. (a)	20,819	1,701,953
WellPoint, Inc. (a)	5,946	639,849

		5,634,832

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.3%
Avery Dennison Corp. (a)	2,023	$103,679
The Clorox Co. (a)	2,737	250,162
Kimberly-Clark Corp. (a)	8,007	890,538

		1,244,379

Pharmaceuticals — 6.1%
Abbott Laboratories (a)	31,907	1,304,996
AbbVie, Inc. (a)	33,779	1,906,487
Actavis PLC (a) (b)	3,704	826,177
Allergan, Inc. (a)	6,320	1,069,470
AmerisourceBergen Corp. (a)	4,801	348,841
Bristol-Myers Squibb Co. (a)	35,212	1,708,134
Cardinal Health, Inc. (a)	7,227	495,483
DENTSPLY International, Inc. (a)	3,014	142,713
Eli Lilly & Co. (a)	20,929	1,301,156
Express Scripts Holding Co. (a) (b)	16,427	1,138,884
Forest Laboratories, Inc. (a) (b)	5,097	504,603
Gilead Sciences, Inc. (a) (b)	32,631	2,705,436
Hospira, Inc. (a) (b)	3,552	182,466
Mead Johnson Nutrition Co. (a)	4,296	400,258
Merck & Co., Inc. (a)	62,090	3,591,907
Mylan, Inc. (a) (b)	7,944	409,593
Patterson Cos., Inc. (a)	1,742	68,827
Perrigo Co. PLC (a)	2,842	414,250
Pfizer, Inc. (a)	135,527	4,022,441
Zoetis, Inc. (a)	10,648	343,611

		22,885,733

		83,453,088

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp. (a)	6,734	176,565

Energy — 10.7%
Coal — 0.1%
CONSOL Energy, Inc. (a)	4,886	225,098
Peabody Energy Corp. (a)	5,766	94,274

		319,372

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a) (b)	1,507	107,087

Oil & Gas — 8.1%
Anadarko Petroleum Corp. (a)	10,733	1,174,942
Apache Corp. (a)	8,198	824,883
Cabot Oil & Gas Corp. (a)	8,868	302,754
Chesapeake Energy Corp. (a)	10,753	334,203
Chevron Corp. (a)	40,450	5,280,747
Cimarex Energy Co. (a)	1,850	265,401
ConocoPhillips (a)	26,089	2,236,610
Denbury Resources, Inc. (a)	7,472	137,933
Devon Energy Corp. (a)	8,147	646,872
Diamond Offshore Drilling, Inc. (a)	1,452	72,063
Ensco PLC Class A (a)	4,969	276,127
EOG Resources, Inc. (a)	11,608	1,356,511

	Number of Shares	Value
EQT Corp. (a)	3,224	$344,646
Exxon Mobil Corp. (a)	91,243	9,186,345
Helmerich & Payne, Inc. (a)	2,297	266,705
Hess Corp. (a)	5,606	554,377
Marathon Oil Corp. (a)	14,361	573,291
Marathon Petroleum Corp. (a)	6,133	478,803
Murphy Oil Corp. (a)	3,587	238,464
Nabors Industries Ltd. (a)	5,558	163,238
Newfield Exploration Co. (a) (b)	2,894	127,915
Noble Corp. PLC (a)	5,401	181,258
Noble Energy, Inc. (a)	7,631	591,097
Occidental Petroleum Corp. (a)	16,690	1,712,895
Phillips 66 (a)	12,021	966,849
Pioneer Natural Resources Co. (a)	3,043	699,312
QEP Resources, Inc. (a)	3,825	131,962
Range Resources Corp. (a)	3,588	311,977
Rowan Cos. PLC Class A (a)	2,642	84,359
Southwestern Energy Co. (a) (b)	7,503	341,311
Tesoro Corp. (a)	2,749	161,284
Valero Energy Corp. (a)	11,340	568,134

		30,593,268

Oil & Gas Services — 1.9%
Baker Hughes, Inc. (a)	9,261	689,481
Cameron International Corp. (a) (b)	4,338	293,726
FMC Technologies, Inc. (a) (b)	5,000	305,350
Halliburton Co. (a)	17,938	1,273,777
National Oilwell Varco, Inc. (a)	9,113	750,456
Schlumberger Ltd. (a)	27,667	3,263,323
Transocean Ltd. (a)	7,232	325,657

		6,901,770

Pipelines — 0.6%
Kinder Morgan, Inc. (a)	14,192	514,602
ONEOK, Inc. (a)	4,415	300,573
Spectra Energy Corp. (a)	14,247	605,212
The Williams Cos., Inc. (a)	14,560	847,538

		2,267,925

		40,189,422

Financial — 15.4%
Banks — 4.5%
Bank of America Corp. (a)	223,417	3,433,919
Bank of New York Mellon Corp. (a)	24,231	908,178
BB&T Corp. (a)	15,265	601,899
Capital One Financial Corp. (a)	12,147	1,003,342
Comerica, Inc. (a)	3,855	193,367
Fifth Third Bancorp (a)	18,072	385,837
Huntington Bancshares, Inc. (a)	17,585	167,761
KeyCorp (a)	18,771	268,988
M&T Bank Corp. (a)	2,794	346,596
Northern Trust Corp. (a)	4,727	303,521
PNC Financial Services Group, Inc. (a)	11,348	1,010,539

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regions Financial Corp. (a)	29,297	$311,134
State Street Corp. (a)	9,153	615,631
SunTrust Banks, Inc. (a)	11,321	453,519
U.S. Bancorp (a)	38,564	1,670,593
Wells Fargo & Co. (a)	101,834	5,352,395
Zions Bancorp (a)	3,929	115,788

		17,143,007

Diversified Financial — 4.6%
American Express Co. (a)	19,338	1,834,596
Ameriprise Financial, Inc. (a)	4,034	484,080
BlackRock, Inc. (a)	2,660	850,136
The Charles Schwab Corp. (a)	24,882	670,072
Citigroup, Inc. (a)	64,541	3,039,881
CME Group, Inc. (a)	6,708	475,933
Discover Financial Services (a)	9,911	614,284
E*TRADE Financial Corp. (a) (b)	6,124	130,196
Franklin Resources, Inc. (a)	8,540	493,954
The Goldman Sachs Group, Inc. (a)	8,833	1,478,998
IntercontinentalExchange, Inc. (a)	2,446	462,049
Invesco Ltd. (a)	9,191	346,960
JP Morgan Chase & Co. (a)	80,407	4,633,051
Legg Mason, Inc. (a)	2,184	112,061
Morgan Stanley (a)	29,736	961,365
The NASDAQ OMX Group, Inc. (a)	2,504	96,705
Navient Corp. (a)	8,985	159,124
T. Rowe Price Group, Inc. (a)	5,583	471,261

		17,314,706

Insurance — 4.1%
ACE Ltd. (a)	7,178	744,359
Aflac, Inc. (a)	9,644	600,339
The Allstate Corp. (a)	9,220	541,398
American International Group, Inc. (a)	30,736	1,677,571
Aon PLC (a)	6,303	567,837
Assurant, Inc. (a)	1,526	100,029
Berkshire Hathaway, Inc. Class B (a) (b)	38,254	4,841,426
The Chubb Corp. (a)	5,198	479,100
Cincinnati Financial Corp. (a)	3,129	150,317
Genworth Financial, Inc. Class A (a) (b)	10,540	183,396
The Hartford Financial Services Group, Inc. (a)	9,553	342,093
Lincoln National Corp. (a)	5,603	288,218
Loews Corp. (a)	6,489	285,581
Marsh & McLennan Cos., Inc. (a)	11,676	605,050
MetLife, Inc. (a)	23,914	1,328,662
Principal Financial Group, Inc. (a)	5,810	293,289
The Progressive Corp. (a)	11,570	293,415
Prudential Financial, Inc. (a)	9,811	870,923
Torchmark Corp. (a)	1,868	153,027
The Travelers Cos., Inc. (a)	7,386	694,801

	Number of Shares	Value
Unum Group (a)	5,467	$190,033
XL Group PLC (a)	5,773	188,950

		15,419,814

Real Estate — 0.1%
CBRE Group, Inc. (a) (b)	5,923	189,773

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp. (a)	8,405	756,282
Apartment Investment & Management Co. Class A (a)	3,109	100,327
AvalonBay Communities, Inc. (a)	2,586	367,703
Boston Properties, Inc. (a)	3,254	384,558
Equity Residential (a)	7,131	449,253
Essex Property Trust, Inc. (a)	1,330	245,930
General Growth Properties, Inc. (a)	11,073	260,880
HCP, Inc. (a)	9,739	403,000
Health Care REIT, Inc. (a)	6,494	406,979
Host Hotels & Resorts, Inc. (a)	16,078	353,877
Kimco Realty Corp. (a)	8,721	200,409
The Macerich Co. (a)	2,985	199,249
Plum Creek Timber Co., Inc. (a)	3,763	169,711
Prologis, Inc. (a)	10,621	436,417
Public Storage (a)	3,080	527,758
Simon Property Group, Inc. (a)	6,600	1,097,448
Ventas, Inc. (a)	6,258	401,138
Vornado Realty Trust (a)	3,703	395,221
Weyerhaeuser Co. (a)	12,432	411,375

		7,567,515

Savings & Loans — 0.1%
Hudson City Bancorp, Inc. (a)	10,114	99,420
People’s United Financial, Inc. (a)	6,593	100,016

		199,436

		57,834,251

Industrial — 10.0%
Aerospace & Defense — 1.9%
The Boeing Co. (a)	14,249	1,812,900
General Dynamics Corp. (a)	6,923	806,876
L-3 Communications Holdings, Inc. (a)	1,834	221,456
Lockheed Martin Corp. (a)	5,665	910,535
Northrop Grumman Corp. (a)	4,550	544,317
Raytheon Co. (a)	6,646	613,093
Rockwell Collins, Inc. (a)	2,881	225,121
United Technologies Corp. (a)	17,922	2,069,095

		7,203,393

Building Materials — 0.1%
Masco Corp. (a)	7,579	168,254

Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	5,212	272,484
Emerson Electric Co. (a)	14,912	989,560

		1,262,044

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc. (a)	7,081	$406,733
Allegion PLC (a)	1,903	107,862
Amphenol Corp. Class A (a)	3,338	321,583
FLIR Systems, Inc. (a)	3,010	104,537
Garmin Ltd. (a)	2,605	158,644
Jabil Circuit, Inc. (a)	3,932	82,179
PerkinElmer, Inc. (a)	2,409	112,837
TE Connectivity Ltd. (a)	8,681	536,833
Waters Corp. (a) (b)	1,806	188,619

		2,019,827

Engineering & Construction — 0.1%
Fluor Corp. (a)	3,377	259,691
Jacobs Engineering Group, Inc. (a) (b)	2,814	149,930

		409,621

Environmental Controls — 0.2%
Republic Services, Inc. (a)	5,679	215,631
Stericycle, Inc. (a) (b)	1,804	213,630
Waste Management, Inc. (a)	9,196	411,337

		840,598

Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	1,236	146,491
Stanley Black & Decker, Inc. (a)	3,316	291,211

		437,702

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc. (a)	13,266	1,441,616
Ingersoll-Rand PLC (a)	5,330	333,179
Joy Global, Inc. (a)	2,126	130,919

		1,905,714

Machinery – Diversified — 0.6%
Cummins, Inc. (a)	3,637	561,153
Deere & Co. (a)	7,734	700,314
Flowserve Corp. (a)	2,920	217,102
Rockwell Automation, Inc. (a)	2,939	367,845
Roper Industries, Inc. (a)	2,120	309,541
Xylem, Inc. (a)	3,907	152,685

		2,308,640

Manufacturing — 3.6%
3M Co. (a)	13,210	1,892,201
Danaher Corp. (a)	12,782	1,006,327
Dover Corp. (a)	3,533	321,326
Eaton Corp. PLC (a)	10,129	781,756
General Electric Co. (a)	213,051	5,598,980
Honeywell International, Inc. (a)	16,637	1,546,409
Illinois Tool Works, Inc. (a)	8,063	705,996
Leggett & Platt, Inc. (a)	2,944	100,920
Pall Corp. (a)	2,327	198,703
Parker Hannifin Corp. (a)	3,164	397,810
Pentair PLC (a)	4,140	298,577
Textron, Inc. (a)	5,931	227,098

	Number of Shares	Value
Tyco International Ltd. (a)	9,803	$447,017

		13,523,120

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp. (a)	3,079	777,140

Packaging & Containers — 0.2%
Ball Corp. (a)	2,961	185,596
Bemis Co., Inc. (a)	2,140	87,012
Owens-Illinois, Inc. (a) (b)	3,510	121,586
Sealed Air Corp. (a)	4,127	141,020

		535,214

Transportation — 1.7%
C.H. Robinson Worldwide, Inc. (a)	3,157	201,385
CSX Corp. (a)	21,344	657,609
Expeditors International of Washington, Inc. (a)	4,196	185,295
FedEx Corp. (a)	5,897	892,688
Kansas City Southern (a)	2,349	252,541
Norfolk Southern Corp. (a)	6,581	678,040
Ryder System, Inc. (a)	1,130	99,542
Union Pacific Corp. (a)	19,246	1,919,788
United Parcel Service, Inc. Class B (a)	14,971	1,536,923

		6,423,811

		37,815,078

Technology — 11.8%
Computers — 5.8%
Accenture PLC Class A (a)	13,447	1,087,055
Apple, Inc. (a)	128,108	11,905,076
Cognizant Technology Solutions Corp. Class A (a) (b)	12,926	632,211
Computer Sciences Corp. (a)	3,076	194,403
EMC Corp. (a)	43,495	1,145,658
Hewlett-Packard Co. (a)	39,762	1,339,184
International Business Machines Corp. (a)	20,210	3,663,467
NetApp, Inc. (a)	7,038	257,028
SanDisk Corp. (a)	4,804	501,682
Seagate Technology PLC (a)	6,937	394,160
Teradata Corp. (a) (b)	3,348	134,590
Western Digital Corp. (a)	4,443	410,089

		21,664,603

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. (a)	4,307	118,959
Xerox Corp. (a)	23,210	288,733

		407,692

Semiconductors — 2.3%
Altera Corp. (a)	6,658	231,432
Analog Devices, Inc. (a)	6,670	360,647
Applied Materials, Inc. (a)	25,863	583,211
Avago Technologies Ltd. (a)	5,350	385,574

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Broadcom Corp. Class A (a)	11,811	$438,424
Intel Corp. (a)	105,764	3,268,108
KLA-Tencor Corp. (a)	3,522	255,838
Lam Research Corp. (a)	3,444	232,746
Linear Technology Corp. (a)	5,027	236,621
Microchip Technology, Inc. (a)	4,257	207,784
Micron Technology, Inc. (a) (b)	22,737	749,184
NVIDIA Corp. (a)	11,855	219,792
Texas Instruments, Inc. (a)	22,931	1,095,872
Xilinx, Inc. (a)	5,715	270,377

		8,535,610

Software — 3.6%
Adobe Systems, Inc. (a) (b)	9,837	711,805
Autodesk, Inc. (a) (b)	4,840	272,879
CA, Inc. (a)	6,780	194,857
Cerner Corp. (a) (b)	6,273	323,561
Citrix Systems, Inc. (a) (b)	3,483	217,862
The Dun & Bradstreet Corp. (a)	783	86,287
Electronic Arts, Inc. (a) (b)	6,684	239,755
Fidelity National Information Services, Inc. (a)	6,117	334,845
Fiserv, Inc. (a) (b)	5,293	319,274
Intuit, Inc. (a)	6,031	485,676
Microsoft Corp. (a)	159,706	6,659,740
Oracle Corp. (a)	72,944	2,956,420
Red Hat, Inc. (a) (b)	4,025	222,462
Salesforce.com, Inc. (a) (b)	11,998	696,844

		13,722,267

		44,330,172

Utilities — 3.1%
Electric — 2.9%
The AES Corp. (a)	14,024	218,073
Ameren Corp. (a)	5,153	210,655
American Electric Power Co., Inc. (a)	10,374	578,558
CenterPoint Energy, Inc. (a)	9,131	233,206
CMS Energy Corp. (a)	5,723	178,271
Consolidated Edison, Inc. (a)	6,221	359,201
Dominion Resources, Inc. (a)	12,360	883,987
DTE Energy Co. (a)	3,761	292,869
Duke Energy Corp. (a)	15,030	1,115,076
Edison International (a)	6,922	402,237
Entergy Corp. (a)	3,812	312,927
Exelon Corp. (a)	18,246	665,614
FirstEnergy Corp. (a)	8,918	309,633
Integrys Energy Group, Inc. (a)	1,703	121,134
NextEra Energy, Inc. (a)	9,269	949,887
Northeast Utilities (a)	6,716	317,465
NRG Energy, Inc. (a)	7,170	266,724
Pepco Holdings, Inc. (a)	5,331	146,496
PG&E Corp. (a)	9,874	474,150
Pinnacle West Capital Corp. (a)	2,347	135,750

	Number of Shares	Value
PPL Corp. (a)	13,422	$476,884
Public Service Enterprise Group, Inc. (a)	10,748	438,411
SCANA Corp. (a)	3,005	161,699
The Southern Co. (a)	18,927	858,907
TECO Energy, Inc. (a)	4,348	80,351
Wisconsin Energy Corp. (a)	4,792	224,841
Xcel Energy, Inc. (a)	10,666	343,765

		10,756,771

Gas — 0.2%
AGL Resources, Inc. (a)	2,537	139,611
NiSource, Inc. (a)	6,691	263,224
Sempra Energy (a)	4,843	507,111

		909,946

		11,666,717

TOTAL COMMON STOCK (Cost $313,444,585)		369,698,074

TOTAL EQUITIES (Cost $313,444,585)		369,698,074

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (c) 5.000% 8/01/49	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial — 0.2%
S&P 500 Index, Put, Expires 7/19/14, Strike 1,725.00	298	19,370
S&P 500 Index, Put, Expires 8/16/14, Strike 1,725.00	260	55,640
S&P 500 Index, Put, Expires 8/16/14, Strike 1,750.00	362	93,758
S&P 500 Index, Put, Expires 8/16/14, Strike 1,775.00	331	106,913
S&P 500 Index, Put, Expires 9/20/14, Strike 1,750.00	367	231,210

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Put, Expires 9/20/14, Strike 1,775.00	262	$209,600

		716,491

TOTAL PURCHASED OPTIONS (Cost $1,673,881)		716,491

TOTAL LONG-TERM INVESTMENTS (Cost $315,118,466)		370,414,565

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$12,003,952	12,003,952

TOTAL SHORT-TERM INVESTMENTS (Cost $12,003,952)		12,003,952

TOTAL INVESTMENTS — 101.6% (Cost $327,122,418) (e)		382,418,517

Other Assets/(Liabilities) — (1.6)%		(5,924,362)

NET ASSETS — 100.0%		$376,494,155

Notes to Portfolio of Investments

(a)	These securities are held as collateral for written options. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Maturity value of $12,003,956. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 8/15/39, and an aggregate market value, including accrued interest, of $12,245,236.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.6%
Basic Materials — 3.0%
Chemicals — 1.7%
Celanese Corp. Series A	52,000	$3,342,560
Rockwood Holdings, Inc.	52,000	3,951,480

		7,294,040

Mining — 1.3%
Agnico-Eagle Mines Ltd.	53,000	2,029,900
Franco-Nevada Corp.	56,000	3,214,470

		5,244,370

		12,538,410

Communications — 8.1%
Advertising — 0.2%
Aimia, Inc.	49,000	857,804

Internet — 2.9%
Akamai Technologies, Inc. (a)	39,000	2,381,340
Coupons.com, Inc. (a) (b)	5,000	131,550
Coupons.com, Inc.,Series B (a) (c)	53,973	1,349,028
Dropbox, Inc. (a) (c)	9,011	131,767
LinkedIn Corp. Class A (a)	5,000	857,350
Netflix, Inc. (a)	3,000	1,321,800
Rackspace Hosting, Inc. (a)	35,000	1,178,100
TripAdvisor, Inc. (a)	9,000	977,940
VeriSign, Inc. (a)	86,000	4,197,660

		12,526,535

Media — 2.3%
Charter Communications, Inc. Class A (a)	30,000	4,751,400
FactSet Research Systems, Inc. (b)	35,000	4,209,800
Markit, Ltd. (a) (b)	26,000	701,480

		9,662,680

Telecommunications — 2.7%
DigitalGlobe, Inc. (a)	99,000	2,752,200
JDS Uniphase Corp. (a)	250,000	3,117,500
Motorola Solutions, Inc.	83,000	5,525,310

		11,395,010

		34,442,029

Consumer, Cyclical — 14.6%
Apparel — 0.3%
Wolverine World Wide, Inc. (b)	52,000	1,355,120

Auto Manufacturers — 0.3%
Tesla Motors, Inc. (a) (b)	6,000	1,440,360

Automotive & Parts — 0.6%
WABCO Holdings, Inc. (a)	22,000	2,350,040

Distribution & Wholesale — 1.1%
Fastenal Co. (b)	90,000	4,454,100

	Number of Shares	Value
Home Furnishing — 0.4%
Harman International Industries, Inc.	17,000	$1,826,310

Leisure Time — 1.7%
Harley-Davidson, Inc.	43,000	3,003,550
Norwegian Cruise Line Holdings Ltd. (a)	133,000	4,216,100

		7,219,650

Lodging — 1.6%
Choice Hotels International, Inc.	51,000	2,402,610
Marriott International, Inc. Class A	70,000	4,487,000

		6,889,610

Retail — 8.6%
AutoZone, Inc. (a)	9,000	4,826,160
CarMax, Inc. (a)	132,000	6,865,320
Chipotle Mexican Grill, Inc. (a)	4,000	2,370,040
Coach, Inc.	35,000	1,196,650
Dollar General Corp. (a)	39,000	2,237,040
Dollar Tree, Inc. (a)	56,000	3,049,760
DSW, Inc. Class A	10,000	279,400
Five Below, Inc. (a) (b)	100	3,991
Hanesbrands, Inc.	26,000	2,559,440
L Brands, Inc.	40,000	2,346,400
The Michaels Cos., Inc. (a)	44,300	755,315
O’Reilly Automotive, Inc. (a)	30,000	4,518,000
Rite Aid Corp. (a)	432,000	3,097,440
Tim Hortons, Inc.	39,000	2,134,470

		36,239,426

		61,774,616

Consumer, Non-cyclical — 25.4%
Beverages — 0.2%
Keurig Green Mountain, Inc.	7,000	872,270

Biotechnology — 2.7%
Alkermes PLC (a)	90,000	4,529,700
Illumina, Inc. (a)	12,000	2,142,480
Incyte Corp. (a)	33,000	1,862,520
Puma Biotechnology, Inc. (a)	8,000	528,000
Seattle Genetics, Inc. (a) (b)	10,000	382,500
Vertex Pharmaceuticals, Inc. (a)	22,000	2,082,960

		11,528,160

Commercial Services — 7.4%
Aramark	31,000	802,280
CoreLogic, Inc. (a)	98,000	2,975,280
Equifax, Inc.	52,000	3,772,080
Gartner, Inc. (a)	66,000	4,654,320
Global Payments, Inc.	43,000	3,132,550
Hertz Global Holdings, Inc. (a)	104,000	2,915,120
Manpower, Inc.	43,000	3,648,550
Quanta Services, Inc. (a)	52,000	1,798,160
Towers Watson & Co. Class A	10,000	1,042,300

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vantiv, Inc. Class A (a)	104,000	$3,496,480
Verisk Analytics, Inc. Class A (a)	53,000	3,181,060

		31,418,180

Foods — 2.5%
Sprouts Farmers Market, Inc. (a) (b)	55,000	1,799,600
TreeHouse Foods, Inc. (a)	35,000	2,802,450
WhiteWave Foods Co. Class A (a)	135,000	4,369,950
Whole Foods Market, Inc.	42,000	1,622,460

		10,594,460

Health Care – Products — 6.4%
Bruker Corp. (a)	138,000	3,349,260
CareFusion Corp. (a)	112,000	4,967,200
The Cooper Cos., Inc.	34,000	4,608,020
Henry Schein, Inc. (a)	35,000	4,153,450
IDEXX Laboratories, Inc. (a)	37,000	4,942,090
Intuitive Surgical, Inc. (a)	12,000	4,941,600

		26,961,620

Health Care – Services — 2.7%
Covance, Inc. (a)	43,000	3,679,940
Envision Healthcare Holdings, Inc. (a)	56,000	2,010,960
MEDNAX, Inc. (a)	44,000	2,558,600
Universal Health Services, Inc. Class B	35,000	3,351,600

		11,601,100

Pharmaceuticals — 3.5%
Align Technology, Inc. (a)	7,900	442,716
Alnylam Pharmaceuticals, Inc. (a)	18,000	1,137,060
Cubist Pharmaceuticals, Inc. (a)	12,000	837,840
DENTSPLY International, Inc.	122,000	5,776,700
Hospira, Inc. (a)	82,000	4,212,340
Pharmacyclics, Inc. (a)	7,000	627,970
Sirona Dental Systems, Inc. (a)	20,000	1,649,200

		14,683,826

		107,659,616

Energy — 6.3%
Coal — 0.7%
CONSOL Energy, Inc.	65,000	2,994,550

Oil & Gas — 5.6%
Athlon Energy, Inc. (a)	26,000	1,240,200
Concho Resources, Inc. (a)	26,000	3,757,000
EQT Corp.	61,000	6,520,900
Laredo Petroleum, Inc. (a)	18,000	557,640
Pioneer Natural Resources Co.	14,000	3,217,340
Range Resources Corp.	61,000	5,303,950
SM Energy Co.	35,000	2,943,500

		26,535,080

	Number of Shares	Value
Financial — 7.7%
Diversified Financial — 3.5%
CBOE Holdings, Inc.	69,000	$3,395,490
IntercontinentalExchange, Inc.	19,000	3,589,100
LPL Financial Holdings, Inc.	52,000	2,586,480
Santander Consumer USA Holdings, Inc.	78,000	1,516,320
TD Ameritrade Holding Corp.	120,000	3,762,000

		14,849,390

Insurance — 3.3%
Fidelity National Financial, Inc. Class A	167,000	5,470,920
HCC Insurance Holdings, Inc.	70,000	3,425,800
The Progressive Corp.	130,000	3,296,800
Willis Group Holdings PLC	46,000	1,991,800

		14,185,320

Real Estate — 0.9%
Jones Lang LaSalle, Inc.	30,000	3,791,700

		32,826,410

Industrial — 18.0%
Building Materials — 0.7%
Martin Marietta Materials, Inc. (b)	23,000	3,037,150

Electrical Components & Equipment — 2.2%
AMETEK, Inc.	86,000	4,496,080
The Babcock & Wilcox Co.	154,000	4,998,840

		9,494,920

Electronics — 3.7%
Agilent Technologies, Inc.	95,000	5,456,800
FEI Co.	26,000	2,358,980
Mettler-Toledo International, Inc. (a)	4,000	1,012,720
Sensata Technologies Holding NV (a)	96,000	4,490,880
Trimble Navigation Ltd. (a)	60,000	2,217,000

		15,536,380

Machinery – Diversified — 3.5%
Cognex Corp. (a)	9,000	345,600
IDEX Corp.	78,000	6,297,720
Nordson Corp.	17,000	1,363,230
Roper Industries, Inc.	35,000	5,110,350
Xylem, Inc.	43,000	1,680,440

		14,797,340

Manufacturing — 5.3%
Acuity Brands, Inc.	24,000	3,318,000
Colfax Corp. (a)	46,000	3,428,840
Pall Corp.	67,000	5,721,130
Teleflex, Inc.	33,000	3,484,800
Textron, Inc.	173,000	6,624,170

		22,576,940

Metal Fabricate & Hardware — 0.6%
Rexnord Corp. (a)	91,000	2,561,650

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Packaging & Containers — 0.7%
Ball Corp.	44,000	$2,757,920

Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	35,000	2,582,300
Kansas City Southern	27,000	2,902,770

		5,485,070

		76,247,370

Technology — 10.8%
Computers — 1.9%
IHS, Inc. Class A (a)	57,000	7,733,190
Stratasys Ltd. (a) (b)	4,000	454,520

		8,187,710

Semiconductors — 3.4%
Altera Corp.	174,000	6,048,240
Atmel Corp. (a)	275,000	2,576,750
Cree, Inc. (a)	13,000	649,350
IPG Photonics Corp. (a) (b)	13,000	894,400
Microchip Technology, Inc. (b)	34,000	1,659,540
Xilinx, Inc.	52,000	2,460,120

		14,288,400

Software — 5.5%
Atlassian Corp. Depository Receipt (c)	15,775	252,400
Atlassian Corp. PLC A Depository Receipt (c)	5,668	90,688
Atlassian Corp. PLC Series 1 Depository Receipt (c)	12,075	193,200
Atlassian Series 1 Restricted Depository Receipt (c)	5,892	94,272
Atlassian Series A Preference Depository Receipt (c)	11,666	186,656
Concur Technologies, Inc. (a) (b)	26,000	2,426,840
Fidelity National Information Services, Inc.	34,000	1,861,160
Fiserv, Inc. (a)	121,000	7,298,720
Guidewire Software, Inc. (a)	4,000	162,640
IMS Health Holdings, Inc. (a) (b)	25,000	642,000
MSCI, Inc. (a)	60,000	2,751,000
Red Hat, Inc. (a)	92,000	5,084,840
Servicenow, Inc. (a)	18,000	1,115,280
Veeva Systems, Inc. Class A (a) (b)	18,000	458,100
Workday, Inc. Class A (a)	9,000	808,740

		23,426,536

		45,902,646

Utilities — 0.7%
Electric — 0.7%
Calpine Corp. (a)	120,000	2,857,200

TOTAL COMMON STOCK (Cost $257,477,029)		400,783,377

	Number of Shares	Value
PREFERRED STOCK — 0.2%
Communications — 0.2%
Internet — 0.2%
Dropbox, Inc. Series A (a) (c)	11,190	$163,630
Dropbox, Inc. Series A 1 (a) (c)	54,965	803,748
Living Social (a) (c)	158,890	69,912

		1,037,290

TOTAL PREFERRED STOCK (Cost $1,496,531)		1,037,290

TOTAL EQUITIES (Cost $258,973,560)		401,820,667

MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
State Street Navigator Securities Lending Prime Portfolio (d)	20,249,328	20,249,328
T. Rowe Price Government Reserve Investment Fund	5,797,974	5,797,974

		26,047,302

TOTAL MUTUAL FUNDS (Cost $26,047,302)		26,047,302

TOTAL LONG-TERM INVESTMENTS (Cost $285,020,862)		427,867,969

	Principal Amount
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (e)	$16,828,367	16,828,367

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	434	434

TOTAL SHORT-TERM INVESTMENTS (Cost $16,828,801)		16,828,801

TOTAL INVESTMENTS — 105.0% (Cost $301,849,663) (f)		444,696,770

Other Assets/(Liabilities) — (5.0)%		(21,162,368)

NET ASSETS — 100.0%		$423,534,402

Notes to Portfolio of Investments

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $19,818,755 or 4.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $3,335,301 or 0.79% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $16,828,372. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $17,165,417.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 96.0%
Basic Materials — 2.0%
Iron & Steel — 0.9%
Nucor Corp.	92,048	$4,533,363

Mining — 1.1%
Constellium NV (a)	103,863	3,329,848
Newmont Mining Corp.	82,681	2,103,404

		5,433,252

		9,966,615

Communications — 1.7%
Media — 0.1%
Markit, Ltd. (a)	20,288	547,370

Telecommunications — 1.6%
CenturyLink, Inc.	89,254	3,230,995
Harris Corp.	18,491	1,400,693
Rogers Communications, Inc. Class B	86,794	3,492,746

		8,124,434

		8,671,804

Consumer, Cyclical — 6.1%
Airlines — 0.4%
Southwest Airlines Co.	82,662	2,220,301

Automotive & Parts — 0.3%
Autoliv, Inc.	12,204	1,300,702

Entertainment — 0.6%
International Game Technology	185,844	2,956,778

Leisure Time — 0.8%
Carnival Corp.	104,532	3,935,630

Retail — 4.0%
Bed Bath & Beyond, Inc. (a)	24,980	1,433,353
Coach, Inc.	28,581	977,184
CST Brands, Inc.	78,155	2,696,348
Family Dollar Stores, Inc.	28,809	1,905,427
Lowe’s Cos., Inc.	171,989	8,253,752
Target Corp.	87,157	5,050,748

		20,316,812

		30,730,223

Consumer, Non-cyclical — 20.2%
Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	21,068	1,234,163

Biotechnology — 0.5%
Bio-Rad Laboratories, Inc. Class A (a)	21,024	2,516,783

Commercial Services — 3.1%
The ADT Corp.	293,485	10,254,366
Corrections Corporation of America	157,206	5,164,217

		15,418,583

	Number of Shares	Value
Foods — 6.4%
Campbell Soup Co.	48,520	$2,222,701
ConAgra Foods, Inc.	149,083	4,424,784
Danone SA	33,703	2,501,358
General Mills, Inc.	57,410	3,016,321
Hillshire Brands Co.	18,741	1,167,564
The J.M. Smucker Co.	27,564	2,937,496
Kellogg Co.	38,913	2,556,584
Kraft Foods Group, Inc.	42,544	2,550,513
Mondelez International, Inc. Class A	70,878	2,665,722
Sysco Corp.	217,183	8,133,503

		32,176,546

Health Care – Products — 4.8%
Becton, Dickinson & Co.	11,909	1,408,835
Boston Scientific Corp. (a)	230,462	2,943,000
CareFusion Corp. (a)	155,823	6,910,750
Medtronic, Inc.	79,637	5,077,655
Steris Corp.	23,869	1,276,514
Stryker Corp.	44,356	3,740,098
Zimmer Holdings, Inc.	27,491	2,855,215

		24,212,067

Health Care – Services — 2.8%
Cigna Corp.	23,398	2,151,914
LifePoint Hospitals, Inc. (a)	85,987	5,339,793
Quest Diagnostics, Inc.	113,196	6,643,473

		14,135,180

Pharmaceuticals — 2.4%
Cardinal Health, Inc.	55,698	3,818,655
Hospira, Inc. (a)	99,036	5,087,479
Patterson Cos., Inc.	86,001	3,397,900

		12,304,034

		101,997,356

Energy — 7.3%
Oil & Gas — 6.3%
Apache Corp.	75,407	7,587,452
Devon Energy Corp.	50,237	3,988,818
Imperial Oil Ltd.	253,565	13,362,035
Murphy Oil Corp.	36,639	2,435,761
Southwestern Energy Co. (a)	95,138	4,327,828

		31,701,894

Oil & Gas Services — 0.5%
Cameron International Corp. (a)	37,448	2,535,604

Pipelines — 0.5%
Williams Partners LP	48,978	2,659,016

		36,896,514

Financial — 24.2%
Banks — 11.3%
Bank of Hawaii Corp.	18,342	1,076,492
BOK Financial Corp.	38,926	2,592,472

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc.	56,859	$2,852,048
Commerce Bancshares, Inc.	148,580	6,908,970
Cullen/Frost Bankers, Inc.	52,427	4,163,753
KeyCorp	103,952	1,489,632
M&T Bank Corp.	55,526	6,888,000
Northern Trust Corp.	221,887	14,247,364
PNC Financial Services Group, Inc.	64,925	5,781,571
State Street Corp.	49,809	3,350,153
SunTrust Banks, Inc.	93,786	3,757,067
Westamerica Bancorp.	75,970	3,971,712

		57,079,234

Diversified Financial — 1.2%
Franklin Resources, Inc.	53,950	3,120,468
LPL Financial Holdings, Inc.	55,747	2,772,856

		5,893,324

Insurance — 7.7%
ACE Ltd.	50,041	5,189,252
Aflac, Inc.	38,161	2,375,522
The Allstate Corp.	51,350	3,015,272
Arthur J. Gallagher & Co.	59,000	2,749,400
Brown & Brown, Inc.	81,848	2,513,552
The Chubb Corp.	45,580	4,201,109
HCC Insurance Holdings, Inc.	104,680	5,123,039
MetLife, Inc.	41,883	2,327,020
Reinsurance Group of America, Inc. Class A	69,040	5,447,256
The Travelers Cos., Inc.	33,333	3,135,635
Unum Group	86,865	3,019,427

		39,096,484

Real Estate Investment Trusts (REITS) — 2.8%
Annaly Capital Management, Inc.	372,983	4,263,196
Capstead Mortgage Corp.	97,085	1,276,668
Empire State Realty Trust, Inc. Class A	161,575	2,665,987
Piedmont Office Realty Trust, Inc. Class A	310,615	5,883,048

		14,088,899

Savings & Loans — 1.2%
Capitol Federal Financial, Inc.	96,803	1,177,124
People’s United Financial, Inc.	333,481	5,058,907

		6,236,031

		122,393,972

Industrial — 13.8%
Aerospace & Defense — 2.8%
BAE Systems PLC	569,740	4,221,362
Exelis, Inc.	203,488	3,475,575
General Dynamics Corp.	24,694	2,878,086
Northrop Grumman Corp.	10,912	1,305,402
Rockwell Collins, Inc.	28,786	2,249,338

		14,129,763

	Number of Shares	Value
Electronics — 3.1%
Agilent Technologies, Inc.	52,621	$3,022,550
Koninklijke Philips Electronics NV	207,166	6,567,259
TE Connectivity Ltd.	55,595	3,437,995
Waters Corp. (a)	24,145	2,521,704

		15,549,508

Environmental Controls — 3.6%
Republic Services, Inc.	422,800	16,053,716
Waste Management, Inc.	51,818	2,317,819

		18,371,535

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	23,166	1,819,921
Stanley Black & Decker, Inc.	37,239	3,270,329

		5,090,250

Manufacturing — 1.5%
Textron, Inc.	74,570	2,855,285
Tyco International Ltd.	103,103	4,701,497

		7,556,782

Packaging & Containers — 1.2%
Bemis Co., Inc.	89,233	3,628,214
Sonoco Products Co.	59,751	2,624,861

		6,253,075

Transportation — 0.6%
Werner Enterprises, Inc.	106,599	2,825,940

		69,776,853

Technology — 7.3%
Computers — 2.1%
SanDisk Corp.	31,567	3,296,542
Western Digital Corp.	81,623	7,533,803

		10,830,345

Semiconductors — 5.2%
Applied Materials, Inc.	432,182	9,745,704
KLA-Tencor Corp.	64,629	4,694,650
Maxim Integrated Products, Inc.	50,130	1,694,895
Microchip Technology, Inc.	38,212	1,865,128
Micron Technology, Inc. (a)	45,005	1,482,915
MKS Instruments, Inc.	23,501	734,171
Teradyne, Inc.	305,953	5,996,679

		26,214,142

		37,044,487

Utilities — 13.4%
Electric — 10.5%
Ameren Corp.	79,152	3,235,734
Consolidated Edison, Inc.	105,423	6,087,124
Edison International	76,019	4,417,464
Great Plains Energy, Inc.	261,250	7,019,788
Northeast Utilities	55,375	2,617,576
NorthWestern Corp.	51,650	2,695,614

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PG&E Corp.	117,716	$5,652,722
Portland General Electric Co.	50,363	1,746,085
The Southern Co.	98,777	4,482,500
Westar Energy, Inc.	229,933	8,781,141
Xcel Energy, Inc.	193,484	6,235,990

		52,971,738

Gas — 2.9%
Atmos Energy Corp.	70,732	3,777,089
The Laclede Group, Inc.	162,254	7,877,431
WGL Holdings, Inc.	65,567	2,825,938

		14,480,458

		67,452,196

TOTAL COMMON STOCK (Cost $410,684,591)		484,930,020

TOTAL EQUITIES (Cost $410,684,591)		484,930,020

MUTUAL FUNDS — 2.5%
Diversified Financial — 2.5%
iShares Russell Midcap Value Index Fund	176,552	12,819,442

TOTAL MUTUAL FUNDS (Cost $12,207,689)		12,819,442

TOTAL LONG-TERM INVESTMENTS (Cost $422,892,280)		497,749,462

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$10,343,284	10,343,284

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/14	957	957

TOTAL SHORT-TERM INVESTMENTS (Cost $10,344,241)		10,344,241

TOTAL INVESTMENTS — 100.6% (Cost $433,236,521) (c)		508,093,703

Other Assets/(Liabilities) — (0.6)%		(2,893,439)

NET ASSETS — 100.0%		$505,200,264

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $10,343,287. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $10,551,319.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Savings & Loans — 0.3%
GMAC Capital Trust I VRN 8.125%	44,000	$1,201,200

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,201,200

TOTAL EQUITIES (Cost $1,100,000)		1,201,200

	Principal Amount
BONDS & NOTES — 95.9%

BANK LOANS — 0.5%
Health Care – Services — 0.5%
Community Health System, Inc., Term Loan E 3.478% 1/25/17	$2,194,486	2,199,051

TOTAL BANK LOANS (Cost $2,199,973)		2,199,051

CORPORATE DEBT — 33.6%
Agriculture — 0.4%
Altria Group, Inc. 4.125% 9/11/15	1,700,000	1,768,869

Auto Manufacturers — 1.6%
Daimler Finance NA LLC FRN (a) 0.829% 1/09/15	1,300,000	1,302,890
Volkswagen International Finance NV (a) 1.625% 3/22/15	5,700,000	5,754,936

		7,057,826

Banks — 11.5%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	832,400
Banco Santander Chile FRN (a) 1.127% 4/11/17	1,500,000	1,499,997
Bank of America Corp. FRN 0.511% 6/15/16	2,500,000	2,487,007
Bank of Nova Scotia FRN 0.538% 4/11/17	3,600,000	3,600,986
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	205,151
Bankinter SA EUR (b) 3.875% 10/30/15	2,600,000	3,717,163
Barclays Bank PLC VRN GBP (b) 14.000% 6/15/19	700,000	1,634,045

	Principal Amount	Value
BPCE SA FRN 0.796% 11/18/16	$3,000,000	$3,007,005
CIT Group, Inc. (a) 4.750% 2/15/15	1,000,000	1,020,000
Citigroup, Inc. FRN 1.189% 7/25/16	2,800,000	2,830,397
Citigroup, Inc. 2.250% 8/07/15	600,000	609,851
Eksportfinans ASA 5.500% 5/25/16	3,500,000	3,727,500
HBOS PLC FRN EUR (b) 0.988% 3/29/16	2,100,000	2,861,153
HBOS PLC (a) 6.750% 5/21/18	100,000	115,203
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	947,776
ING Bank NV FRN (a) 0.574% 1/04/16	3,400,000	3,398,983
JP Morgan Chase & Co. FRN 0.779% 4/25/18	700,000	699,998
KBC Bank NV VRN (c) 8.000% 1/25/23	1,000,000	1,140,000
LBG Capital No.2 PLC GBP (b) (c) 15.000% 12/21/19	1,000,000	2,481,530
Morgan Stanley FRN 1.509% 4/25/18	1,000,000	1,019,828
National Australia Bank Ltd. FRN (a) (d) 0.514% 6/30/17	2,500,000	2,500,024
The Royal Bank of Scotland PLC VRN (c) 9.500% 3/16/22	2,800,000	3,283,000
Sberbank of Russia Via SB Capital SA (c) 5.499% 7/07/15	800,000	829,616
State Bank of India (c) 4.500% 10/23/14	200,000	201,658
State Bank of India (a) 4.500% 7/27/15	300,000	308,992
Wells Fargo & Co. FRN 0.527% 6/02/17	5,500,000	5,501,551

		50,460,814

Commercial Services — 0.3%
Massachusetts Institute of Technology 5.600% 7/01/2111	1,000,000	1,254,884

Computers — 0.1%
Apple, Inc. 2.850% 5/06/21	300,000	302,585

Diversified Financial — 11.4%
Ally Financial, Inc. 6.750% 12/01/14	3,000,000	3,071,250
American Honda Finance Corp. FRN 0.230% 6/04/15	2,400,000	2,399,542

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.000% 9/15/14	$800,000	$807,083
Credit Agricole Home Loan FRN (a) 0.978% 7/21/14	600,000	600,110
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	98,574
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,200,000	3,209,230
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	2,900,000	2,901,879
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,200,000	1,197,897
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	1,200,000	1,172,007
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	700,000	679,805
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	500,000	549,005
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	113,818
Federal National Mortgage Association 0.875% 8/28/17	2,400,000	2,389,068
Federal National Mortgage Association 0.875% 12/20/17	200,000	197,964
Federal National Mortgage Association 0.875% 2/08/18	800,000	789,598
Federal National Mortgage Association 0.875% 5/21/18	100,000	98,212
Federal National Mortgage Association 1.125% 4/27/17	600,000	603,827
Federal National Mortgage Association 1.250% 1/30/17	800,000	809,939
Federal National Mortgage Association 1.875% 9/18/18	200,000	203,100
Federal National Mortgage Association 5.000% 5/11/17	2,300,000	2,566,264
Federal National Mortgage Association 5.375% 6/12/17	100,000	112,901
Ford Motor Credit Co. LLC FRN 0.674% 11/08/16	1,400,000	1,399,334
Ford Motor Credit Co. LLC 3.875% 1/15/15	2,300,000	2,341,204
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,057,946
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	210,024
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	102,068
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	318,936
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	664,500

	Principal Amount	Value
JP Morgan Chase & Co. FRN 0.743% 2/15/17	$2,700,000	$2,709,823
JP Morgan Chase & Co. 5.875% 6/13/16	3,100,000	3,391,673
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,600,000	1,836,734
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,400,000	5,183,776
SLM Corp. 5.050% 11/14/14	4,300,000	4,359,125
SLM Corp. 8.450% 6/15/18	1,500,000	1,773,750

		49,919,966

Electric — 0.7%
Entergy Corp. 3.625% 9/15/15	100,000	103,179
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	205,112
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	102,530
Majapahit Holdings BV (c) 7.250% 6/28/17	100,000	113,125
Majapahit Holdings BV (c) 7.750% 10/17/16	200,000	225,000
Pacific Gas & Electric Co. FRN 0.423% 5/11/15	2,200,000	2,200,717

		2,949,663

Electronics — 0.4%
Thermo Fisher Scientific, Inc. 3.200% 5/01/15	1,700,000	1,737,750

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	105,095

Health Care – Services — 0.3%
HCA, Inc. 6.375% 1/15/15	1,200,000	1,228,500

Insurance — 0.9%
American International Group, Inc. 6.250% 3/15/87	1,600,000	1,790,000
Metropolitan Life Global Funding I FRN (a) (d) 0.356% 6/23/16	2,000,000	1,999,214
Prudential Financial, Inc. 3.875% 1/14/15	300,000	305,559

		4,094,773

Iron & Steel — 0.1%
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	500,000	565,000

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.2%
MGM Resorts International 6.875% 4/01/16	$900,000	$978,750

Machinery – Diversified — 0.8%
John Deere Capital Corp. FRN 0.362% 4/12/16	3,400,000	3,398,773

Media — 0.4%
Echostar DBS Corp. 6.625% 10/01/14	1,600,000	1,620,000

Oil & Gas — 1.3%
CNPC General Capital Ltd. FRN (a) 1.125% 5/14/17	1,300,000	1,303,643
Gazprom OAO Via Gaz Capital SA (c) 4.950% 5/23/16	1,200,000	1,260,000
Indian Oil Corp. Ltd. (c) 4.750% 1/22/15	500,000	508,212
Petrobras International Finance Co. 8.375% 12/10/18	200,000	237,507
Statoil ASA FRN 0.684% 11/08/18	2,200,000	2,215,127
Transocean, Inc. 4.950% 11/15/15	100,000	105,436
Woodside Finance Ltd. (a) 4.500% 11/10/14	100,000	101,381

		5,731,306

Telecommunications — 3.2%
BellSouth Corp. (Acquired 4/16/14, Cost $4,040,751) (a) (e) 4.182% 4/26/21	3,900,000	4,012,222
Sprint Nextel Corp. 6.000% 12/01/16	700,000	762,125
Telefonica Emisiones Co. SAU FRN 0.879% 6/23/17	1,500,000	1,499,107
Verizon Communications, Inc. 0.700% 11/02/15	3,800,000	3,809,861
Verizon Communications, Inc. FRN 1.760% 9/15/16	1,000,000	1,027,547
Verizon Communications, Inc. FRN 1.980% 9/14/18	200,000	211,011
Verizon Communications, Inc. 2.500% 9/15/16	2,200,000	2,267,635
Verizon Communications, Inc. 3.650% 9/14/18	500,000	534,741

		14,124,249

TOTAL CORPORATE DEBT (Cost $144,704,322)		147,298,803

MUNICIPAL OBLIGATIONS — 1.9%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	991,864
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,545,470

	Principal Amount	Value
Los Angeles Community College District BAB 6.600% 8/01/42	$1,000,000	$1,384,110
Los Angeles Community College District BAB 6.750% 8/01/49	900,000	1,287,108
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,414,023
State of California BAB 5.700% 11/01/21	500,000	598,460

		8,221,035

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,508,540)		8,221,035

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Automobile ABS — 3.6%
Ally Auto Receivables Trust, Series 2014-1, Class A2 0.480% 2/15/17	3,600,000	3,598,601
Ford Credit Auto Owner Trust, Series 2014-B, Class A1 (a) 0.180% 7/15/15	4,200,000	4,200,084
Nissan Auto Lease Trust, Series 2014-A, Class A2B FRN 0.314% 9/15/16	1,600,000	1,600,032
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2B FRN 0.431% 8/15/17	4,000,000	4,000,111
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2 0.400% 12/15/16	2,300,000	2,299,177

		15,698,005

Commercial MBS — 1.7%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.811% 2/24/51	889,806	993,255
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.845% 6/11/40	154,215	157,049
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class A1A 5.297% 12/15/39	2,364,640	2,562,257
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C4, Class A1A 5.460% 9/15/39	1,386,167	1,494,464

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.699% 1/25/20	$213,987	$359,443
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 0.485% 5/15/19	149,739	202,384
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.997% 8/15/45	1,306,906	1,441,656
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.809% 10/23/16	165,832	280,541

		7,491,049

Credit Card ABS — 0.1%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.901% 8/15/18	600,000	601,846

Home Equity ABS — 2.5%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.560% 12/25/35	2,000,000	1,873,942
Countrywide Asset-Backed Certificates, Series 2006-15, Class A3 VRN 5.689% 10/25/46	2,831,875	2,465,174
GSAMP Trust, Series 2006-HE4, Class A2C FRN 0.302% 6/25/36	2,118,997	1,908,668
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 1.082% 9/25/35	1,500,000	1,323,641
Soundview Home Loan Trust, Series 2006-3, Class A3 FRN 0.312% 11/25/36	1,589,417	1,275,787
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.852% 10/25/34	2,505,062	2,189,371

		11,036,583

Other ABS — 0.7%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.476% 5/21/21	452,970	446,479
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.632% 2/25/35	2,725,000	2,639,267

		3,085,746

WL Collateral CMO — 3.5%
Banc of America Funding Ltd., Series 2012-R5, Class A (Acquired 5/8/14, Cost $1,457,675) FRN (a) (e) 0.411% 10/03/39	1,419,055	1,404,803

	Principal Amount	Value
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.647% 9/25/36	$76,551	$70,993
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.500% 10/25/35	523,390	508,811
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.313% 12/20/54	174,090	237,166
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.333% 12/20/54	369,942	504,130
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.393% 12/20/54	147,847	201,677
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.413% 12/20/54	147,847	147,232
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.707% 1/20/44	5,906	8,070
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.914% 9/20/44	159,822	272,178
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 0.934% 9/20/44	47,947	81,892
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.653% 9/25/35	514,230	517,102
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.672% 1/25/36	472,297	424,071
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,052,840	1,078,523
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.722% 2/25/35	3,200,000	2,608,499
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.432% 12/25/35	415,359	367,811
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	928,081	921,315
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1 Trust, Class 3A2 5.750% 2/25/36	2,531,016	2,264,618

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A FRN 0.933% 7/25/47	$2,489,399	$2,156,815
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.615% 1/25/35	898,218	905,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1 FRN 2.609% 7/25/36	530,061	511,106

		15,192,168

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,515,597)		53,105,397

SOVEREIGN DEBT OBLIGATIONS — 16.7%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	100,000	145,967
Italy Buoni Poliennali del Tesoro EUR (b) 1.150% 5/15/17	1,600,000	2,209,547
Italy Buoni Poliennali del Tesoro EUR (b) 2.250% 5/15/16	2,100,000	2,962,774
Italy Buoni Poliennali del Tesoro EUR (b) 3.000% 6/15/15	900,000	1,262,171
Italy Buoni Poliennali del Tesoro EUR (b) 3.000% 11/01/15	1,800,000	2,546,496
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 8/01/15	1,800,000	2,551,608
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 4/15/16	4,000,000	5,785,622
Italy Buoni Poliennali del Tesoro EUR (b) 3.750% 8/01/16	8,100,000	11,802,154
Italy Buoni Poliennali del Tesoro EUR (b) 4.500% 7/15/15	3,200,000	4,564,007
Italy Buoni Poliennali del Tesoro EUR (b) 4.750% 5/01/17	100,000	151,813
Italy Buoni Poliennali del Tesoro EUR (b) 4.750% 6/01/17	1,600,000	2,434,068

	Principal Amount	Value
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 6/30/15	$600,000	$817,865
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 12/31/15	1,100,000	1,493,593
Italy Certificati di Credito del Tesoro EUR (b) 0.000% 4/29/16	3,900,000	5,278,004
Korea Finance Corp. 3.250% 9/20/16	100,000	104,380
Korea Housing Finance Corp. (c) 4.125% 12/15/15	400,000	418,419
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,854,152
Province of Ontario Canada 4.400% 4/14/20	500,000	560,462
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,000,000	1,036,577
Spain Government Bond EUR (b) 2.100% 4/30/17	2,400,000	3,407,645
Spain Government Bond EUR (b) 3.150% 1/31/16	200,000	285,511
Spain Government Bond EUR (b) 3.250% 4/30/16	400,000	575,256
Spain Government Bond EUR (b) 3.300% 7/30/16	2,300,000	3,327,646
Spain Government Bond EUR (b) 3.800% 1/31/17	1,400,000	2,069,972
Spain Government Bond EUR (b) 4.000% 7/30/15	7,400,000	10,529,015
Spain Government Bond EUR (b) 4.250% 10/31/16	1,500,000	2,224,449
Spain Government Bond EUR (b) 5.500% 7/30/17	1,100,000	1,718,353

		73,117,526

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $73,334,790)		73,117,526

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 19.2%
Pass-Through Securities — 19.2%
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	500,000	479,917
Pool #723750 4.000% 8/01/18	21,087	22,370
Pool #MA0357 4.000% 3/01/20	27,328	29,032
Pool #MA1002 4.000% 2/01/22	94,069	99,912

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AA4229 4.000% 4/01/24	$640,313	$683,284
Pool #AA2937 4.000% 4/01/24	3,323,851	3,552,106
Pool #993382 4.000% 6/01/24	417,133	445,778
Pool #AD7760 4.000% 7/01/25	761,110	812,901
Pool #AH6067 4.000% 3/01/26	9,646	10,297
Pool #727384 4.500% 9/01/18	83,282	88,390
Pool #MA0175 4.500% 9/01/19	103,731	110,092
Pool #735646 4.500% 7/01/20	82,599	87,777
Pool #MA0531 4.500% 8/01/20	34,879	37,040
Pool #852931 4.500% 4/01/21	73,499	78,649
Pool #931412 4.500% 6/01/24	205,312	220,598
Pool #932561 4.500% 2/01/25	45,801	49,239
Pool #AD3832 4.500% 4/01/25	437,585	470,438
Pool #256085 4.500% 12/01/25	220,643	240,604
Pool #AL3470 4.500% 1/01/27	1,217,845	1,292,533
Pool #930997 4.500% 4/01/29	1,026,374	1,119,229
Pool #746748 4.500% 10/01/33	3,825	4,174
Pool #964847 4.500% 8/01/38	18,550	20,115
Pool #931504 4.500% 7/01/39	208,053	226,615
Pool #AC1095 4.500% 7/01/39	440,166	478,887
Pool #932277 4.500% 12/01/39	167,230	182,542
Pool #AE3461 4.500% 10/01/40	528,777	573,145
Pool #AH4108 4.500% 3/01/41	521,075	565,774
Pool #AH7801 4.500% 3/01/41	585,406	635,623
Pool #AH8594 4.500% 3/01/41	321,107	347,950
Pool #255271 5.000% 6/01/24	12,036	13,353

	Principal Amount	Value
Pool #255582 5.000% 1/01/25	$41,292	$45,812
Pool #888227 5.000% 11/01/25	30,566	33,912
Pool #257163 5.000% 4/01/28	76,153	84,489
Pool #MA0130 5.000% 7/01/29	31,144	34,553
Pool #555421 5.000% 5/01/33	96,382	107,142
Pool #709741 5.000% 6/01/33	9,701	10,784
Pool #650386 5.000% 7/01/33	97,101	107,942
Pool #746579 5.000% 10/01/33	31,195	34,678
Pool #725027 5.000% 11/01/33	77,877	86,596
Pool #725205 5.000% 3/01/34	9,241	10,273
Pool #AA8496 5.000% 5/01/34	113,220	125,860
Pool #782096 5.000% 6/01/34	6,482	7,205
Pool #AA1280 5.000% 11/01/34	87,503	97,244
Pool #AL0527 5.000% 2/01/38	597,269	663,389
Pool #986268 5.000% 7/01/38	2,227	2,473
Pool #AB0057 5.000% 4/01/39	2,423,533	2,692,583
Pool #AD6374 5.000% 5/01/40	92,528	102,959
Pool #AE6338 5.000% 11/01/40	100,907	112,077
Pool #AI2733 5.000% 5/01/41	662,041	735,538
Pool #190354 5.500% 12/01/34	567,722	637,069
Pool #808048 5.500% 2/01/35	672,785	754,754
Pool #814079 5.500% 2/01/35	24,901	27,934
Pool #819566 5.500% 4/01/35	731,943	820,662
Pool #843055 5.500% 9/01/35	141,159	158,269
Pool #829125 5.500% 10/01/35	68,193	76,501
Pool #846520 5.500% 12/01/35	107,661	120,710

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #888822 5.500% 3/01/36	$158,495	$177,706
Pool #884863 5.500% 4/01/36	658,251	738,038
Pool #891588 5.500% 5/01/36	235,946	264,546
Pool #888173 5.500% 11/01/36	755,175	846,710
Pool #871117 5.500% 12/01/36	32,010	35,849
Pool #889584 5.500% 1/01/37	32,484	36,422
Pool #888129 5.500% 2/01/37	1,495,997	1,672,653
Pool #912544 5.500% 2/01/37	103,134	115,506
Pool #889633 5.500% 8/01/37	698,688	783,377
Pool #967690 5.500% 1/01/38	117,203	131,226
Pool #929451 5.500% 5/01/38	33,152	37,113
Pool #977014 5.500% 5/01/38	98,925	111,179
Pool #889996 5.500% 6/01/38	1,710,778	1,915,738
Pool #985524 5.500% 6/01/38	91,439	102,508
Pool #988578 5.500% 8/01/38	744,721	834,873
Pool #889982 5.500% 11/01/38	31,299	35,044
Pool #995482 5.500% 1/01/39	481,848	541,232
Pool #AL4296 5.500% 7/01/41	232,241	260,246
Pool #866958 6.000% 2/01/36	390,242	440,655
Pool #878478 6.000% 2/01/36	247,119	279,055
Pool #937875 6.000% 7/01/37	168,817	189,873
Pool #942291 6.000% 8/01/37	73,009	82,115
Pool #956029 6.000% 12/01/37	149,642	168,306
Pool #889706 6.000% 6/01/38	171,291	192,655
Pool #AE0480 6.000% 7/01/39	1,552,071	1,745,656
Pool #AE0825 6.000% 10/01/39	774,633	871,250

	Principal Amount	Value
Pool #AE0061 6.000% 2/01/40	$1,825,400	$2,053,076
Pool #AL0152 6.000% 6/01/40	193,340	217,455
Federal National Mortgage Association TBA
Pool #3430 3.000% 7/01/27 (d)	5,000,000	5,193,750
Pool #2409 3.500% 8/01/26 (d)	1,000,000	1,059,766
Pool #9730 4.500% 2/01/40 (d)	17,000,000	18,371,290
Pool #28654 5.000% 4/01/37 (d)	12,000,000	13,325,626
Pool #21695 5.000% 4/01/37 (d)	2,000,000	2,215,078
Pool #45746 5.500% 11/01/34 (d)	4,000,000	4,449,064
Government National Mortgage Association
Pool #688041 5.000% 11/15/38	210,059	231,171
Pool #487816 5.000% 3/15/39	261,599	287,728
Pool #716783 5.000% 4/15/39	2,614,277	2,873,764
Pool #723541 5.000% 12/15/39	350,012	389,416

		83,946,487

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $82,799,204)		83,946,487

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds & Notes — 11.9%
U.S. Treasury Inflation Index 0.125% 7/15/22	2,886,240	2,905,858
U.S. Treasury Inflation Index 0.625% 7/15/21	1,156,914	1,218,646
U.S. Treasury Inflation Index 0.625% 1/15/24	5,384,376	5,579,560
U.S. Treasury Inflation Index 1.125% 1/15/21	108,363	117,379
U.S. Treasury Inflation Index 1.250% 7/15/20	760,858	833,793
U.S. Treasury Inflation Index 1.750% 1/15/28	4,186,550	4,819,766
U.S. Treasury Inflation Index 2.000% 1/15/26	836,024	985,006
U.S. Treasury Inflation Index 2.375% 1/15/25	2,263,608	2,742,325
U.S. Treasury Inflation Index 2.375% 1/15/27	8,580,785	10,529,558

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 2.500% 1/15/29	$2,539,384	$3,203,989
U.S. Treasury Note FRN (f) 0.094% 4/30/16	19,400,000	19,399,313

		52,335,193

TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,611,108)		52,335,193

TOTAL BONDS & NOTES (Cost $414,673,534)		420,223,492

TOTAL LONG-TERM INVESTMENTS (Cost $415,773,534)		421,424,692

SHORT-TERM INVESTMENTS — 16.2%
Commercial Paper — 8.5%
Credit Suisse New York 0.465% 3/17/15	300,000	300,000
Edison International (a) 0.700% 7/01/14	4,100,000	4,100,000
ENI Finance USA, Inc. (a) 0.570% 5/15/15	3,500,000	3,482,377
Entergy Corp. (a) 0.950% 8/06/14	2,000,000	1,998,100
Glencore Funding LLC (a) 0.385% 10/07/14	1,500,000	1,498,428
Glencore Funding LLC (a) 0.450% 8/21/14	800,000	799,490
Glencore Funding LLC (a) 0.690% 10/07/14	4,300,000	4,291,923
Itau Unibanco SA 0.000% 10/31/14	1,900,000	1,891,110
Mohawk Industries, Inc. (a) 0.550% 7/23/14	2,300,000	2,299,227
Mohawk Industries, Inc. (a) 0.720% 7/08/14	2,100,000	2,099,706
NiSource Finance Corp. (a) 0.610% 7/24/14	4,300,000	4,298,324
NiSource Finance Corp. (a) 0.610% 7/28/14	300,000	299,863
Thermo Fisher Scientific, Inc. (a) 0.385% 9/12/14	3,100,000	3,097,580
Thermo Fisher Scientific, Inc. (a) 0.550% 7/02/14	2,000,000	1,999,969
Vodafone Group PLC (a) 0.510% 6/01/15	4,300,000	4,279,593
Vodafone Group PLC (a) 0.600% 6/29/15	500,000	496,975

		37,232,665

	Principal Amount	Value
Repurchase Agreements — 7.7%
Bank of America Securities LLC Repurchase Agreement, dated 6/30/14, 0.140%, due 7/01/14 (g)	$7,200,000	$7,200,000
Barclays Capital Repurchase Agreement, dated 6/30/14, 0.130%, due 7/01/14 (h)	16,000,000	16,000,000
JP Morgan Chase Bank Repurchase Agreement, dated 6/30/14, 0.200%, due 7/01/14 (i)	6,000,000	6,000,000
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (j)	4,427,046	4,427,046

		33,627,046

TOTAL REPURCHASE AGREEMENTS (Cost $33,627,046)		33,627,046

TOTAL SHORT-TERM INVESTMENTS (Cost $70,859,711)		70,859,711

TOTAL INVESTMENTS — 112.4% (Cost $486,633,245) (k)		492,284,403

Other Assets/(Liabilities) — (12.4)%		(54,287,412)

NET ASSETS — 100.0%		$437,996,991

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to a value of $75,152,286 or 17.16% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2014, these securities amounted to a value of $11,901,527 or 2.72% of net assets.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2014, these securities amounted to a value of $5,417,025 or 1.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	All or a portion of this security is held as collateral for open futures contracts, and open swap agreements outstanding. (Note 2).
(g)	Maturity value of $7,200,028. Collateralized by a U.S. Treasury Note with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $7,347,148.
(h)	Maturity value of $16,000,058. Collateralized by a U.S. Treasury Note with a rate of 0.750%, maturity date of 3/31/18, and an aggregate market value, including accrued interest, of $16,334,500.
(i)	Maturity value of $6,000,033. Collateralized by a U.S. Government Agency obligation with a rate of 4.750%, maturity date of 11/17/15, and an aggregate market value, including accrued interest, of $6,129,893.
(j)	Maturity value of $4,427,047. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity dates ranging from 1/01/32 – 1/25/39, and an aggregate market value, including accrued interest, of $4,519,625.
(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 96.5%
Basic Materials — 2.8%
Chemicals — 1.2%
Balchem Corp.	12,300	$658,789
Minerals Technologies, Inc.	24,865	1,630,647
Platform Specialty Products Corp. (a)	30,889	865,818

		3,155,254

Forest Products & Paper — 0.7%
KapStone Paper and Packaging Corp. (a)	60,957	2,019,505

Iron & Steel — 0.7%
AK Steel Holding Corp. (a) (b)	137,620	1,095,455
Allegheny Technologies, Inc.	17,985	811,124

		1,906,579

Mining — 0.2%
Constellium NV (a)	19,995	641,040

		7,722,378

Communications — 7.3%
Internet — 4.4%
Angie’s List, Inc. (a) (b)	18,849	225,057
Bankrate, Inc. (a)	109,604	1,922,454
Constant Contact, Inc. (a)	30,308	973,190
Dealertrack Technologies, Inc. (a)	19,915	902,946
Digital River, Inc. (a)	24,505	378,112
Dropbox, Inc. (c)	11,789	172,389
IAC/InterActiveCorp	14,685	1,016,643
OpenTable, Inc. (a)	39,000	4,040,400
Shutterstock, Inc. (a)	11,326	939,832
Web.com Group, Inc. (a)	46,955	1,355,591

		11,926,614

Media — 1.0%
FactSet Research Systems, Inc. (b)	14,062	1,691,377
The New York Times Co. Class A	64,960	988,042

		2,679,419

Telecommunications — 1.9%
Ciena Corp. (a)	23,515	509,335
DigitalGlobe, Inc. (a)	32,296	897,829
Palo Alto Networks, Inc. (a)	6,454	541,168
tw telecom, Inc. (a)	40,415	1,629,128
Ubiquiti Networks, Inc. (a) (b)	12,963	585,798
Vonage Holdings Corp. (a)	287,480	1,078,050

		5,241,308

		19,847,341

Consumer, Cyclical — 15.5%
Airlines — 0.7%
JetBlue Airways Corp. (a) (b)	98,100	1,064,385

	Number of Shares	Value
Spirit Airlines, Inc. (a)	12,684	$802,136

		1,866,521

Apparel — 0.8%
Skechers U.S.A., Inc. Class A (a)	16,623	759,671
Steven Madden Ltd. (a)	13,017	446,483
Vince Holding Corp. (a)	24,049	880,675

		2,086,829

Automotive & Parts — 1.3%
Dana Holding Corp.	52,990	1,294,016
Tenneco, Inc. (a)	32,442	2,131,439

		3,425,455

Distribution & Wholesale — 2.2%
HD Supply Holdings, Inc. (a)	30,641	869,898
MRC Global, Inc. (a)	35,510	1,004,578
Watsco, Inc.	29,800	3,062,248
WESCO International, Inc. (a)	11,798	1,019,111

		5,955,835

Entertainment — 1.0%
Churchill Downs, Inc.	15,490	1,395,804
DreamWorks Animation SKG, Inc. Class A (a)	62,151	1,445,632

		2,841,436

Home Builders — 1.0%
Standard Pacific Corp. (a)	241,261	2,074,845
Taylor Morrison Home Corp. Class A (a)	34,174	766,181

		2,841,026

Home Furnishing — 0.7%
Harman International Industries, Inc.	19,100	2,051,913

Housewares — 0.7%
The Toro Co.	31,700	2,016,120

Retail — 6.7%
Bloomin’ Brands, Inc. (a)	51,927	1,164,723
Bravo Brio Restaurant Group, Inc. (a)	60,805	949,166
Buffalo Wild Wings, Inc. (a)	6,989	1,158,147
The Cheesecake Factory, Inc.	26,505	1,230,362
Denny’s Corp. (a)	124,600	812,392
Five Below, Inc. (a) (b)	44,700	1,783,977
Haverty Furniture Cos., Inc.	36,100	907,193
HSN, Inc.	35,568	2,107,048
Krispy Kreme Doughnuts, Inc. (a)	102,800	1,642,744
Panera Bread Co. Class A (a)	22,397	3,355,742
Red Robin Gourmet Burgers, Inc. (a)	13,208	940,410
Tuesday Morning Corp. (a)	34,627	617,053
Zumiez, Inc. (a)	58,600	1,616,774

		18,285,731

Textiles — 0.4%
Tumi Holdings, Inc. (a)	56,155	1,130,400

		42,501,266

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 20.5%
Biotechnology — 1.8%
BioCryst Pharmaceuticals, Inc. (a)	12,300	$156,825
Charles River Laboratories International, Inc. (a)	22,765	1,218,383
Exelixis, Inc. (a) (b)	50,400	170,856
Foundation Medicine, Inc. (a) (b)	30,400	819,584
Ironwood Pharmaceuticals, Inc. (a)	27,670	424,181
KYTHERA Biopharmaceuticals, Inc. (a) (b)	21,900	840,303
NPS Pharmaceuticals, Inc. (a)	18,540	612,747
Seattle Genetics, Inc. (a) (b)	15,015	574,324

		4,817,203

Commercial Services — 5.9%
Convergys Corp.	44,915	962,978
CoStar Group, Inc. (a)	4,923	778,671
EVERTEC, Inc.	44,100	1,068,984
ExamWorks Group, Inc. (a)	26,968	855,695
Healthcare Services Group, Inc.	37,800	1,112,832
Heartland Payment Systems, Inc. (b)	23,655	974,822
Huron Consulting Group, Inc. (a)	7,490	530,442
MAXIMUS, Inc.	13,611	585,545
Team Health Holdings, Inc. (a)	23,045	1,150,867
TrueBlue, Inc. (a)	71,965	1,984,075
WEX, Inc. (a)	20,106	2,110,527
WNS Holdings Ltd. Sponsored ADR (India) (a)	38,332	735,208
Xoom Corp. (a)	126,201	3,326,658

		16,177,304

Foods — 1.9%
Greencore Group PLC	219,076	995,882
Sanderson Farms, Inc.	8,415	817,938
Sprouts Farmers Market, Inc. (a) (b)	15,504	507,291
SunOpta, Inc. (a)	19,300	271,744
The Hain Celestial Group, Inc. (a)	22,000	1,952,280
WhiteWave Foods Co. Class A (a)	21,897	708,806

		5,253,941

Health Care – Products — 5.3%
ABIOMED, Inc. (a) (b)	40,985	1,030,363
Cyberonics, Inc. (a)	49,900	3,116,754
Dexcom, Inc. (a)	113,257	4,491,773
Globus Medical, Inc. Class A (a)	40,335	964,813
HeartWare International, Inc. (a)	12,083	1,069,345
Insulet Corp. (a)	49,955	1,981,715
MiMedx Group, Inc. (a) (b)	39,225	278,105
Quidel Corp. (a)	30,700	678,777
Volcano Corp. (a)	48,220	849,154

		14,460,799

Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	42,569	1,936,890
Covance, Inc. (a)	10,871	930,340

	Number of Shares	Value
Envision Healthcare Holdings, Inc. (a)	23,210	$833,471
Kindred Healthcare, Inc.	59,070	1,364,517
LifePoint Hospitals, Inc. (a)	16,050	996,705
Molina Healthcare, Inc. (a)	25,545	1,140,073
WellCare Health Plans, Inc. (a)	14,840	1,107,955

		8,309,951

Household Products — 0.3%
Spectrum Brands Holdings, Inc.	9,707	835,093

Pharmaceuticals — 2.0%
Aerie Pharmaceuticals, Inc. (a)	4,100	101,557
Alnylam Pharmaceuticals, Inc. (a)	7,666	484,261
Cubist Pharmaceuticals, Inc. (a)	11,188	781,146
Hyperion Therapeutics, Inc. (a) (b)	31,008	809,309
The Medicines Co. (a)	15,373	446,739
Pacira Pharmaceuticals, Inc. (a)	7,632	701,076
Portola Pharmaceuticals, Inc. (a)	23,747	692,938
Salix Pharmaceuticals Ltd. (a)	5,691	701,985
TESARO, Inc. (a)	19,765	614,889

		5,333,900

Textiles — 0.3%
Samsonite International SA	240,170	791,753

		55,979,944

Diversified — 0.1%
Holding Company – Diversified — 0.1%
WL Ross Holding Corp. (a)	26,400	271,920

Energy — 6.2%
Energy – Alternate Sources — 1.0%
First Solar, Inc. (a)	14,160	1,006,210
Headwaters, Inc. (a)	37,482	520,625
Pattern Energy Group, Inc.	33,890	1,122,098

		2,648,933

Oil & Gas — 3.0%
Athlon Energy, Inc. (a)	23,246	1,108,834
Delek US Holdings, Inc.	34,890	984,945
Diamondback Energy, Inc. (a)	25,810	2,291,928
Laredo Petroleum, Inc. (a)	30,906	957,468
RSP Permian, Inc. (a)	60,965	1,977,704
Western Refining, Inc.	24,305	912,653

		8,233,532

Oil & Gas Services — 2.2%
CARBO Ceramics, Inc. (b)	11,000	1,695,320
Core Laboratories NV	5,300	885,418
Dril-Quip, Inc. (a)	19,200	2,097,408
Hornbeck Offshore Services, Inc. (a)	27,923	1,310,147

		5,988,293

		16,870,758

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 12.2%
Banks — 2.5%
Associated Banc-Corp.	57,895	$1,046,741
BancFirst Corp.	16,600	1,027,540
Columbia Banking System, Inc.	19,170	504,363
First Horizon National Corp.	79,400	941,684
International Bancshares Corp.	44,080	1,190,160
PacWest Bancorp	45,447	1,961,947

		6,672,435

Diversified Financial — 4.0%
Financial Engines, Inc. (b)	46,738	2,116,297
Greenhill & Co., Inc. (b)	16,700	822,475
Investment Technology Group, Inc. (a)	55,410	935,321
Portfolio Recovery Associates, Inc. (a)	60,600	3,607,518
Virtus Investment Partners, Inc. (a)	4,066	860,976
WageWorks, Inc. (a)	31,287	1,508,346
WisdomTree Investments, Inc. (a) (b)	93,226	1,152,273

		11,003,206

Insurance — 1.6%
Argo Group International Holdings Ltd.	25,775	1,317,360
Assured Guaranty Ltd.	27,114	664,293
eHealth, Inc. (a)	35,630	1,352,871
Primerica, Inc.	20,820	996,237

		4,330,761

Investment Companies — 0.3%
Solar Capital Ltd.	38,415	817,471

Real Estate — 1.6%
Alexander & Baldwin, Inc.	27,010	1,119,565
HFF, Inc.	58,170	2,163,342
Kennedy-Wilson Holdings, Inc.	38,482	1,032,087

		4,314,994

Real Estate Investment Trusts (REITS) — 2.2%
Douglas Emmett, Inc.	50,275	1,418,761
First Industrial Realty Trust, Inc.	67,680	1,275,091
MFA Financial, Inc.	102,465	841,238
Pebblebrook Hotel Trust	42,706	1,578,414
Redwood Trust, Inc. (b)	50,875	990,536

		6,104,040

		33,242,907

Industrial — 18.3%
Aerospace & Defense — 2.5%
Esterline Technologies Corp. (a)	7,085	815,625
Moog, Inc. Class A (a)	29,059	2,118,111
Orbital Sciences Corp. (a)	63,573	1,878,582
Teledyne Technologies, Inc. (a)	22,282	2,165,142

		6,977,460

	Number of Shares	Value
Building Materials — 2.9%
Armstrong World Industries, Inc. (a)	96,281	$5,529,418
Boise Cascade Co. (a)	25,400	727,456
Lennox International, Inc.	5,525	494,874
NCI Building Systems, Inc. (a)	62,200	1,208,546

		7,960,294

Electrical Components & Equipment — 0.8%
Capstone Turbine Corp. (a) (b)	244,900	369,799
Generac Holdings, Inc. (a)	15,046	733,342
SunPower Corp. (a) (b)	29,050	1,190,469

		2,293,610

Electronics — 1.6%
FEI Co.	17,400	1,578,702
Imax Corp. (a) (b)	63,543	1,809,705
Rogers Corp. (a)	12,875	854,256
Watts Water Technologies, Inc. Class A	4,097	234,998

		4,477,661

Engineering & Construction — 0.3%
AECOM Technology Corp. (a)	23,429	754,414

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	20,329	1,306,138

Machinery – Diversified — 3.8%
Altra Industrial Motion Corp.	37,008	1,346,721
Applied Industrial Technologies, Inc.	24,222	1,228,782
Cognex Corp. (a)	73,861	2,836,262
Graco, Inc.	10,100	788,608
The Middleby Corp. (a)	22,500	1,861,200
Tennant Co.	21,400	1,633,248
Wabtec Corp.	8,200	677,238

		10,372,059

Manufacturing — 2.0%
Acuity Brands, Inc.	19,855	2,744,954
FreightCar America, Inc.	15,793	395,457
Hexcel Corp. (a)	40,500	1,656,450
John Bean Technologies Corp.	17,985	557,355

		5,354,216

Metal Fabricate & Hardware — 1.1%
RBC Bearings, Inc.	45,700	2,927,085

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	158,865	1,858,720

Transportation — 1.8%
Con-way, Inc.	22,262	1,122,227
Landstar System, Inc.	13,411	858,304
Old Dominion Freight Line, Inc. (a)	12,445	792,498
Swift Transportation Co. (a)	85,377	2,154,062

		4,927,091

Trucking & Leasing — 0.3%
GATX Corp.	12,100	796,785

		50,005,533

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.8%
Computers — 2.1%
Cadence Design Systems, Inc. (a)	69,600	$1,217,304
FleetMatics Group PLC (a) (b)	34,806	1,125,626
Virtusa Corp. (a)	91,457	3,274,161

		5,617,091

Semiconductors — 2.9%
Fairchild Semiconductor International, Inc. (a)	14,090	219,804
Freescale Semiconductor Ltd. (a)	31,613	742,905
Lattice Semiconductor Corp. (a)	81,481	672,218
Microsemi Corp. (a)	40,835	1,092,745
Monolithic Power Systems, Inc.	15,670	663,625
Nanometrics, Inc. (a)	27,645	504,521
ON Semiconductor Corp. (a)	111,505	1,019,156
Power Integrations, Inc.	10,026	576,896
Silicon Laboratories, Inc. (a)	40,702	2,004,573
SunEdison, Inc. (a)	22,675	512,455

		8,008,898

Software — 7.8%
Acxiom Corp. (a)	19,103	414,344
BroadSoft, Inc. (a)	31,751	837,909
Concur Technologies, Inc. (a) (b)	7,649	713,958
Cornerstone OnDemand, Inc. (a)	22,000	1,012,440
Demandware, Inc. (a)	18,578	1,288,756
Envestnet, Inc. (a)	26,622	1,302,348
Guidewire Software, Inc. (a)	21,600	878,256
Imperva, Inc. (a)	11,400	298,452
Medidata Solutions, Inc. (a)	28,600	1,224,366
Monotype Imaging Holdings, Inc.	32,300	909,891
PTC, Inc. (a)	52,148	2,023,343
Solera Holdings, Inc.	9,396	630,941
Tableau Software, Inc. (a)	6,655	474,701
Telogis (c)	80,369	65,099
TiVo, Inc. (a)	78,040	1,007,496
Tyler Technologies, Inc. (a)	39,601	3,612,007
The Ultimate Software Group, Inc. (a)	14,000	1,934,380
Veeva Systems, Inc. Class A (a) (b)	24,259	617,392
Verint Systems, Inc. (a)	41,026	2,012,325

		21,258,404

		34,884,393

Utilities — 0.8%
Electric — 0.5%
NRG Yield, Inc. Class A (b)	24,290	1,264,295

Gas — 0.3%
Southwest Gas Corp.	17,280	912,210

		2,176,505

TOTAL COMMON STOCK (Cost $208,880,276)		263,502,945

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Consumer, Cyclical — 0.2%
Automotive & Parts — 0.2%
Mobileye NV (a) (c)	11,658	$573,224

Technology — 0.3%
Software — 0.3%
Cloudera, Inc. Series F (a) (c)	12,068	175,710
Docusign, Inc. Series B (a) (c)	456	6,904
Docusign, Inc. Series B 1 (a) (c)	136	2,059
Docusign, Inc. Series D (a) (c)	327	5,000
Docusign, Inc. Series E (a) (c)	8,460	177,660
Telogis (a) (c)	109,450	467,352

		834,685

TOTAL PREFERRED STOCK (Cost $946,664)		1,407,909

TOTAL EQUITIES (Cost $209,826,940)		264,910,854

MUTUAL FUNDS — 8.9%
Diversified Financial — 8.9%
iShares Russell 2000 Index Fund	15,281	1,815,535
State Street Navigator Securities Lending Prime Portfolio (d)	22,634,216	22,634,216

		24,449,751

TOTAL MUTUAL FUNDS (Cost $24,405,997)		24,449,751

TOTAL LONG-TERM INVESTMENTS (Cost $234,232,937)		289,360,605

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (e)	$5,770,372	5,770,372

TOTAL SHORT-TERM INVESTMENTS (Cost $5,770,372)		5,770,372

TOTAL INVESTMENTS — 108.0% (Cost $240,003,309) (f)		295,130,977

Other Assets/(Liabilities) — (8.0)%		(21,974,737)

NET ASSETS — 100.0%		$273,156,240

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $22,045,506 or 8.07% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2014, these securities amounted to a value of $1,645,397 or 0.60% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,770,373. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/40 –10/15/40, and an aggregate market value, including accrued interest, of $5,890,973.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 8.4%
Chemicals — 2.5%
American Vanguard Corp.	23,000	$304,060
Innospec, Inc.	31,600	1,364,172
Minerals Technologies, Inc.	14,900	977,142

		2,645,374

Forest Products & Paper — 2.8%
Clearwater Paper Corp. (a)	15,600	962,832
Deltic Timber Corp.	11,000	664,620
Potlatch Corp.	22,300	923,220
Wausau Paper Corp.	35,000	378,700

		2,929,372

Iron & Steel — 1.2%
Carpenter Technology Corp.	14,800	936,100
Schnitzer Steel Industries, Inc. Class A	13,000	338,910

		1,275,010

Mining — 1.9%
Luxfer Holdings PLC	14,100	267,195
Royal Gold, Inc.	7,100	540,452
Sandstorm Gold Ltd. (a) (b)	107,800	745,976
Stillwater Mining Co. (a)	27,600	484,380

		2,038,003

		8,887,759

Communications — 2.7%
Internet — 1.0%
Safeguard Scientifics, Inc. (a)	51,600	1,072,764

Media — 0.5%
Saga Communications, Inc. Class A	12,700	542,544

Telecommunications — 1.2%
Ixia (a)	39,200	448,056
Premiere Global Services, Inc. (a)	32,130	428,936
Sonus Networks, Inc. (a)	89,300	320,587

		1,197,579

		2,812,887

Consumer, Cyclical — 12.7%
Airlines — 1.6%
Alaska Air Group, Inc.	17,800	1,691,890

Apparel — 0.2%
Crocs, Inc. (a)	11,500	172,845

Automotive & Parts — 0.6%
Modine Manufacturing Co. (a)	37,700	593,398

Distribution & Wholesale — 2.4%
Beacon Roofing Supply, Inc. (a)	42,500	1,407,600
Pool Corp.	19,500	1,102,920

		2,510,520

	Number of Shares	Value
Entertainment — 0.5%
Ascent Media Corp. Series A (a)	8,300	$547,883

Home Builders — 1.9%
M/I Homes, Inc. (a)	14,100	342,207
Meritage Home Corp. (a)	21,600	911,736
Winnebago Industries, Inc. (a)	30,100	757,918

		2,011,861

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc.	15,900	393,366

Leisure Time — 0.4%
Brunswick Corp.	10,500	442,365

Lodging — 0.6%
Belmond Ltd. Class A (a)	41,500	603,410

Retail — 3.0%
Fred’s, Inc. Class A	18,100	276,749
Haverty Furniture Cos., Inc.	27,000	678,510
Kate Spade & Co. (a)	13,800	526,332
MarineMax, Inc. (a)	21,500	359,910
Pier 1 Imports, Inc.	28,500	439,185
Red Robin Gourmet Burgers, Inc. (a)	4,500	320,400
Stein Mart, Inc.	44,800	622,272

		3,223,358

Textiles — 1.1%
Culp, Inc.	19,100	332,531
G&K Services, Inc. Class A	16,100	838,327

		1,170,858

		13,361,754

Consumer, Non-cyclical — 9.9%
Agriculture — 0.1%
Alliance One International, Inc. (a)	55,000	137,500

Biotechnology — 0.3%
Momenta Pharmaceuticals, Inc. (a)	22,400	270,592

Commercial Services — 6.1%
Aaron’s, Inc.	58,500	2,084,940
American Public Education, Inc. (a)	10,400	357,552
Electro Rent Corp.	38,400	642,432
FTI Consulting, Inc. (a)	9,400	355,508
Landauer, Inc.	6,000	252,000
McGrath RentCorp	33,400	1,227,450
Navigant Consulting, Inc. (a)	34,000	593,300
On Assignment, Inc. (a)	26,500	942,605

		6,455,787

Foods — 0.5%
SpartanNash Co.	26,100	548,361

Health Care – Products — 1.6%
Quidel Corp. (a) (b)	19,300	426,723
West Pharmaceutical Services, Inc.	28,500	1,202,130

		1,628,853

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 0.9%
National Healthcare Corp.	11,900	$669,851
Triple-S Management Corp. Class B (a)	16,300	292,259

		962,110

Household Products — 0.4%
CSS Industries, Inc.	16,300	429,831

		10,433,034

Energy — 5.5%
Coal — 0.3%
Cloud Peak Energy, Inc. (a)	19,300	355,506

Oil & Gas — 3.6%
Atwood Oceanics, Inc. (a)	8,700	456,576
Bonanza Creek Energy, Inc. (a)	1,800	96,516
Energy XXI (Bermuda) Ltd.	5,986	141,449
Hercules Offshore, Inc. (a)	26,900	108,138
Magnum Hunter Resources Corp. (a)	33,000	270,600
Matador Resources Co. (a)	8,800	257,664
Northern Oil and Gas, Inc. (a) (b)	35,700	581,553
Oasis Petroleum, Inc. (a)	19,400	1,084,266
PDC Energy, Inc. (a)	12,800	808,320

		3,805,082

Oil & Gas Services — 1.6%
C&J Energy Services, Inc. (a)	12,500	422,250
CARBO Ceramics, Inc. (b)	5,400	832,248
TETRA Technologies, Inc. (a)	37,000	435,860

		1,690,358

		5,850,946

Financial — 20.4%
Banks — 9.0%
Columbia Banking System, Inc.	23,800	626,178
East West Bancorp, Inc.	46,726	1,634,943
Glacier Bancorp, Inc.	36,500	1,035,870
Home Bancshares, Inc.	53,800	1,765,716
Sandy Spring Bancorp, Inc.	25,000	622,750
Signature Bank (a)	7,200	908,496
SVB Financial Group (a)	16,300	1,900,906
Wintrust Financial Corp.	22,700	1,044,200

		9,539,059

Diversified Financial — 0.6%
JMP Group, Inc.	18,500	140,045
Piper Jaffray Cos., Inc. (a)	9,200	476,284

		616,329

Insurance — 4.0%
Assured Guaranty Ltd.	16,482	403,809
Employers Holdings, Inc.	26,400	559,152
Markel Corp. (a)	178	116,704
Meadowbrook Insurance Group, Inc.	58,000	417,020
National Interstate Corp.	19,700	551,994
ProAssurance Corp.	38,700	1,718,280

	Number of Shares	Value
Radian Group, Inc. (b)	30,900	$457,629

		4,224,588

Real Estate — 0.4%
Forestar Real Esate Group, Inc. (a)	2,100	40,089
Terreno Realty Corp.	21,500	415,595

		455,684

Real Estate Investment Trusts (REITS) — 6.4%
Acadia Realty Trust	30,600	859,554
CBL & Associates Properties, Inc.	37,700	716,300
Cedar Realty Trust, Inc.	56,400	352,500
First Potomac Realty Trust	45,400	595,648
Kilroy Realty Corp.	13,500	840,780
LaSalle Hotel Properties	24,850	876,956
Pebblebrook Hotel Trust	26,900	994,224
PS Business Parks, Inc.	3,200	267,168
Saul Centers, Inc.	14,900	724,140
Washington Real Estate Investment Trust	18,300	475,434

		6,702,704

		21,538,364

Industrial — 28.0%
Aerospace & Defense — 1.0%
Kaman Corp.	16,400	700,772
Kratos Defense & Security Solutions, Inc. (a)	40,800	318,240

		1,019,012

Building Materials — 3.2%
Comfort Systems USA, Inc.	28,600	451,880
Drew Industries, Inc.	23,800	1,190,238
Gibraltar Industries, Inc. (a)	32,000	496,320
Quanex Building Products Corp.	18,000	321,660
Texas Industries, Inc. (a)	2,360	217,970
Universal Forest Products, Inc.	13,900	670,953

		3,349,021

Electrical Components & Equipment — 2.9%
Advanced Energy Industries, Inc. (a)	30,000	577,500
Belden, Inc.	17,500	1,367,800
Littelfuse, Inc.	12,500	1,161,875

		3,107,175

Electronics — 2.9%
Analogic Corp.	6,300	492,912
Electro Scientific Industries, Inc.	36,000	245,160
Fabrinet (a)	27,100	558,260
Methode Electronics, Inc.	14,000	534,940
Newport Corp. (a)	17,000	314,500
Woodward, Inc.	17,130	859,583

		3,005,355

Engineering & Construction — 0.6%
Aegion Corp. (a)	26,700	621,309

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 1.6%
MSA Safety, Inc.	16,100	$925,428
US Ecology, Inc.	15,000	734,250

		1,659,678

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	15,600	629,148

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	10,700	469,516

Machinery – Diversified — 2.0%
Cognex Corp. (a)	13,300	510,720
IDEX Corp.	4,600	371,404
Nordson Corp.	14,700	1,178,793

		2,060,917

Manufacturing — 3.4%
AptarGroup, Inc.	20,600	1,380,406
ESCO Technologies, Inc.	21,000	727,440
Matthews International Corp. Class A	19,700	818,929
Myers Industries, Inc.	34,200	687,078

		3,613,853

Metal Fabricate & Hardware — 1.5%
Circor International, Inc.	11,400	879,282
RBC Bearings, Inc.	4,700	301,035
Sun Hydraulics Corp.	10,700	434,420

		1,614,737

Transportation — 7.9%
GasLog Ltd.	36,500	1,163,985
Genesee & Wyoming, Inc. Class A (a)	18,850	1,979,250
Hub Group, Inc. Class A (a)	14,800	745,920
Kirby Corp. (a)	15,550	1,821,527
Landstar System, Inc.	31,300	2,003,200
Teekay Tankers Ltd. Class A (b)	67,400	289,146
Universal Truckload Services, Inc.	14,300	362,648

		8,365,676

		29,515,397

Technology — 4.0%
Semiconductors — 2.2%
Brooks Automation, Inc.	26,400	284,328
Cabot Microelectronics Corp. (a)	18,500	826,025
Entegris, Inc. (a)	37,300	512,689
Teradyne, Inc. (b)	33,600	658,560

		2,281,602

Software — 1.8%
Progress Software Corp. (a)	29,900	718,796
SYNNEX Corp. (a)	16,800	1,223,880

		1,942,676

		4,224,278

	Number of Shares	Value
Utilities — 4.5%
Electric — 3.3%
Black Hills Corp.	9,600	$589,344
Cleco Corp.	20,350	1,199,632
El Paso Electric Co.	18,800	755,948
NorthWestern Corp.	12,700	662,813
Pike Corp. (a)	28,100	251,776

		3,459,513

Gas — 1.2%
PNM Resources, Inc.	16,900	495,677
Southwest Gas Corp.	14,200	749,618

		1,245,295

		4,704,808

TOTAL COMMON STOCK (Cost $63,522,622)		101,329,227

TOTAL EQUITIES (Cost $63,522,622)		101,329,227

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
iShares Russell 2000 Value Index Fund (b)	6,800	702,168
State Street Navigator Securities Lending Prime Portfolio (c)	3,410,486	3,410,486
T. Rowe Price Reserve Investment Fund	1,001	1,001

		4,113,655

TOTAL MUTUAL FUNDS (Cost $3,959,055)		4,113,655

TOTAL LONG-TERM INVESTMENTS (Cost $67,481,677)		105,442,882

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (d)	$3,036,488	3,036,488

TOTAL SHORT-TERM INVESTMENTS (Cost $3,036,488)		3,036,488

TOTAL INVESTMENTS — 102.9% (Cost $70,518,165) (e)		108,479,370

Other Assets/(Liabilities) — (2.9)%		(3,056,269)

NET ASSETS — 100.0%		$105,423,101

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2014, was $3,325,060 or 3.15% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,036,489. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $3,100,249.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.8%
Chemicals — 1.6%
A. Schulman, Inc.	24,734	$957,206
Huntsman Corp.	119,790	3,366,099

		4,323,305

Iron & Steel — 1.2%
Steel Dynamics, Inc.	175,399	3,148,412

		7,471,717

Communications — 5.9%
Internet — 1.4%
CDW Corp.	117,353	3,741,214

Media — 1.3%
Gannett Co., Inc.	108,460	3,395,882

Telecommunications — 3.2%
Amdocs Ltd.	65,498	3,034,522
Anixter International, Inc.	23,220	2,323,626
Harris Corp.	42,100	3,189,075

		8,547,223

		15,684,319

Consumer, Cyclical — 16.6%
Automotive & Parts — 5.6%
Dana Holding Corp.	151,703	3,704,587
Lear Corp.	43,076	3,847,548
Tenneco, Inc. (a)	56,871	3,736,425
TRW Automotive Holdings Corp. (a)	39,884	3,570,416

		14,858,976

Distribution & Wholesale — 0.9%
WESCO International, Inc. (a)	28,100	2,427,278

Home Builders — 3.1%
Meritage Home Corp. (a)	78,364	3,307,744
PulteGroup, Inc.	134,660	2,714,746
Thor Industries, Inc.	39,020	2,219,067

		8,241,557

Retail — 7.0%
Bloomin’ Brands, Inc. (a)	110,660	2,482,104
Brown Shoe Co., Inc.	52,630	1,505,744
The Children’s Place Retail Store, Inc.	58,054	2,881,220
DineEquity, Inc.	27,970	2,223,335
GameStop Corp. Class A	67,533	2,733,061
Insight Enterprises, Inc. (a)	85,980	2,643,025
Office Depot, Inc. (a)	725,037	4,125,461

		18,593,950

		44,121,761

	Number of Shares	Value
Consumer, Non-cyclical — 9.1%
Commercial Services — 2.3%
Booz Allen Hamilton Holding Corp.	79,870	$1,696,439
Convergys Corp.	82,906	1,777,504
Genpact Ltd. (a)	144,907	2,540,220

		6,014,163

Foods — 1.4%
Dean Foods Co.	211,854	3,726,512

Health Care – Services — 3.0%
Health Net, Inc. (a)	47,672	1,980,295
LifePoint Hospitals, Inc. (a)	49,130	3,050,973
Molina Healthcare, Inc. (a)	66,560	2,970,573

		8,001,841

Household Products — 1.9%
Avery Dennison Corp.	53,175	2,725,219
Helen of Troy Ltd. (a)	41,030	2,487,649

		5,212,868

Pharmaceuticals — 0.5%
Theravance, Inc. (a)	42,140	1,254,929

		24,210,313

Energy — 4.6%
Oil & Gas — 4.6%
Bill Barrett Corp. (a)	128,976	3,453,977
Cimarex Energy Co.	11,990	1,720,085
Rosetta Resources, Inc. (a)	69,410	3,807,139
Stone Energy Corp. (a)	71,069	3,325,319

		12,306,520

Financial — 29.0%
Banks — 8.1%
Associated Banc-Corp.	133,807	2,419,230
Comerica, Inc.	69,655	3,493,895
Huntington Bancshares, Inc.	346,075	3,301,555
PacWest Bancorp	46,011	1,986,295
Popular, Inc. (a)	97,959	3,348,239
Susquehanna Bancshares, Inc.	164,968	1,742,062
Webster Financial Corp.	68,270	2,153,236
Zions Bancorp	109,375	3,223,281

		21,667,793

Diversified Financial — 0.9%
E*TRADE Financial Corp. (a)	114,024	2,424,150

Insurance — 10.2%
American Financial Group, Inc.	63,830	3,801,715
Aspen Insurance Holdings Ltd.	87,080	3,955,174
Assurant, Inc.	38,070	2,495,488
CNO Financial Group, Inc.	166,320	2,960,496
Essent Group Ltd. (a)	17,860	358,807
Genworth Financial, Inc. Class A (a)	210,260	3,658,524

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PartnerRe Ltd.	33,310	$3,637,785
Unum Group	84,277	2,929,469
Validus Holdings Ltd.	90,440	3,458,426

		27,255,884

Real Estate Investment Trusts (REITS) — 9.0%
BioMed Realty Trust, Inc.	91,118	1,989,106
Camden Property Trust	31,354	2,230,837
DDR Corp.	172,630	3,043,467
DiamondRock Hospitality Co.	240,638	3,084,979
LTC Properties, Inc.	79,260	3,094,310
Medical Properties Trust, Inc.	234,810	3,108,884
Mid-America Apartment Communities, Inc.	35,020	2,558,211
Parkway Properties, Inc.	143,686	2,967,116
STAG Industrial, Inc.	75,350	1,809,154

		23,886,064

Savings & Loans — 0.8%
First Niagara Financial Group, Inc.	232,128	2,028,799

		77,262,690

Industrial — 18.6%
Aerospace & Defense — 0.8%
Spirit AeroSystems Holdings, Inc. Class A (a)	58,960	1,986,952

Electrical Components & Equipment — 0.9%
General Cable Corp.	97,051	2,490,329

Electronics — 6.2%
Arrow Electronics, Inc. (a)	63,003	3,806,011
Avnet, Inc.	81,960	3,631,648
Jabil Circuit, Inc.	168,707	3,525,976
TTM Technologies, Inc. (a)	216,007	1,771,257
Vishay Intertechnology, Inc.	245,416	3,801,494

		16,536,386

Engineering & Construction — 3.5%
AECOM Technology Corp. (a)	77,430	2,493,246
Granite Construction, Inc.	49,505	1,781,190
Tutor Perini Corp. (a)	90,657	2,877,453
URS Corp.	49,480	2,268,658

		9,420,547

Hand & Machine Tools — 0.9%
Kennametal, Inc.	52,910	2,448,675

Machinery – Construction & Mining — 1.1%
Terex Corp.	69,490	2,856,039

Manufacturing — 1.1%
ITT Corp.	61,150	2,941,315

Metal Fabricate & Hardware — 0.6%
Commercial Metals Co.	97,384	1,685,717

Packaging & Containers — 1.0%
Graphic Packaging Holding Co. (a)	234,210	2,740,257

	Number of Shares	Value
Transportation — 2.5%
Con-way, Inc.	62,270	$3,139,031
Ryder System, Inc.	38,360	3,379,132

		6,518,163

		49,624,380

Technology — 6.6%
Computers — 1.7%
Brocade Communications Systems, Inc.	228,550	2,102,660
NCR Corp. (a)	71,250	2,500,162

		4,602,822

Semiconductors — 3.5%
Entegris, Inc. (a)	185,454	2,549,065
Lam Research Corp.	56,825	3,840,234
Teradyne, Inc.	145,620	2,854,152

		9,243,451

Software — 1.4%
Electronic Arts, Inc. (a)	100,310	3,598,120

		17,444,393

Utilities — 6.2%
Electric — 1.3%
Westar Energy, Inc.	92,350	3,526,846

Gas — 4.9%
Atmos Energy Corp.	56,721	3,028,902
PNM Resources, Inc.	117,813	3,455,455
Southwest Gas Corp.	54,180	2,860,162
UGI Corp.	71,110	3,591,055

		12,935,574

		16,462,420

TOTAL COMMON STOCK (Cost $218,319,681)		264,588,513

TOTAL EQUITIES (Cost $218,319,681)		264,588,513

TOTAL LONG-TERM INVESTMENTS (Cost $218,319,681)		264,588,513

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/14, 0.010%, due 7/01/14 (b)	$4,626,207	4,626,207

TOTAL SHORT-TERM INVESTMENTS (Cost $4,626,207)		4,626,207

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.1% (Cost $222,945,888) (c)	$269,214,720

Other Assets/(Liabilities) — (1.1)%	(2,878,498)

NET ASSETS — 100.0%	$266,336,222

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,626,208. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $4,721,761.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$414,152,565	$530,485,035
Short-term investments, at value (Note 2) (b)	3,724,442	25,023,423

Total investments (c)	417,877,007	555,508,458

Foreign currency, at value (d)	53,320	235,597
Receivables from:
Investments sold	1,362,796	1,869,028
Investment adviser (Note 3)	-	-
Fund shares sold	159,652	99,108
Variation margin on open derivative instruments (Note 2)	-	-
Interest and dividends	152,434	688,582
Foreign taxes withheld	5,591	-

Total assets	419,610,800	558,400,773

Liabilities:
Payables for:
Investments purchased	3,187,184	1,385,474
Fund shares repurchased	147,424	1,631,456
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	63,819	110,168
Affiliates (Note 3):
Investment advisory fees	261,995	352,371
Administration fees	-	-
Service fees	16,015	36,289
Due to custodian	-	-
Accrued expense and other liabilities	49,635	59,690

Total liabilities	3,726,072	3,575,448

Net assets	$415,884,728	$554,825,325

Net assets consist of:
Paid-in capital	$182,568,106	$320,232,988
Undistributed (accumulated) net investment income (loss)	(184,046)	14,743,702
Accumulated net realized gain (loss) on investments and foreign currency transactions	84,340,207	36,025,874
Net unrealized appreciation (depreciation) on investments and foreign currency translations	149,160,461	183,822,761

Net assets	$415,884,728	$554,825,325

(a) Cost of investments:	$264,993,238	$346,665,430
(b) Cost of short-term investments:	$3,724,442	$25,023,423
(c) Securities on loan with market value of:	$-	$-
(d) Cost of foreign currency:	$53,275	$233,942

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$423,435,367	$159,200,636	$371,003,792	$204,506,717	$219,762,376
8,072,483	11,417,938	10,358,021	3,163,642	4,180,219

431,507,850	170,618,574	381,361,813	207,670,359	223,942,595

-	-	46,779	-	-

-	-	-	143,489	-
13,254	-	-	2,857	-
34,087	112,951	1,955,307	124,172	97,913
1,676	-	-	-	-
448,518	104,847	1,378,185	111,804	260,330
-	-	531,264	4,045	43,235

432,005,385	170,836,372	385,273,348	208,056,726	224,344,073

419,881	-	36,956	1,835,011	-
159,974	18,975	60,808	24,694	28,769
-	-	14,290,775	-	-
151,246	12,567	78,275	17,266	20,923

36,420	106,772	281,244	121,611	122,504
60,696	14,236	-	17,373	18,847
14,876	3,772	6,686	1,047	2,196
17	-	-	394	-
45,077	30,393	77,673	40,849	33,823

888,187	186,715	14,832,417	2,058,245	227,062

$431,117,198	$170,649,657	$370,440,931	$205,998,481	$224,117,011

$232,835,947	$96,466,184	$304,672,279	$125,562,933	$132,265,741
10,002,363	2,944,470	17,470,680	2,143,655	5,068,534
1,318,458	28,739,636	(22,106,997)	40,883,055	20,351,027
186,960,430	42,499,367	70,404,969	37,408,838	66,431,709

$431,117,198	$170,649,657	$370,440,931	$205,998,481	$224,117,011

$236,570,195	$116,701,269	$300,642,797	$167,097,879	$153,331,717
$8,072,483	$11,417,938	$10,358,021	$3,163,642	$4,180,219
$-	$-	$13,731,032	$-	$-
$-	$-	$46,741	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$388,226,742	$494,094,007

Shares outstanding (a)	21,734,378	34,555,551

Net asset value, offering price and redemption price per share	$17.86	$14.30

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$27,657,986	$60,731,318

Shares outstanding (a)	1,566,542	4,279,249

Net asset value, offering price and redemption price per share	$17.66	$14.19

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$-	$-	$358,714,440	$-	$-

-	-	30,730,868	-	-

$-	$-	$11.67	$-	$-

$91,596,001	$-	$-	$-	$-

3,702,914	-	-	-	-

$24.74	$-	$-	$-	$-

$149,779,961	$164,163,967	$-	$204,114,114	$220,159,422

6,037,878	9,864,279	-	13,588,313	13,397,051

$24.81	$16.64	$-	$15.02	$16.43

$164,486,860	$-	$-	$-	$-

6,632,547	-	-	-	-

$24.80	$-	$-	$-	$-

$-	$-	$11,726,491	$-	$-

-	-	1,010,643	-	-

$-	$-	$11.60	$-	$-

$25,254,376	$6,485,690	$-	$1,884,367	$3,957,589

1,041,216	391,597	-	126,099	242,421

$24.25	$16.56	$-	$14.94	$16.33

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$238,875,683	$142,929,796
Short-term investments, at value (Note 2) (b)	1,977,836	746,227

Total investments (c)	240,853,519	143,676,023

Cash	-	-
Foreign currency, at value (d)	2	2
Receivables from:
Investments sold	-	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	12,768	-
Fund shares sold	112,306	96,089
Interest and dividends	207,967	92,323
Foreign taxes withheld	225,902	9,920

Total assets	241,412,464	143,874,357

Liabilities:
Payables for:
Investments purchased	-	-
Written options outstanding, at value (Note 2) (e)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Foreign currency overdraft	-	-
Fund shares repurchased	40,924	239,967
Securities on loan (Note 2)	1,720,600	-
Trustees’ fees and expenses (Note 3)	23,289	42,643
Affiliates (Note 3):
Investment advisory fees	121,546	60,899
Administration fees	55,150	-
Service fees	4,650	11,095
Accrued expense and other liabilities	81,684	32,320

Total liabilities	2,047,843	386,924

Net assets	$239,364,621	$143,487,433

Net assets consist of:
Paid-in capital	$158,289,863	$135,751,999
Undistributed (accumulated) net investment income (loss)	3,719,654	2,367,144
Accumulated net realized gain (loss) on investments and foreign currency transactions	10,953,036	(38,908,521)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	66,402,068	44,276,811

Net assets	$239,364,621	$143,487,433

(a) Cost of investments:	$172,446,588	$98,653,283
(b) Cost of short-term investments:	$1,977,836	$746,227
(c) Securities on loan with market value of:	$1,679,650	$-
(d) Cost of foreign currency:	$2	$2
(e) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$240,620,321	$119,225,053	$242,602,694	$370,414,565	$427,867,969
5,446,549	-	4,030,328	12,003,952	16,828,801

246,066,870	119,225,053	246,633,022	382,418,517	444,696,770

-	4,766,718	-	2,228	-
-	-	-	-	7,026

1,480,748	694,193	394,868	-	614,865
-	118,986	-	-	-
-	7,480	-	-	-
89,159	54,772	93,703	2,330,511	139,744
379,775	368,810	22,517	397,747	118,031
-	164,397	12,695	49,454	-

248,016,552	125,400,409	247,156,805	385,198,457	445,576,436

193	627,797	3,172,217	-	1,187,614
-	-	-	8,284,950	-
-	141,315	-	-	-
-	13,436	-	-	-
37,554	15,581	30,110	26,946	174,465
-	-	-	-	20,249,328
39,028	2,209	31,530	73,037	76,226

136,501	90,382	132,881	238,546	273,135
-	10,633	-	-	-
9,535	44	1,282	17,910	30,070
36,735	51,821	37,034	62,913	51,196

259,546	953,218	3,405,054	8,704,302	22,042,034

$247,757,006	$124,447,191	$243,751,751	$376,494,155	$423,534,402

$170,012,920	$120,956,949	$143,552,061	$306,561,074	$196,806,093
6,841,960	1,737,776	(252,480)	4,179,581	(1,020,808)
4,306,933	1,078,325	55,179,175	12,962,607	84,901,826
66,595,193	674,141	45,272,995	52,790,893	142,847,291

$247,757,006	$124,447,191	$243,751,751	$376,494,155	$423,534,402

$174,025,417	$118,530,893	$197,329,699	$315,118,466	$285,020,862
$5,446,549	$-	$4,030,328	$12,003,952	$16,828,801
$-	$-	$-	$-	$19,818,755
$-	$(13,434)	$-	$-	$7,024
$-	$-	$-	$5,774,932	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$124,979,415

Shares outstanding (a)	-	9,842,605

Net asset value, offering price and redemption price per share	$-	$12.70

Class I shares:
Net assets	$213,062,820	$-

Shares outstanding (a)	16,361,293	-

Net asset value, offering price and redemption price per share	$13.02	$-

Class II shares:
Net assets	$18,449,351	$-

Shares outstanding (a)	1,395,362	-

Net asset value, offering price and redemption price per share	$13.22	$-

Service Class shares:
Net assets	$-	$18,508,018

Shares outstanding (a)	-	1,466,925

Net asset value, offering price and redemption price per share	$-	$12.62

Service Class I shares:
Net assets	$7,852,450	$-

Shares outstanding (a)	606,969	-

Net asset value, offering price and redemption price per share	$12.94	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$232,344,309	$-	$241,514,952	$347,002,549	$372,300,712

19,138,143	-	16,082,409	23,512,594	21,103,502

$12.14	$-	$15.02	$14.76	$17.64

$-	$-	$-	$-	$-

-	-	-	-	-

$-	$-	$-	$-	$-

$-	$124,333,301	$-	$-	$-

-	12,048,004	-	-	-

$-	$10.32	$-	$-	$-

$15,412,697	$-	$2,236,799	$29,491,606	$51,233,690

1,280,683	-	150,385	2,012,367	2,945,081

$12.03	$-	$14.87	$14.66	$17.40

$-	$113,890	$-	$-	$-

-	11,039	-	-	-

$-	$10.32	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Mid Cap Value Fund	MML PIMCO Total Return Fund
Assets:
Investments, at value (Note 2) (a)	$497,749,462	$421,424,692
Short-term investments, at value (Note 2) (b)	10,344,241	70,859,711

Total investments (c)	508,093,703	492,284,403

Foreign currency, at value (d)	81,568	807,083
Receivables from:
Investments sold	1,760,272	231,739
Investments sold on a when-issued basis (Note 2)	-	20,616,250
Open forward foreign currency contracts (Note 2)	-	342,702
Investment adviser (Note 3)	-	6,871
Fund shares sold	176,186	252,047
Collateral held for open futures contracts (Note 2)	-	36,000
Collateral held for open swap agreements (Note 2)	-	680,000
Variation margin on open derivative instruments (Note 2)	-	392,180
Interest and dividends	1,061,304	2,724,037
Open swap agreements, at value (Note 2)	-	509,058

Total assets	511,173,033	518,882,370

Liabilities:
Payables for:
Investments purchased	1,600,128	11,769,888
Written options outstanding, at value (Note 2) (e)	-	101,605
Open forward foreign currency contracts (Note 2)	179,641	568,355
Fund shares repurchased	3,661,916	80,630
Interest and dividends	-	2,974
Investments purchased on a when-issued basis (Note 2)	-	64,915,664
Securities on loan (Note 2)	-	-
Open swap agreements, at value (Note 2)	-	12,729
Trustees’ fees and expenses (Note 3)	97,389	34,130
Variation margin on open derivative instruments (Note 2)	-	97,880
Collateral pledged for open swap agreements (Note 2)	-	760,000
Collateral pledged for when-issued securities (Note 2)	-	55,000
Affiliates (Note 3):
Investment advisory fees	359,103	184,721
Administration fees	-	36,944
Service fees	16,000	7,996
Due to custodian	-	2,161,402
Accrued expense and other liabilities	58,592	95,461

Total liabilities	5,972,769	80,885,379

Net assets	$505,200,264	$437,996,991

Net assets consist of:
Paid-in capital	$307,784,683	$422,217,509
Undistributed (accumulated) net investment income (loss)	11,723,293	10,449,892
Accumulated net realized gain (loss) on investments and foreign currency transactions	111,013,580	(1,369,717)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	74,678,708	6,699,307

Net assets	$505,200,264	$437,996,991

(a) Cost of investments:	$422,892,280	$415,773,534
(b) Cost of short-term investments:	$10,344,241	$70,859,711
(c) Securities on loan with market value of:	$-	$-
(d) Cost of foreign currency:	$81,523	$804,190
(e) Premiums on written options:	$-	$356,750

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$289,360,605	$105,442,882	$264,588,513
5,770,372	3,036,488	4,626,207

295,130,977	108,479,370	269,214,720

1	-	-

2,540,180	973,918	1,856,428
-	-	-
-	-	-
-	1,716	-
1,128,135	93,277	34,502
-	-	-
-	-	-
-	-	-
140,685	83,838	359,445
-	-	-

298,939,978	109,632,119	271,465,095

2,758,363	587,145	2,428,060
-	-	-
-	-	-
31,866	61,208	2,443,029
-	-	-
-	-	-
22,634,216	3,410,486	-
-	-	-
72,407	16,991	46,174
-	-	-
-	-	-
-	-	-

232,796	74,624	168,942
-	21,948	-
5,224	6,098	8,826
-	-	-
48,866	30,518	33,842

25,783,738	4,209,018	5,128,873

$273,156,240	$105,423,101	$266,336,222

$122,332,786	$33,408,727	$190,308,164
(617,871)	(48,771)	2,681,778
96,313,556	34,101,940	27,077,448
55,127,769	37,961,205	46,268,832

$273,156,240	$105,423,101	$266,336,222

$234,232,937	$67,481,677	$218,319,681
$5,770,372	$3,036,488	$4,626,207
$22,045,506	$3,325,060	$-
$1	$-	$-
$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Mid Cap Value Fund	MML PIMCO Total Return Fund
Initial Class shares:
Net assets	$478,163,773	$-

Shares outstanding (a)	31,786,729	-

Net asset value, offering price and redemption price per share	$15.04	$-

Class II shares:
Net assets	$-	$424,489,831

Shares outstanding (a)	-	39,870,851

Net asset value, offering price and redemption price per share	$-	$10.65

Service Class shares:
Net assets	$27,036,491	$-

Shares outstanding (a)	1,812,933	-

Net asset value, offering price and redemption price per share	$14.91	$-

Service Class I shares:
Net assets	$-	$13,507,160

Shares outstanding (a)	-	1,276,995

Net asset value, offering price and redemption price per share	$-	$10.58

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$264,118,515	$-	$251,121,899

11,163,044	-	16,774,633

$23.66	$-	$14.97

$-	$95,240,845	$-

-	3,872,560	-

$-	$24.59	$-

$9,037,725	$-	$15,214,323

388,676	-	1,023,260

$23.25	$-	$14.87

$-	$10,182,256	$-

-	418,897	-

$-	$24.31	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,522,151	$7,845,929
Interest	104	4,841
Securities lending net income	-	-

Total investment income	1,522,255	7,850,770

Expenses (Note 3):
Investment advisory fees	1,532,916	2,061,568
Custody fees	27,023	28,641
Audit fees	16,692	16,446
Legal fees	1,139	1,667
Proxy fees	510	510
Shareholder reporting fees	22,993	32,034
Trustees’ fees	13,381	18,631

	1,614,654	2,159,497
Administration fees:
Class I	-	-
Class II	-	-
Class III	-	-
Service Class I	-	-
Service fees:
Service Class	30,724	69,855
Service Class I	-	-

Total expenses	1,645,378	2,229,352
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	-
Service Class I fees reimbursed by adviser	-	-
Class II administrative fees waived	-	-
Class III administrative fees waived	-	-

Net expenses	1,645,378	2,229,352

Net investment income (loss)	(123,123)	5,621,418

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	44,975,077	29,084,444
Futures contracts	-	-
Foreign currency transactions	(138)	4,785

Net realized gain (loss)	44,974,939	29,089,229

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(33,211,587)	(3,074,433)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	15	(58)

Net change in unrealized appreciation (depreciation)	(33,211,572)	(3,074,491)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	11,763,367	26,014,738

Net increase (decrease) in net assets resulting from operations	$11,640,244	$31,636,156

(a) Net of withholding tax of:	$1,199	$76,314

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$4,154,493	$3,075,575	$11,423,916	$1,509,156	$2,577,830
541	567	3,119	104	209
-	-	239,333	-	-

4,155,034	3,076,142	11,666,368	1,509,260	2,578,039

204,842	605,861	1,661,355	723,893	711,661
18,653	6,401	97,447	28,889	11,003
16,686	16,316	19,634	16,333	16,334
1,068	417	1,222	572	621
510	510	510	510	510
21,935	9,809	22,214	12,718	12,883
12,765	5,245	12,867	7,039	7,153

276,459	644,559	1,815,249	789,954	760,165

135,069	-	-	-	-
134,762	77,962	-	102,637	107,912
38,832	-	-	-	-
33,682	2,820	-	776	1,575

-	-	11,757	-	-
28,068	7,049	-	1,941	3,937

646,872	732,390	1,827,006	895,308	873,589

-	-	-	(14,242)	-
-	-	-	(113)	-
(35,464)	-	-	-	-
(38,832)	-	-	-	-

572,576	732,390	1,827,006	880,953	873,589

3,582,458	2,343,752	9,839,362	628,307	1,704,450

2,936,022	13,845,141	4,376,629	27,228,899	10,798,424
821,840	-	-	-	-
-	-	(86,761)	-	657

3,757,862	13,845,141	4,289,868	27,228,899	10,799,081

21,187,244	(6,087,031)	(40,437)	(20,424,787)	879,427
(242,809)	-	-	-	-
-	-	4,237	-	(12)

20,944,435	(6,087,031)	(36,200)	(20,424,787)	879,415

24,702,297	7,758,110	4,253,668	6,804,112	11,678,496

$28,284,755	$10,101,862	$14,093,030	$7,432,419	$13,382,946

$444	$-	$887,565	$7,013	$27,549

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$2,705,517	$1,182,444
Interest	188	40
Securities lending net income	51,565	-

Total investment income	2,757,270	1,182,484

Expenses (Note 3):
Investment advisory fees	661,006	352,399
Custody fees	46,384	13,282
Audit fees	18,102	16,310
Legal fees	504	393
Proxy fees	510	510
Shareholder reporting fees	11,240	9,152
Trustees’ fees	6,233	4,639

	743,979	396,685
Administration fees:
Class I	273,222	-
Class II	16,282	-
Service Class I	9,920	-
Service fees:
Service Class	-	21,618
Service Class I	8,858	-

Total expenses	1,052,261	418,303
Expenses waived (Note 3):
Class I fees reimbursed by adviser	(53,976)	-
Class II fees reimbursed by adviser	(5,003)	-
Service Class I fees reimbursed by adviser	(1,960)	-

Net expenses	991,322	418,303

Net investment income (loss)	1,765,948	764,181

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	7,210,451	9,776,416
Written options	-	-
Foreign currency transactions	(44,337)	(859)

Net realized gain (loss)	7,166,114	9,775,557

Net change in unrealized appreciation (depreciation) on:
Investment transactions	2,897,477	(3,477,359)
Written options	-	-
Translation of assets and liabilities in foreign currencies	(8,509)	(20)

Net change in unrealized appreciation (depreciation)	2,888,968	(3,477,379)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	10,055,082	6,298,178

Net increase (decrease) in net assets resulting from operations	$11,821,030	$7,062,359

(a) Net of withholding tax of:	$211,016	$17,882

+	Fund commenced operations on January 7, 2014.
*	Service Class I shares commenced operations on May 1, 2014.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML International Equity Fund+	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$3,240,500	$2,266,356	$601,727	$2,919,863	$1,393,468
308	183	201	1,397	2,008
-	-	-	-	52,010

3,240,808	2,266,539	601,928	2,921,260	1,447,486

788,433	449,410	783,841	1,058,381	1,580,200
16,499	83,553	12,000	140,767	26,086
16,636	17,044	16,343	16,338	16,694
666	635	683	705	1,205
510	495	510	510	510
13,289	14,438	14,365	14,498	23,453
7,659	3,887	7,989	7,518	13,555

843,692	569,462	835,731	1,238,717	1,661,703

-	-	-	-	-
-	52,854	-	-	-
-	18 *	-	-	-

18,592	-	2,441	35,349	58,215
-	44 *	-	-	-

862,284	622,378	838,172	1,274,066	1,719,918

-	-	-	-	-
-	(93,603)	-	-	-
-	(12)	-	-	-

862,284	528,763	838,172	1,274,066	1,719,918

2,378,524	1,737,776	(236,244)	1,647,194	(272,432)

6,336,833	1,239,625	24,443,595	(545,184)	31,212,588
-	-	-	(9,084,537)	-
(6,996)	(161,300)	-	3,023	667

6,329,837	1,078,325	24,443,595	(9,626,698)	31,213,255

2,616,984	694,160	(17,885,701)	17,139,092	(5,502,087)
-	-	-	795,252	-
239	(20,019)	-	(2,502)	221

2,617,223	674,141	(17,885,701)	17,931,842	(5,501,866)

8,947,060	1,752,466	6,557,894	8,305,144	25,711,389

$11,325,584	$3,490,242	$6,321,650	$9,952,338	$25,438,957

$38,437	$216,981	$-	$334	$9,961

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	MML Mid Cap Value Fund	MML PIMCO Total Return Fund
Investment income (Note 2):
Dividends (a)	$5,847,658	$44,688
Interest	554	3,762,008
Securities lending net income	-	-

Total investment income	5,848,212	3,806,696

Expenses (Note 3):
Investment advisory fees	2,052,042	1,053,880
Custody fees	36,530	77,436
Audit fees	16,719	44,162
Legal fees	1,438	1,152
Proxy fees	510	510
Shareholder reporting fees	28,012	22,423
Trustees’ fees	16,206	13,199

	2,151,457	1,212,762
Administration fees:
Class II	-	204,659
Service Class I	-	6,117
Service fees:
Service Class	30,576	-
Service Class I	-	15,293

Total expenses	2,182,033	1,438,831
Expenses waived (Note 3):
Class II fees reimbursed by adviser	-	(51,940)
Service Class I fees reimbursed by adviser	-	(1,553)

Net expenses	2,182,033	1,385,338

Net investment income (loss)	3,666,179	2,421,358

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	37,353,526	2,690,717
Futures contracts	-	1,446,065
Written options	-	266,526
Swap agreements	-	32,553
Foreign currency transactions	(71,283)	(450,765)

Net realized gain (loss)	37,282,243	3,985,096

Net change in unrealized appreciation (depreciation) on:
Investment transactions	7,064,537	5,895,378
Futures contracts	-	1,572,325
Written options	-	206,838
Forward sale commitments	-	(6,918)
Swap agreements	-	(2,416,866)
Translation of assets and liabilities in foreign currencies	(53,228)	657,624

Net change in unrealized appreciation (depreciation)	7,011,309	5,908,381

Net realized gain (loss) and change in unrealized appreciation (depreciation)	44,293,552	9,893,477

Net increase (decrease) in net assets resulting from operations	$47,959,731	$12,314,835

(a) Net of withholding tax of:	$59,803	$-

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$853,555	$665,315	$2,323,790
113	138	111
56,322	9,117	-

909,990	674,570	2,323,901

1,376,834	439,945	974,784
27,585	9,153	14,672
17,665	16,601	16,338
833	386	563
510	510	510
16,819	7,829	13,764
9,316	3,884	7,670

1,449,562	478,308	1,028,301

-	117,326	-
-	12,070	-

10,234	-	16,753
-	12,070	-

1,459,796	619,774	1,045,054

-	(11,327)	-
-	(1,156)	-

1,459,796	607,291	1,045,054

(549,806)	67,279	1,278,847

28,676,396	6,808,225	22,262,269
-	-	-
-	-	-
-	-	-
(63)	(1,174)	-

28,676,333	6,807,051	22,262,269

(18,528,123)	(3,825,671)	(2,308,906)
-	-	-
-	-	-
-	-	-
-	-	-
101	7	-

(18,528,022)	(3,825,664)	(2,308,906)

10,148,311	2,981,387	19,953,363

$9,598,505	$3,048,666	$21,232,210

$1,025	$169	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(123,123)	$(95,067)
Net realized gain (loss) on investment transactions	44,974,939	42,521,155
Net change in unrealized appreciation (depreciation) on investments	(33,211,572)	94,434,187

Net increase (decrease) in net assets resulting from operations	11,640,244	136,860,275

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(821,345)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(9,913)
Service Class I	-	-

Total distributions from net investment income	-	(831,258)

From net realized gains:
Initial Class	-	(32,280,599)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	(1,635,935)
Service Class I	-	-

Total distributions from net realized gains	-	(33,916,534)

Net fund share transactions (Note 5):
Initial Class	(52,332,573)	11,149,065
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	3,614,739	3,560,334
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(48,717,834)	14,709,399

Total increase (decrease) in net assets	(37,077,590)	116,821,882
Net assets
Beginning of period	452,962,318	336,140,436

End of period	$415,884,728	$452,962,318

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(184,046)	$(60,923)

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$5,621,418	$9,217,446	$3,582,458	$6,586,658
29,089,229	37,762,416	3,757,862	5,394,902
(3,074,491)	100,712,505	20,944,435	88,789,128

31,636,156	147,692,367	28,284,755	100,770,688

-	(9,755,151)	-	-
-	-	-	(1,370,225)
-	-	-	(2,060,170)
-	-	-	(2,527,726)
-	(824,404)	-	-
-	-	-	(268,166)

-	(10,579,555)	-	(6,226,287)

-	-	-	-
-	-	-	(271,764)
-	-	-	(374,362)
-	-	-	(427,558)
-	-	-	-
-	-	-	(52,886)

-	-	-	(1,126,570)

(90,753,424)	(47,334,603)	-	-
-	-	(7,307,785)	(8,536,399)
-	-	(1,503,684)	(353,791)
-	-	(1,731,514)	1,203,505
2,717,976	3,952,705	-	-
-	-	2,256,404	7,408,938

(88,035,448)	(43,381,898)	(8,286,579)	(277,747)

(56,399,292)	93,730,914	19,998,176	93,140,084

611,224,617	517,493,703	411,119,022	317,978,938

$554,825,325	$611,224,617	$431,117,198	$411,119,022

$14,743,702	$9,122,284	$10,002,363	$6,419,905

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,343,752	$605,783
Net realized gain (loss) on investment transactions	13,845,141	14,894,498
Net change in unrealized appreciation (depreciation) on investments	(6,087,031)	33,974,350

Net increase (decrease) in net assets resulting from operations	10,101,862	49,474,631

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Service Class	-	-

Total distributions from net investment income	-	-

From net realized gains:
Class II	-	(2,056,722)
Service Class I	-	(40,162)

Total distributions from net realized gains	-	(2,096,884)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(12,168,305)	(16,334,701)
Service Class	-	-
Service Class I	1,101,595	3,448,372

Increase (decrease) in net assets from fund share transactions	(11,066,710)	(12,886,329)

Total increase (decrease) in net assets	(964,848)	34,491,418
Net assets
Beginning of period	171,614,505	137,123,087

End of period	$170,649,657	$171,614,505

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,944,470	$600,718

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Growth Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$9,839,362	$7,986,225	$628,307	$1,522,401
4,289,868	4,771,849	27,228,899	13,875,240
(36,200)	64,905,933	(20,424,787)	44,061,762

14,093,030	77,664,007	7,432,419	59,459,403

-	(7,749,572)	-	-
-	(126,024)	-	-

-	(7,875,596)	-	-

-	-	-	(176,790)
-	-	-	(766)

-	-	-	(177,556)

(67,349,177)	(11,335,137)	-	-
-	-	(40,089,359)	(2,043,186)
2,983,698	330,781	-	-
-	-	465,711	598,930

(64,365,479)	(11,004,356)	(39,623,648)	(1,444,256)

(50,272,449)	58,784,055	(32,191,229)	57,837,591

420,713,380	361,929,325	238,189,710	180,352,119

$370,440,931	$420,713,380	$205,998,481	$238,189,710

$17,470,680	$7,631,318	$2,143,655	$1,515,348

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,704,450	$3,376,405
Net realized gain (loss) on investment transactions	10,799,081	9,620,457
Net change in unrealized appreciation (depreciation) on investments	879,415	43,174,767

Net increase (decrease) in net assets resulting from operations	13,382,946	56,171,629

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	(3,428,702)
Service Class	-	-
Service Class I	-	(21,843)

Total distributions from net investment income	-	(3,450,545)

From net realized gains:
Class II	-	(7,095,794)
Service Class I	-	(43,969)

Total distributions from net realized gains	-	(7,139,763)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	(26,723,361)	2,908,411
Service Class	-	-
Service Class I	1,083,838	2,029,846

Increase (decrease) in net assets from fund share transactions	(25,639,523)	4,938,257

Total increase (decrease) in net assets	(12,256,577)	50,519,578
Net assets
Beginning of period	236,373,588	185,854,010

End of period	$224,117,011	$236,373,588

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,068,534	$3,364,084

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$1,765,948	$1,780,870	$764,181	$1,650,601
7,166,114	11,249,758	9,775,557	13,637,046
2,888,968	27,068,087	(3,477,379)	23,484,350

11,821,030	40,098,715	7,062,359	38,771,997

-	-	-	(1,618,014)
-	(1,585,115)	-	-
-	(204,676)	-	-
-	-	-	(173,449)
-	(57,420)	-	-

-	(1,847,211)	-	(1,791,463)

-	-	-	-
-	-	-	-

-	-	-	-

-	-	(10,308,895)	(20,020,941)
52,620,045	(14,742,778)	-	-
(1,063,517)	(1,816,143)	-	-
-	-	484,778	789,448
853,465	1,745,820	-	-

52,409,993	(14,813,101)	(9,824,117)	(19,231,493)

64,231,023	23,438,403	(2,761,758)	17,749,041

175,133,598	151,695,195	146,249,191	128,500,150

$239,364,621	$175,133,598	$143,487,433	$146,249,191

$3,719,654	$1,953,706	$2,367,144	$1,602,963

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,378,524	$4,494,416
Net realized gain (loss) on investment transactions	6,329,837	3,429,699
Net change in unrealized appreciation (depreciation) on investments	2,617,223	39,637,860

Net increase (decrease) in net assets resulting from operations	11,325,584	47,561,975

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,744,150)
Service Class	-	(220,892)

Total distributions from net investment income	-	(3,965,042)

From net realized gains:
Initial Class	-	-
Service Class	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(6,388,092)	15,920,205
Class II	-	-
Service Class	(50,057)	863,277
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(6,438,149)	16,783,482

Total increase (decrease) in net assets	4,887,435	60,380,415
Net assets
Beginning of period	242,869,571	182,489,156

End of period	$247,757,006	$242,869,571

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,841,960	$4,463,436

Distributions in excess of net investment income included in net assets at end of period	$-	$-

+	Fund commenced operations on January 7, 2014.
*	Service Class I shares commenced operations on May 1, 2014.

The accompanying notes are an integral part of the financial statements.

MML International Equity Fund		MML Large Cap Growth Fund
Period Ended June 30, 2014 (Unaudited)+		Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$1,737,776		$(236,244)	$6,136
1,078,325		24,443,595	30,863,487
674,141		(17,885,701)	38,368,865

3,490,242		6,321,650	69,238,488

-		-	(904,755)
-		-	(2,705)

-		-	(907,460)

-		-	(12,258,471)
-		-	(82,988)

-		-	(12,341,459)

-		(33,070,198)	6,892,088
120,843,201		-	-
-		320,711	25,881
113,748	*	-	-

120,956,949		(32,749,487)	6,917,969

124,447,191		(26,427,837)	62,907,538

-		270,179,588	207,272,050

$124,447,191		$243,751,751	$270,179,588

$1,737,776		$(252,480)	$-

$-		$-	$(16,236)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Managed Volatility Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,647,194	$2,639,085
Net realized gain (loss) on investment transactions	(9,626,698)	36,394,354
Net change in unrealized appreciation (depreciation) on investments	17,931,842	(2,073,041)

Net increase (decrease) in net assets resulting from operations	9,952,338	36,960,398

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(2,720,569)
Service Class	-	(320,704)

Total distributions from net investment income	-	(3,041,273)

From net realized gains:
Initial Class	-	-
Service Class	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	134,516,622	(20,095,019)
Service Class	271,847	1,998,470

Increase (decrease) in net assets from fund share transactions	134,788,469	(18,096,549)

Total increase (decrease) in net assets	144,740,807	15,822,576
Net assets
Beginning of period	231,753,348	215,930,772

End of period	$376,494,155	$231,753,348

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$4,179,581	$2,532,387

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$(272,432)	$(920,841)	$3,666,179	$7,580,827
31,213,255	55,972,735	37,282,243	82,015,977
(5,501,866)	70,010,672	7,011,309	39,157,919

25,438,957	125,062,566	47,959,731	128,754,723

-	(1,033,071)	-	(8,519,710)
-	(40,345)	-	(345,178)

-	(1,073,416)	-	(8,864,888)

-	(22,514,574)	-	(18,096,855)
-	(2,301,829)	-	(810,534)

-	(24,816,403)	-	(18,907,389)

(22,055,460)	(49,219,871)	(34,739,348)	(67,310,235)
4,475,657	5,837,267	1,245,744	3,095,519

(17,579,803)	(43,382,604)	(33,493,604)	(64,214,716)

7,859,154	55,790,143	14,466,127	36,767,730

415,675,248	359,885,105	490,734,137	453,966,407

$423,534,402	$415,675,248	$505,200,264	$490,734,137

$(1,020,808)	$(748,376)	$11,723,293	$8,057,114

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML PIMCO Total Return Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,421,358	$4,641,326
Net realized gain (loss) on investment transactions	3,985,096	(1,700,990)
Net change in unrealized appreciation (depreciation) on investments	5,908,381	(8,927,166)

Net increase (decrease) in net assets resulting from operations	12,314,835	(5,986,830)

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(7,389,774)
Service Class I	-	(186,554)

Total distributions from net investment income	-	(7,576,328)

From net realized gains:
Initial Class	-	-
Class II	-	(3,234,875)
Service Class	-	-
Service Class I	-	(82,699)

Total distributions from net realized gains	-	(3,317,574)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	11,390,181	110,811,238
Service Class	-	-
Service Class I	1,760,716	6,124,863

Increase (decrease) in net assets from fund share transactions	13,150,897	116,936,101

Total increase (decrease) in net assets	25,465,732	100,055,369
Net assets
Beginning of period	412,531,259	312,475,890

End of period	$437,996,991	$412,531,259

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$10,449,892	$8,028,534

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund		MML Small Company Value Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$(549,806)	$(1,247,580)	$67,279	$(64,861)
28,676,333	70,874,164	6,807,051	28,004,058
(18,528,022)	43,258,294	(3,825,664)	7,190,219

9,598,505	112,884,878	3,048,666	35,129,416

-	-	-	(1,471,311)
-	-	-	(88,293)

-	-	-	(1,559,604)

-	(16,238,406)	-	-
-	-	-	(3,313,973)
-	(409,665)	-	-
-	-	-	(220,013)

-	(16,648,071)	-	(3,533,986)

(18,210,489)	(77,865,410)	-	-
-	-	(5,363,923)	(44,595,781)
856,352	(257,543)	-	-
-	-	(45,960)	1,716,386

(17,354,137)	(78,122,953)	(5,409,883)	(42,879,395)

(7,755,632)	18,113,854	(2,361,217)	(12,843,569)

280,911,872	262,798,018	107,784,318	120,627,887

$273,156,240	$280,911,872	$105,423,101	$107,784,318

$(617,871)	$(68,065)	$(48,771)	$(116,050)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small/Mid Cap Value Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,278,847	$1,460,447
Net realized gain (loss) on investment transactions	22,262,269	29,633,752
Net change in unrealized appreciation (depreciation) on investments	(2,308,906)	33,377,829

Net increase (decrease) in net assets resulting from operations	21,232,210	64,472,028

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,269,216)
Service Class	-	(59,171)

Total distributions from net investment income	-	(1,328,387)

Net fund share transactions (Note 5):
Initial Class	(26,177,211)	29,127,124
Service Class	1,342,649	703,016

Increase (decrease) in net assets from fund share transactions	(24,834,562)	29,830,140

Total increase (decrease) in net assets	(3,602,352)	92,973,781
Net assets
Beginning of period	269,938,574	176,964,793

End of period	$266,336,222	$269,938,574

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,681,778	$1,402,931

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$17.35	$(0.00)[d]	$0.51	$0.51	$-	$-	$-	$17.86	2.94%	[b]	$388,227	0.79%	[a]	(0.05%	)[a]
12/31/13	13.50	(0.00)[d]	5.28	5.28	(0.04)	(1.39)	(1.43)	17.35	41.33%		429,689	0.79%		(0.01%	)
12/31/12	11.42	0.03	2.06	2.09	(0.01)	-	(0.01)	13.50	18.31%		321,245	0.80%		0.26%
12/31/11	11.27	0.01	0.14	0.15	(0.00)[d]	-	(0.00)[d]	11.42	1.37%		323,779	0.80%		0.09%
12/31/10	9.71	0.01	1.56	1.57	(0.01)	-	(0.01)	11.27	16.17%		336,211	0.80%		0.06%
12/31/09	6.83	0.01	2.88	2.89	(0.01)	-	(0.01)	9.71	42.38%		182,984	0.83%		0.12%
Service Class
06/30/14[r]	$17.17	$(0.02)	$0.51	$0.49	$-	$-	$-	$17.66	2.85%	[b]	$27,658	1.04%	[a]	(0.29%	)[a]
12/31/13	13.38	(0.04)	5.23	5.19	(0.01)	(1.39)	(1.40)	17.17	41.00%		23,273	1.04%		(0.26%	)
12/31/12	11.34	0.01	2.03	2.04	-	-	-	13.38	17.99%		14,895	1.05%		0.06%
12/31/11	11.22	(0.02)	0.14	0.12	-	-	-	11.34	1.07%		9,476	1.05%		(0.15%	)
12/31/10	9.68	(0.02)	1.56	1.54	-	-	-	11.22	15.91%		7,837	1.05%		(0.20%	)
12/31/09	6.83	(0.01)	2.87	2.86	(0.01)	-	(0.01)	9.68	41.93%		5,600	1.08%		(0.13%	)

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	16%	35%	25%	37%	37%	80%[t]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
t	The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$13.47	$0.14	$0.69	$0.83	$-	$-	$14.30	6.16%	[b]	$494,094	0.79%	[a]	2.07%	[a]
12/31/13	10.57	0.20	2.93	3.13	(0.23)	(0.23)	13.47	29.93%		556,649	0.78%		1.64%
12/31/12	9.20	0.21	1.37	1.58	(0.21)	(0.21)	10.57	17.32%		478,096	0.79%		2.12%
12/31/11	9.44	0.18	(0.26)	(0.08)	(0.16)	(0.16)	9.20	(0.79%	)	511,951	0.79%		1.92%
12/31/10	8.35	0.16	1.06	1.22	(0.13)	(0.13)	9.44	14.95%		550,834	0.79%		1.87%
12/31/09	6.82	0.15	1.56	1.71	(0.18)	(0.18)	8.35	25.19%		430,300	0.81%		2.13%
Service Class
06/30/14[r]	$13.39	$0.12	$0.68	$0.80	$-	$-	$14.19	5.97%	[b]	$60,731	1.04%	[a]	1.82%	[a]
12/31/13	10.52	0.17	2.91	3.08	(0.21)	(0.21)	13.39	29.55%		54,576	1.03%		1.39%
12/31/12	9.16	0.19	1.36	1.55	(0.19)	(0.19)	10.52	17.06%		39,397	1.04%		1.88%
12/31/11	9.40	0.16	(0.26)	(0.10)	(0.14)	(0.14)	9.16	(0.97%	)	30,889	1.04%		1.69%
12/31/10	8.32	0.14	1.06	1.20	(0.12)	(0.12)	9.40	14.70%		24,921	1.04%		1.62%
12/31/09	6.82	0.13	1.54	1.67	(0.17)	(0.17)	8.32	24.74%		16,629	1.06%		1.77%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	3%	15%	15%	22%	16%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/14[r]	$23.14	$0.19	$1.41		$1.60	$-	$-	$-	$24.74	6.91%	[b]	$91,596	0.43%	[a]	N/A		1.59%	[a]
12/31/13	17.89	0.34	5.30		5.64	(0.33)	(0.06)	(0.39)	23.14	31.84%		92,853	0.44%		0.44%	[l]	1.65%
12/31/12	15.73	0.32	2.11		2.43	(0.27)	-	(0.27)	17.89	15.47%		79,070	0.45%		0.45%	[l]	1.84%
12/31/11	15.73	0.26	0.00	[d]	0.26	(0.26)	-	(0.26)	15.73	1.71%		74,927	0.44%		N/A		1.62%
12/31/10	13.97	0.23	1.76		1.99	(0.23)	-	(0.23)	15.73	14.51%		81,199	0.45%		N/A		1.60%
12/31/09	11.33	0.22	2.72		2.94	(0.30)	-	(0.30)	13.97	26.15%		74,938	0.46%		0.45%		1.84%
Class II
06/30/14[r]	$23.19	$0.20	$1.42		$1.62	$-	$-	$-	$24.81	6.99%	[b]	$149,780	0.32%	[a]	0.27%	[a]	1.75%	[a]
12/31/13	17.93	0.37	5.31		5.68	(0.36)	(0.06)	(0.42)	23.19	32.02%		141,468	0.33%		0.28%		1.81%
12/31/12	15.76	0.35	2.12		2.47	(0.30)	-	(0.30)	17.93	15.69%		109,646	0.34%		0.29%		2.00%
12/31/11	15.76	0.28	(0.00)[d]		0.28	(0.28)	-	(0.28)	15.76	1.84%		106,050	0.33%		0.28%		1.78%
12/31/10	13.98	0.25	1.77		2.02	(0.24)	-	(0.24)	15.76	14.76%		115,521	0.34%		0.29%		1.76%
12/31/09	11.34	0.24	2.72		2.96	(0.32)	-	(0.32)	13.98	26.33%		137,083	0.35%		0.29%		2.03%
Class III
06/30/14[r]	$23.16	$0.22	$1.42		$1.64	$-	$-	$-	$24.80	7.08%	[b]	$164,487	0.18%	[a]	0.13%	[a]	1.89%	[a]
12/31/13	17.91	0.40	5.29		5.69	(0.38)	(0.06)	(0.44)	23.16	32.17%		155,356	0.19%		0.14%		1.95%
12/31/12	15.74	0.37	2.12		2.49	(0.32)	-	(0.32)	17.91	15.87%		119,034	0.20%		0.15%		2.14%
12/31/11	15.75	0.31	(0.02)		0.29	(0.30)	-	(0.30)	15.74	1.96%		106,669	0.19%		0.14%		1.92%
12/31/10	13.97	0.27	1.77		2.04	(0.26)	-	(0.26)	15.75	14.93%		106,015	0.20%		0.15%		1.90%
12/31/09	11.33	0.26	2.72		2.98	(0.34)	-	(0.34)	13.97	26.57%		89,566	0.21%		0.15%		2.17%
Service Class I
06/30/14[r]	$22.72	$0.15	$1.38		$1.53	$-	$-	$-	$24.25	6.73%	[b]	$25,254	0.69%	[a]	N/A		1.34%	[a]
12/31/13	17.62	0.29	5.20		5.49	(0.33)	(0.06)	(0.39)	22.72	31.49%		21,443	0.69%		0.69%	[l]	1.40%
12/31/12	15.53	0.28	2.08		2.36	(0.27)	-	(0.27)	17.62	15.21%		10,229	0.70%		0.70%	[l]	1.63%
12/31/11	15.59	0.22	0.00	[d]	0.22	(0.28)	-	(0.28)	15.53	1.47%		6,231	0.69%		N/A		1.40%
12/31/10	13.88	0.20	1.73		1.93	(0.22)	-	(0.22)	15.59	14.22%		3,284	0.70%		N/A		1.39%
12/31/09	11.32	0.18	2.71		2.89	(0.33)	-	(0.33)	13.88	25.83%		1,171	0.71%		0.70%		1.53%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	1%	4%	3%	4%	5%	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/14[r]	$15.64	$0.22	$0.78	$1.00	$-	$-	$-	$-	$16.64	6.39%	[b]	$164,164	0.90%	[a]	N/A		2.92%	[a]
12/31/13	11.49	0.05	4.29	4.34	-	(0.19)	-	(0.19)	15.64	38.05%		166,655	0.90%		0.90%	[l]	0.40%
12/31/12	10.03	0.09	1.98	2.07	(0.09)	(0.52)	-	(0.61)	11.49	20.61%		136,305	0.90%		0.90%	[k]	0.76%
12/31/11[i]	10.00	0.01	0.04	0.05	(0.02)	-	(0.00)[d]	(0.02)	10.03	0.46%	[b]	110,550	1.58%	[a]	0.90%	[a]	1.94%	[a]
Service Class I
06/30/14[r]	$15.58	$0.18	$0.80	$0.98	$-	$-	$-	$-	$16.56	6.29%	[b]	$6,486	1.15%	[a]	N/A		2.39%	[a]
12/31/13	11.48	0.02	4.27	4.29	-	(0.19)	-	(0.19)	15.58	37.64%		4,960	1.15%		1.15%	[k]	0.18%
12/31/12[h]	11.54	0.07	0.47	0.54	(0.08)	(0.52)	-	(0.60)	11.48	4.68%	[b]	818	1.15%	[a]	1.15%	[a,l]	0.91%	[a]

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011
Portfolio turnover rate for all share classes	26%	28%	34%	13%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$11.22	$0.30	$0.15	$0.45	$-	$-	$11.67	4.01%	[b]	$358,714	0.97%	[a]	5.27%	[a]
12/31/13	9.47	0.20	1.75	1.95	(0.20)	(0.20)	11.22	20.80%		412,363	0.97%		2.00%
12/31/12	8.13	0.21	1.32	1.53	(0.19)	(0.19)	9.47	19.06%		355,174	0.97%		2.38%
12/31/11	9.21	0.23	(1.14)	(0.91)	(0.17)	(0.17)	8.13	(9.90%	)	303,229	0.98%		2.50%
12/31/10	8.95	0.16	0.24	0.40	(0.14)	(0.14)	9.21	4.70%		338,495	0.99%		1.85%
12/31/09	7.08	0.16	1.90	2.06	(0.19)	(0.19)	8.95	29.28%		288,815	1.01%		2.08%
Service Class
06/30/14[r]	$11.16	$0.30	$0.14	$0.44	$-	$-	$11.60	3.94%	[b]	$11,726	1.22%	[a]	5.36%	[a]
12/31/13	9.43	0.17	1.74	1.91	(0.18)	(0.18)	11.16	20.42%		8,350	1.22%		1.71%
12/31/12	8.10	0.18	1.32	1.50	(0.17)	(0.17)	9.43	18.74%		6,756	1.22%		2.13%
12/31/11	9.18	0.20	(1.12)	(0.92)	(0.16)	(0.16)	8.10	(10.13%	)	5,615	1.23%		2.23%
12/31/10	8.92	0.13	0.26	0.39	(0.13)	(0.13)	9.18	4.54%		5,857	1.24%		1.56%
12/31/09	7.07	0.15	1.89	2.04	(0.19)	(0.19)	8.92	29.01%		4,313	1.26%		1.88%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	6%[t]	20%	15%	9%	8%	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
t	The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/14[r]	$14.46	$0.04	$0.52	$0.56	$-	$-	$-	$15.02	3.87%	[b]	$204,114	0.86%	[a]	0.85%	[a]	0.61%	[a]
12/31/13	10.94	0.09	3.44	3.53	-	(0.01)	(0.01)	14.46	32.29%		236,837	0.86%		0.85%		0.72%
12/31/12	9.95	0.09	1.23	1.32	(0.09)	(0.24)	(0.33)	10.94	13.14%		179,834	0.87%		0.85%		0.79%
12/31/11[i]	10.00	(0.00)[d]	(0.05)	(0.05)	-	-	-	9.95	(0.50%	)[b]	149,274	1.41%	[a]	0.85%	[a]	(0.05%	)[a]
Service Class I
06/30/14[r]	$14.40	$0.03	$0.51	$0.54	$-	$-	$-	$14.94	3.75%	[b]	$1,884	1.11%	[a]	1.10%	[a]	0.38%	[a]
12/31/13	10.92	0.06	3.43	3.49	-	(0.01)	(0.01)	14.40	31.98%		1,353	1.11%		1.10%		0.45%
12/31/12[h]	11.50	0.07	(0.33)	(0.26)	(0.08)	(0.24)	(0.32)	10.92	(2.32%	)[b]	518	1.12%	[a]	1.10%	[a]	0.94%	[a]

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011
Portfolio turnover rate for all share classes	31%	61%	66%	0%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/14[r]	$15.46	$0.12	$0.85	$0.97	$-	$-	$-	$16.43	6.27%	[b]	$220,159	0.79%	[a]	N/A		1.56%	[a]
12/31/13	12.45	0.23	3.54	3.77	(0.25)	(0.51)	(0.76)	15.46	30.91%		233,724	0.79%		0.79%	[l]	1.61%
12/31/12	10.88	0.24	1.53	1.77	(0.17)	(0.03)	(0.20)	12.45	16.31%		185,473	0.80%		0.80%	[l]	1.98%
12/31/11	11.08	0.18	(0.37)	(0.19)	-	(0.01)	(0.01)	10.88	(1.68%	)	172,645	0.81%		0.80%		1.65%
12/31/10[g]	10.00	0.06	1.10	1.16	(0.05)	(0.03)	(0.08)	11.08	11.59%	[b]	126,691	0.90%	[a]	0.80%	[a]	1.51%	[a]
Service Class I
06/30/14[r]	$15.37	$0.10	$0.86	$0.96	$-	$-	$-	$16.33	6.25%	[b]	$3,958	1.04%	[a]	N/A		1.32%	[a]
12/31/13	12.42	0.19	3.52	3.71	(0.25)	(0.51)	(0.76)	15.37	30.55%		2,650	1.04%		1.04%	[l]	1.28%
12/31/12[h]	12.16	0.14	0.33	0.47	(0.18)	(0.03)	(0.21)	12.42	3.90%	[b]	381	1.05%	[a]	1.05%	[a,l]	1.78%	[a]

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010
Portfolio turnover rate for all share classes	7%	22%	24%	14%	10%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/14[r]	$12.44	$0.10	$0.48	$0.58	$-	$-	$13.02	4.66%	[b]	$213,063	0.96%	[a]	0.90%	[a]	1.61%	[a]
12/31/13	9.82	0.12	2.63	2.75	(0.13)	(0.13)	12.44	28.13%		149,796	0.96%		0.90%		1.10%
12/31/12	8.02	0.12	1.77	1.89	(0.09)	(0.09)	9.82	23.69%		131,665	0.98%		0.90%		1.33%
12/31/11	8.46	0.11	(0.47)	(0.36)	(0.08)	(0.08)	8.02	(4.24%	)	92,595	1.00%		0.90%		1.28%
12/31/10	7.56	0.08	0.87	0.95	(0.05)	(0.05)	8.46	12.64%		83,762	1.01%		0.90%		1.05%
12/31/09	5.78	0.05	1.80	1.85	(0.07)	(0.07)	7.56	32.06%		65,305	1.14%		0.90%		0.76%
Class II
06/30/14[r]	$12.63	$0.10	$0.49	$0.59	$-	$-	$13.22	4.67%	[b]	$18,449	0.86%	[a]	0.80%	[a]	1.61%	[a]
12/31/13	9.96	0.14	2.66	2.80	(0.13)	(0.13)	12.63	28.34%		18,681	0.86%		0.80%		1.21%
12/31/12	8.13	0.13	1.80	1.93	(0.10)	(0.10)	9.96	23.79%		16,324	0.88%		0.80%		1.45%
12/31/11	8.57	0.12	(0.48)	(0.36)	(0.08)	(0.08)	8.13	(4.15%	)	15,218	0.90%		0.80%		1.42%
12/31/10	7.64	0.09	0.88	0.97	(0.04)	(0.04)	8.57	12.83%		19,095	0.91%		0.80%		1.19%
12/31/09	5.83	0.10	1.76	1.86	(0.05)	(0.05)	7.64	31.96%		20,163	1.04%		0.80%		1.63%
Service Class I
06/30/14[r]	$12.38	$0.08	$0.48	$0.56	$-	$-	$12.94	4.52%	[b]	$7,852	1.21%	[a]	1.15%	[a]	1.30%	[a]
12/31/13	9.78	0.09	2.63	2.72	(0.12)	(0.12)	12.38	27.94%		6,657	1.21%		1.15%		0.82%
12/31/12	8.00	0.09	1.77	1.86	(0.08)	(0.08)	9.78	23.35%		3,707	1.23%		1.15%		1.03%
12/31/11	8.47	0.08	(0.47)	(0.39)	(0.08)	(0.08)	8.00	(4.58%	)	2,330	1.25%		1.15%		0.98%
12/31/10	7.57	0.05	0.89	0.94	(0.04)	(0.04)	8.47	12.46%		1,424	1.26%		1.15%		0.71%
12/31/09	5.80	0.08	1.76	1.84	(0.07)	(0.07)	7.57	31.77%		559	1.39%		1.15%		1.20%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	8%	11%	11%	16%	18%	88%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$12.08	$0.07	$0.55	$0.62	$-	$-	$12.70	5.13%	[b]	$124,979	0.56%	[a]	1.11%	[a]
12/31/13	9.24	0.13	2.85	2.98	(0.14)	(0.14)	12.08	32.53%		129,107	0.57%		1.22%
12/31/12	7.83	0.13	1.39	1.52	(0.11)	(0.11)	9.24	19.49%		116,115	0.58%		1.46%
12/31/11	8.07	0.10	(0.25)	(0.15)	(0.09)	(0.09)	7.83	(1.83%	)	116,867	0.58%		1.23%
12/31/10	7.35	0.08	0.74	0.82	(0.10)	(0.10)	8.07	11.47%		143,556	0.56%		1.06%
12/31/09	5.87	0.09	1.52	1.61	(0.13)	(0.13)	7.35	27.66%		147,773	0.58%		1.51%
Service Class
06/30/14[r]	$12.02	$0.05	$0.55	$0.60	$-	$-	$12.62	4.99%	[b]	$18,508	0.81%	[a]	0.87%	[a]
12/31/13	9.20	0.10	2.84	2.94	(0.12)	(0.12)	12.02	32.20%		17,142	0.82%		0.97%
12/31/12	7.79	0.11	1.39	1.50	(0.09)	(0.09)	9.20	19.32%		12,385	0.83%		1.21%
12/31/11	8.03	0.08	(0.25)	(0.17)	(0.07)	(0.07)	7.79	(2.13%	)	10,090	0.83%		0.97%
12/31/10	7.32	0.06	0.74	0.80	(0.09)	(0.09)	8.03	11.21%		13,294	0.81%		0.82%
12/31/09	5.86	0.07	1.52	1.59	(0.13)	(0.13)	7.32	27.35%		11,212	0.83%		1.05%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	12%	19%	26%	22%	95%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$11.60	$0.11	$0.43	$0.54	$-	$-	$12.14	4.66%	[b]	$232,344	0.70%	[a]	1.98%	[a]
12/31/13	9.48	0.22	2.09	2.31	(0.19)	(0.19)	11.60	24.62%		228,095	0.70%		2.07%
12/31/12	8.56	0.23	0.79	1.02	(0.10)	(0.10)	9.48	11.96%		171,207	0.72%		2.51%
12/31/11	8.37	0.20	0.25	0.45	(0.26)	(0.26)	8.56	5.60%		88,465	0.74%		2.37%
12/31/10	7.82	0.13	0.73	0.86	(0.31)	(0.31)	8.37	11.70%		72,789	0.73%		1.62%
12/31/09	6.68	0.13	1.07	1.20	(0.06)	(0.06)	7.82	18.06%		270,263	0.72%		1.79%
Service Class
06/30/14[r]	$11.51	$0.10	$0.42	$0.52	$-	$-	$12.03	4.52%	[b]	$15,413	0.95%	[a]	1.72%	[a]
12/31/13	9.42	0.20	2.06	2.26	(0.17)	(0.17)	11.51	24.22%		14,775	0.95%		1.82%
12/31/12	8.51	0.20	0.80	1.00	(0.09)	(0.09)	9.42	11.73%		11,282	0.97%		2.23%
12/31/11	8.33	0.18	0.26	0.44	(0.26)	(0.26)	8.51	5.40%		8,466	0.99%		2.18%
12/31/10	7.79	0.13	0.71	0.84	(0.30)	(0.30)	8.33	11.47%		3,953	0.98%		1.64%
12/31/09	6.68	0.11	1.06	1.17	(0.06)	(0.06)	7.79	17.59%		2,406	0.97%		1.59%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	9%	15%	3%	12%	64%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML International Equity Fund

		Income (loss) from investment operations						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/14[g,r]	$10.00	$0.16	$0.16	$0.32	$10.32	3.20%	[b]	$124,333	1.18%	[a]	1.00%	[a]	3.29%	[a]
Service Class I
06/30/14[h,r]	$10.29	$0.08	$(0.05)	$0.03	$10.32	0.29%	[b]	$114	1.31%	[a]	1.25%	[a]	4.39%	[a]

Period ended June 30, 2014[b,g,r]

Portfolio turnover rate for all share classes	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period January 7, 2014 (commencement of operations) through June 30, 2014.
h	For the period May 1, 2014 (commencement of operations) through June 30, 2014.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$14.63	$(0.01)	$0.40	$0.39	$-	$-	$-	$15.02	2.67%	[b]	$241,515	0.69%	[a]	(0.19%	)[a]
12/31/13	11.62	0.00 [d]	3.76	3.76	(0.05)	(0.70)	(0.75)	14.63	33.54%		268,330	0.70%		0.00%	[e]
12/31/12	10.04	0.05	1.54	1.59	(0.01)	-	(0.01)	11.62	15.81%		205,833	0.70%		0.49%
12/31/11	10.45	0.01	(0.40)	(0.39)	(0.02)	-	(0.02)	10.04	(3.69%	)	188,235	0.71%		0.08%
12/31/10	8.80	0.03	1.63	1.66	(0.01)	-	(0.01)	10.45	18.87%		166,552	0.72%		0.36%
12/31/09	6.71	0.03	2.10	2.13	(0.04)	-	(0.04)	8.80	31.75%		41,071	0.81%		0.35%
Service Class
06/30/14[r]	$14.51	$(0.03)	$0.39	$0.36	$-	$-	$-	$14.87	2.48%	[b]	$2,237	0.94%	[a]	(0.43%	)[a]
12/31/13	11.53	(0.03)	3.73	3.70	(0.02)	(0.70)	(0.72)	14.51	33.24%		1,849	0.95%		(0.25%	)
12/31/12	9.99	0.03	1.51	1.54	-	-	-	11.53	15.42%		1,439	0.95%		0.25%
12/31/11	10.40	(0.02)	(0.38)	(0.40)	(0.01)	-	(0.01)	9.99	(3.82%	)	1,176	0.96%		(0.17%	)
12/31/10	8.78	0.01	1.61	1.62	-	-	-	10.40	18.45%		763	0.97%		0.11%
12/31/09	6.71	0.01	2.09	2.10	(0.03)	-	(0.03)	8.78	31.43%		636	1.06%		0.08%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all shares	31%	89%	91%	90%	88%	151%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$14.33	$0.09	$0.34	$0.43	$-	$-	$14.76	3.00%	[b]	$347,003	0.88%	[a]	1.19%	[a]
12/31/13	12.34	0.16	2.02	2.18	(0.19)	(0.19)	14.33	17.78%		203,330	0.88%		1.19%
12/31/12	10.98	0.17	1.27	1.44	(0.08)	(0.08)	12.34	13.19%		193,271	0.83%		1.43%
12/31/11	11.54	0.10	(0.56)	(0.46)	(0.10)	(0.10)	10.98	(3.94%	)	193,403	0.82%		0.89%
12/31/10	10.36	0.08	1.19	1.27	(0.09)	(0.09)	11.54	12.38%		218,666	0.83%		0.79%
12/31/09	8.01	0.07	2.38	2.45	(0.10)	(0.10)	10.36	30.71%		211,859	0.85%		0.77%
Service Class
06/30/14[r]	$14.25	$0.07	$0.34	$0.41	$-	$-	$14.66	2.88%	[b]	$29,492	1.13%	[a]	0.92%	[a]
12/31/13	12.27	0.13	2.02	2.15	(0.17)	(0.17)	14.25	17.56%		28,423	1.13%		0.95%
12/31/12	10.93	0.14	1.26	1.40	(0.06)	(0.06)	12.27	12.83%		22,660	1.08%		1.21%
12/31/11	11.49	0.07	(0.55)	(0.48)	(0.08)	(0.08)	10.93	(4.14%	)	18,508	1.07%		0.64%
12/31/10	10.33	0.06	1.17	1.23	(0.07)	(0.07)	11.49	12.04%		16,519	1.08%		0.56%
12/31/09	8.01	0.04	2.38	2.42	(0.10)	(0.10)	10.33	30.32%		10,807	1.10%		0.47%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	7%	94%	11%	15%	17%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$16.59	$(0.01)	$1.06	$1.05	$-	$-	$-	$17.64	6.33%	[b]	$372,301	0.81%	[a]	(0.10%	)[a]
12/31/13	12.96	(0.03)	4.65	4.62	(0.04)	(0.95)	(0.99)	16.59	36.69%		371,803	0.81%		(0.21%	)
12/31/12	12.08	0.01	1.63	1.64	-	(0.76)	(0.76)	12.96	13.78%		330,731	0.82%		0.04%
12/31/11	12.23	(0.04)	(0.11)	(0.15)	-	-	-	12.08	(1.23%	)	305,757	0.82%		(0.33%	)
12/31/10	9.55	(0.02)	2.70	2.68	-	-	-	12.23	28.06%		330,711	0.82%		(0.20%	)
12/31/09	6.57	(0.02)	3.00	2.98	-	-	-	9.55	45.36%		274,954	0.84%		(0.25%	)
Service Class
06/30/14[r]	$16.38	$(0.03)	$1.05	$1.02	$-	$-	$-	$17.40	6.23%	[b]	$51,234	1.06%	[a]	(0.36%	)[a]
12/31/13	12.81	(0.07)	4.61	4.54	(0.02)	(0.95)	(0.97)	16.38	36.40%		43,873	1.06%		(0.45%	)
12/31/12	11.98	(0.02)	1.61	1.59	-	(0.76)	(0.76)	12.81	13.47%		29,154	1.07%		(0.19%	)
12/31/11	12.17	(0.07)	(0.12)	(0.19)	-	-	-	11.98	(1.56%	)	22,796	1.07%		(0.57%	)
12/31/10	9.52	(0.04)	2.69	2.65	-	-	-	12.17	27.84%		17,236	1.07%		(0.42%	)
12/31/09	6.57	(0.04)	2.99	2.95	-	-	-	9.52	44.90%		9,743	1.09%		(0.50%	)

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	13%	26%	31%	33%	29%	52%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$13.65	$0.11	$1.28	$1.39	$-	$-	$-	$15.04	10.18%	[b]	$478,164	0.88%	[a]	1.51%	[a]
12/31/13	11.11	0.20	3.09	3.29	(0.24)	(0.51)	(0.75)	13.65	30.43%		467,386	0.88%		1.57%
12/31/12	10.17	0.23	1.42	1.65	(0.18)	(0.53)	(0.71)	11.11	16.70%		437,725	0.89%		2.12%
12/31/11	10.46	0.17	(0.25)	(0.08)	(0.21)	-	(0.21)	10.17	(0.64%	)	407,615	0.90%		1.62%
12/31/10	8.85	0.22	1.53	1.75	(0.14)	-	(0.14)	10.46	20.09%		419,863	0.89%		2.36%
12/31/09	6.93	0.15	1.93	2.08	(0.16)	-	(0.16)	8.85	30.31%		375,386	0.91%		1.99%
Service Class
06/30/14[r]	$13.55	$0.09	$1.27	$1.36	$-	$-	$-	$14.91	10.04%	[b]	$27,036	1.13%	[a]	1.28%	[a]
12/31/13	11.04	0.17	3.07	3.24	(0.22)	(0.51)	(0.73)	13.55	30.11%		23,348	1.13%		1.33%
12/31/12	10.12	0.20	1.41	1.61	(0.16)	(0.53)	(0.69)	11.04	16.37%		16,241	1.14%		1.89%
12/31/11	10.41	0.14	(0.23)	(0.09)	(0.20)	-	(0.20)	10.12	(0.81%	)	12,970	1.15%		1.38%
12/31/10	8.83	0.20	1.51	1.71	(0.13)	-	(0.13)	10.41	19.62%		9,686	1.14%		2.14%
12/31/09	6.92	0.13	1.94	2.07	(0.16)	-	(0.16)	8.83	30.20%		6,160	1.16%		1.76%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	32%	71%	81%	106%	125%	159%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML PIMCO Total Return Fund

		Income (loss) from investment operations			Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]
Class II
06/30/14[r]	$10.34	$0.06	$0.25	$0.31	$-	$-	$-	$10.65	3.00%	[b]
12/31/13	10.82	0.13	(0.31)	(0.18)	(0.21)	(0.09)	(0.30)	10.34	(1.63%	)
12/31/12	10.13	0.20	0.70	0.90	(0.21)	-	(0.21)	10.82	8.93%
12/31/11	9.90	0.22	0.02	0.24	(0.01)	-	(0.01)	10.13	2.45%
12/31/10[g]	10.00	0.06	(0.05)	0.01	(0.04)	(0.07)	(0.11)	9.90	0.17%	[b]
Service Class I
06/30/14[r]	$10.29	$0.05	$0.24	$0.29	$-	$-	$-	$10.58	2.82%	[b]
12/31/13	10.79	0.10	(0.30)	(0.20)	(0.21)	(0.09)	(0.30)	10.29	(1.85%	)
12/31/12[h]	10.49	0.10	0.41	0.51	(0.21)	-	(0.21)	10.79	4.94%	[b]

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010
Portfolio turnover rate for all share classes	298%[u]	550%[u]	583%[u]	417%	221%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
o	Excludes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes Treasury roll transactions. Including these transactions, the portfolio turnover would have been 325% for the six months ended June 30, 2014, and 574% and 618%, respectively, for the years ended December 31, 2013 and December 31, 2012.

The accompanying notes are an integral part of the financial statements.

Ratios / Supplemental Data
Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[o]	Ratio of expenses to average daily net assets after expense waivers[j,o]	Ratio of interest expense to average daily net assets[p]	Ratio of expenses to average daily net assets before expense waivers[n]	Ratio of expenses to average daily net assets after expense waivers[j,n]	Net investment income (loss) to average daily net assets[n]

$424,490	0.68%[a]	0.65%[a]	0.00%[a,e]	0.68%[a]	0.65%[a]	1.16%[a]
401,127	0.69%	0.65%	0.00%[e]	0.69%	0.65%	1.23%
306,746	0.72%	0.65%	0.00%[e]	0.72%	0.65%	1.84%
226,663	0.70%	0.65%	N/A	0.70%	0.65%	2.21%
132,798	0.91%[a]	0.65%[a]	0.00%[a,e]	0.91%[a]	0.65%[a]	1.40%[a]

$13,507	0.93%[a]	0.90%[a]	0.00%[a,e]	0.93%[a]	0.90%[a]	0.91%[a]
11,404	0.94%	0.90%	0.00%[e]	0.94%	0.90%	1.00%
5,730	0.97%[a]	0.90%[a]	0.00%[a,e]	0.97%[a]	0.90%[a]	1.45%[a]

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]	Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$22.81	$(0.05)	$0.90	$0.85	$-	$-	$23.66	3.73%[b]	$264,119	1.08%[a]	N/A	(0.40%)[a]
12/31/13	16.30	(0.08)	7.79	7.71	(1.20)	(1.20)	22.81	48.54%	273,041	1.10%	1.08%	(0.43%)
12/31/12	16.05	(0.06)	2.17	2.11	(1.86)	(1.86)	16.30	13.41%	256,961	1.13%	1.12%	(0.38%)
12/31/11	17.70	(0.12)	(0.82)	(0.94)	(0.71)	(0.71)	16.05	(5.23%)	250,279	1.13%	N/A	(0.68%)
12/31/10	14.48	(0.10)	3.32	3.22	-	-	17.70	22.24%	258,833	1.14%	N/A	(0.64%)
12/31/09	10.46	(0.08)	4.10	4.02	-	-	14.48	38.43%	250,006	1.15%	N/A	(0.66%)
Service Class
06/30/14[r]	$22.44	$(0.07)	$0.88	$0.81	$-	$-	$23.25	3.65%[b]	$9,038	1.33%[a]	N/A	(0.65%)[a]
12/31/13	16.09	(0.13)	7.68	7.55	(1.20)	(1.20)	22.44	48.17%	7,871	1.35%	1.34%	(0.69%)
12/31/12	15.91	(0.10)	2.14	2.04	(1.86)	(1.86)	16.09	13.07%	5,837	1.38%	1.37%	(0.63%)
12/31/11	17.59	(0.16)	(0.81)	(0.97)	(0.71)	(0.71)	15.91	(5.43%)	5,120	1.38%	N/A	(0.92%)
12/31/10	14.42	(0.14)	3.31	3.17	-	-	17.59	21.90%	4,440	1.39%	N/A	(0.87%)
12/31/09	10.45	(0.11)	4.08	3.97	-	-	14.42	38.09%	2,616	1.40%	N/A	(0.91%)

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	41%	86%	90%	91%	95%	90%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/14[r]	$23.88	$0.02	$0.69	$0.71	$-	$-	$-	$24.59	3.02%	[b]	$95,241	1.17%	[a]	1.15%	[a]	0.15%	[a]
12/31/13	18.86	(0.01)	5.87	5.86	(0.26)	(0.58)	(0.84)	23.88	31.71%		97,840	1.16%		1.15%		(0.04%	)
12/31/12	16.83	0.19	2.34	2.53	(0.00)[d]	(0.50)	(0.50)	18.86	15.20%		114,274	1.17%		1.15%		1.05%
12/31/11	17.30	(0.01)	(0.23)	(0.24)	-	(0.23)	(0.23)	16.83	(1.26%	)	102,633	1.17%		1.15%		(0.06%	)
12/31/10	15.70	0.06	3.19	3.25	(0.14)	(1.51)	(1.65)	17.30	20.83%		105,829	1.18%		1.15%		0.34%
12/31/09[g]	10.00	0.05	6.07	6.12	(0.04)	(0.38)	(0.42)	15.70	61.26%	[b]	96,203	1.26%	[a]	1.15%	[a]	0.41%	[a]
Service Class I
06/30/14[r]	$23.63	$(0.01)	$0.69	$0.68	$-	$-	$-	$24.31	2.88%	[b]	$10,182	1.42%	[a]	1.40%	[a]	(0.09%	)[a]
12/31/13	18.70	(0.05)	5.79	5.74	(0.23)	(0.58)	(0.81)	23.63	31.34%		9,944	1.41%		1.40%		(0.23%	)
12/31/12	16.73	0.15	2.32	2.47	-	(0.50)	(0.50)	18.70	14.99%		6,354	1.42%		1.40%		0.86%
12/31/11	17.24	(0.05)	(0.23)	(0.28)	-	(0.23)	(0.23)	16.73	(1.56%	)	3,951	1.42%		1.40%		(0.28%	)
12/31/10	15.67	0.03	3.18	3.21	(0.13)	(1.51)	(1.64)	17.24	20.59%		2,581	1.43%		1.40%		0.20%
12/31/09[g]	10.00	0.03	6.04	6.07	(0.02)	(0.38)	(0.40)	15.67	60.83%	[b]	677	1.51%	[a]	1.40%	[a]	0.25%	[a]

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	9%	12%	14%	13%	29%	44%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 27, 2009 (commencement of operations) through December 31, 2009.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$13.80	$0.07	$1.10	$1.17	$-	$-	$14.97	8.48%	[b]	$251,122	0.79%	[a]	0.99%	[a]
12/31/13	10.06	0.09	3.74	3.83	(0.09)	(0.09)	13.80	38.18%		257,210	0.80%		0.74%
12/31/12	8.51	0.08	1.54	1.62	(0.07)	(0.07)	10.06	19.06%		168,248	0.81%		0.82%
12/31/11	9.26	0.05	(0.75)	(0.70)	(0.05)	(0.05)	8.51	(7.50%	)	170,925	0.81%		0.53%
12/31/10	7.35	0.05	1.91	1.96	(0.05)	(0.05)	9.26	26.84%		191,141	0.81%		0.62%
12/31/09	5.21	0.04	2.18	2.22	(0.08)	(0.08)	7.35	42.73%		178,318	0.82%		0.69%
Service Class
06/30/14[r]	$13.72	$0.05	$1.10	$1.15	$-	$-	$14.87	8.38%	[b]	$15,214	1.04%	[a]	0.78%	[a]
12/31/13	10.01	0.06	3.72	3.78	(0.07)	(0.07)	13.72	37.82%		12,729	1.05%		0.47%
12/31/12	8.47	0.06	1.53	1.59	(0.05)	(0.05)	10.01	18.78%		8,717	1.06%		0.60%
12/31/11	9.22	0.03	(0.74)	(0.71)	(0.04)	(0.04)	8.47	(7.70%	)	7,067	1.06%		0.30%
12/31/10	7.33	0.03	1.90	1.93	(0.04)	(0.04)	9.22	26.44%		6,388	1.06%		0.40%
12/31/09	5.21	0.02	2.18	2.20	(0.08)	(0.08)	7.33	42.32%		3,806	1.07%		0.40%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	23%	67%	49%	72%	52%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 19 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

Notes to Financial Statements (Unaudited) (Continued)

The Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2014. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2014, for the remaining Funds’ investments:

	Level 1	Level 2		Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$406,180,234	$7,971,330	*	$-	$414,151,564
Mutual Funds	1,001	-		-	1,001
Short-Term Investments	-	3,724,442		-	3,724,442

Total Investments	$406,181,235	$11,695,772		$-	$417,877,007

Equity Income Fund
Asset Investments
Common Stock	$507,043,170	$9,789,011	*	$-	$516,832,181
Mutual Funds	13,652,854	-		-	13,652,854
Short-Term Investments	-	25,023,423		-	25,023,423

Total Investments	$520,696,024	$34,812,434		$-	$555,508,458

Equity Index Fund
Asset Investments
Common Stock	$423,435,367	$-		$-	$423,435,367
Short-Term Investments	-	8,072,483		-	8,072,483

Total Investments	$423,435,367	$8,072,483		$-	$431,507,850

Asset Derivatives
Futures Contracts	$95,258	$-		$-	$95,258

Foreign Fund
Asset Investments
Common Stock	$45,030,088	$311,637,815	*	$-	$356,667,903
Rights	-	45,114		-	45,114
Mutual Funds	14,290,775	-		-	14,290,775
Short-Term Investments	-	10,358,021		-	10,358,021

Total Investments	$59,320,863	$322,040,950		$-	$381,361,813

Fundamental Value Fund
Asset Investments
Common Stock	$216,616,030	$3,146,346	*	$-	$219,762,376
Short-Term Investments	-	4,180,219		-	4,180,219

Total Investments	$216,616,030	$7,326,565		$-	$223,942,595

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Global Fund
Asset Investments
Common Stock	$133,537,448	$103,617,635	*	$-		$237,155,083
Mutual Funds	1,720,600	-		-		1,720,600
Short-Term Investments	-	1,977,836		-		1,977,836

Total Investments	$135,258,048	$105,595,471		$-		$240,853,519

Growth & Income Fund
Asset Investments
Common Stock	$134,709,289	$7,812,671	*	$-		$142,521,960
Preferred Stock	-	407,836		-		407,836
Short-Term Investments	-	746,227		-		746,227

Total Investments	$134,709,289	$8,966,734		$-		$143,676,023

Income & Growth Fund
Asset Investments
Common Stock	$234,756,986	$5,863,335	*	$-		$240,620,321
Short-Term Investments	-	5,446,549		-		5,446,549

Total Investments	$234,756,986	$11,309,884		$-		$246,066,870

International Equity Fund
Asset Investments
Common Stock	$3,994,741	$115,230,312	*	$-		$119,225,053

Asset Derivatives
Forward Contracts	$-	$118,986		$-		$118,986

Liability Derivatives
Forward Contracts	$-	$(141,315)		$-		$(141,315)

Managed Volatility Fund
Asset Investments
Common Stock	$369,698,074	$-		$-		$369,698,074
Corporate Debt	-	-		0	+	-
Purchased Options	716,491	-		-		716,491
Short-Term Investments	-	12,003,952		-		12,003,952

Total Investments	$370,414,565	$12,003,952		$-		$382,418,517

Liability Derivatives
Written Options	$(8,284,950)	$-		$-		$(8,284,950)

Mid Cap Growth Fund
Asset Investments
Common Stock	$398,485,366	$-		$2,298,011		$400,783,377
Preferred Stock	-	-		1,037,290		1,037,290
Mutual Funds	26,047,302	-		-		26,047,302
Short-Term Investments	-	16,828,801		-		16,828,801

Total Investments	$424,532,668	$16,828,801		$3,335,301		$444,696,770

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Mid Cap Value Fund
Asset Investments
Common Stock	$471,640,041	$13,289,979 *	$-	$484,930,020
Mutual Funds	12,819,442	-	-	12,819,442
Short-Term Investments	-	10,344,241	-	10,344,241

Total Investments	$484,459,483	$23,634,220	$-	$508,093,703

Liability Derivatives
Forward Contracts	$-	$(179,641)	$-	$(179,641)

PIMCO Total Return Fund
Asset Investments
Preferred Stock	$1,201,200	$-	$-	$1,201,200
Bank Loans	-	2,199,051	-	2,199,051
Corporate Debt	-	143,286,581	4,012,222	147,298,803
Municipal Obligations	-	8,221,035	-	8,221,035
Non-U.S. Government Agency Obligations	-	51,700,594	1,404,803	53,105,397
Sovereign Debt Obligations	-	73,117,526	-	73,117,526
U.S. Government Agency Obligations and Instrumentalities	-	83,946,487	-	83,946,487
U.S. Treasury Obligations	-	52,335,193	-	52,335,193
Short-Term Investments	-	70,859,711	-	70,859,711

Total Investments	$1,201,200	$485,666,178	$5,417,025	$492,284,403

Asset Derivatives
Forward Contracts	$-	$342,702	$-	$342,702
Futures Contracts	1,156,870	-	-	1,156,870
Swap Agreements	-	3,267,908	-	3,267,908

Total	$1,156,870	$3,610,610	$-	$4,767,480

Liability Derivatives
Forward Contracts	$-	$(568,355)	$-	$(568,355)
Futures Contracts	(37,984)	-	-	(37,984)
Swap Agreements	-	(759,348)	-	(759,348)
Written Options	-	(101,605)	-	(101,605)

Total	$(37,984)	$(1,429,308)	$-	$(1,467,292)

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$261,477,822	$1,787,635 *	$237,488	$263,502,945
Preferred Stock	-	-	1,407,909	1,407,909
Mutual Funds	24,449,751	-	-	24,449,751
Short-Term Investments	-	5,770,372	-	5,770,372

Total Investments	$285,927,573	$7,558,007	$1,645,397	$295,130,977

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
+	Represents security at $0 value as of June 30, 2014.

Notes to Financial Statements (Unaudited) (Continued)

The following tables show Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2014.

Statements of Assets and Liabilities location:	PIMCO Total Return Fund
Receivables from:
Investments sold on a when-issued basis	X
Collateral held for open futures contracts	X
Collateral held for open swap agreements	X

Payables for:
Investments purchased on a when-issued basis	X
Collateral pledged for open swap agreements	X
Collateral pledged for when-issued securities	X

Statements of Assets and Liabilities location:	Foreign Fund	Global Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Payables for:
Securities on loan	X	X	X	X	X

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/13		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/14
Managed Volatility Fund
Corporate Debt	$-	**	$-	$-	$-	$-	$-	$-	$-	$-	††	$-

Mid Cap Growth Fund
Common Stock	$81,541		$-	$(11)	$660,584	$1,555,897	$-	$-	$-	$2,298,011		$660,584
Preferred Stock	1,473,891		-	-	302,079	-	(738,680)	-	-	1,037,290		343,313

	$1,555,432		$-	$(11)	$962,663	$1,555,897	$(738,680)	$-	$-	$3,335,301		$1,003,897

PIMCO Total Return Fund
Corporate Debt†	$299,520		$-	$-	$(28,049)	$4,040,751	$(300,000)	$-	$-	$4,012,222		$(28,529)
Non U.S. Government Obligations†	-		-	533	(61)	1,457,675	(53,344)	-	-	1,404,803		(61)

	$299,520		$-	$533	$(28,110)	$5,498,426	$(353,344)	$-	$-	$5,417,025		$(28,590)

Small Cap Growth Equity Fund
Common Stock	$265,899		$-	$-	$(28,411)	$-	$-	$-	$-	$237,488		$(28,411)
Preferred Stock	694,301		-	-	414,729	298,879	-	-	-	1,407,909		414,728

	$960,200		$-	$-	$386,318	$298,879	$-	$-	$-	$1,645,397		$386,317

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2013.

Notes to Financial Statements (Unaudited) (Continued)

†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of June 30, 2014.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2014. The Funds recognize transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2014, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	Foreign Fund	International Equity Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management			A		A	A
Directional Exposures to Currencies						A

Futures Contracts**
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Substitution for Direct Investment	A					A

Interest Rate Swaps***
Hedging/Risk Management						A
Duration Management						A
Substitution for Direct Investment						A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Income						A
Substitution for Direct Investment						A

Options (Purchased)
Hedging/Risk Management				A

Options (Written)
Hedging/Risk Management				A		A
Duration/Credit Quality Management						A
Income				A		A
Directional Investment						M

Rights and Warrants
Result of a Corporate Action		A

Notes to Financial Statements (Unaudited) (Continued)

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2014, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$-	$95,258	$-	$-	$95,258

Realized Gain (Loss)#
Futures Contracts	$-	$821,840	$-	$-	$821,840

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(242,809)	$-	$-	$(242,809)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	598	-	-	598

Foreign Fund
Asset Derivatives
Rights*	$-	$45,114	$-	$-	$45,114

Realized Gain (Loss)#
Rights	$-	$3,008	$-	$-	$3,008

Change in Appreciation (Depreciation)##
Rights	$-	$(3,294)	$-	$-	$(3,294)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	109,410	-	-	109,410

International Equity Fund
Asset Derivatives
Forward Contracts*	$-	$-	$118,986	$-	$118,986

Liability Derivatives
Forward Contracts^	$-	$-	$(141,315)	$-	$(141,315)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(242,738)	$-	$(242,738)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(22,329)	$-	$(22,329)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$11,055,158	$-	$11,055,158

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Managed Volatility Fund
Asset Derivatives
Purchased Options*	$-	$716,491	$-	$-	$716,491

Liability Derivatives
Written Options^	$-	$(8,284,950)	$-	$-	$(8,284,950)

Realized Gain (Loss)#
Purchased Options	$-	$(4,238,508)	$-	$-	$(4,238,508)
Written Options	-	(9,084,537)	-	-	(9,084,537)

Total Realized Gain (Loss)	$-	$(13,323,045)	$-	$-	$(13,323,045)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$(260,185)	$-	$-	$(260,185)
Written Options	-	795,252	-	-	795,252

Total Change in Appreciation (Depreciation)	$-	$535,067	$-	$-	$535,067

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,563	-	-	1,563
Written Options	-	1,563	-	-	1,563

Mid Cap Value Fund
Liability Derivatives
Forward Contracts^	$-	$-	$(179,641)	$-	$(179,641)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(77,926)	$-	$(77,926)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(54,484)	$-	$(54,484)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$22,428,418	$-	$22,428,418

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$-	$342,702	$-	$342,702
Futures Contracts^^	-	-	-	1,156,870	1,156,870
Swap Agreements*	434,786	-	-	74,272	509,058
Swap Agreements^^,^^^	301,770	-	-	2,457,080	2,758,850

Total Value	$736,556	$-	$342,702	$3,688,222	$4,767,480

Liability Derivatives
Forward Contracts^	$-	$-	$(568,355)	$-	$(568,355)
Futures Contracts^^	-	-	-	(37,984)	(37,984)
Swap Agreements^	-	-	-	(12,729)	(12,729)
Swap Agreements^^,^^^	-	-	-	(746,619)	(746,619)
Written Options^	-	-	-	(101,605)	(101,605)

Total Value	$-	$-	$(568,355)	$(898,937)	$(1,467,292)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Realized Gain (Loss)#
Forward Contracts	$-	$-	$(383,227)	$-	$(383,227)
Futures Contracts	-	-	-	1,446,065	1,446,065
Swap Agreements	(400,877)	-	-	433,430	32,553
Written Options	-	-	-	266,526	266,526

Total Realized Gain (Loss)	$(400,877)	$-	$(383,227)	$2,146,021	$1,361,917

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$664,925	$-	$664,925
Futures Contracts	-	-	-	1,572,325	1,572,325
Swap Agreements	155,899	-	-	(2,572,765)	(2,416,866)
Written Options	-	-	-	206,838	206,838

Total Change in Appreciation (Depreciation)	$155,899	$-	$664,925	$(793,602)	$27,222

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$147,393,643	$-	$147,393,643
Futures Contracts	-	-	-	2,790	2,790
Swap Agreements	$36,133,333	$-	$-	$256,300,000	$292,433,333
Written Options	-	-	-	47,550,026	47,550,026

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, and rights, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2014.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents the Funds’ derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”), or similar agreement, and net of the related collateral received by the Funds as of June 30, 2014.

Counterparty	Derivative Assets Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
International Equity Fund
State Street Bank and Trust	$118,986	$(118,986)	$-	$-

PIMCO Total Return Fund
Barclays Bank PLC	$316,628	$(196,757)	$(119,871)	$-
Credit Suisse International	288,138	(288,138)	-	-
Goldman Sachs Bank USA	11,027	(4,044)	(6,983)	-
Goldman Sachs Capital	8,871	(8,871)	-	-
Goldman Sachs International	65,760	-	-	65,760
JP Morgan Chase Bank	136,409	(55,563)	-	80,846
UBS AG	24,927	(24,927)	-	-

	$851,760	$(578,300)	$(126,854)	$146,606

The following table presents the Funds’ derivative liabilities by counterparty net of amounts available for offset under a MNA, or similar agreement, and net of the related collateral pledged by the Funds as of June 30, 2014.

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
International Equity Fund
State Street Bank and Trust	$(141,315)	$118,986	$-	$(22,329)

PIMCO Total Return Fund
Barclays Bank PLC	$(196,757)	$196,757	$-	$-
Credit Suisse International	(292,392)	288,138	-	(4,254)
Goldman Sachs Bank USA	(4,044)	4,044	-	-
Goldman Sachs Capital	(25,596)	8,871	-	(16,725)
JP Morgan Chase Bank	(55,563)	55,563	-	-
Royal Bank of Scotland PLC	(78,162)	-	78,162	-
UBS AG	(30,175)	24,927	-	(5,248)

	$(682,689)	$578,300	$78,162	$(26,227)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†	The amount presented here may be less than the total amount shown in the Statement of Assets and Liabilities as some derivatives held by the counterparty are not covered within the master netting agreements.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. Typically, the Fund(s) and counterparties are not permitted to sell, re-pledge, or use the collateral they receive.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2014, are discussed below.

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2014. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
International Equity Fund
Contracts to Deliver
AUD	2,170,000	State Street Bank and Trust	09/17/14	$1,898,468	$(136,620)
CHF	6,150,000	State Street Bank and Trust	12/17/14	7,064,905	118,986
SEK	11,969,000	State Street Bank and Trust	03/18/15	1,782,735	(4,695)

				$10,746,108	$(22,329)

Mid Cap Value Fund
Contracts to Deliver
GBP	2,072,714	Credit Suisse International	07/31/14	$3,516,598	$(29,843)
CAD	15,283,679	JP Morgan Chase Bank	07/31/14	14,219,360	(93,873)
EUR	5,581,465	UBS AG	07/31/14	7,587,611	(55,925)

				$25,323,569	$(179,641)

Notes to Financial Statements (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
PIMCO Total Return Fund
Contracts to Buy
EUR	3,385,000	Barclays Bank PLC	07/02/14	$4,601,843	$33,238

EUR	50,526,000	Credit Suisse International	07/02/14	68,904,857	280,410

MXN	43,995,840	Goldman Sachs Capital	09/23/14	3,372,194	(10)

BRL	540,175	JP Morgan Chase Bank	07/02/14	241,311	3,167
JPY	394,400,000	JP Morgan Chase Bank	07/02/14	3,883,476	9,718

				4,124,787	12,885

BRL	1,079,455	UBS AG	07/02/14	485,255	3,296
BRL	539,280	UBS AG	08/04/14	238,567	3,225

				723,822	6,521

				$81,727,503	$333,044

Contracts to Deliver
CAD	1,541,000	Barclays Bank PLC	09/18/14	$1,416,786	$(24,625)
EUR	3,085,000	Barclays Bank PLC	07/02/14	4,186,086	(38,205)
EUR	1,320,000	Barclays Bank PLC	06/15/15	1,793,365	(17,344)
EUR	1,649,000	Barclays Bank PLC	06/27/16	2,267,457	(11,309)
GBP	3,236,000	Barclays Bank PLC	09/11/14	5,431,655	(103,260)
JPY	30,600,000	Barclays Bank PLC	07/02/14	300,044	(2,014)

				15,395,393	(196,757)

EUR	872,000	Credit Suisse International	07/02/14	1,181,446	(12,584)
EUR	48,643,000	Credit Suisse International	08/05/14	66,362,672	(252,723)
EUR	1,883,000	Credit Suisse International	06/15/15	2,555,919	(27,085)

				70,100,037	(292,392)

EUR	49,676,000	Goldman Sachs Capital	07/02/14	68,030,232	8,871
EUR	2,886,000	Goldman Sachs Capital	08/05/14	3,926,720	(25,586)

				71,956,952	(16,715)

BRL	540,175	JP Morgan Chase Bank	07/02/14	245,255	777
BRL	540,175	JP Morgan Chase Bank	08/04/14	239,116	(3,077)
JPY	363,800,000	JP Morgan Chase Bank	07/02/14	3,571,919	(19,217)
JPY	394,400,000	JP Morgan Chase Bank	08/05/14	3,884,352	(9,826)

				7,940,642	(31,343)

BRL	1,079,455	UBS AG	07/02/14	480,700	(7,851)
EUR	278,000	UBS AG	07/02/14	378,539	(2,126)
EUR	2,934,000	UBS AG	08/05/14	4,006,527	(11,513)

				4,865,766	(21,490)

				$170,258,790	$(558,697)

AUD	Australian Dollar	EUR	Euro	SEK	Swedish Krona
BRL	Brazilian Real	GBP	British Pound
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	JPY	Japanese Yen

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Equity Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	09/19/14	84	$8,200,080	$95,258

PIMCO Total Return Fund
Futures Contracts — Long
3 Month EURIBOR	06/13/16	11	$3,754,279	$995
3 Month EURIBOR	09/19/16	11	3,751,831	961
3 Month EURIBOR	12/19/16	11	3,749,384	1,097
3 Month EURIBOR	03/13/17	11	3,746,936	1,577
90 Day Eurodollar	09/14/15	530	131,559,250	251,845
90 Day Eurodollar	12/14/15	1,026	254,101,725	124,270
90 Day Eurodollar	03/14/16	557	137,613,812	86,147
90 Day Eurodollar	06/13/16	56	13,798,400	6,381
90 Day Eurodollar	09/19/16	82	20,148,425	119,789
90 Day Eurodollar	12/19/16	2	490,125	423
90 Day Eurodollar	03/13/17	2	489,075	498
U.S. Long Bond	09/19/14	185	25,379,688	275,616
U.S. Treasury Note 10 Year	09/19/14	1,019	127,550,141	287,271
U.S. Treasury Note 5 Year	09/30/14	372	44,439,469	(37,984)

				$1,118,886

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Financial Statements (Unaudited) (Continued)

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps — Sell Protection***
OTC Swaps
Barclays Bank PLC	USD	1,600,000	6/20/15	5.000%	CDX.EM.13† (PIMCO Rating: BA+)**	$(97,281)	$133,850	$36,569
Barclays Bank PLC	USD	400,000	12/20/15	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	5,682	(2,308)	3,374
Barclays Bank PLC	USD	400,000	3/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	7,227	(1,930)	5,297
Barclays Bank PLC	USD	1,500,000	3/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	19,131	(6,149)	12,982
Barclays Bank PLC	USD	1,400,000	6/20/16	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	197	20,794	20,991
Barclays Bank PLC	USD	900,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	9,284	(1,303)	7,981
Barclays Bank PLC	USD	800,000	12/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	26,410	(20,149)	6,261
Barclays Bank PLC	USD	1,000,000	6/20/17	1.000%	Italian Government (PIMCO Rating: BAA)**	6,287	3,775	10,062
Barclays Bank PLC	USD	500,000	9/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	19,792	(18,206)	1,586
Barclays Bank PLC	USD	1,500,000	3/20/18	1.000%	United Mexican States (PIMCO Rating: A-)**	26,839	4,377	31,216

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps — Sell Protection*** (Continued)
OTC Swaps (Continued)
Barclays Bank PLC	USD	2,100,000	3/20/19	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	$27,322	$23,411	$50,733
Barclays Bank PLC	USD	2,200,000	3/20/19	1.000%	Prudential Financial, Inc. (PIMCO Rating: A)**	18,943	35,338	54,281
Barclays Bank PLC	USD	100,000	6/20/19	1.000%	Italian Government (PIMCO Rating: BAA)**	1,185	(632)	553
Barclays Bank PLC	USD	200,000	6/20/19	1.000%	Italian Government (PIMCO Rating: BAA)**	2,466	(1,360)	1,106

						73,484	169,508	242,992

Credit Suisse International	USD	800,000	6/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	8,258	(1,164)	7,094
Credit Suisse International	USD	200,000	9/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	7,824	(7,190)	634

						16,082	(8,354)	7,728

Goldman Sachs Bank USA	USD	500,000	6/20/17	1.000%	Italian Government (PIMCO Rating: BAA)**	2,183	2,848	5,031

Goldman Sachs International	USD	1,300,000	12/20/14	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	37,705	(32,175)	5,530
Goldman Sachs International	USD	200,000	6/20/15	1.000%	United Kingdom Gilt (PIMCO Rating: AAA)**	(103)	2,014	1,911
Goldman Sachs International	USD	100,000	3/20/16	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	3,011	(1,685)	1,326
Goldman Sachs International	USD	300,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	6,266	(1,414)	4,852
Goldman Sachs International	USD	1,500,000	3/20/19	1.000%	American International Group (PIMCO Rating: A-)**	13,743	22,615	36,358
Goldman Sachs International	USD	1,300,000	3/20/19	1.000%	Colombia LA (PIMCO Rating: BAA)**	27,665	(11,882)	15,783

						88,287	(22,527)	65,760

JP Morgan Chase Bank	USD	200,000	6/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	5,431	(3,707)	1,724
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	1,516	(609)	907
JP Morgan Chase Bank	USD	100,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	1,042	576	1,618
JP Morgan Chase Bank	USD	1,300,000	3/20/19	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	13,957	20,882	34,839
JP Morgan Chase Bank	USD	3,000,000	3/20/19	1.000%	Mexico LA (PIMCO Rating: A-)**	40,478	15,303	55,781

						62,424	32,445	94,869

UBS AG	USD	100,000	9/20/16	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	2,440	(1,578)	862
UBS AG	USD	1,000,000	9/20/16	1.000%	United Mexican States (PIMCO Rating: A-)**	20,563	(4,388)	16,175
UBS AG	USD	300,000	6/20/17	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	10,616	(9,247)	1,369

						33,619	(15,213)	18,406

Centrally Cleared Swaps
	EUR	9,000,000	6/20/19	1.000%	ITRAXX Europe Series 21† (PIMCO Rating: A-)**	97,757	129,012	226,769
	USD	3,800,000	6/20/19	1.000%	CDX.NA.IG.22† (PIMCO Rating: BAA+)**	12,190	62,811	75,001

						109,947	191,823	301,770

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
PIMCO Total Return Fund* (Continued)
Interest Rate Swaps
OTC Swaps
Barclays Bank PLC	MXN	9,000,000	9/13/17	MXN TIIE Mexican Banxico	Fixed 5.500%	$33,037	$(6,702)	$26,335
Barclays Bank PLC	MXN	14,000,000	9/02/22	MXN TIIE Mexican Banxico	Fixed 6.000%	21,389	(7,326)	14,063

						54,426	(14,028)	40,398

Goldman Sachs Bank USA	BRL	200,000	1/02/17	CETIP Interbank	Fixed 9.095%	(4,044)	-	(4,044)
Goldman Sachs Bank USA	MXN	2,000,000	1/18/19	MXN TIIE Mexican Banxico	Fixed 5.700%	6,568	(572)	5,996

						2,524	(572)	1,952

JP Morgan Chase Bank	MXN	9,000,000	1/18/19	MXN TIIE Mexican Banxico	Fixed 5.700%	30,009	(3,028)	26,981
JP Morgan Chase Bank	MXN	2,000,000	6/05/23	MXN TIIE Mexican Banxixo	Fixed 6.000%	5,831	(4,934)	897

						35,840	(7,962)	27,878

UBS AG	BRL	400,000	1/02/17	CETIP Interbank	Fixed 8.900%	(8,006)	(679)	(8,685)

Centrally Cleared Swaps
	USD	7,100,000	3/18/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	$5,101	$56,321	$61,422
	USD	79,700,000	12/16/16	3-Month USD-LIBOR-BBA	Fixed 1.500%	85,523	61,220	146,743
	USD	10,900,000	6/15/17	3-Month USD-LIBOR-BBA	Fixed 1.750%	(4,898)	292	(4,606)
	USD	74,500,000	9/21/17	3-Month USD-LIBOR-BBA	Fixed 3.000%	125,258	579,160	704,418
	USD	17,400,000	10/15/17	Federal Funds Effective Rate US	Fixed 1.000%	(129,194)	(19,222)	(148,416)
	USD	1,800,000	6/19/24	3-Month USD-LIBOR-BBA	Fixed 4.000%	(4,407)	29,649	25,242
	USD	14,000,000	6/19/43	3-Month USD-LIBOR-BBA	Fixed 2.750%	532,399	986,856	1,519,255
	USD	15,500,000	12/18/43	3-Month USD-LIBOR-BBA	Fixed 3.500%	(1,183,622)	590,025	(593,597)

						(573,840)	2,284,301	1,710,461

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Barclays Capital PLC., Credit Suisse International and Citigroup Global Markets, Inc. amounted to $14,000, $315,000 and $351,000 in cash, respectively at June 30, 2014. Collateral for swap agreements received from Barclays Bank PLC, Goldman Sachs Bank USA, Royal Bank of Scotland PLC and UBS AG amounted to $260,000, $430,000, $50,000 and $20,000 in cash, respectively, at June 30, 2014; and collateral for swap agreements received from Barclays Bank PLC, Credit Suisse International, Morgan Stanley & Co., Royal Bank of Scotland PLC and UBS AG amounted to $612,171, $790,220, $680,190, $328,146 and $80,022 in securities, respectively, at June 30, 2014.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Notes to Financial Statements (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

Notes to Financial Statements (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at June 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
	216	7/03/14	S&P 500 Index Call, Strike 1,930.00	$365,252	$691,200
	216	7/11/14	S&P 500 Index Call, Strike 1,975.00	174,600	88,560
	222	7/19/14	S&P 500 Index Call, Strike 1,875.00	692,085	1,936,950
	205	7/19/14	S&P 500 Index Call, Strike 1,900.00	696,488	1,260,750
	178	7/19/14	S&P 500 Index Call, Strike 1,950.00	408,955	349,770
	449	8/16/14	S&P 500 Index Call, Strike 1,925.00	1,862,337	2,236,020
	216	8/16/14	S&P 500 Index Call, Strike 1,950.00	561,060	680,400
	178	9/20/14	S&P 500 Index Call, Strike 1,925.00	1,014,155	1,041,300

				$5,774,932	$8,284,950

Notes to Financial Statements (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
JP Morgan Chase Bank	5,600,000	7/28/14	Interest Rate Swaption USD 5 Year Call, Strike 1.55	$14,420	$2,264
JP Morgan Chase Bank	4,400,000	9/02/14	Interest Rate Swaption USD 5 Year Call, Strike 1.56	7,920	4,469
JP Morgan Chase Bank	4,400,000	9/02/14	Interest Rate Swaption USD 5 Year Put, Strike 1.86	64,680	16,710
Royal Bank of Scotland PLC	1,200,000	7/28/14	Interest Rate Swaption USD 5 Year Call, Strike 1.55	3,630	485
Royal Bank of Scotland PLC	3,000,000	9/02/14	Interest Rate Swaption USD 10 Year Call, Strike 2.55	12,075	12,551
Royal Bank of Scotland PLC	9,000,000	9/02/14	Interest Rate Swaption USD 10 Year Call, Strike 2.60	45,000	51,893
Royal Bank of Scotland PLC	12,000,000	9/02/14	Interest Rate Swaption USD 10 Year Put, Strike 3.03	209,025	13,233

				$356,750	$101,605

USD	U.S. Dollar

Transactions in written option contracts during the period ended June 30, 2014, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2013	1,240	$3,438,700
Options written	9,567	25,191,374
Options terminated in closing purchase transactions	(8,806)	(22,640,245)
Options expired	(121)	(214,897)

Options outstanding at June 30, 2014	1,880	$5,774,932

PIMCO Total Return Fund
Options outstanding at December 31, 2013	85,700,034	$287,308
Options written	52,100,022	441,849
Options terminated in closing purchase transactions	(12,500,000)	(67,125)
Options expired	(2,800,011)	(291,283)
Options exercised	(82,900,045)	(13,999)

Options outstanding at June 30, 2014	39,600,000	$356,750

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a

Notes to Financial Statements (Unaudited) (Continued)

guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2014, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the

Notes to Financial Statements (Unaudited) (Continued)

reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Treasury roll transactions also generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

The Fund(s) listed in the following table had reverse repurchase transactions during the period ended June 30, 2014:

Description	Value
PIMCO Total Return Fund
Average balance outstanding	$530,274
Maximum balance outstanding	$12,015,000
Average interest rate	(0.42)%
Weighted average maturity	1 day

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had Treasury roll transactions during the period ended June 30, 2014, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$1,108,200
Weighted average interest rate	(0.13)%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At June 30, 2014 the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Financial Statements (Unaudited) (Continued)

The Funds employ an agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended June 30, 2014, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Foreign Fund	$299,388	$60,055	$239,333
Global Fund	64,457	12,892	51,565
Mid Cap Growth Fund	65,013	13,003	52,010
Small Cap Growth Equity Fund	70,403	14,081	56,322
Small Company Value Fund	11,396	2,279	9,117

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Foreign Fund and the International Equity Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities,

Notes to Financial Statements (Unaudited) (Continued)

including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the annual rates shown in following table. MassMutual served as the Funds’ investment adviser pursuant to the investment advisory agreements through March 31, 2014.

MML Advisers has also entered into investment subadvisory agreements for each Fund with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objective, policies, and investment strategies.

The Funds’ subadvisory fees are paid by MML Advisers out of the advisory fees.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Blue Chip Growth Fund	0.75% on the first $400 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $400 million
Equity Income Fund	0.75% on the first $600 million; and	T. Rowe Price Associates, Inc.
0.70% on any excess over $600 million
Equity Index Fund	0.10% on the first $750 million; and	Northern Trust Investments, Inc.
0.08% on any excess over $750 million
Focused Equity Fund	0.75% on the first $250 million; and	Harris Associates L.P.
0.65% on any excess over $250 million

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Foreign Fund	0.89% on the first $500 million; and	Templeton Investment Counsel, LLC
0.85% on any excess over $500 million
Fundamental Growth Fund	0.70% on the first $250 million; and	Wellington Management Company, LLP
0.68% on any excess over $250 million
Fundamental Value Fund	0.65% on the first $500 million; and	Wellington Management Company, LLP
0.625% on any excess over $500 million
Global Fund	0.60% on the first $600 million; and	Massachusetts Financial Services Company
0.55% on any excess over $600 million
Growth & Income Fund	0.50%	Massachusetts Financial Services Company
Income & Growth Fund	0.65% on the first $600 million; and	BlackRock Investment Management, LLC
0.60% on any excess over $600 million
International Equity Fund	0.85%	Harris Associates L.P.
Large Cap Growth Fund	0.65% on the first $600 million; and	Rainier Investment Management, LLC
0.60% on any excess over $600 million
Managed Volatility Fund	0.75% on the first $500 million; and	Gateway Investment Advisers, LLC
0.70% on any excess over $500 million
Mid Cap Growth Fund	0.77% on the first $600 million; and	T. Rowe Price Associates, Inc.
0.75% on any excess over $600 million
Mid Cap Value Fund	0.84% on the first $600 million; and	American Century Investment Management, Inc.
0.80% on any excess over $600 million
PIMCO Total Return Fund	0.50% on the first $500 million; and	Pacific Investment Management Company LLC
0.48% on any excess over $500 million
Small Cap Growth Equity Fund	1.04% on the first $200 million; and	Waddell & Reed Investment Management Company; and
	1.00% on any excess over $200 million	Wellington Management Company, LLP
Small Company Value Fund	0.85% on the first $150 million; and	T. Rowe Price Associates, Inc.
0.75% on any excess over $150 million
Small/Mid Cap Value Fund	0.75%	AllianceBernstein L.P.

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, International Equity Fund, PIMCO Total Return Fund, and Small Company Value Fund, under separate administrative and shareholder services agreements between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the class specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30% on the first $100 million;	0.19%	0.05%	0.30% on the first $100 million;
	0.28% on the next $150 million; and			0.28% on the next $150 million; and
	0.26% on any excess over $250 million			0.26% on any excess over $250 million
Focused Equity Fund	None	0.10%	None	0.10%
Fundamental Growth Fund	None	0.10%	None	0.10%
Fundamental Value Fund	None	0.10%	None	0.10%
Global Fund	0.28%	0.18%	None	0.28%
International Equity Fund	None	0.10%	None	0.10%
PIMCO Total Return Fund	None	0.10%	None	0.10%
Small Company Value Fund	None	0.25%	None	0.25%

MassMutual served as the Funds' administrator pursuant to the administrative and shareholder services agreements through March 31, 2014.

Notes to Financial Statements (Unaudited) (Continued)

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class II	Service Class I
Fundamental Growth Fund*	None	0.85%	1.10%
Global Fund*	0.90%	0.80%	1.15%
International Equity Fund*	None	1.00%	1.25%
PIMCO Total Return Fund*	None	0.65%	0.90%
Small Company Value Fund*	None	1.15%	1.40%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2015.

MML Advisers has agreed to waive, through April 30, 2015, 0.05% of the administrative and shareholder service fee for Class II and Class III shares of the Equity Index Fund.

Prior to April 1, 2014, expense caps were with MassMutual.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2014, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Foreign Fund	$287
Fundamental Growth Fund	1
Fundamental Value Fund	396
Growth & Income Fund	1,634
Large Cap Growth Fund	435
Managed Volatility Fund	16,497
Small Cap Growth Equity Fund	28,123
Small/Mid Cap Value Fund	18,849

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2014, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$66,366,415	$-	$115,525,911
Equity Income Fund	-	16,010,410	-	98,535,062
Equity Index Fund	-	5,782,367	-	7,970,923
Focused Equity Fund	-	39,284,004	-	45,120,949
Foreign Fund	-	20,692,530	-	75,635,776
Fundamental Growth Fund	-	64,804,834	-	104,525,604
Fundamental Value Fund	-	16,224,831	-	37,242,162
Global Fund	-	71,073,309	-	16,841,659
Growth & Income Fund	-	17,102,393	-	26,335,092
Income & Growth Fund	-	22,046,383	-	29,399,550
International Equity Fund	-	135,879,315	-	18,588,047
Large Cap Growth Fund	-	75,881,999	-	108,250,851
Managed Volatility Fund	-	137,541,766	-	18,785,125
Mid Cap Growth Fund	-	52,061,976	-	74,922,217
Mid Cap Value Fund	-	152,910,163	-	182,324,307
PIMCO Total Return Fund	1,117,949,432	166,227,947	1,314,372,113	30,286,020
Small Cap Growth Equity Fund	-	110,291,896	-	134,021,924
Small Company Value Fund	-	9,086,523	-	14,665,176
Small/Mid Cap Value Fund	-	60,282,594	-	84,819,806

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Initial Class
Sold	1,088,170	$18,807,002	2,979,857	$45,030,707
Issued as reinvestment of dividends	-	-	2,308,364	33,101,944
Redeemed	(4,118,452)	(71,139,575)	(4,322,346)	(66,983,586)

Net increase (decrease)	(3,030,282)	$(52,332,573)	965,875	$11,149,065

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Service Class
Sold	275,027	$4,700,611	329,288	$5,070,926
Issued as reinvestment of dividends	-	-	115,905	1,645,848
Redeemed	(63,866)	(1,085,872)	(202,983)	(3,156,440)

Net increase (decrease)	211,161	$3,614,739	242,210	$3,560,334

Equity Income Fund Initial Class
Sold	1,089,682	$14,754,003	2,973,549	$36,220,517
Issued as reinvestment of dividends	-	-	812,929	9,755,151
Redeemed	(7,861,125)	(105,507,427)	(7,676,697)	(93,310,271)

Net increase (decrease)	(6,771,443)	$(90,753,424)	(3,890,219)	$(47,334,603)

Equity Income Fund Service Class
Sold	332,432	$4,470,272	749,752	$9,175,332
Issued as reinvestment of dividends	-	-	69,104	824,404
Redeemed	(130,415)	(1,752,296)	(488,268)	(6,047,031)

Net increase (decrease)	202,017	$2,717,976	330,588	$3,952,705

Equity Index Fund Class I
Sold	100,862	$2,349,830	249,675	$5,212,089
Issued as reinvestment of dividends	-	-	80,886	1,641,989
Redeemed	(410,776)	(9,657,615)	(736,317)	(15,390,477)

Net increase (decrease)	(309,914)	$(7,307,785)	(405,756)	$(8,536,399)

Equity Index Fund Class II
Sold	276,224	$6,588,331	608,724	$12,546,414
Issued as reinvestment of dividends	-	-	119,751	2,434,532
Redeemed	(339,611)	(8,092,015)	(742,961)	(15,334,737)

Net increase (decrease)	(63,387)	$(1,503,684)	(14,486)	$(353,791)

Equity Index Fund Class III
Sold	915	$21,043	689	$12,995
Issued as reinvestment of dividends	-	-	145,580	2,955,284
Redeemed	(75,098)	(1,752,557)	(85,934)	(1,764,774)

Net increase (decrease)	(74,183)	$(1,731,514)	60,335	$1,203,505

Equity Index Fund Service Class I
Sold	182,356	$4,199,737	445,313	$9,134,510
Issued as reinvestment of dividends	-	-	16,101	321,052
Redeemed	(85,058)	(1,943,333)	(98,045)	(2,046,624)

Net increase (decrease)	97,298	$2,256,404	363,369	$7,408,938

Focused Equity Fund Class II
Sold	612,591	$9,379,358	1,001,699	$13,848,143
Issued as reinvestment of dividends	-	-	149,907	2,056,722
Redeemed	(1,406,144)	(21,547,663)	(2,355,714)	(32,239,566)

Net increase (decrease)	(793,553)	$(12,168,305)	(1,204,108)	$(16,334,701)

Focused Equity Fund Service Class I
Sold	113,336	$1,723,519	285,477	$3,996,240
Issued as reinvestment of dividends	-	-	2,936	40,162
Redeemed	(40,051)	(621,924)	(41,345)	(588,030)

Net increase (decrease)	73,285	$1,101,595	247,068	$3,448,372

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Foreign Fund Initial Class
Sold	1,000,003	$11,361,265	7,645,020	$75,728,569
Issued — merger	1,701,290	19,292,633	-	-
Issued as reinvestment of dividends	-	-	771,102	7,749,572
Redeemed	(8,726,565)	(98,003,075)	(9,168,968)	(94,813,278)

Net increase (decrease)	(6,025,272)	$(67,349,177)	(752,846)	$(11,335,137)

Foreign Fund Service Class
Sold	96,116	$1,087,215	141,859	$1,458,470
Issued — merger	305,170	3,442,313	-	-
Issued as reinvestment of dividends	-	-	12,590	126,024
Redeemed	(138,558)	(1,545,830)	(123,150)	(1,253,713)

Net increase (decrease)	262,728	$2,983,698	31,299	$330,781

Fundamental Growth Fund Class II
Sold	734,745	$10,662,824	2,304,314	$28,004,999
Issued as reinvestment of dividends	-	-	14,076	176,790
Redeemed	(3,523,944)	(50,752,183)	(2,378,323)	(30,224,975)

Net increase (decrease)	(2,789,199)	$(40,089,359)	(59,933)	$(2,043,186)

Fundamental Growth Fund Service Class I
Sold	47,429	$688,692	56,655	$727,997
Issued as reinvestment of dividends	-	-	61	766
Redeemed	(15,264)	(222,981)	(10,165)	(129,833)

Net increase (decrease)	32,165	$465,711	46,551	$598,930

Fundamental Value Fund Class II
Sold	840,797	$13,022,282	1,855,648	$26,469,510
Issued as reinvestment of dividends	-	-	757,703	10,524,496
Redeemed	(2,564,627)	(39,745,643)	(2,390,350)	(34,085,595)

Net increase (decrease)	(1,723,830)	$(26,723,361)	223,001	$2,908,411

Fundamental Value Fund Service Class I
Sold	88,172	$1,358,198	154,904	$2,224,375
Issued as reinvestment of dividends	-	-	4,759	65,812
Redeemed	(18,088)	(274,360)	(17,996)	(260,341)

Net increase (decrease)	70,084	$1,083,838	141,667	$2,029,846

Global Fund Class I
Sold	5,608,099	$68,630,551	1,512,491	$16,923,784
Issued as reinvestment of dividends	-	-	144,101	1,585,115
Redeemed	(1,284,308)	(16,010,506)	(3,026,135)	(33,251,677)

Net increase (decrease)	4,323,791	$52,620,045	(1,369,543)	$(14,742,778)

Global Fund Class II
Sold	17,907	$227,189	63,809	$705,506
Issued as reinvestment of dividends	-	-	18,340	204,676
Redeemed	(101,788)	(1,290,706)	(241,585)	(2,726,325)

Net increase (decrease)	(83,881)	$(1,063,517)	(159,436)	$(1,816,143)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Global Fund Service Class I
Sold	85,502	$1,056,337	211,987	$2,349,871
Issued as reinvestment of dividends	-	-	5,244	57,420
Redeemed	(16,303)	(202,872)	(58,268)	(661,471)

Net increase (decrease)	69,199	$853,465	158,963	$1,745,820

Growth & Income Fund Initial Class
Sold	62,880	$768,343	211,388	$2,236,793
Issued as reinvestment of dividends	-	-	153,804	1,618,014
Redeemed	(909,081)	(11,077,238)	(2,245,704)	(23,875,748)

Net increase (decrease)	(846,201)	$(10,308,895)	(1,880,512)	$(20,020,941)

Growth & Income Fund Service Class
Sold	190,850	$2,312,814	263,986	$2,811,623
Issued as reinvestment of dividends	-	-	16,566	173,449
Redeemed	(150,424)	(1,828,036)	(200,800)	(2,195,624)

Net increase (decrease)	40,426	$484,778	79,752	$789,448

Income & Growth Fund Initial Class
Sold	1,536,650	$17,634,208	3,855,991	$40,095,618
Issued as reinvestment of dividends	-	-	362,805	3,744,150
Redeemed	(2,063,218)	(24,022,300)	(2,614,169)	(27,919,563)

Net increase (decrease)	(526,568)	$(6,388,092)	1,604,627	$15,920,205

Income & Growth Fund Service Class
Sold	83,407	$955,506	230,965	$2,429,862
Issued as reinvestment of dividends	-	-	21,551	220,892
Redeemed	(86,045)	(1,005,563)	(167,322)	(1,787,477)

Net increase (decrease)	(2,638)	$(50,057)	85,194	$863,277

International Equity Fund Class II*
Sold	22,280,942	$223,532,997
Issued as reinvestment of dividends	-	-
Redeemed	(10,232,938)	(102,689,796)

Net increase (decrease)	12,048,004	$120,843,201

International Equity Fund Service Class I**
Sold	11,040	$113,759
Issued as reinvestment of dividends	-	-
Redeemed	(1)	(11)

Net increase (decrease)	11,039	$113,748

Large Cap Growth Fund Initial Class
Sold	733,400	$10,646,883	1,922,393	$24,625,529
Issued as reinvestment of dividends	-	-	1,069,312	13,163,226
Redeemed	(2,986,083)	(43,717,081)	(2,369,969)	(30,896,667)

Net increase (decrease)	(2,252,683)	$(33,070,198)	621,736	$6,892,088

Large Cap Growth Fund Service Class
Sold	41,412	$586,390	24,497	$313,611
Issued as reinvestment of dividends	-	-	7,013	85,693
Redeemed	(18,459)	(265,679)	(28,906)	(373,423)

Net increase (decrease)	22,953	$320,711	2,604	$25,881

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Managed Volatility Fund Initial Class
Sold	10,475,140	$151,096,216	904,381	$12,605,824
Issued as reinvestment of dividends	-	-	199,355	2,720,569
Redeemed	(1,147,433)	(16,579,594)	(2,583,773)	(35,421,412)

Net increase (decrease)	9,327,707	$134,516,622	(1,480,037)	$(20,095,019)

Managed Volatility Fund Service Class
Sold	162,020	$2,321,250	364,132	$4,966,598
Issued as reinvestment of dividends	-	-	23,615	320,704
Redeemed	(143,954)	(2,049,403)	(239,620)	(3,288,832)

Net increase (decrease)	18,066	$271,847	148,127	$1,998,470

Mid Cap Growth Fund Initial Class
Sold	401,463	$6,786,895	1,615,347	$23,563,381
Issued as reinvestment of dividends	-	-	1,609,545	23,547,645
Redeemed	(1,708,001)	(28,842,355)	(6,338,515)	(96,330,897)

Net increase (decrease)	(1,306,538)	$(22,055,460)	(3,113,623)	$(49,219,871)

Mid Cap Growth Fund Service Class
Sold	336,659	$5,640,371	546,508	$8,145,873
Issued as reinvestment of dividends	-	-	161,976	2,342,174
Redeemed	(69,922)	(1,164,714)	(305,523)	(4,650,780)

Net increase (decrease)	266,737	$4,475,657	402,961	$5,837,267

Mid Cap Value Fund Initial Class
Sold	1,030,605	$14,323,590	1,765,860	$22,113,742
Issued as reinvestment of dividends	-	-	2,176,334	26,616,565
Redeemed	(3,474,658)	(49,062,938)	(9,104,383)	(116,040,542)

Net increase (decrease)	(2,444,053)	$(34,739,348)	(5,162,189)	$(67,310,235)

Mid Cap Value Fund Service Class
Sold	164,866	$2,295,349	348,175	$4,398,857
Issued as reinvestment of dividends	-	-	95,120	1,155,712
Redeemed	(74,640)	(1,049,605)	(191,491)	(2,459,050)

Net increase (decrease)	90,226	$1,245,744	251,804	$3,095,519

PIMCO Total Return Fund Class II
Sold	3,395,637	$35,638,380	12,126,211	$129,091,697
Issued as reinvestment of dividends	-	-	1,042,654	10,624,649
Redeemed	(2,310,298)	(24,248,199)	(2,731,246)	(28,905,108)

Net increase (decrease)	1,085,339	$11,390,181	10,437,619	$110,811,238

PIMCO Total Return Fund Service Class I
Sold	281,320	$2,941,537	800,946	$8,491,372
Issued as reinvestment of dividends	-	-	26,527	269,253
Redeemed	(112,855)	(1,180,821)	(250,051)	(2,635,762)

Net increase (decrease)	168,465	$1,760,716	577,422	$6,124,863

Small Cap Growth Equity Fund Initial Class
Sold	404,324	$9,233,907	922,288	$17,708,296
Issued as reinvestment of dividends	-	-	834,338	16,238,406
Redeemed	(1,212,987)	(27,444,396)	(5,548,545)	(111,812,112)

Net increase (decrease)	(808,663)	$(18,210,489)	(3,791,919)	$(77,865,410)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Service Class
Sold	55,063	$1,234,546	55,221	$1,103,212
Issued as reinvestment of dividends	-	-	21,373	409,665
Redeemed	(17,105)	(378,194)	(88,545)	(1,770,420)

Net increase (decrease)	37,958	$856,352	(11,951)	$(257,543)

Small Company Value Fund Class II
Sold	318,040	$7,477,743	665,816	$14,342,007
Issued as reinvestment of dividends	-	-	229,951	4,785,284
Redeemed	(543,240)	(12,841,666)	(2,856,390)	(63,723,072)

Net increase (decrease)	(225,200)	$(5,363,923)	(1,960,623)	$(44,595,781)

Small Company Value Fund Service Class I
Sold	45,895	$1,075,303	115,783	$2,478,790
Issued as reinvestment of dividends	-	-	14,959	308,306
Redeemed	(47,866)	(1,121,263)	(49,742)	(1,070,710)

Net increase (decrease)	(1,971)	$(45,960)	81,000	$1,716,386

Small/Mid Cap Value Fund Initial Class
Sold	654,495	$9,055,188	5,365,757	$70,569,273
Issued as reinvestment of dividends	-	-	105,068	1,269,216
Redeemed	(2,516,377)	(35,232,399)	(3,552,655)	(42,711,365)

Net increase (decrease)	(1,861,882)	$(26,177,211)	1,918,170	$29,127,124

Small/Mid Cap Value Fund Service Class
Sold	141,905	$1,986,856	172,248	$2,127,068
Issued as reinvestment of dividends	-	-	4,918	59,171
Redeemed	(46,075)	(644,207)	(120,212)	(1,483,223)

Net increase (decrease)	95,830	$1,342,649	56,954	$703,016

*	Fund commenced operations on January 7, 2014.
**	Service Class I shares commenced operations on May 1, 2014.

6.	Federal Income Tax Information

At June 30, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$268,717,680	$149,751,593	$(592,266)	$149,159,327
Equity Income Fund	371,688,853	191,468,933	(7,649,328)	183,819,605
Equity Index Fund	244,642,678	193,972,530	(7,107,358)	186,865,172
Focused Equity Fund	128,119,207	42,499,367	-	42,499,367
Foreign Fund	311,000,818	81,568,891	(11,207,896)	70,360,995
Fundamental Growth Fund	170,261,521	38,594,959	(1,186,121)	37,408,838
Fundamental Value Fund	157,511,936	67,123,863	(693,204)	66,430,659
Global Fund	174,424,424	67,427,733	(998,638)	66,429,095
Growth & Income Fund	99,399,510	44,755,720	(479,207)	44,276,513
Income & Growth Fund	179,471,966	67,011,257	(416,353)	66,594,904

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Equity Fund	$118,530,893	$4,279,844	$(3,585,684)	$694,160
Large Cap Growth Fund	201,360,027	46,753,196	(1,480,201)	45,272,995
Managed Volatility Fund	327,122,418	58,206,617	(2,910,518)	55,296,099
Mid Cap Growth Fund	301,849,663	147,134,592	(4,287,485)	142,847,107
Mid Cap Value Fund	433,236,521	78,096,141	(3,238,959)	74,857,182
PIMCO Total Return Fund	486,633,245	8,382,327	(2,731,169)	5,651,158
Small Cap Growth Equity Fund	240,003,309	58,186,721	(3,059,053)	55,127,668
Small Company Value Fund	70,518,165	39,114,980	(1,153,775)	37,961,205
Small/Mid Cap Value Fund	222,945,888	49,266,163	(2,997,331)	46,268,832

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2013, the following Fund(s) had available, for federal income tax purposes, pre-enactment unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Blue Chip Growth Fund	$1,846,053	$-	$-
Foreign Fund	-	20,915,928	4,482,917
Growth & Income Fund	15,494,350	33,125,485	-
Income & Growth Fund	-	1,740,783	-

At December 31, 2013, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Foreign Fund	$-	$877,774
PIMCO Total Return Fund	4,448,543	-

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2013, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$831,258	$33,916,534	$-
Equity Income Fund	10,579,555	-	-
Equity Index Fund	6,226,287	1,126,570	-
Focused Equity Fund	2,096,884	-	-
Foreign Fund	7,875,596	-	-
Fundamental Growth Fund	-	177,556	-
Fundamental Value Fund	3,556,739	7,033,569	-
Global Fund	1,847,211	-	-
Growth & Income Fund	1,791,463	-	-
Income & Growth Fund	3,965,042	-	-
Large Cap Growth Fund	907,460	12,341,459	-
Managed Volatility Fund	3,041,273	-	-
Mid Cap Growth Fund	2,536,462	23,353,357	-
Mid Cap Value Fund	22,373,019	5,399,258	-
PIMCO Total Return Fund	10,551,217	342,685	-
Small Cap Growth Equity Fund	-	16,648,071	-
Small Company Value Fund	1,559,604	3,533,986	-
Small/Mid Cap Value Fund	1,328,387	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2013:

Amount
Foreign Fund	$288,525
Global Fund	61,824

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2013, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$1,470,496	$38,289,367	$(60,922)	$181,977,437
Equity Income Fund	9,229,860	12,009,266	(107,576)	181,824,631
Equity Index Fund	7,566,123	4,538,698	(155,541)	158,047,216
Focused Equity Fund	3,317,740	12,206,791	(10,414)	48,567,494
Foreign Fund	7,813,728	(26,276,619)	(74,112)	70,212,625
Fundamental Growth Fund	3,055,937	12,225,449	(14,420)	57,736,163
Fundamental Value Fund	3,528,868	9,506,241	(18,285)	65,451,500
Global Fund	1,974,947	3,898,136	(21,241)	63,401,886
Growth & Income Fund	1,646,157	(48,619,835)	(43,196)	47,689,949

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Income & Growth Fund	$4,500,957	$(1,740,783)	$(37,521)	$63,695,849
Large Cap Growth Fund	12,002,665	18,768,922	(29,267)	63,135,720
Managed Volatility Fund	2,606,575	18,713,195	(74,189)	38,735,162
Mid Cap Growth Fund	4,579,003	49,302,845	(73,989)	147,481,493
Mid Cap Value Fund	38,559,179	50,143,160	(123,112)	60,876,623
PIMCO Total Return Fund	7,515,332	(4,448,543)	19,088	378,770
Small Cap Growth Equity Fund	22,325,121	46,922,693	(72,357)	72,049,492
Small Company Value Fund	283,099	27,218,146	(12,022)	41,476,485
Small/Mid Cap Value Fund	1,510,219	5,517,002	(45,421)	47,814,048

The Funds did not have any unrecognized tax benefits at June 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2014, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Acquisition of MML China Fund

Prior to the opening of business on April 28, 2014, the Foreign Fund acquired all assets and liabilities of the MML China Fund (“China Fund”). The acquisition was accomplished by a tax-free exchange of 1,902,397 Initial Class shares and 339,839 Service Class shares of the China Fund, valued at $22,734,945 in total, for 1,701,290 Initial Class shares and 305,170 Service Class shares of the Foreign Fund. The investment portfolio of the China Fund, with a value of $22,769,454 in cash at April 25, 2014, was the principal asset acquired by the Foreign Fund. For financial reporting purposes, assets received and shares issued by the Foreign Fund were recorded at fair value; however, the cost basis of the investments received from the China Fund was carried forward to align ongoing reporting of the Foreign Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the acquisition, Foreign Fund’s net assets were $360,694,692.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the semiannual reporting period of the Foreign Fund, the Foreign Fund’s pro forma results of operations for the six months period ended June 30, 2014, would have been as follows:

Net investment income	$9,748,755	*
Net gain on investments	$2,898,707	**
Net increase in net assets resulting from operations	$12,647,462

*	$9,839,362 as reported, minus $101,414 of the China Fund premerger, plus $10,807 of pro-forma eliminated expenses.
**	$4,253,668 as reported, minus $1,354,961 of the China Fund premerger.

Notes to Financial Statements (Unaudited) (Continued)

Because both the Foreign Fund and the China Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the China Fund that have been included in the Foreign Fund’s Statement of Operations since April 28, 2014.

See Note 5, Capital Share Transactions, for the changes in shares outstanding for the Foreign Fund during the period.

9.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

11.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2014, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2014, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements, as applicable, (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, PIMCO Total Return Fund, Small Cap Growth Equity Fund, Small Company Value Fund, and Small/Mid Cap Value Fund. The existing advisory and subadvisory agreements for the International Equity Fund were not re-approved, since those contracts were approved during 2013 for an initial two-year term. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers, noting that prior to April 1, 2014, MassMutual, of which MML Advisers is a wholly-owned subsidiary, served as the investment adviser to the Funds.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and

Other Information (Unaudited) (Continued)

shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2013. The three-year periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the Equity Index Fund, Global Fund, Managed Volatility Fund, and Small/Mid Cap Value Fund, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods.

The Committee noted the following expense considerations in respect of specific Funds:

•	Blue Chip Growth Fund – The Committee considered that the Fund has a total net expense ratio in the third quartile, and an advisory fee two basis points above the median of its peers, but that the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), is in very high demand, and that the Fund has achieved very favorable performance (9th and 6th percentiles for the one- and three-year periods). The Committee noted that the Fund’s advisory fee breakpoints had been revised in the past year.

•	Focused Equity Fund – The Committee noted that, although the Fund’s total net expense ratio and advisory fee are in the fourth comparative quartiles (86th and 100th percentiles, respectively), the Fund, which is only recently organized, has achieved one-year performance at the seventh comparative percentile. The Committee considered MML Advisers’ statements that the subadviser’s investment strategy is capacity-constrained and in high demand. MML Advisers also noted that the subadvisory fee is relatively high in light of the focused, research-intensive strategy of the subadviser. The Committee considered that advisory fee breakpoints had been added for the Fund in the past year and that growth of the Fund over time may have the effect of reducing expenses.

•	Small Cap Growth Equity Fund – The Committee considered that, although the Fund’s total net expense ratio and advisory fee were in the fourth comparative quartile (88th and 100th percentiles, respectively), the Fund had achieved first decile performance (9th percentile) for the one-year period and second quartile performance (41st percentile) for the three-year period. The Committee considered MML Advisers’ statement that the Fund offers a very attractive and popular multi-manager, moderate risk equity option.

The Committee considered information regarding Funds with total net expense ratios in the first or second comparative quartiles that had underperformed in recent periods compared to their peers.

•	Growth & Income Fund – The Committee considered that the Fund’s total expenses were in the first comparative percentile, and that the Fund’s three-year performance was in the second comparative quartile (45th percentile), although its one-year performance was in the fourth comparative quartile (76th percentile). The Committee considered MML Advisers’ statement that the subadviser has a solid long-term performance record and that MML Advisers has strong conviction in the subadviser.

•	Income & Growth Fund – The Committee considered that the Fund has experienced one- and three-year performance in the fourth comparative quartile (95th and 82nd percentiles, respectively), and that the Fund is “under review” by MML Advisers. The Committee noted that the Fund’s advisory fee is at the 73rd comparative percentile. The Committee considered statements by MML Advisers that the Fund underperformed due in large part to the high dividend-paying equity focus of the subadviser, which has been out of favor in recent periods. The Committee considered MML Advisers’ statement that the Fund has experienced low levels of volatility compared to its peers, and might be expected to perform relatively favorably in down markets or in more volatile markets.

Other Information (Unaudited) (Continued)

•	Large Cap Growth Fund – The Committee noted that the Fund’s total expenses were in the top comparative decile (8th percentile). The Committee considered MML Advisers’ statement that, although the Fund has underperformed in recent periods, the Fund outperformed its benchmark in three of the last four years, and that recent changes in the Fund’s portfolio management team should be beneficial. The Committee noted that MML Advisers had placed the subadviser on “under review” status in light of this portfolio management team restructuring.

•	Mid Cap Growth Fund – The Committee considered that the Fund has expenses in the second comparative quartile and has achieved three-year performance in the second comparative quartile (34th percentile), although its performance in the one-year period was at the 52nd comparative percentile. The Committee considered MML Advisers’ statements that it considers this Fund and its subadviser to have provided very favorable long-term performance at a reasonable price. The Committee considered that advisory fee breakpoints had been added for the Fund in the past year.

The Committee considered information regarding Funds with total net expense ratios in the third or fourth comparative quartiles and had experienced performance in the third or fourth comparative quartiles.

•	Equity Income Fund – The Committee considered that the Fund’s total net expense ratio is in the third comparative quartile (74th percentile) and its advisory fee is at the 85th comparative percentile, and that the Fund had experienced fourth- and third-quartile relative performance for the one- and three-year periods (80th and 62nd relative percentiles, respectively). The Committee considered MML Advisers’ statements that the subadviser’s focus on dividend-paying equities has been out of favor in recent periods, and that MML Advisers has high confidence in the Fund’s portfolio management team, noting that the Fund has achieved top half performance in five of the last seven years it has been in existence. MML Advisers noted that the relatively low volatility of the strategy has made this a popular fund among investors. The Committee noted that the Fund’s advisory fee breakpoints had been revised in the past year.

•	Foreign Fund – The Committee considered that the Fund has a total net expense ratio and advisory fee in the fourth comparative quartile (each at the 84th percentile), and has achieved three-year comparative performance in the first comparative quartile (22nd percentile). The Committee considered MML Advisers’ statement that, although the Fund underperformed for the one-year period (80th comparative percentile), MML Advisers has strong conviction in the subadviser based on its solid long-term performance record.

•	Fundamental Growth Fund – The Committee considered that the Fund had experienced one-year performance in the fourth comparative quartile (77th percentile). The Committee considered MML Advisers’ statements that the subadviser’s disciplined approach to trimming portfolio positions as they increase in value is disfavored in the current market, as “winners” have in many cases continued to increase in value. The Committee noted MML Advisers’ statement that the Fund’s portfolio manager is in high demand generally. The Committee considered that advisory fee breakpoints had been added for the Fund in the past year, noting that the Fund’s advisory fee was a basis point below the median of its peers.

•	Fundamental Value Fund – The Committee considered that the Fund’s expenses are in the third comparative quartile (65th percentile), and that the Fund had experienced third comparative quartile performance in the one- and three-year periods (68th and 73rd percentiles, respectively). They considered MML Advisers’ statement that much of the underperformance was due to the Fund’s performance in 2011, when its strong value orientation caused it to allocate assets away from a number of strong-performing sectors. The Committee considered MML Advisers’ strong conviction in the subadviser and portfolio management team and MML Advisers’ statement that the subadviser’s strategy across its client base had returned above-median relative performance in eight of the last nine calendar years. The Committee noted that the Fund’s advisory fee breakpoints had been revised in the past year.

•	Mid Cap Value Fund – The Committee considered that the Fund’s total expenses were in the third comparative quartile (62nd percentile) although only two basis points above the peer median, and its advisory fees were at the 84th comparative percentile, and that the Fund’s three-year performance was in the second comparative quartile (39th percentile). The Committee considered MML Advisers’ statement that the Fund’s underperformance in the one-year period (92nd comparative percentile) was due principally to its bias towards higher quality, less volatile stocks than those held by many of the Fund’s peers. The Committee considered that advisory fee breakpoints had been added for the Fund in the past year.

•

PIMCO Total Return Fund – The Committee considered that, although the Fund had achieved performance in the second comparative quartile for the one-year period (47th percentile), its performance for the three-year period was in the fourth comparative quartile (87th percentile). The Committee considered that the Fund’s advisory fee was at the 62nd comparative

Other Information (Unaudited) (Continued)

percentile. The Committee considered MML Advisers’ statements that the well-publicized factors affecting the subadviser’s performance generally had contributed to the Fund’s underperformance and that the Fund is under review in light of the Fund’s performance and the recent changes in management at the subadviser. MML Advisers noted, however, that the subadviser’s strategy has a favorable long-term performance history. MML Advisers also noted that investors typically have purchased shares of this Fund in order to obtain exposure to PIMCO, and that it would likely be difficult to change subadvisers in light of investor expectations. The Committee considered that advisory fee breakpoints had been added for the Fund in the past year.

•	Small Company Value Fund – The Committee considered that the Fund has expenses in the fourth comparative quartile (90th percentile) and advisory fees at the 75th comparative percentile, and one- and three-year performance in the fourth and third comparative quartiles, respectively (86th and 75th percentiles). The Committee considered MML Advisers’ statement that the Fund has achieved three-year performance only 0.07% below its benchmark performance, notwithstanding that the Fund’s value orientation is a significant drag on performance in the current market. MML Advisers noted that that T. Rowe Price commands premium pricing because of its investor following. MML Advisers said that the Fund’s portfolio manager is retiring in June and that MML Advisers is satisfied with his replacement, but it will be watching the performance of the subadviser closely in the coming months. The Committee considered that advisory fee breakpoints had been added for the Fund in the past year.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2014

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2014:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2014.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.79%	$1,029.40	$3.98	$1,020.90	$3.96
Service Class	1,000	1.04%	1,028.50	5.23	1,019.60	5.21
Equity Income Fund
Initial Class	1,000	0.79%	1,061.60	4.04	1,020.90	3.96
Service Class	1,000	1.04%	1,059.70	5.31	1,019.60	5.21
Equity Index Fund
Class I	1,000	0.43%	1,069.10	2.21	1,022.70	2.16
Class II	1,000	0.27%	1,069.90	1.39	1,023.40	1.35
Class III	1,000	0.13%	1,070.80	0.67	1,024.10	0.65
Service Class I	1,000	0.69%	1,067.30	3.54	1,021.40	3.46
Focused Equity Fund
Class II	1,000	0.90%	1,063.90	4.61	1,020.30	4.51
Service Class I	1,000	1.15%	1,062.90	5.88	1,019.10	5.76

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Foreign Fund
Initial Class	$1,000	0.97%	$1,040.10	$4.91	$1,020.00	$4.86
Service Class	1,000	1.22%	1,039.40	6.17	1,018.70	6.11
Fundamental Growth Fund
Class II	1,000	0.85%	1,038.70	4.30	1,020.60	4.26
Service Class I	1,000	1.10%	1,037.50	5.56	1,019.30	5.51
Fundamental Value Fund
Class II	1,000	0.79%	1,062.70	4.04	1,020.90	3.96
Service Class I	1,000	1.04%	1,062.50	5.32	1,019.60	5.21
Global Fund
Class I	1,000	0.90%	1,046.60	4.57	1,020.30	4.51
Class II	1,000	0.80%	1,046.70	4.06	1,020.80	4.01
Service Class I	1,000	1.15%	1,045.20	5.83	1,019.10	5.76
Growth & Income Fund
Initial Class	1,000	0.56%	1,051.30	2.85	1,022.00	2.81
Service Class	1,000	0.81%	1,049.90	4.12	1,020.80	4.06
Income & Growth Fund
Initial Class	1,000	0.70%	1,046.60	3.55	1,021.30	3.51
Service Class	1,000	0.95%	1,045.20	4.82	1,020.10	4.76
International Equity Fund
Class II**	1,000	1.00%	1,032.00	4.87	1,019.80	5.01
Service Class I***	1,000	1.25%	1,002.90	2.09	1,018.60	6.26
Large Cap Growth Fund
Initial Class	1,000	0.69%	1,026.70	3.47	1,021.40	3.46
Service Class	1,000	0.94%	1,024.80	4.72	1,020.10	4.71
Managed Volatility Fund
Initial Class	1,000	0.88%	1,030.00	4.43	1,020.40	4.41
Service Class	1,000	1.13%	1,028.80	5.68	1,019.20	5.66
Mid Cap Growth Fund
Initial Class	1,000	0.81%	1,063.30	4.14	1,020.80	4.06
Service Class	1,000	1.06%	1,062.30	5.42	1,019.50	5.31
Mid Cap Value Fund
Initial Class	1,000	0.88%	1,101.80	4.59	1,020.40	4.41
Service Class	1,000	1.13%	1,100.40	5.88	1,019.20	5.66
PIMCO Total Return Fund
Class II	1,000	0.65%	1,030.00	3.27	1,021.60	3.26
Service Class I	1,000	0.90%	1,028.20	4.53	1,020.30	4.51
Small Cap Growth Equity Fund
Initial Class	1,000	1.08%	1,037.30	5.46	1,019.40	5.41
Service Class	1,000	1.33%	1,036.50	6.72	1,018.20	6.66
Small Company Value Fund
Class II	1,000	1.15%	1,030.20	5.79	1,019.10	5.76
Service Class I	1,000	1.40%	1,028.80	7.04	1,017.90	7.00
Small/Mid Cap Value Fund
Initial Class	1,000	0.79%	1,084.80	4.08	1,020.90	3.96
Service Class	1,000	1.04%	1,083.80	5.37	1,019.60	5.21

Other Information (Unaudited) (Continued)

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2014, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the class on January 7, 2014, through June 30, 2014, multiplied by the number of days in the inception period divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended June 30, 2014, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.
***	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the class on May 1, 2014, through June 30, 2014, multiplied by the number of days in the inception period divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended June 30, 2014, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Underwriter: MML Distributors, LLC 1295 State Street Springfield, MA 01111-0001

©2014 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com.

MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC

CRN201509-185091

MML Series Investment Fund
Semiannual Report

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML American Funds® Core Allocation Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2014

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Richard J. Byrne

“MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms.”

June 30, 2014

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2014. After a record-setting performance in 2013, stock market volatility increased in the early months of 2014, but stocks here and abroad ultimately regained their footing and finished the six-month period in positive territory. Bonds and commodities also rose, which marked the first time since 1993 that stocks, bonds, and commodities all shared an advance for the first half of the year. The U.S. economy continued to grow, but periods of mixed results in key economic indicators – including employment, housing, manufacturing, and retail sales – helped drive the higher level of market volatility that characterized much of the period. Changes at the Federal Reserve (the “Fed”), involving both monetary policy and the central bank’s leadership, and military action by Russia in neighboring Ukraine filled the news and kept investors busy during the six months. Economic growth took an uneven course in Europe and the Far East, where efforts by central bankers and country leaders to stimulate their respective economies continued. Against this overall backdrop, the price of oil started at slightly more than $98 per barrel, traded up to nearly $108 in mid-June, and finished the period near $106. Gold started the year off at slightly more than $1,202 per ounce and spiked as high as $1,379 in mid-March before losing some ground and finishing the six-month period at slightly less than $1,322.

Key events that defined the period

A sell-off in equity markets in late January and early February gave way to a recovery that more than offset previous losses in most cases. A weak December 2013 employment report, concerns about emerging markets, and the Fed’s ongoing reduction of the monthly bond purchases in its Quantitative Easing program (“QE”) were all factors weighing on share prices. Worries about emerging markets eased, however, and enabled stocks to embark on a recovery. Reassuring comments from new Fed Chair Janet L. Yellen, the first woman to lead the central bank, who replaced Ben Bernanke at the end of January, also helped bolster the market.

One factor keeping investors on edge during the quarter was turmoil in Ukraine, whose internal struggles ultimately drove a referendum in the country’s Crimea region that yielded the decision to become part of Russia, a move not recognized by the West, including the U.S. The political upheaval did little significant damage to stock prices. Consequently, most broad equity benchmarks ended the first quarter only modestly below their all-time highs.

Stocks of U.S. and foreign companies overcame a brief, and relatively mild, sell-off during the first half of April to surge into fresh high ground in the second quarter of 2014, as an ongoing global economic recovery, receding concerns about Ukraine, and stimulative monetary policy from central banks provided a supportive backdrop for equity prices. In May, India installed Narendra Modi as prime minister, which helped boost the performance of emerging-market stocks.

The European Central Bank (“ECB”) announced reductions to key interest rates and also introduced a fresh series of low-cost loans to banks in an effort to jump-start lending. These moves helped lift the performance of stocks across much of the world. Global stock prices also reacted favorably to remarks coming out of the Fed meeting on June 18, at which the Fed stated it would reduce the amount of the QE monthly bond purchases by an additional $10 billion and reaffirmed its intention to keep short-term interest rates near zero in an ongoing effort to incentivize job creation and economic growth.

As June drew to a close, a new round of revisions to gross domestic product (“GDP”) figures indicated the U.S. economy had contracted 2.9% during first-quarter 2014. Investors were largely unfazed by the negative figure and seemed to accept expert analysis that challenges to commerce created by the rough winter weather were the main reason for the contraction.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

In this environment, the large-cap stock S&P 500® Index led the major market indexes with a 7.14% return for the six months. The technology-heavy NASDAQ Composite® Index rose 6.18%, while the Dow Jones Industrial AverageSM, an indicator of blue-chip domestic stock performance, managed a 2.68% advance over the period. The Russell 2000® Index, a benchmark of small-cap stocks, gained 3.19%. In foreign markets, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 5.14% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, gained 6.32%. Fixed-income investments kept pace with a number of equity sectors, and the Barclays U.S. Aggregate Bond Index returned 3.93%.*

Review and maintain your strategy

MassMutual believes it is prudent to remind retirement investors to maintain perspective and have realistic expectations about the future performance of their investment accounts. Our primary focus is to help you take the necessary steps to plan appropriately for your retirement – one that you aspire to enjoy on your terms. Remember, the financial markets go up and down – and it is nearly impossible to predict their future direction. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy. MassMutual believes you are wise to maintain a strategy that is suited to how comfortable you are with the markets’ ups and downs, how long you have to save and invest, and what your specific financial goals are. Thank you for putting your trust in MassMutual.

Sincerely,

Richard J. Byrne

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/14 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. Each Fund invests in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (which are advised by MML Investment Advisers, LLC (MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc. (OFI Global Asset Management), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is MML Advisers.

Through their investment in Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, commodities, real estate, and short-term investments of any kind.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	MML Conservative Allocation Fund: Approximately 40% in equity and similar funds and 60% in fixed income and similar funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 50% in equity and similar funds and 50% in fixed income and similar funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 60% in equity and similar funds and 40% in fixed income and similar funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 75% in equity and similar funds and 25% in fixed income and similar funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 90% in equity and similar funds and 10% in fixed income and similar funds, including money market funds.

3

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/14

Fixed Income Funds	59.8%
Equity Funds	40.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	61.3%
Fixed Income Funds	38.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	50.3%
Fixed Income Funds	49.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	76.1%
Fixed Income Funds	24.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	90.2%
Fixed Income Funds	9.9%

Total Long-Term Investments	100.1%
Short-Term Investments and Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with long-term capital growth through a “master feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Growth Fund focuses on investments in medium- to large-capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. Although the Master International Fund focuses on investments in medium- to large-capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML American Funds® Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital, and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international Underlying Funds. As of the date of this report, it is expected that the Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser is MML Investment Advisers, LLC (MML Advisers).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/14

Equity Funds	66.5%
Fixed Income Funds	33.6%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,145,761	$20,463,291
MML Equity Income Fund, Initial Class (a)	1,376,063	19,677,704
MML Focused Equity Fund, Class II (a)	437,310	7,276,831
MML Foreign Fund, Initial Class (a)	672,694	7,850,333
MML Fundamental Growth Fund, Class II (a)	902,396	13,553,983
MML Fundamental Value Fund, Class II (a)	1,128,130	18,535,183
MML Global Fund, Class I (a)	796,625	10,372,057
MML High Yield Fund, Class II (a)	2,041,037	22,573,872
MML Income & Growth Fund, Initial Class (a)	925,047	11,230,069
MML Inflation-Protected and Income Fund, Initial Class (a)	678,585	7,240,507
MML International Equity Fund, Class II (a) (b)	738,587	7,622,214
MML Large Cap Growth Fund, Initial Class (a)	917,749	13,784,595
MML Managed Bond Fund, Initial Class (a)	9,782,659	125,751,056
MML Managed Volatility Fund, Initial Class (a)	642,164	9,477,146
MML Mid Cap Growth Fund, Initial Class (a)	478,223	8,435,849
MML Mid Cap Value Fund, Initial Class (a)	751,780	11,306,767
MML PIMCO Total Return Fund, Class II (a)	6,183,321	65,852,374
MML Short-Duration Bond Fund, Class II (a)	3,163,518	31,540,272
MML Small Cap Growth Equity Fund, Initial Class (a)	191,988	4,542,919
MML Small Company Value Fund, Class II (a)	241,912	5,951,037
MML Small/Mid Cap Value Fund, Initial Class (a)	251,368	3,762,981
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	38,932	2,921,474
Oppenheimer Global Fund/VA, Non-Service Shares (a)	199,101	8,039,701
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	6,182,155	33,259,992
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	3,054,668	7,789,403

		478,811,610

Value

TOTAL MUTUAL FUNDS (Cost $439,208,917)	$478,811,610

TOTAL LONG-TERM INVESTMENTS (Cost $439,208,917)	478,811,610

TOTAL INVESTMENTS — 100.1% (Cost $439,208,917) (c)	478,811,610

Other Assets/(Liabilities) — (0.1)%	(328,237)

NET ASSETS — 100.0%	$478,483,373

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,662,297	$29,688,624
MML Equity Income Fund, Initial Class (a)	1,786,756	25,550,613
MML Focused Equity Fund, Class II (a)	791,274	13,166,795
MML Foreign Fund, Initial Class (a)	1,135,685	13,253,440
MML Fundamental Growth Fund, Class II (a)	1,300,324	19,530,869
MML Fundamental Value Fund, Class II (a)	1,488,217	24,451,409
MML Global Fund, Class I (a)	1,172,492	15,265,843
MML High Yield Fund, Class II (a)	2,105,913	23,291,395
MML Income & Growth Fund, Initial Class (a)	1,547,443	18,785,959
MML Inflation-Protected and Income Fund, Initial Class (a)	832,028	8,877,743
MML International Equity Fund, Class II (a) (b)	1,242,305	12,820,588
MML Large Cap Growth Fund, Initial Class (a)	1,301,802	19,553,070
MML Managed Bond Fund, Initial Class (a)	10,012,877	128,710,384
MML Managed Volatility Fund, Initial Class (a)	979,436	14,454,666
MML Mid Cap Growth Fund, Initial Class (a)	924,701	16,311,731
MML Mid Cap Value Fund, Initial Class (a)	1,208,316	18,173,068
MML PIMCO Total Return Fund, Class II (a)	6,297,327	67,066,529
MML Short-Duration Bond Fund, Class II (a)	3,016,577	30,075,274
MML Small Cap Growth Equity Fund, Initial Class (a)	316,935	7,499,502
MML Small Company Value Fund, Class II (a)	340,709	8,381,449
MML Small/Mid Cap Value Fund, Initial Class (a)	425,538	6,370,304
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	72,639	5,450,803
Oppenheimer Global Fund/VA, Non-Service Shares (a)	336,157	13,574,028
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	6,488,213	34,906,585
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	5,175,680	13,197,985

		588,408,656

Value

TOTAL MUTUAL FUNDS (Cost $518,600,566)	$588,408,656

TOTAL LONG-TERM INVESTMENTS (Cost $518,600,566)	588,408,656

TOTAL INVESTMENTS — 100.1% (Cost $518,600,566) (c)	588,408,656

Other Assets/(Liabilities) — (0.1)%	(391,246)

NET ASSETS — 100.0%	$588,017,410

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,924,525	$123,672,025
MML Equity Income Fund, Initial Class (a)	6,337,048	90,619,785
MML Focused Equity Fund, Class II (a)	3,847,377	64,020,354
MML Foreign Fund, Initial Class (a)	4,248,075	49,575,032
MML Fundamental Growth Fund, Class II (a)	5,516,929	82,864,278
MML Fundamental Value Fund, Class II (a)	5,470,719	89,883,913
MML Global Fund, Class I (a)	6,779,066	88,263,433
MML High Yield Fund, Class II (a)	5,580,128	61,716,220
MML Income & Growth Fund, Initial Class (a)	6,085,137	73,873,564
MML Inflation-Protected and Income Fund, Initial Class (a)	2,433,144	25,961,645
MML International Equity Fund, Class II (a) (b)	4,641,191	47,897,093
MML Large Cap Growth Fund, Initial Class (a)	5,523,681	82,965,686
MML Managed Bond Fund, Initial Class (a)	28,425,863	365,399,857
MML Managed Volatility Fund, Initial Class (a)	4,067,401	60,027,316
MML Mid Cap Growth Fund, Initial Class (a)	4,033,891	71,157,835
MML Mid Cap Value Fund, Initial Class (a)	5,344,891	80,387,156
MML PIMCO Total Return Fund, Class II (a)	18,299,322	194,887,780
MML Short-Duration Bond Fund, Class II (a)	8,112,508	80,881,707
MML Small Cap Growth Equity Fund, Initial Class (a)	1,364,555	32,288,877
MML Small Company Value Fund, Class II (a)	1,587,153	39,043,965
MML Small/Mid Cap Value Fund, Initial Class (a)	1,816,967	27,199,995
MML Strategic Emerging Markets Fund, Class II (a) (b)	4,071,714	43,893,080
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	307,849	23,100,964
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	4,904,591	52,920,541
Oppenheimer Global Fund/VA, Non-Service Shares (a)	973,606	39,314,219
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	18,069,233	97,212,476

	Number of Shares	Value
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	16,578,666	$42,275,599

		2,131,304,395

TOTAL MUTUAL FUNDS (Cost $1,849,852,720)		2,131,304,395

TOTAL LONG-TERM INVESTMENTS (Cost $1,849,852,720)		2,131,304,395

TOTAL INVESTMENTS — 100.1% (Cost $1,849,852,720) (c)		2,131,304,395

Other Assets/(Liabilities) — (0.1)%		(1,388,630)

NET ASSETS — 100.0%		$2,129,915,765

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	6,777,587	$121,047,697
MML Equity Income Fund, Initial Class (a)	5,781,512	82,675,621
MML Focused Equity Fund, Class II (a)	4,431,461	73,739,517
MML Foreign Fund, Initial Class (a)	4,536,674	52,942,986
MML Fundamental Growth Fund, Class II (a)	5,438,987	81,693,586
MML Fundamental Value Fund, Class II (a)	4,934,459	81,073,165
MML Global Fund, Class I (a)	6,620,186	86,194,826
MML High Yield Fund, Class II (a)	2,577,877	28,511,323
MML Income & Growth Fund, Initial Class (a)	4,805,115	58,334,097
MML Inflation-Protected and Income Fund, Initial Class (a)	1,548,784	16,525,529
MML International Equity Fund, Class II (a) (b)	4,965,795	51,247,001
MML Large Cap Growth Fund, Initial Class (a)	5,447,839	81,826,540
MML Managed Bond Fund, Initial Class (a)	14,299,072	183,807,221
MML Managed Volatility Fund, Initial Class (a)	4,162,672	61,433,340
MML Mid Cap Growth Fund, Initial Class (a)	4,380,721	77,275,913
MML Mid Cap Value Fund, Initial Class (a)	5,422,848	81,559,628
MML PIMCO Total Return Fund, Class II (a)	8,823,093	93,965,944
MML Short-Duration Bond Fund, Class II (a)	3,880,050	38,684,097
MML Small Cap Growth Equity Fund, Initial Class (a)	1,456,440	34,463,125
MML Small Company Value Fund, Class II (a)	1,565,584	38,513,359
MML Small/Mid Cap Value Fund, Initial Class (a)	1,890,017	28,293,551
MML Strategic Emerging Markets Fund, Class II (a) (b)	4,804,563	51,793,185
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	328,464	24,647,943
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	4,588,574	49,510,713
Oppenheimer Global Fund/VA, Non-Service Shares (a)	837,205	33,806,341
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	9,080,256	48,851,779

	Number of Shares	Value
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	18,041,960	$46,006,999

		1,708,425,026

TOTAL MUTUAL FUNDS (Cost $1,368,389,963)		1,708,425,026

TOTAL LONG-TERM INVESTMENTS (Cost $1,368,389,963)		1,708,425,026

TOTAL INVESTMENTS — 100.1% (Cost $1,368,389,963) (c)		1,708,425,026

Other Assets/(Liabilities) — (0.1)%		(1,009,789)

NET ASSETS — 100.0%		$1,707,415,237

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	531,015	$9,483,935
MML Equity Income Fund, Initial Class (a)	442,376	6,325,971
MML Focused Equity Fund, Class II (a)	356,857	5,938,099
MML Foreign Fund, Initial Class (a)	421,534	4,919,300
MML Fundamental Growth Fund, Class II (a)	429,676	6,453,734
MML Fundamental Value Fund, Class II (a)	375,525	6,169,881
MML Global Fund, Class I (a)	478,987	6,236,414
MML High Yield Fund, Class II (a)	51,778	572,659
MML Income & Growth Fund, Initial Class (a)	375,430	4,557,721
MML Inflation-Protected and Income Fund, Initial Class (a)	53,780	573,834
MML International Equity Fund, Class II (a) (b)	460,127	4,748,506
MML Large Cap Growth Fund, Initial Class (a)	437,194	6,566,648
MML Managed Bond Fund, Initial Class (a)	401,255	5,157,929
MML Managed Volatility Fund, Initial Class (a)	338,553	4,996,409
MML Mid Cap Growth Fund, Initial Class (a)	378,151	6,670,579
MML Mid Cap Value Fund, Initial Class (a)	477,748	7,185,334
MML PIMCO Total Return Fund, Class II (a)	267,787	2,851,932
MML Short-Duration Bond Fund, Class II (a)	109,017	1,086,899
MML Small Cap Growth Equity Fund, Initial Class (a)	130,738	3,093,604
MML Small Company Value Fund, Class II (a)	137,202	3,375,160
MML Small/Mid Cap Value Fund, Initial Class (a)	159,966	2,394,688
MML Strategic Emerging Markets Fund, Class II (a) (b)	433,315	4,671,131
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares (a) (b)	30,024	2,252,965
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares (a)	326,130	3,518,943
Oppenheimer Global Fund/VA, Non-Service Shares (a)	63,492	2,563,827
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	257,698	1,386,417

	Number of Shares	Value
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,474,521	$3,760,029

		117,512,548

TOTAL MUTUAL FUNDS (Cost $97,850,375)		117,512,548

TOTAL LONG-TERM INVESTMENTS (Cost $97,850,375)		117,512,548

	Principal Amount

SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit, 0.010% 7/01/14	$10	10

TOTAL SHORT-TERM INVESTMENTS (Cost $10)		10

TOTAL INVESTMENTS — 100.1% (Cost $97,850,385) (c)		117,512,558

Other Assets/(Liabilities) — (0.1)%		(81,782)

NET ASSETS — 100.0%		$117,430,776

Notes to Portfolio of Investments

(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,332,748	$104,767,333

TOTAL MUTUAL FUNDS (Cost $74,997,424)		104,767,333

TOTAL LONG-TERM INVESTMENTS (Cost $74,997,424)		104,767,333

TOTAL INVESTMENTS — 100.1% (Cost $74,997,424) (a)		104,767,333

Other Assets/(Liabilities) — (0.1)%		(123,600)

NET ASSETS — 100.0%		$104,643,733

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	2,334,653	$51,432,400

TOTAL MUTUAL FUNDS (Cost $39,010,059)		51,432,400

TOTAL LONG-TERM INVESTMENTS (Cost $39,010,059)		51,432,400

TOTAL INVESTMENTS — 100.1% (Cost $39,010,059) (a)		51,432,400

Other Assets/(Liabilities) — (0.1)%		(72,036)

NET ASSETS — 100.0%		$51,360,364

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2014 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	11,238,912	$158,805,827
American Funds Bond Fund, Class 1	18,539,735	206,347,246
American Funds Growth-Income Fund, Class 1	3,655,579	188,518,215
American Funds International Fund, Class 1	2,786,754	61,392,184

		615,063,472

TOTAL MUTUAL FUNDS (Cost $473,168,350)		615,063,472

TOTAL LONG-TERM INVESTMENTS (Cost $473,168,350)		615,063,472

TOTAL INVESTMENTS — 100.1% (Cost $473,168,350) (a)		615,063,472

Other Assets/(Liabilities) — (0.1)%		(683,779)

NET ASSETS — 100.0%		$614,379,693

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value — affiliated issuers (Note 2 & 7) (b)	478,811,610	588,408,656
Short-term investments, at value (Note 2) (c)	-	-

Total investments	478,811,610	588,408,656

Receivables from:
Investments sold	64,707	77,625
Investment adviser (Note 3)	-	-
Fund shares sold	155,486	116,928

Total assets	479,031,803	588,603,209

Liabilities:
Payables for:
Investments purchased	155,486	116,928
Fund shares repurchased	63,866	76,598
Trustees’ fees and expenses (Note 3)	55,989	65,651
Affiliates (Note 3):
Investment advisory fees	40,343	49,482
Administration fees	-	-
Service fees	207,852	253,115
Accrued expense and other liabilities	24,894	24,025

Total liabilities	548,430	585,799

Net assets	$478,483,373	$588,017,410

Net assets consist of:
Paid-in capital	$380,634,716	$451,260,977
Undistributed (accumulated) net investment income (loss)	13,968,214	14,335,059
Accumulated net realized gain (loss) on investments and foreign currency transactions	44,277,750	52,613,284
Net unrealized appreciation (depreciation) on investments and foreign currency translations	39,602,693	69,808,090

Net assets	$478,483,373	$588,017,410

(a) Cost of Investments — unaffiliated issuers:	$-	$-
(b) Cost of investments — affiliated issuers:	$439,208,917	$518,600,566
(c) Cost of short-term investments:	$-	$-

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$104,767,333	$51,432,400	$615,063,472
2,131,304,395	1,708,425,026	117,512,548	-	-	-
-	-	10	-	-	-

2,131,304,395	1,708,425,026	117,512,558	104,767,333	51,432,400	615,063,472

239,150	178,478	9,009	353,009	-	-
-	-	-	-	1,084	-
1,438,389	171,942	144,519	60,509	87,545	581,691

2,132,981,934	1,708,775,446	117,666,086	105,180,851	51,521,029	615,645,163

1,438,389	171,942	144,519	-	80,935	542,125
235,473	175,488	8,803	413,342	6,521	38,512
202,622	216,768	12,154	8,318	5,315	58,149

179,039	144,201	9,898	13,138	6,529	103,361
-	-	-	21,897	10,882	129,203
991,347	627,444	35,455	61,733	31,182	367,872
19,299	24,366	24,481	18,690	19,301	26,248

3,066,169	1,360,209	235,310	537,118	160,665	1,265,470

$2,129,915,765	$1,707,415,237	$117,430,776	$104,643,733	$51,360,364	$614,379,693

$1,611,643,724	$1,119,278,410	$79,970,118	$64,819,734	$36,472,560	$434,900,578
40,776,669	27,366,006	1,165,707	5,509,168	297,243	16,790,913
196,043,697	220,735,758	16,632,778	4,544,922	2,168,220	20,793,080
281,451,675	340,035,063	19,662,173	29,769,909	12,422,341	141,895,122

$2,129,915,765	$1,707,415,237	$117,430,776	$104,643,733	$51,360,364	$614,379,693

$-	$-	$-	$74,997,424	$39,010,059	$473,168,350
$1,849,852,720	$1,368,389,963	$97,850,375	$-	$-	$-
$-	$-	$10	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2014 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$138,792,974	$169,783,033

Shares outstanding (a)	11,692,675	14,057,973

Net asset value and redemption price per share	$11.87	$12.08

Service Class shares:
Net assets	$339,690,399	$418,234,377

Shares outstanding (a)	28,856,872	34,875,280

Net asset value, offering price and redemption price per share	$11.77	$11.99

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$473,448,610	$676,368,771	$58,272,086	$-	$-	$-

37,432,985	54,805,633	4,494,671	-	-	-

$12.65	$12.34	$12.96	$-	$-	$-

$1,656,467,155	$1,031,046,466	$59,158,690	$-	$-	$-

132,022,649	84,066,532	4,602,920	-	-	-

$12.55	$12.26	$12.85	$-	$-	$-

$-	$-	$-	$104,643,733	$51,360,364	$614,379,693

-	-	-	7,028,961	4,402,028	47,363,292

$-	$-	$-	$14.89	$11.67	$12.97

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends — unaffiliated issuers	$-	$-
Dividends — affiliated issuers (Note 7)	3,770,346	3,995,215

Total investment income	3,770,346	3,995,215

Expenses (Note 3):
Investment advisory fees	231,917	281,458
Custody fees	21,908	21,927
Audit fees	14,292	14,317
Legal fees	1,529	1,725
Proxy fees	510	510
Shareholder reporting fees	6,708	7,529
Trustees’ fees	15,187	17,751

	292,051	345,217
Administration fees:
Service Class I	-	-
Service fees:
Service Class	409,718	497,540
Service Class I	-	-

Total expenses	701,769	842,757
Expenses waived (Note 3):
Service Class I fees reimbursed by adviser	-	-

Net expenses	701,769	842,757

Net investment income (loss)	3,068,577	3,152,458

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers (Note 7)	12,845,744	16,008,446
Realized gain distributions — affiliated issuers (Note 7)	1,556,283	1,956,777

Net realized gain (loss)	14,402,027	17,965,223

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	-	-
Investment transactions — affiliated issuers	1,360,997	2,289,278

Net change in unrealized appreciation (depreciation)	1,360,997	2,289,278

Net realized gain (loss) and change in unrealized appreciation (depreciation)	15,763,024	20,254,501

Net increase (decrease) in net assets resulting from operations	$18,831,601	$23,406,959

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$5,405,160	$51,198	$10,856,042
11,162,105	6,130,060	217,235	-	-	-

11,162,105	6,130,060	217,235	5,405,160	51,198	10,856,042

998,209	822,919	55,568	72,345	36,372	568,516
22,689	22,700	22,136	495	495	2,726
14,729	14,650	14,177	14,173	14,159	14,310
5,788	5,028	312	148	84	938
510	510	510	510	510	511
21,881	19,478	2,609	3,040	2,301	10,707
60,723	52,319	3,363	2,910	1,502	17,139

1,124,529	937,604	98,675	93,621	55,423	614,847

-	-	-	120,574	60,620	710,645

1,917,760	1,239,115	67,915	-	-	-
-	-	-	120,574	60,620	710,645

3,042,289	2,176,719	166,590	334,769	176,663	2,036,137

-	-	-	-	(6,928)	-

3,042,289	2,176,719	166,590	334,769	169,735	2,036,137

8,119,816	3,953,341	50,645	5,070,391	(118,537)	8,819,905

-	-	-	827,979	570,104	2,743,427
65,892,656	83,615,837	6,725,743	-	-	-
5,471,426	3,881,683	228,606	-	-	-

71,364,082	87,497,520	6,954,349	827,979	570,104	2,743,427

-	-	-	(640,639)	1,303,934	20,630,819
9,204,172	(16,984,030)	(1,756,501)	-	-	-

9,204,172	(16,984,030)	(1,756,501)	(640,639)	1,303,934	20,630,819

80,568,254	70,513,490	5,197,848	187,340	1,874,038	23,374,246

$88,688,070	$74,466,831	$5,248,493	$5,257,731	$1,755,501	$32,194,151

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,068,577	$9,226,933
Net realized gain (loss) on investment transactions	14,402,027	32,161,116
Net change in unrealized appreciation (depreciation) on investments	1,360,997	6,509,311

Net increase (decrease) in net assets resulting from operations	18,831,601	47,897,360

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,213,034)
Service Class	-	(6,655,607)

Total distributions from net investment income	-	(9,868,641)

From net realized gains:
Initial Class	-	(4,041,372)
Service Class	-	(9,182,941)

Total distributions from net realized gains	-	(13,224,313)

Net fund share transactions (Note 5):
Initial Class	(7,908,079)	(7,746,222)
Service Class	(434,802)	14,477,597

Increase (decrease) in net assets from fund share transactions	(8,342,881)	6,731,375

Total increase (decrease) in net assets	10,488,720	31,535,781
Net assets
Beginning of period	467,994,653	436,458,872

End of period	$478,483,373	$467,994,653

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$13,968,214	$10,899,637

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$3,152,458	$9,338,831	$8,119,816	$26,677,462	$3,953,341	$18,385,279
17,965,223	38,878,556	71,364,082	136,236,464	87,497,520	147,613,606
2,289,278	19,837,944	9,204,172	108,604,854	(16,984,030)	139,369,197

23,406,959	68,055,331	88,688,070	271,518,780	74,466,831	305,368,082

-	(3,766,986)	-	(7,875,011)	-	(10,639,230)
-	(7,836,450)	-	(20,807,092)	-	(13,912,409)

-	(11,603,436)	-	(28,682,103)	-	(24,551,639)

-	(6,913,234)	-	(18,768,313)	-	(47,916,721)
-	(15,677,018)	-	(55,055,174)	-	(71,669,369)

-	(22,590,252)	-	(73,823,487)	-	(119,586,090)

(1,781,899)	4,997,204	(12,838,790)	10,884,692	(13,447,538)	35,587,720
8,158,811	58,234,913	107,531,727	295,859,044	(8,863,610)	72,437,592

6,376,912	63,232,117	94,692,937	306,743,736	(22,311,148)	108,025,312

29,783,871	97,093,760	183,381,007	475,756,926	52,155,683	269,255,665

558,233,539	461,139,779	1,946,534,758	1,470,777,832	1,655,259,554	1,386,003,889

$588,017,410	$558,233,539	$2,129,915,765	$1,946,534,758	$1,707,415,237	$1,655,259,554

$14,335,059	$11,182,601	$40,776,669	$32,656,853	$27,366,006	$23,412,665

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$50,645	$795,032
Net realized gain (loss) on investment transactions	6,954,349	10,514,177
Net change in unrealized appreciation (depreciation) on investments	(1,756,501)	11,179,370

Net increase (decrease) in net assets resulting from operations	5,248,493	22,488,579

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(602,148)
Service Class	-	(459,342)
Service Class I	-	-

Total distributions from net investment income	-	(1,061,490)

From net realized gains:
Initial Class	-	(2,976,552)
Service Class	-	(2,660,137)
Service Class I	-	-

Total distributions from net realized gains	-	(5,636,689)

Net fund share transactions (Note 5):
Initial Class	(1,128,982)	2,622,873
Service Class	5,269,944	9,757,387
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	4,140,962	12,380,260

Total increase (decrease) in net assets	9,389,455	28,170,660
Net assets
Beginning of period	108,041,321	79,870,661

End of period	$117,430,776	$108,041,321

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,165,707	$1,115,062

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

$5,070,391	$443,465	$(118,537)	$419,315	$8,819,905	$8,009,009
827,979	3,811,961	570,104	1,621,129	2,743,427	18,471,200
(640,639)	16,661,648	1,303,934	6,347,235	20,630,819	53,538,913

5,257,731	20,917,074	1,755,501	8,387,679	32,194,151	80,019,122

-	-	-	-	-	-
-	-	-	-	-	-
-	(256,783)	-	(398,567)	-	(6,409,712)

-	(256,783)	-	(398,567)	-	(6,409,712)

-	-	-	-	-	-
-	-	-	-	-	-
-	(1,524,266)	-	(976,734)	-	(8,766,423)

-	(1,524,266)	-	(976,734)	-	(8,766,423)

-	-	-	-	-	-
-	-	-	-	-	-
5,218,911	8,962,236	1,149,796	2,818,964	31,668,876	62,676,475

5,218,911	8,962,236	1,149,796	2,818,964	31,668,876	62,676,475

10,476,642	28,098,261	2,905,297	9,831,342	63,863,027	127,519,462

94,167,091	66,068,830	48,455,067	38,623,725	550,516,666	422,997,204

$104,643,733	$94,167,091	$51,360,364	$48,455,067	$614,379,693	$550,516,666

$5,509,168	$438,777	$297,243	$415,780	$16,790,913	$7,971,008

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$11.40	$0.08	$0.39	$0.47	$-	$-	$-	$11.87	4.12%	[b]	$138,793	0.13%	[a]	1.48%	[a]
12/31/13	10.81	0.25	0.93	1.18	(0.26)	(0.33)	(0.59)	11.40	11.32%		141,078	0.13%		2.19%
12/31/12	10.24	0.25	0.90	1.15	(0.21)	(0.37)	(0.58)	10.81	11.40%		140,899	0.13%		2.29%
12/31/11	10.82	0.21	0.06	0.27	(0.31)	(0.54)	(0.85)	10.24	2.57%		113,666	0.13%		2.00%
12/31/10	9.81	0.32	0.84	1.16	(0.15)	-	(0.15)	10.82	11.91%		101,461	0.13%		3.12%
12/31/09	8.15	0.19	1.53	1.72	(0.05)	(0.01)	(0.06)	9.81	21.15%		83,810	0.15%		2.11%
Service Class
06/30/14[r]	$11.32	$0.07	$0.38	$0.45	$-	$-	$-	$11.77	3.98%	[b]	$339,690	0.38%	[a]	1.26%	[a]
12/31/13	10.74	0.22	0.93	1.15	(0.24)	(0.33)	(0.57)	11.32	11.07%		326,916	0.38%		1.96%
12/31/12	10.18	0.22	0.90	1.12	(0.19)	(0.37)	(0.56)	10.74	11.15%		295,560	0.38%		2.05%
12/31/11	10.77	0.19	0.04	0.23	(0.28)	(0.54)	(0.82)	10.18	2.28%		231,334	0.38%		1.75%
12/31/10	9.78	0.29	0.83	1.12	(0.13)	-	(0.13)	10.77	11.59%		196,487	0.38%		2.87%
12/31/09	8.14	0.18	1.52	1.70	(0.05)	(0.01)	(0.06)	9.78	20.91%		143,548	0.40%		1.96%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	15%	33%	18%	20%	44%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations				Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments		Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$11.58	$0.08	$0.42		$0.50	$-	$-	$-	$12.08	4.32%	[b]	$169,783	0.12%	[a]	1.30%	[a]
12/31/13	10.85	0.23	1.29		1.52	(0.28)	(0.51)	(0.79)	11.58	14.49%		164,583	0.13%		1.99%
12/31/12	10.06	0.22	1.01		1.23	(0.19)	(0.25)	(0.44)	10.85	12.40%		148,872	0.13%		2.08%
12/31/11	10.34	0.18	(0.00)[d]		0.18	(0.27)	(0.19)	(0.46)	10.06	1.73%		126,438	0.13%		1.76%
12/31/10	9.31	0.26	0.91		1.17	(0.14)	-	(0.14)	10.34	12.73%		130,142	0.13%		2.71%
12/31/09	7.59	0.15	1.63		1.78	(0.05)	(0.01)	(0.06)	9.31	23.50%		120,940	0.14%		1.83%
Service Class
06/30/14[r]	$11.52	$0.06	$0.41		$0.47	$-	$-	$-	$11.99	4.08%	[b]	$418,234	0.37%	[a]	1.05%	[a]
12/31/13	10.80	0.20	1.28		1.48	(0.25)	(0.51)	(0.76)	11.52	14.23%		393,650	0.38%		1.75%
12/31/12	10.02	0.19	1.01		1.20	(0.17)	(0.25)	(0.42)	10.80	12.12%		312,268	0.38%		1.83%
12/31/11	10.30	0.16	0.00	[d]	0.16	(0.25)	(0.19)	(0.44)	10.02	1.54%		249,453	0.38%		1.51%
12/31/10	9.28	0.24	0.91		1.15	(0.13)	-	(0.13)	10.30	12.49%		219,161	0.38%		2.46%
12/31/09	7.59	0.14	1.61		1.75	(0.05)	(0.01)	(0.06)	9.28	23.09%		161,300	0.39%		1.65%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	12%	22%	21%	12%	39%	42%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$12.10	$0.06	$0.49	$0.55	$-	$-	$-	$12.65	4.55%	[b]	$473,449	0.11%	[a]	0.99%	[a]
12/31/13	10.96	0.20	1.66	1.86	(0.21)	(0.51)	(0.72)	12.10	17.57%		465,692	0.12%		1.74%
12/31/12	10.04	0.20	1.11	1.31	(0.16)	(0.23)	(0.39)	10.96	13.17%		410,035	0.12%		1.82%
12/31/11	10.16	0.16	(0.06)	0.10	(0.21)	(0.01)	(0.22)	10.04	1.00%		365,793	0.12%		1.55%
12/31/10	9.08	0.22	0.99	1.21	(0.13)	-	(0.13)	10.16	13.48%		382,041	0.12%		2.30%
12/31/09	7.26	0.14	1.74	1.88	(0.05)	(0.01)	(0.06)	9.08	25.90%		331,628	0.13%		1.77%
Service Class
06/30/14[r]	$12.02	$0.05	$0.48	$0.53	$-	$-	$-	$12.55	4.41%	[b]	$1,656,467	0.36%	[a]	0.76%	[a]
12/31/13	10.89	0.18	1.65	1.83	(0.19)	(0.51)	(0.70)	12.02	17.37%		1,480,843	0.37%		1.51%
12/31/12	9.99	0.17	1.10	1.27	(0.14)	(0.23)	(0.37)	10.89	12.82%		1,060,743	0.37%		1.60%
12/31/11	10.12	0.13	(0.06)	0.07	(0.19)	(0.01)	(0.20)	9.99	0.73%		780,302	0.37%		1.31%
12/31/10	9.05	0.19	0.99	1.18	(0.11)	-	(0.11)	10.12	13.24%		622,603	0.37%		2.07%
12/31/09	7.26	0.12	1.73	1.85	(0.05)	(0.01)	(0.06)	9.05	25.48%		403,209	0.38%		1.54%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	12%	19%	18%	12%	31%	39%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$11.80	$0.04	$0.50	$0.54	$-	$-	$-	$12.34	4.58%	[b]	$676,369	0.11%	[a]	0.63%	[a]
12/31/13	10.66	0.16	2.13	2.29	(0.21)	(0.94)	(1.15)	11.80	22.64%		659,823	0.12%		1.36%
12/31/12	9.53	0.15	1.22	1.37	(0.14)	(0.10)	(0.24)	10.66	14.49%		559,044	0.12%		1.43%
12/31/11	9.75	0.12	(0.16)	(0.04)	(0.18)	-	(0.18)	9.53	(0.41%	)	518,216	0.12%		1.23%
12/31/10	8.59	0.15	1.11	1.26	(0.10)	-	(0.10)	9.75	14.92%		538,363	0.12%		1.68%
12/31/09	6.66	0.12	1.85	1.97	(0.03)	(0.01)	(0.04)	8.59	29.61%		470,601	0.12%		1.57%
Service Class
06/30/14[r]	$11.74	$0.02	$0.50	$0.52	$-	$-	$-	$12.26	4.43%	[b]	$1,031,046	0.36%	[a]	0.38%	[a]
12/31/13	10.62	0.13	2.11	2.24	(0.18)	(0.94)	(1.12)	11.74	22.25%		995,436	0.37%		1.11%
12/31/12	9.49	0.12	1.23	1.35	(0.12)	(0.10)	(0.22)	10.62	14.28%		826,960	0.37%		1.18%
12/31/11	9.71	0.10	(0.16)	(0.06)	(0.16)	-	(0.16)	9.49	(0.63%	)	745,526	0.37%		0.98%
12/31/10	8.57	0.13	1.10	1.23	(0.09)	-	(0.09)	9.71	14.54%		755,101	0.37%		1.45%
12/31/09	6.66	0.10	1.85	1.95	(0.03)	(0.01)	(0.04)	8.57	29.29%		559,084	0.37%		1.34%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	15%	22%	27%	12%	32%	40%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Initial Class
06/30/14[r]	$12.38	$0.01	$0.57	$0.58	$-	$-	$-	$12.96	4.68%	[b]	$58,272	0.18%	[a]	N/A		0.21%	[a]
12/31/13	10.47	0.11	2.65	2.76	(0.14)	(0.71)	(0.85)	12.38	27.39%		56,721	0.19%		0.19%	[l]	0.94%
12/31/12	9.12	0.10	1.33	1.43	(0.08)	-	(0.08)	10.47	15.73%		45,399	0.20%		0.20%	[k]	0.98%
12/31/11	9.40	0.08	(0.26)	(0.18)	(0.10)	-	(0.10)	9.12	(1.86%	)	40,085	0.19%		N/A		0.81%
12/31/10	8.20	0.09	1.21	1.30	(0.10)	-	(0.10)	9.40	16.05%		41,787	0.21%		0.20%		1.08%
12/31/09	6.15	0.09	2.00	2.09	(0.02)	(0.02)	(0.04)	8.20	34.04%		33,931	0.24%		0.20%		1.34%
Service Class
06/30/14[r]	$12.29	$(0.00)[d]	$0.56	$0.56	$-	$-	$-	$12.85	4.56%	[b]	$59,159	0.43%	[a]	N/A		(0.03%	)[a]
12/31/13	10.40	0.08	2.64	2.72	(0.12)	(0.71)	(0.83)	12.29	27.15%		51,320	0.44%		0.44%	[l]	0.74%
12/31/12	9.07	0.07	1.32	1.39	(0.06)	-	(0.06)	10.40	15.35%		34,472	0.45%		0.45%	[k]	0.72%
12/31/11	9.35	0.05	(0.24)	(0.19)	(0.09)	-	(0.09)	9.07	(2.03%	)	28,803	0.44%		N/A		0.59%
12/31/10	8.16	0.07	1.20	1.27	(0.08)	-	(0.08)	9.35	15.83%		22,669	0.46%		0.45%		0.86%
12/31/09	6.14	0.08	1.98	2.06	(0.02)	(0.02)	(0.04)	8.16	33.60%		15,066	0.49%		0.45%		1.11%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	21%	27%	35%	20%	42%	38%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/14[r]	$14.14	$0.74	$0.01	$0.75	$-	$-	$-	$14.89	5.30%	[b]	$104,644	0.69%	[a]	0.69%	[a,l]	10.51%	[a]
12/31/13	11.16	0.07	3.19	3.26	(0.04)	(0.24)	(0.28)	14.14	29.56%		94,167	0.70%		0.70%	[k]	0.55%
12/31/12	9.61	0.05	1.62	1.67	(0.02)	(0.10)	(0.12)	11.16	17.41%		66,069	0.74%		0.70%		0.44%
12/31/11	10.32	0.03	(0.51)	(0.48)	(0.03)	(0.20)	(0.23)	9.61	(4.74%	)	49,279	0.77%		0.70%		0.26%
12/31/10	8.80	0.04	1.55	1.59	(0.02)	(0.05)	(0.07)	10.32	18.16%		37,761	0.81%		0.70%		0.43%
12/31/09	6.36	0.03	2.44	2.47	-	(0.03)	(0.03)	8.80	38.86%		22,130	0.90%		0.70%		0.39%

	Six months ended June 30, 2014[b,r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	1%	8%	6%	3%	10%	9%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[u,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/14[r]	$11.27	$(0.03)	$0.43	$0.40	$-	$-	$-	$11.67	3.55%	[b]	$51,360	0.73%	[a]	0.70%	[a]	(0.49%	)[a]
12/31/13	9.62	0.10	1.88	1.98	(0.10)	(0.23)	(0.33)	11.27	21.09%		48,455	0.74%		0.70%		0.98%
12/31/12	8.44	0.10	1.34	1.44	(0.12)	(0.14)	(0.26)	9.62	17.38%		38,624	0.79%		0.70%		1.11%
12/31/11	10.22	0.14	(1.60)	(1.46)	(0.13)	(0.19)	(0.32)	8.44	(14.36%	)	31,801	0.81%		0.70%		1.49%
12/31/10	9.79	0.17	0.47	0.64	(0.08)	(0.13)	(0.21)	10.22	6.82%		31,337	0.83%		0.70%		1.78%
12/31/09	6.92	0.12	2.82	2.94	-	(0.07)	(0.07)	9.79	42.63%		21,308	0.91%		0.70%		1.48%

	Six months ended June 30, 2014[b],r	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	2%	8%	10%	6%	9%	12%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
x	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[w,j]		Net investment income (loss) to average daily net assets
Service Class I
06/30/14[r]	$12.28	$0.19	$0.50	$0.69	$-	$-	$-	$12.97	5.62%	[b]	$614,380	0.72%	[a]	N/A		3.10%	[a]
12/31/13	10.72	0.19	1.73	1.92	(0.15)	(0.21)	(0.36)	12.28	18.30%		550,517	0.72%		0.72%	[l]	1.68%
12/31/12	10.00	0.17	0.99	1.16	(0.16)	(0.28)	(0.44)	10.72	11.70%		422,997	0.73%		0.73%	[l]	1.63%
12/31/11	10.21	0.18	(0.20)	(0.02)	(0.15)	(0.04)	(0.19)	10.00	(0.16%	)	356,240	0.75%		N/A		1.77%
12/31/10	9.56	0.18	0.67	0.85	(0.13)	(0.07)	(0.20)	10.21	9.17%		325,337	0.76%		0.75%		1.89%
12/31/09	7.75	0.20	1.69	1.89	(0.08)	-	(0.08)	9.56	24.52%		231,008	0.77%		0.75%		2.31%

	Six months ended June 30, 2014b,[r]	Year ended December 31
		2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes[x]	1%	8%	8%	13%	3%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19. 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets primarily in shares of various funds advised by MML Investment Advisers, LLC (“MML Advisers”) or its affiliate. The Allocation Funds may also invest in non-affiliated funds. The financial statements of other series of the Trust, the applicable series of the MML Series Investment Fund II (which are advised by MML Advisers), Oppenheimer Funds (which are advised by OFI Global Asset Management, Inc., a majority-owned, indirect subsidiary of MML Advisers), and non-affiliated funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds, or any non-affiliated funds in which the shares are invested.

American Funds Growth Fund and American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2014, the American Funds Growth Fund and American Funds International Fund owned 0.45% and 0.62% of the Growth and International Master Funds, respectively. The American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

34

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or underlying funds. Shares of the Master Fund and underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds or Master Funds, as applicable, explain the valuation methods for the underlying funds or Master Funds, including the circumstances under which the underlying funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund characterized all investments at Level 1, as of June 30, 2014. The Aggressive Allocation Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2014. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2014. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.

35

Notes to Financial Statements (Unaudited) (Continued)

Dividend income and distributions including realized gain distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain underlying funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

36

Notes to Financial Statements (Unaudited) (Continued)

3.	Advisory Fees and Other Transactions

Investment Advisory Fees

MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Conservative Allocation Fund	0.10%	Aggressive Allocation Fund	0.10%
Balanced Allocation Fund	0.10%	American Funds Growth Fund	0.15%
Moderate Allocation Fund	0.10%	American Funds International Fund	0.15%
Growth Allocation Fund	0.10%	American Funds Core Allocation Fund	0.20%

MassMutual served as the Funds’ investment adviser pursuant to the investment advisory agreements through March 31, 2014.

Administration Fees

For the American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund, under separate administrative and shareholder services agreements between the Funds and MML Advisers, MML Advisers is obligated to provide all necessary administrative and shareholder services and bear some of the class specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%
American Funds Core Allocation Fund	0.25%

MassMutual served as the Funds’ administrator pursuant to the administrative and shareholder services agreements through March 31, 2014.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Expense Caps and Waivers

MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Master Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Service Class I
American Funds Growth Fund*	0.70%
American Funds International Fund*	0.70%

37

Notes to Financial Statements (Unaudited) (Continued)

#	Master Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2015.

Prior to April 1, 2014, expense caps were with MassMutual.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2014, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$72,255,915	$-	$75,978,551
Balanced Allocation Fund	-	78,038,138	-	66,546,569
Moderate Allocation Fund	-	359,541,165	-	251,154,191
Growth Allocation Fund	-	250,274,439	-	264,741,829
Aggressive Allocation Fund	-	28,459,408	-	24,041,212
American Funds Growth Fund	-	11,717,430	-	1,429,318
American Funds International Fund	-	2,250,775	-	1,223,321
American Funds Core Allocation Fund	-	46,932,782	-	6,401,453

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	1,114,050	$12,837,785	1,877,823	$21,025,436
Issued as reinvestment of dividends	-	-	677,349	7,254,406
Redeemed	(1,800,819)	(20,745,864)	(3,212,722)	(36,026,064)

Net increase (decrease)	(686,769)	$(7,908,079)	(657,550)	$(7,746,222)

Conservative Allocation Fund Service Class
Sold	2,184,834	$24,965,999	4,864,126	$54,092,874
Issued as reinvestment of dividends	-	-	1,488,585	15,838,548
Redeemed	(2,218,539)	(25,400,801)	(4,982,866)	(55,453,825)

Net increase (decrease)	(33,705)	$(434,802)	1,369,845	$14,477,597

38

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
Balanced Allocation Fund Initial Class
Sold	637,097	$7,466,267	1,423,956	$16,210,783
Issued as reinvestment of dividends	-	-	992,586	10,680,220
Redeemed	(787,230)	(9,248,166)	(1,925,556)	(21,893,799)

Net increase (decrease)	(150,133)	$(1,781,899)	490,986	$4,997,204

Balanced Allocation Fund Service Class
Sold	1,968,557	$22,973,856	4,950,833	$55,901,363
Issued as reinvestment of dividends	-	-	2,195,468	23,513,468
Redeemed	(1,274,858)	(14,815,045)	(1,881,103)	(21,179,918)

Net increase (decrease)	693,699	$8,158,811	5,265,198	$58,234,913

Moderate Allocation Fund Initial Class
Sold	1,119,045	$13,663,461	2,873,269	$33,309,584
Issued as reinvestment of dividends	-	-	2,398,139	26,643,324
Redeemed	(2,161,832)	(26,502,251)	(4,218,325)	(49,068,216)

Net increase (decrease)	(1,042,787)	$(12,838,790)	1,053,083	$10,884,692

Moderate Allocation Fund Service Class
Sold	10,193,234	$123,904,364	21,048,925	$244,351,216
Issued as reinvestment of dividends	-	-	6,865,364	75,862,266
Redeemed	(1,351,333)	(16,372,637)	(2,102,713)	(24,354,438)

Net increase (decrease)	8,841,901	$107,531,727	25,811,576	$295,859,044

Growth Allocation Fund Initial Class
Sold	1,120,743	$13,349,185	2,205,422	$25,220,688
Issued as reinvestment of dividends	-	-	5,503,379	58,555,951
Redeemed	(2,254,011)	(26,796,723)	(4,194,509)	(48,188,919)

Net increase (decrease)	(1,133,268)	$(13,447,538)	3,514,292	$35,587,720

Growth Allocation Fund Service Class
Sold	1,598,887	$18,890,323	3,508,324	$39,764,971
Issued as reinvestment of dividends	-	-	8,073,752	85,581,778
Redeemed	(2,345,645)	(27,753,933)	(4,655,264)	(52,909,157)

Net increase (decrease)	(746,758)	$(8,863,610)	6,926,812	$72,437,592

Aggressive Allocation Fund Initial Class
Sold	280,049	$3,462,394	483,643	$5,615,320
Issued as reinvestment of dividends	-	-	325,632	3,578,700
Redeemed	(366,162)	(4,591,376)	(564,756)	(6,571,147)

Net increase (decrease)	(86,113)	$(1,128,982)	244,519	$2,622,873

Aggressive Allocation Fund Service Class
Sold	622,269	$7,667,441	1,000,300	$11,507,602
Issued as reinvestment of dividends	-	-	285,667	3,119,478
Redeemed	(195,002)	(2,397,497)	(423,630)	(4,869,693)

Net increase (decrease)	427,267	$5,269,944	862,337	$9,757,387

American Funds Growth Fund Service Class I
Sold	573,205	$8,143,812	1,330,363	$16,761,260
Issued as reinvestment of dividends	-	-	144,448	1,781,049
Redeemed	(204,703)	(2,924,901)	(735,381)	(9,580,073)

Net increase (decrease)	368,502	$5,218,911	739,430	$8,962,236

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Shares	Amount	Shares	Amount
American Funds International Fund Service Class I
Sold	267,342	$3,008,959	591,916	$6,139,893
Issued as reinvestment of dividends	-	-	140,051	1,375,301
Redeemed	(166,400)	(1,859,163)	(447,249)	(4,696,230)

Net increase (decrease)	100,942	$1,149,796	284,718	$2,818,964

American Funds Core Allocation Fund Service Class I
Sold	3,440,592	$43,093,301	5,785,592	$67,466,530
Issued as reinvestment of dividends	-	-	1,353,803	15,176,135
Redeemed	(917,420)	(11,424,425)	(1,740,422)	(19,966,190)

Net increase (decrease)	2,523,172	$31,668,876	5,398,973	$62,676,475

6.	Federal Income Tax Information

At June 30, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$439,208,917	$41,273,324	$(1,670,631)	$39,602,693
Balanced Allocation Fund	518,600,566	70,632,100	(824,010)	69,808,090
Moderate Allocation Fund	1,849,852,720	284,241,462	(2,789,787)	281,451,675
Growth Allocation Fund	1,368,389,963	340,503,500	(468,437)	340,035,063
Aggressive Allocation Fund	97,850,385	19,721,751	(59,578)	19,662,173
American Funds Growth Fund	74,997,424	29,769,909	-	29,769,909
American Funds International Fund	39,010,059	12,422,341	-	12,422,341
American Funds Core Allocation Fund	473,168,350	141,895,122	-	141,895,122

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2013, for federal income tax purposes, there were no unused capital losses.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

40

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2013, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$9,991,892	$13,101,062	$-
Balanced Allocation Fund	11,799,523	22,394,165	-
Moderate Allocation Fund	29,064,823	73,440,767	-
Growth Allocation Fund	25,806,493	118,331,236	-
Aggressive Allocation Fund	1,061,490	5,636,689	-
American Funds Growth Fund	256,783	1,524,266	-
American Funds International Fund	398,567	976,734	-
American Funds Core Allocation Fund	6,409,712	8,766,423	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2013:

Amount
Conservative Allocation Fund	$26,944
Balanced Allocation Fund	38,327
Moderate Allocation Fund	138,833
Growth Allocation Fund	159,212
Aggressive Allocation Fund	10,764
American Funds International Fund	80,062
American Funds Core Allocation Fund	86,759

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2013, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$11,108,984	$30,113,388	$(51,200)	$37,845,884
Balanced Allocation Fund	11,335,964	35,128,275	(60,204)	66,945,439
Moderate Allocation Fund	33,338,445	126,118,310	(182,597)	270,309,813
Growth Allocation Fund	23,848,551	138,686,375	(202,471)	351,337,541
Aggressive Allocation Fund	1,151,799	9,896,866	(11,118)	21,174,618
American Funds Growth Fund	446,044	3,755,896	(7,267)	30,371,595
American Funds International Fund	420,618	1,619,293	(4,839)	11,097,231
American Funds Core Allocation Fund	8,023,583	18,344,278	(52,574)	120,969,677

The Funds did not have any unrecognized tax benefits at June 30, 2014, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2014, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

41

Notes to Financial Statements (Unaudited) (Continued)

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2014, was as follows:

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 6/30/14	Value as of 6/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,200,068	126,706	181,013	1,145,761	$20,463,291	$-	$-	$1,446,004
MML Equity Income Fund, Initial Class	1,761,884	129,446	515,267	1,376,063	19,677,704	-	-	2,526,382
MML Focused Equity Fund, Class II	465,717	53,842	82,249	437,310	7,276,831	-	-	342,432
MML Foreign Fund, Initial Class	1,232,334	75,333	634,973	672,694	7,850,333	-	-	1,637,964
MML Fundamental Growth Fund, Class II	1,005,911	81,763	185,278	902,396	13,553,983	-	-	617,750
MML Fundamental Value Fund, Class II	1,234,468	109,547	215,885	1,128,130	18,535,183	-	-	863,723
MML Global Fund, Class I	770,262	151,943	125,580	796,625	10,372,057	-	-	480,453
MML High Yield Fund, Class II	2,015,699	279,106	253,768	2,041,037	22,573,872	365,962	893,681	238,044
MML Income & Growth Fund, Initial Class	1,124,632	88,836	288,421	925,047	11,230,069	-	-	765,455
MML Inflation-Protected and Income Fund, Initial Class	647,031	98,391	66,837	678,585	7,240,507	43,276	154,086	(44,218)
MML International Equity Fund, Class II	-	771,258	32,671	738,587	7,622,214	-	-	4,769
MML Large Cap Growth Fund, Initial Class	929,110	106,561	117,922	917,749	13,784,595	-	-	471,042
MML Managed Bond Fund, Initial Class	9,679,060	1,190,520	1,086,921	9,782,659	125,751,056	1,552,161	-	16,855
MML Managed Volatility Fund, Initial Class	-	642,164	-	642,164	9,477,146	-	-	-
MML Mid Cap Growth Fund, Initial Class	520,735	29,712	72,224	478,223	8,435,849	-	-	381,729
MML Mid Cap Value Fund, Initial Class	807,112	84,192	139,524	751,780	11,306,767	-	-	519,186
MML PIMCO Total Return Fund, Class II	6,089,758	793,044	699,481	6,183,321	65,852,374	-	-	354,917
MML Short-Duration Bond Fund, Class II	3,242,222	310,738	389,442	3,163,518	31,540,272	246,273	4,157	(77,786)
MML Small Cap Growth Equity Fund, Initial Class	216,757	16,767	41,536	191,988	4,542,919	-	-	316,211
MML Small Company Value Fund, Class II	262,293	23,256	43,637	241,912	5,951,037	-	-	298,587
MML Small/Mid Cap Value Fund, Initial Class	309,760	53,649	112,041	251,368	3,762,981	-	-	74,561
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	46,584	7,766	15,418	38,932	2,921,474	-	-	61,020
Oppenheimer Global Fund/VA, Non-Service Shares*	166,364	61,711	28,974	199,101	8,039,701	85,805	350,061	327,831
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	6,028,823	808,733	655,401	6,182,155	33,259,992	1,389,201	-	237,457
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,065,690	3,365,762	4,376,784	3,054,668	7,789,403	87,668	154,298	985,376

					$478,811,610	$3,770,346	$1,556,283	$12,845,744

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,764,175	98,168	200,046	1,662,297	$29,688,624	$-	$-	$1,445,234
MML Equity Income Fund, Initial Class	2,300,487	111,084	624,815	1,786,756	25,550,613	-	-	2,955,719
MML Focused Equity Fund, Class II	829,418	55,164	93,308	791,274	13,166,795	-	-	403,753
MML Foreign Fund, Initial Class	1,687,201	75,591	627,107	1,135,685	13,253,440	-	-	1,717,054
MML Fundamental Growth Fund, Class II	1,492,258	75,542	267,476	1,300,324	19,530,869	-	-	906,703
MML Fundamental Value Fund, Class II	1,633,306	86,594	231,683	1,488,217	24,451,409	-	-	1,216,421
MML Global Fund, Class I	1,106,976	183,576	118,060	1,172,492	15,265,843	-	-	603,396
MML High Yield Fund, Class II	2,013,574	229,203	136,864	2,105,913	23,291,395	374,006	913,326	184,448
MML Income & Growth Fund, Initial Class	1,495,942	253,256	201,755	1,547,443	18,785,959	-	-	624,753
MML Inflation-Protected and Income Fund, Initial Class	766,407	101,190	35,569	832,028	8,877,743	52,866	188,232	(20,265)
MML International Equity Fund, Class II	-	1,270,148	27,843	1,242,305	12,820,588	-	-	4,271
MML Large Cap Growth Fund, Initial Class	1,413,738	73,104	185,040	1,301,802	19,553,070	-	-	1,044,417
MML Managed Bond Fund, Initial Class	9,657,265	899,022	543,410	10,012,877	128,710,384	1,595,096	-	224,254
MML Managed Volatility Fund, Initial Class	-	979,436	-	979,436	14,454,666	-	-	-
MML Mid Cap Growth Fund, Initial Class	981,679	33,827	90,805	924,701	16,311,731	-	-	776,823

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 6/30/14	Value as of 6/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Balanced Allocation Fund (Continued)
MML Mid Cap Value Fund, Initial Class	1,271,836	86,204	149,724	1,208,316	$18,173,068	$-	$-	$863,035
MML PIMCO Total Return Fund, Class II	6,089,257	569,463	361,393	6,297,327	67,066,529	-	-	154,062
MML Short-Duration Bond Fund, Class II	2,850,835	445,189	279,447	3,016,577	30,075,274	223,922	3,780	(10,974)
MML Small Cap Growth Equity Fund, Initial Class	344,730	18,971	46,766	316,935	7,499,502	-	-	262,058
MML Small Company Value Fund, Class II	359,725	25,117	44,133	340,709	8,381,449	-	-	299,222
MML Small/Mid Cap Value Fund, Initial Class	488,772	53,115	116,349	425,538	6,370,304	-	-	78,042
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	81,709	8,656	17,726	72,639	5,450,803	-	-	71,868
Oppenheimer Global Fund/VA, Non-Service Shares*	294,771	71,095	29,709	336,157	13,574,028	144,698	590,330	456,270
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	6,130,687	724,802	367,276	6,488,213	34,906,585	1,456,272	-	116,936
Oppenheimer International Growth Fund/VA, Non-Service Shares*	6,598,581	5,490,652	6,913,553	5,175,680	13,197,985	148,355	261,109	1,630,946

					$588,408,656	$3,995,215	$1,956,777	$16,008,446

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,864,096	469,532	1,409,103	6,924,525	$123,672,025	$-	$-	$10,426,234
MML Equity Income Fund, Initial Class	8,232,222	502,508	2,397,682	6,337,048	90,619,785	-	-	11,460,376
MML Focused Equity Fund, Class II	3,965,145	329,725	447,493	3,847,377	64,020,354	-	-	1,974,958
MML Foreign Fund, Initial Class	6,211,723	303,587	2,267,235	4,248,075	49,575,032	-	-	5,529,299
MML Fundamental Growth Fund, Class II	6,410,859	410,633	1,304,563	5,516,929	82,864,278	-	-	4,520,415
MML Fundamental Value Fund, Class II	5,962,751	503,490	995,522	5,470,719	89,883,913	-	-	5,785,006
MML Global Fund, Class I	4,561,714	2,550,908	333,556	6,779,066	88,263,433	-	-	2,020,186
MML High Yield Fund, Class II	5,119,036	706,986	245,894	5,580,128	61,716,220	970,540	2,370,064	306,728
MML Income & Growth Fund, Initial Class	6,145,840	566,883	627,586	6,085,137	73,873,564	-	-	2,060,503
MML Inflation-Protected and Income Fund, Initial Class	2,176,272	341,342	84,470	2,433,144	25,961,645	152,660	543,555	(35,759)
MML International Equity Fund, Class II	-	4,701,514	60,323	4,641,191	47,897,093	-	-	8,727
MML Large Cap Growth Fund, Initial Class	5,894,225	387,109	757,653	5,523,681	82,965,686	-	-	3,990,481
MML Managed Bond Fund, Initial Class	26,775,331	2,776,545	1,126,013	28,425,863	365,399,857	4,426,216	-	502,210
MML Managed Volatility Fund, Initial Class	-	4,067,401	-	4,067,401	60,027,316	-	-	-
MML Mid Cap Growth Fund, Initial Class	4,128,578	177,868	272,555	4,033,891	71,157,835	-	-	2,503,973
MML Mid Cap Value Fund, Initial Class	5,340,970	492,719	488,798	5,344,891	80,387,156	-	-	2,937,751
MML PIMCO Total Return Fund, Class II	17,335,633	1,643,706	680,017	18,299,322	194,887,780	-	-	289,334
MML Short-Duration Bond Fund, Class II	8,828,468	779,915	1,495,875	8,112,508	80,881,707	654,603	11,050	(56,329)
MML Small Cap Growth Equity Fund, Initial Class	1,431,401	129,246	196,092	1,364,555	32,288,877	-	-	1,309,367
MML Small Company Value Fund, Class II	1,637,535	169,831	220,213	1,587,153	39,043,965	-	-	1,596,249
MML Small/Mid Cap Value Fund, Initial Class	2,028,805	319,806	531,644	1,816,967	27,199,995	-	-	306,130
MML Strategic Emerging Markets Fund, Class II	3,833,690	486,294	248,270	4,071,714	43,893,080	-	-	(37,491)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	341,296	47,622	81,069	307,849	23,100,964	-	-	199,477
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	4,904,591	-	4,904,591	52,920,541	6,915	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	913,555	141,205	81,154	973,606	39,314,219	419,191	1,710,192	1,128,506
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	16,398,569	2,296,372	625,708	18,069,233	97,212,476	4,056,667	-	376,644
Oppenheimer International Growth Fund/VA, Non-Service Shares*	23,076,913	18,078,222	24,576,469	16,578,666	42,275,599	475,313	836,565	6,789,681

					$2,131,304,395	$11,162,105	$5,471,426	$65,892,656

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 6/30/14	Value as of 6/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,448,654	147,000	1,818,067	6,777,587	$121,047,697	$-	$-	$15,026,190
MML Equity Income Fund, Initial Class	8,005,407	135,113	2,359,008	5,781,512	82,675,621	-	-	12,161,678
MML Focused Equity Fund, Class II	4,995,149	137,523	701,211	4,431,461	73,739,517	-	-	3,143,419
MML Foreign Fund, Initial Class	6,116,223	111,711	1,691,260	4,536,674	52,942,986	-	-	3,687,588
MML Fundamental Growth Fund, Class II	6,934,028	120,561	1,615,602	5,438,987	81,693,586	-	-	5,530,654
MML Fundamental Value Fund, Class II	5,840,249	133,617	1,039,407	4,934,459	81,073,165	-	-	6,254,350
MML Global Fund, Class I	4,702,538	2,522,766	605,118	6,620,186	86,194,826	-	-	3,811,246
MML High Yield Fund, Class II	2,503,342	224,742	150,207	2,577,877	28,511,323	463,279	1,131,331	202,890
MML Income & Growth Fund, Initial Class	4,812,655	568,610	576,150	4,805,115	58,334,097	-	-	1,617,309
MML Inflation-Protected and Income Fund, Initial Class	1,457,511	175,891	84,618	1,548,784	16,525,529	99,843	355,493	870
MML International Equity Fund, Class II	-	5,056,812	91,017	4,965,795	51,247,001	-	-	15,525
MML Large Cap Growth Fund, Initial Class	6,923,639	117,809	1,593,609	5,447,839	81,826,540	-	-	8,389,044
MML Managed Bond Fund, Initial Class	14,510,535	687,827	899,290	14,299,072	183,807,221	2,305,478	-	66,807
MML Managed Volatility Fund, Initial Class	-	4,162,672	-	4,162,672	61,433,340	-	-	-
MML Mid Cap Growth Fund, Initial Class	4,816,274	49,096	484,649	4,380,721	77,275,913	-	-	5,101,524
MML Mid Cap Value Fund, Initial Class	5,876,041	189,492	642,685	5,422,848	81,559,628	-	-	4,980,917
MML PIMCO Total Return Fund, Class II	8,963,265	361,400	501,572	8,823,093	93,965,944	-	-	212,365
MML Short-Duration Bond Fund, Class II	4,644,030	456,705	1,220,685	3,880,050	38,684,097	328,858	5,552	(49,243)
MML Small Cap Growth Equity Fund, Initial Class	1,620,968	55,516	220,044	1,456,440	34,463,125	-	-	1,547,667
MML Small Company Value Fund, Class II	1,698,945	87,201	220,562	1,565,584	38,513,359	-	-	2,124,573
MML Small/Mid Cap Value Fund, Initial Class	2,127,480	94,239	331,702	1,890,017	28,293,551	-	-	233,275
MML Strategic Emerging Markets Fund, Class II	4,734,091	366,205	295,733	4,804,563	51,793,185	-	-	(119,245)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	365,914	14,450	51,900	328,464	24,647,943	-	-	160,732
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	4,588,574	-	4,588,574	49,510,713	6,469	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	933,211	62,660	158,666	837,205	33,806,341	361,698	1,475,638	3,198,272
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	8,727,255	799,910	446,909	9,080,256	48,851,779	2,045,313	-	403,884
Oppenheimer International Growth Fund/VA, Non-Service Shares*	23,033,002	1,040,025	6,031,067	18,041,960	46,006,999	519,122	913,669	5,913,546

					$1,708,425,026	$6,130,060	$3,881,683	$83,615,837

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	641,611	61,784	172,380	531,015	$9,483,935	$-	$-	$1,307,766
MML Equity Income Fund, Initial Class	607,460	55,945	221,029	442,376	6,325,971	-	-	1,084,776
MML Focused Equity Fund, Class II	402,403	39,156	84,702	356,857	5,938,099	-	-	371,509
MML Foreign Fund, Initial Class	458,161	50,725	87,352	421,534	4,919,300	-	-	220,413
MML Fundamental Growth Fund, Class II	534,455	49,418	154,197	429,676	6,453,734	-	-	514,539
MML Fundamental Value Fund, Class II	450,107	47,257	121,839	375,525	6,169,881	-	-	500,865
MML Global Fund, Class I	351,662	183,963	56,638	478,987	6,236,414	-	-	344,464
MML High Yield Fund, Class II	64,519	9,181	21,922	51,778	572,659	12,348	30,154	7,796
MML Income & Growth Fund, Initial Class	340,250	90,838	55,658	375,430	4,557,721	-	-	163,818
MML Inflation-Protected and Income Fund, Initial Class	47,134	10,272	3,626	53,780	573,834	3,432	12,220	(1,281)
MML International Equity Fund, Class II	-	481,210	21,083	460,127	4,748,506	-	-	4,028
MML Large Cap Growth Fund, Initial Class	522,403	47,100	132,309	437,194	6,566,648	-	-	786,912
MML Managed Bond Fund, Initial Class	410,164	49,850	58,759	401,255	5,157,929	67,011	-	(10,727)
MML Managed Volatility Fund, Initial Class	-	338,553	-	338,553	4,996,409	-	-	-
MML Mid Cap Growth Fund, Initial Class	383,107	28,079	33,035	378,151	6,670,579	-	-	299,869
MML Mid Cap Value Fund, Initial Class	479,210	60,091	61,553	477,748	7,185,334	-	-	289,559
MML PIMCO Total Return Fund, Class II	307,600	28,025	67,838	267,787	2,851,932	-	-	41,525

44

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/13	Purchases	Sales	Number of Shares Held as of 6/30/14	Value as of 6/30/14	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Short-Duration Bond Fund, Class II	73,509	61,039	25,531	109,017	$1,086,899	$6,386	$108	$(5,183)
MML Small Cap Growth Equity Fund, Initial Class	137,468	18,025	24,755	130,738	3,093,604	-	-	157,414
MML Small Company Value Fund, Class II	139,262	19,363	21,423	137,202	3,375,160	-	-	128,749
MML Small/Mid Cap Value Fund, Initial Class	180,002	39,872	59,908	159,966	2,394,688	-	-	44,195
MML Strategic Emerging Markets Fund, Class II	404,471	66,726	37,882	433,315	4,671,131	-	-	(20,097)
Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service Shares*	33,228	7,114	10,318	30,024	2,252,965	-	-	21,287
Oppenheimer Diversified Alternatives Fund/VA, Non-Service Shares*	-	326,130	-	326,130	3,518,943	460	-	-
Oppenheimer Global Fund/VA, Non-Service Shares*	58,142	14,201	8,851	63,492	2,563,827	27,363	111,636	102,392
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	227,088	46,886	16,276	257,698	1,386,417	57,913	-	(1,808)
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,738,483	243,419	507,381	1,474,521	3,760,029	42,322	74,488	372,963

					$117,512,548	$217,235	$228,606	$6,725,743

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2014, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

45

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2014, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MML Advisers (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers, noting that prior to April 1, 2014, MassMutual, of which MML Advisers is a wholly-owned subsidiary, served as the investment adviser to the Funds.

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

46

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2013. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that, in the case of the Conservative Allocation Fund, Moderate Allocation Fund, and Growth Allocation Fund, expense information showed the Funds to be in the second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods.

The Committee noted the following expense considerations in respect of specific Funds:

•	Aggressive Allocation Fund – The Committee considered MML Advisers’ statements that, although the Fund’s total net expense ratio is in the third comparative quartile, it has delivered strong, consistent performance for the one- and three-year periods (47th and 16th percentiles, respectively). The Committee noted that the Fund’s advisory fee was below the peer median.

•	American Funds Core Allocation Fund – The Committee considered that, although the Fund’s total net expense ratio was at the 54th comparative percentile, it advisory fee was at the median of its peers, and that the Fund’s one-year performance was in the second comparative quartile (31st percentile) and its three-year performance was in the first comparative quartile (24th percentile). The Committee considered MML Advisers’ statement that the Fund is popular with investors and has experienced strong asset growth.

The Committee noted that the American Funds International Fund, with a total net expense ratio in the second comparative quartile, had achieved three-year performance in the third comparative quartile, but that the Fund’s performance had improved to the second comparative quartile in the one-year period. The Committee discussed with MML Advisers factors that had contributed to the improved performance and determined that the Fund did not require further detailed inquiry.

The Committee considered information regarding Funds with total net expense ratios in the second comparative quartile that had underperformed in recent periods compared to their peers.

•	Balanced Allocation Fund – The Committee considered that the Fund had total expenses in the second comparative quartile (36th percentile) and had achieved second-quartile three-year comparative performance (35th percentile). The Committee considered MML Advisers’ statement that, despite the Fund’s underperformance in the one-year period (72nd relative percentile), MML Advisers remains confident in the Fund’s strategy and approach.

•	American Funds Growth Fund – The Committee noted that the Fund’s total expenses were in the second comparative quartile (34th percentile). The Committee considered that the Fund had underperformed for the one- and three-year periods (89th and 81st comparative percentiles, respectively), and considered MML Advisers’ statements that stock selection and the Fund’s allocation to cash had been the largest contributors to that underperformance for the one-year period. The Committee considered MML Advisers’ statements that the Fund is in a master-feeder structure and that the underlying American Fund remains an attractive fund to a number of investors. The Committee noted that the Fund pays no subadvisory fee so long as it is in the master-feeder structure, and concluded that the investment of all of the Fund’s assets in the underlying American Fund continues to be appropriate. The Committee considered MML Advisers’ statement that the Fund remains in high demand.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of the revenue (including advisory fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MML Advisers, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the

47

Other Information (Unaudited) (Continued)

Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

48

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2014

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2014:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2014.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.13%	$1,041.20	$0.66	$1,024.10	$0.65
Service Class	1,000	0.38%	1,039.80	1.92	1,022.90	1.91
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,043.20	0.61	1,024.20	0.60
Service Class	1,000	0.37%	1,040.80	1.87	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.11%	1,045.50	0.56	1,024.20	0.55
Service Class	1,000	0.36%	1,044.10	1.82	1,023.00	1.81
Growth Allocation Fund
Initial Class	1,000	0.11%	1,045.80	0.56	1,024.20	0.55
Service Class	1,000	0.36%	1,044.30	1.82	1,023.00	1.81
Aggressive Allocation Fund
Initial Class	1,000	0.18%	1,046.80	0.91	1,023.90	0.90
Service Class	1,000	0.43%	1,045.60	2.18	1,022.70	2.16

49

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
American Funds Growth Fund
Service Class I**	$1,000	1.04%	$1,053.00	$5.29	$1,019.60	$5.21
American Funds International Fund
Service Class I**	1,000	1.24%	1,035.50	6.26	1,018.60	6.21
American Funds Core Allocation Fund
Service Class I	1,000	0.72%	1,056.20	3.67	1,021.20	3.61

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2014, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

50

Underwriter:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

© 2014 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives. Investment Adviser: MML Investment Advisers, LLC	CRN201509-185090

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or

15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by

Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date 8/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date 8/27/14

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 8/27/14